UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number    811-10385

                    Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                      Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Mark Karpe, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

                                     Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: 949-219-3224

Date of fiscal year end: March 31

Date of reporting period: April 1, 2022 – September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

September 30, 2022

SEMI-ANNUAL REPORT

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2022

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	581,786	$5,393,157
Pacific Funds Floating Rate Income ‘P’	1,266,717	11,501,792
Pacific Funds High Income ‘P’	1,379,053	11,597,836
PF Inflation Managed Fund ‘P’	1,089,767	9,633,543
PF Managed Bond Fund ‘P’	7,243,889	65,122,565
PF Short Duration Bond Fund ‘P’	3,427,780	32,358,239
PF Emerging Markets Debt Fund ‘P’	632,354	4,179,862
PF Growth Fund ‘P’	44,479	978,991
PF Large-Cap Value Fund ‘P’	565,931	5,880,021
PF Small-Cap Value Fund ‘P’	70,700	565,597
PF Emerging Markets Fund ‘P’	192,625	1,552,556
PF International Small-Cap Fund ‘P’	110,253	692,391
PF International Value Fund ‘P’	113,003	771,810
PF Multi-Asset Fund ‘P’	3,214,398	23,368,674
PF Real Estate Fund ‘P’	246,866	3,167,288

Total Affiliated Mutual Funds (Cost $193,424,252)		176,764,322

TOTAL INVESTMENTS - 100.2% (Cost $193,424,252)		176,764,322

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(386,717)

NET ASSETS - 100.0%		$176,377,605

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	79.3%
Affiliated Equity Funds	20.9%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$176,764,322	$176,764,322	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	742,767	$6,885,450
Pacific Funds Floating Rate Income ‘P’	1,304,309	11,843,129
Pacific Funds High Income ‘P’	1,746,324	14,686,584
PF Inflation Managed Fund ‘P’	813,631	7,192,496
PF Managed Bond Fund ‘P’	9,163,592	82,380,695
PF Short Duration Bond Fund ‘P’	2,408,723	22,738,349
PF Emerging Markets Debt Fund ‘P’	900,650	5,953,298
PF Growth Fund ‘P’	149,940	3,300,176
PF Large-Cap Value Fund ‘P’	1,175,897	12,217,568
PF Small-Cap Value Fund ‘P’	246,683	1,973,468
PF Emerging Markets Fund ‘P’	397,159	3,201,099
PF International Growth Fund ‘P’	114,185	593,761
PF International Small-Cap Fund ‘P’	151,951	954,251
PF International Value Fund ‘P’	572,920	3,913,042
PF Multi-Asset Fund ‘P’	7,469,799	54,305,440
PF Real Estate Fund ‘P’	336,295	4,314,665

Total Affiliated Mutual Funds (Cost $266,020,905)		236,453,471

TOTAL INVESTMENTS - 100.2% (Cost $266,020,905)		236,453,471

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(457,838)

NET ASSETS - 100.0%		$235,995,633

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	64.3%
Affiliated Equity Funds	35.9%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$236,453,471	$236,453,471	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,470,483	$13,631,374
Pacific Funds Floating Rate Income ‘P’	3,716,194	33,743,044
Pacific Funds High Income ‘P’	4,268,019	35,894,038
PF Inflation Managed Fund ‘P’	1,769,349	15,641,043
PF Managed Bond Fund ‘P’	18,181,714	163,453,608
PF Short Duration Bond Fund ‘P’	7,350,923	69,392,714
PF Emerging Markets Debt Fund ‘P’	1,762,325	11,648,967
PF Growth Fund ‘P’	1,515,452	33,355,103
PF Large-Cap Value Fund ‘P’	5,961,086	61,935,681
PF Small-Cap Growth Fund ‘P’	223,080	2,801,889
PF Small-Cap Value Fund ‘P’	1,183,078	9,464,628
PF Emerging Markets Fund ‘P’	1,310,686	10,564,131
PF International Growth Fund ‘P’	736,760	3,831,152
PF International Small-Cap Fund ‘P’	502,149	3,153,498
PF International Value Fund ‘P’	2,719,749	18,575,883
PF Multi-Asset Fund ‘P’	34,682,919	252,144,822
PF Real Estate Fund ‘P’	1,363,510	17,493,830

Total Affiliated Mutual Funds (Cost $839,601,197)		756,725,405

TOTAL INVESTMENTS - 100.1% (Cost $839,601,197)		756,725,405

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(911,105)

NET ASSETS - 100.0%		$755,814,300

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	54.7%
Affiliated Fixed Income Funds	45.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$756,725,405	$756,725,405	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	624,928	$5,793,082
Pacific Funds Floating Rate Income ‘P’	2,732,112	24,807,577
Pacific Funds High Income ‘P’	2,450,234	20,606,467
PF Inflation Managed Fund ‘P’	376,628	3,329,392
PF Managed Bond Fund ‘P’	7,558,086	67,947,198
PF Short Duration Bond Fund ‘P’	4,597,813	43,403,360
PF Emerging Markets Debt Fund ‘P’	1,000,058	6,610,381
PF Growth Fund ‘P’	774,681	17,050,731
PF Large-Cap Value Fund ‘P’	4,928,213	51,204,130
PF Small-Cap Growth Fund ‘P’	668,457	8,395,821
PF Small-Cap Value Fund ‘P’	1,404,295	11,234,357
PF Emerging Markets Fund ‘P’	1,863,669	15,021,172
PF International Growth Fund ‘P’	1,177,412	6,122,541
PF International Small-Cap Fund ‘P’	914,630	5,743,880
PF International Value Fund ‘P’	3,211,808	21,936,646
PF Multi-Asset Fund ‘P’	41,779,193	303,734,732
PF Real Estate Fund ‘P’	1,387,388	17,800,191

Total Affiliated Mutual Funds (Cost $721,466,858)		630,741,658

TOTAL INVESTMENTS - 100.1% (Cost $721,466,858)		630,741,658

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(764,801)

NET ASSETS - 100.0%		$629,976,857

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	72.7%
Affiliated Fixed Income Funds	27.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$630,741,658	$630,741,658	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Floating Rate Income ‘P’	599,585	$5,444,233
Pacific Funds High Income ‘P’	322,314	2,710,664
PF Managed Bond Fund ‘P’	438,968	3,946,324
PF Short Duration Bond Fund ‘P’	1,205,410	11,379,068
PF Emerging Markets Debt Fund ‘P’	197,023	1,302,323
PF Growth Fund ‘P’	776,723	17,095,668
PF Large-Cap Value Fund ‘P’	2,148,926	22,327,342
PF Small-Cap Growth Fund ‘P’	644,753	8,098,096
PF Small-Cap Value Fund ‘P’	1,451,258	11,610,065
PF Emerging Markets Fund ‘P’	1,040,529	8,386,666
PF International Growth Fund ‘P’	1,284,256	6,678,129
PF International Small-Cap Fund ‘P’	730,870	4,589,865
PF International Value Fund ‘P’	1,083,164	7,398,008
PF Multi-Asset Fund ‘P’	17,123,042	124,484,515
PF Real Estate Fund ‘P’	546,012	7,005,334

Total Affiliated Mutual Funds (Cost $282,058,925)		242,456,300

TOTAL INVESTMENTS - 100.1% (Cost $282,058,925)		242,456,300

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(269,178)

NET ASSETS - 100.0%		$242,187,122

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	89.9%
Affiliated Fixed Income Funds	10.2%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$242,456,300	$242,456,300	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 56.4%

Basic Materials - 2.1%

Celanese US Holdings LLC 5.900% due 07/05/24	$500,000	$493,458
Glencore Funding LLC (Australia) 4.125% due 05/30/23 ~	247,000	245,775
Nucor Corp 3.950% due 05/23/25	200,000	194,058

		933,291

Communications - 2.9%

Charter Communications Operating LLC 4.432% (USD LIBOR + 1.650%) due 02/01/24 §	300,000	301,649
Cox Communications Inc 2.950% due 06/30/23 ~	200,000	197,151
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	379,375	374,143
Verizon Communications Inc 4.005% (USD LIBOR + 1.100%) due 05/15/25 §	400,000	402,281

		1,275,224

Consumer, Cyclical - 2.6%

7-Eleven Inc 0.625% due 02/10/23 ~	350,000	345,047
British Airways Pass-Through Trust ‘A’ (United Kingdom) 3.350% due 12/15/30 ~	75,570	63,326
4.625% due 12/20/25 ~	50,550	49,175
Daimler Trucks Finance North America LLC (Germany) 4.061% (SOFR + 1.000%) due 04/05/24 ~ §	500,000	498,690
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	100,000	96,703
Hyatt Hotels Corp 3.375% due 07/15/23	100,000	99,008

		1,151,949

Consumer, Non-Cyclical - 3.8%

AmerisourceBergen Corp 0.737% due 03/15/23	66,000	64,951
Bayer US Finance II LLC (Germany) 4.303% (USD LIBOR + 1.010%) due 12/15/23 ~ §	250,000	249,212
Cigna Corp 3.750% due 07/15/23	300,000	297,922
Coca-Cola Europacific Partners PLC (United Kingdom) 0.500% due 05/05/23 ~	500,000	487,146
Constellation Brands Inc 3.600% due 05/09/24	100,000	97,899
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	200,000	188,344
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	300,000	293,547

		1,679,021

Energy - 4.2%

Enbridge Inc (Canada) 3.345% (SOFR + 0.630%) due 02/16/24 §	250,000	247,385
Energy Transfer LP 3.450% due 01/15/23	200,000	198,982
4.250% due 03/15/23	200,000	199,518
Enterprise Products Operating LLC 3.900% due 02/15/24	200,000	196,551
Kinder Morgan Energy Partners LP 3.450% due 02/15/23	266,000	264,807

	Principal Amount	Value
Kinder Morgan Inc 3.792% (USD LIBOR + 1.280%) due 01/15/23 §	$100,000	$100,096
MPLX LP 4.500% due 07/15/23	250,000	248,918
Sabine Pass Liquefaction LLC 5.625% due 04/15/23	400,000	400,275

		1,856,532

Financial - 24.4%

AerCap Ireland Capital DAC (Ireland) 1.150% due 10/29/23	350,000	332,677
Air Lease Corp 3.000% due 09/15/23	300,000	292,769
American Express Co 3.950% due 08/01/25	450,000	436,116
Bank of America Corp 3.004% due 12/20/23	300,000	298,444
3.183% (SOFR + 0.690%)
due 04/22/25 §	500,000	492,065
3.948% (USD LIBOR + 0.790%)
due 03/05/24 §	250,000	249,570
Citigroup Inc 4.042% (USD LIBOR + 1.100%) due 05/17/24 §	400,000	400,129
4.554% (SOFR + 1.528%)
due 03/17/26 §	250,000	250,123
5.610% due 09/29/26	50,000	49,759
HSBC Holdings PLC (United Kingdom) 3.961% (USD LIBOR + 1.000%) due 05/18/24 §	450,000	444,692
JPMorgan Chase & Co 3.673% (USD LIBOR + 0.890%) due 07/23/24 §	150,000	150,090
3.711% (SOFR + 0.920%)
due 02/24/26 §	850,000	837,118
Mitsubishi UFJ Financial Group Inc (Japan) 3.455% due 03/02/23	950,000	945,758
3.626% (USD LIBOR + 0.860%)
due 07/26/23 §	365,000	365,924
4.292% (SOFR + 1.385%)
due 09/12/25 §	500,000	499,974
Morgan Stanley 0.560% due 11/10/23	250,000	248,641
4.083% (USD LIBOR + 1.220%)
due 05/08/24 §	500,000	500,413
4.183% (USD LIBOR + 1.400%)
due 10/24/23 §	250,000	250,009
Nasdaq Inc 0.445% due 12/21/22	100,000	99,021
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	150,000	148,767
Royal Bank of Canada (Canada) 3.970% due 07/26/24	300,000	294,879
Skandinaviska Enskilda Banken AB (Sweden) 3.402% (USD LIBOR + 0.320%) due 09/01/23 ~ §	500,000	497,532
Sumitomo Mitsui Financial Group Inc (Japan) 2.696% due 07/16/24	300,000	286,866
3.598% (USD LIBOR + 0.860%)
due 07/19/23 §	132,000	132,258
Svenska Handelsbanken AB (Sweden) 3.835% (SOFR + 0.910%) due 06/10/25 ~ §	250,000	248,597
The Goldman Sachs Group Inc 0.523% due 03/08/23	500,000	491,583
3.164% (SOFR + 0.700%)
due 01/24/25 §	500,000	491,189
The Toronto-Dominion Bank (Canada) 3.766% due 06/06/25	300,000	290,138
4.285% due 09/13/24	250,000	246,429

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
UBS AG (Switzerland) 3.017% (SOFR + 0.360%) due 02/09/24 ~ §	$500,000	$497,499

		10,769,029

Industrial - 4.5%

Carlisle Cos Inc 0.550% due 09/01/23	300,000	288,072
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	200,000	182,882
Graphic Packaging International LLC 0.821% due 04/15/24 ~	400,000	371,747
Parker-Hannifin Corp 3.650% due 06/15/24	200,000	195,758
Penske Truck Leasing Co LP 2.700% due 03/14/23 ~	200,000	197,927
4.125% due 08/01/23 ~	250,000	247,744
Siemens Financieringsmaatschappij NV (Germany) 3.362% (SOFR + 0.430%) due 03/11/24 ~ §	500,000	498,290

		1,982,420

Technology - 2.5%

Infor Inc 1.450% due 07/15/23 ~	325,000	313,697
International Business Machines Corp 4.000% due 07/27/25	350,000	343,429
Leidos Inc 2.950% due 05/15/23	143,000	141,308
Microchip Technology Inc 2.670% due 09/01/23	93,000	90,671
4.333% due 06/01/23	200,000	199,104

		1,088,209

Utilities - 9.4%

Alliant Energy Finance LLC 3.750% due 06/15/23 ~	300,000	296,303
American Electric Power Co Inc 3.262% (USD LIBOR + 0.480%) due 11/01/23 §	250,000	248,633
CenterPoint Energy Resources Corp 3.600% (USD LIBOR + 0.500%) due 03/02/23 §	172,000	171,617
DTE Energy Co 2.250% due 11/01/22	500,000	499,199
4.220% due 11/01/24	150,000	147,252
Duke Energy Progress LLC 3.375% due 09/01/23	135,000	133,406
Emera US Finance LP (Canada) 0.833% due 06/15/24	150,000	139,082
Eversource Energy 4.200% due 06/27/24	150,000	148,034
NextEra Energy Capital Holdings Inc 3.015% (SOFR + 0.400%) due 11/03/23 §	350,000	346,834
3.254% (USD LIBOR + 0.270%)
due 02/22/23 §	500,000	498,592
OGE Energy Corp 0.703% due 05/26/23	200,000	194,773
PPL Electric Utilities Corp 3.383% (SOFR + 0.330%) due 06/24/24 §	250,000	247,138
Southern California Edison Co 0.700% due 08/01/23	350,000	338,622
3.887% (SOFR + 0.830%)
due 04/01/24 §	200,000	196,973
Tampa Electric Co 3.875% due 07/12/24	150,000	147,334
Vistra Operations Co LLC 4.875% due 05/13/24 ~	300,000	292,614

	Principal Amount	Value
WEC Energy Group Inc 5.000% due 09/27/25	$100,000	$99,712

		4,146,118

Total Corporate Bonds & Notes (Cost $25,236,698)		24,881,793

SENIOR LOAN NOTES - 4.4%

Basic Materials - 0.5%

Asplundh Tree Expert LLC Term B 4.865% (USD LIBOR + 1.750%) due 09/04/27 §	245,000	239,886

Communications - 1.1%

Charter Communications Operating LLC Term B-2 4.870% (USD LIBOR + 1.750%) due 02/01/27 §	488,665	471,125

Consumer, Cyclical - 1.1%

Hilton Worldwide Finance LLC Term B-2 4.809% (USD LIBOR + 1.750%) due 06/21/26 §	250,000	242,031
SeaWorld Parks & Entertainment Inc Term B 6.125% (USD LIBOR + 3.000%) due 08/25/28 §	247,500	238,095

		480,126

Consumer, Non-Cyclical - 1.1%

United Rentals North America Inc Term B 4.865% (USD LIBOR + 1.750%) due 10/31/25 §	488,550	489,873

Financial - 0.3%

Avolon (US) LLC Term B-3 (Ireland) 4.764% (USD LIBOR + 1.750%) due 01/15/25 §	138,642	135,544

Industrial - 0.3%

GFL Environmental Inc Term B (Canada) 5.806% (USD LIBOR + 3.000%) due 05/31/25 §	124,040	122,938

Total Senior Loan Notes (Cost $1,970,379)		1,939,492

ASSET-BACKED SECURITIES - 25.4%

AmeriCredit Automobile Receivables Trust 0.760% due 12/18/25	300,000	288,702
1.480% due 01/21/25	250,000	248,214
2.050% due 01/20/26	160,402	158,834
4.200% due 12/18/25	175,000	174,233
CIFC Funding 2012-II-R Ltd (Cayman) 3.510% (USD LIBOR + 0.800%) due 01/20/28 ~ §	308,110	305,723
Ford Credit Auto Owner Trust 0.410% due 07/15/25	300,259	292,694
4.520% due 04/15/25	300,000	300,011
Greenwood Park CLO Ltd (Cayman) 3.522% (USD LIBOR + 1.010%) due 04/15/31 ~ §	250,000	245,413
3.542% (USD LIBOR + 1.030%)
due 04/15/31 ~ §	250,000	245,327

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	$48,916	$45,981
Magnetite Ltd (Cayman) 3.312% (USD LIBOR + 0.800%) due 01/15/28 ~ §	229,321	225,845
3.492% (USD LIBOR + 0.980%)
due 04/15/31 ~ §	497,046	489,410
3.540% (USD LIBOR + 0.800%)
due 01/18/28 ~ §	748,221	738,747
3.785% (USD LIBOR + 0.880%)
due 11/15/28 ~ §	490,296	481,225
3.983% (USD LIBOR + 1.200%)
due 01/25/32 ~ §	250,000	245,963
Navient Private Education Refi Loan Trust 0.840% due 05/15/69 ~	97,410	85,776
1.060% due 10/15/69 ~	168,739	144,920
1.220% due 07/15/69 ~	160,073	144,373
1.310% due 01/15/69 ~	102,950	93,590
1.690% due 05/15/69 ~	104,744	94,171
3.190% due 02/18/42 ~	65,107	64,972
Navient Student Loan Trust 1.320% due 08/26/69 ~	115,756	98,153
3.464% (USD LIBOR + 0.380%)
due 03/25/67 ~ §	16,061	16,042
3.684% (USD LIBOR + 0.600%)
due 12/26/69 ~ §	120,898	117,795
Nelnet Student Loan Trust 3.683% (USD LIBOR + 0.690%) due 04/20/62 ~ §	196,159	191,485
Neuberger Berman Loan Advisers CLO 26 Ltd (Cayman) 3.660% (USD LIBOR + 0.920%) due 10/18/30 ~ §	450,000	443,012
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman) 3.680% (USD LIBOR + 0.970%) due 07/20/31 ~ §	300,000	294,050
OCP CLO Ltd (Cayman) 3.472% (USD LIBOR + 0.960%) due 07/15/30 ~ §	250,000	245,114
Palmer Square CLO Ltd (Cayman) 3.840% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	244,651
Palmer Square Loan Funding Ltd (Cayman) 3.312% (USD LIBOR + 0.800%) due 10/15/29 ~ §	217,614	215,046
3.378% (SOFR + 1.050%)
due 04/15/30 ~ §	475,588	469,715
3.610% (USD LIBOR + 0.900%)
due 04/20/29 ~ §	457,380	453,177
3.784% (USD LIBOR + 0.800%)
due 02/20/28 ~ §	391,058	385,974
3.784% (USD LIBOR + 0.800%)
due 05/20/29 ~ §	215,228	212,818
Santander Drive Auto Receivables Trust 0.590% due 09/15/25	190,793	189,834
2.760% due 03/17/25	447,474	445,566
3.980% due 01/15/25	400,000	397,582
4.370% due 05/15/25	350,000	348,888
SMB Private Education Loan Trust 2.340% due 09/15/34 ~	157,645	150,635
2.430% due 02/17/32 ~	49,200	47,463
2.700% due 05/15/31 ~	105,130	101,826

	Principal Amount	Value
Stratus CLO Ltd (Cayman) 3.510% (USD LIBOR + 0.800%) due 12/29/29 ~ §	$231,275	$228,453
Toyota Auto Receivables Owner Trust 3.830% due 08/15/25	400,000	397,626
Voya CLO Ltd (Cayman) 3.640% (USD LIBOR + 0.900%) due 01/18/29 ~ §	173,154	171,302
3.642% (USD LIBOR + 1.130%)
due 10/15/30 ~ §	250,000	246,455

Total Asset-Backed Securities (Cost $11,422,567)		11,226,786

U.S. TREASURY OBLIGATIONS - 5.5%

U.S. Treasury Notes - 5.5%

0.375% due 08/15/24	500,000	465,195
0.500% due 03/15/23	1,000,000	984,905
1.500% due 01/15/23	1,000,000	994,449

Total U.S. Treasury Obligations (Cost $2,450,608)		2,444,549

	Shares
SHORT-TERM INVESTMENTS - 7.9%

Money Market Fund - 3.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	1,499,732	1,499,732

	Principal Amount
U.S. Treasury Bills - 4.5%

2.847% due 12/01/22	$2,000,000	1,990,486

Total Short-Term Investments (Cost $3,494,455)		3,490,218

TOTAL INVESTMENTS - 99.6% (Cost $44,574,707)		43,982,838

OTHER ASSETS & LIABILITIES, NET - 0.4%		159,882

NET ASSETS - 100.0%		$44,142,720

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	56.4%
Asset-Backed Securities	25.4%
Short-Term Investments	7.9%
U.S. Treasury Obligations	5.5%
Senior Loan Notes	4.4%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$24,881,793	$—	$24,881,793	$—
	Senior Loan Notes	1,939,492	—	1,939,492	—
	Asset-Backed Securities	11,226,786	—	11,226,786	—
	U.S. Treasury Obligations	2,444,549	—	2,444,549	—
	Short-Term Investments	3,490,218	1,499,732	1,990,486	—

	Total	$43,982,838	$1,499,732	$42,483,106	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 52.6%

Basic Materials - 0.8%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$2,000,000	$1,935,785
Glencore Funding LLC (Australia)
4.125% due 03/12/24 ~	2,500,000	2,458,527
4.625% due 04/29/24 ~	3,830,000	3,795,346

		8,189,658

Communications - 1.4%

Charter Communications Operating LLC 4.500% due 02/01/24	5,000,000	4,945,621
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	7,807,500	7,699,825
T-Mobile USA Inc
2.250% due 02/15/26	1,675,000	1,501,101
2.625% due 04/15/26	100,000	90,739

		14,237,286

Consumer, Cyclical - 7.3%

American Airlines Pass-Through Trust ‘A’ 4.000% due 01/15/27	698,376	598,279
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,569,388	2,153,091
4.625% due 12/20/25 ~	1,385,063	1,347,403
Brunswick Corp 0.850% due 08/18/24	1,950,000	1,797,250
Daimler Trucks Finance North America LLC (Germany) 1.125% due 12/14/23 ~	4,000,000	3,811,639
Delta Air Lines Inc 4.500% due 10/20/25 ~	6,000,000	5,827,534
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	4,500,000	4,351,625
Dollar General Corp 4.250% due 09/20/24	1,750,000	1,730,204
DR Horton Inc 2.500% due 10/15/24	4,500,000	4,283,154
Ford Motor Credit Co LLC
2.300% due 02/10/25	2,500,000	2,218,543
2.700% due 08/10/26	1,775,000	1,474,386
3.375% due 11/13/25	4,200,000	3,716,776
5.584% due 03/18/24	1,300,000	1,276,282
General Motors Co 5.400% due 10/02/23	2,000,000	2,001,093
General Motors Financial Co Inc 1.700% due 08/18/23	2,900,000	2,814,820
Genting New York LLC 3.300% due 02/15/26 ~	1,800,000	1,539,382
Hyatt Hotels Corp 3.375% due 07/15/23	6,234,000	6,172,184
Hyundai Capital America 1.000% due 09/17/24 ~	3,750,000	3,428,928
Hyundai Capital Services Inc (South Korea) 2.125% due 04/24/25 ~	3,000,000	2,750,044
Kia Corp (South Korea) 2.375% due 02/14/25 ~	2,000,000	1,860,732
Las Vegas Sands Corp 3.200% due 08/08/24	3,000,000	2,830,258
Lennar Corp 4.500% due 04/30/24	5,000,000	4,910,700
Lowe’s Cos Inc 4.400% due 09/08/25	2,450,000	2,414,405
MGM Resorts International 6.000% due 03/15/23	2,800,000	2,804,396
Nordstrom Inc 2.300% due 04/08/24	2,300,000	2,141,691

	Principal Amount	Value
United Airlines Pass-Through Trust ‘B’ 3.650% due 07/07/27	$460,938	$404,740
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	476,255	422,912
Warnermedia Holdings Inc 3.638% due 03/15/25 ~	3,550,000	3,365,151

		74,447,602

Consumer, Non-Cyclical - 3.2%

Block Inc 2.750% due 06/01/26	750,000	645,346
Cintas Corp No 2 3.450% due 05/01/25	2,400,000	2,319,850
Constellation Brands Inc 3.600% due 05/09/24	2,200,000	2,153,784
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	7,300,000	6,874,570
Global Payments Inc 1.500% due 11/15/24	4,500,000	4,138,605
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/25 ~	4,750,000	4,487,902
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	3,000,000	2,747,964
McKesson Corp 1.300% due 08/15/26	1,500,000	1,296,832
Mondelez International Holdings Netherlands BV 4.250% due 09/15/25 ~	2,450,000	2,399,587
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	5,600,000	5,232,359

		32,296,799

Energy - 1.2%

EQT Corp due 10/01/25 #	1,200,000	1,194,108
Kinder Morgan Inc 5.625% due 11/15/23 ~	2,355,000	2,356,844
MPLX LP 4.500% due 07/15/23	1,000,000	995,673
4.875% due 12/01/24	8,020,000	7,930,093

		12,476,718

Financial - 26.7%

AerCap Ireland Capital DAC (Ireland)
1.650% due 10/29/24	4,900,000	4,480,933
1.750% due 01/30/26	1,250,000	1,070,300
4.500% due 09/15/23	5,000,000	4,930,611
Air Lease Corp
3.000% due 09/15/23	2,432,000	2,373,378
3.375% due 07/01/25	1,200,000	1,119,203
American Express Co
2.250% due 03/04/25	1,000,000	938,249
3.950% due 08/01/25	4,650,000	4,506,532
ANZ New Zealand Int’l Ltd (New Zealand) 2.166% due 02/18/25 ~	1,650,000	1,543,039
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	4,550,000	3,828,872
4.250% due 04/15/26 ~	2,650,000	2,379,099
Banco Santander SA (Spain) 2.746% due 05/28/25	3,000,000	2,746,422
Bank of America Corp
0.976% due 04/22/25	7,500,000	6,976,179
1.843% due 02/04/25	13,950,000	13,265,571
3.384% due 04/02/26	8,000,000	7,560,819
3.841% due 04/25/25	3,500,000	3,407,322
BOC Aviation Ltd (Singapore) 2.750% due 12/02/23 ~	5,000,000	4,869,491
Citigroup Inc
0.776% due 10/30/24	1,400,000	1,330,205
2.014% due 01/25/26	5,650,000	5,196,491

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
4.105% (USD LIBOR + 1.023%) due 06/01/24 §	$4,000,000	$4,005,564
4.140% due 05/24/25	3,750,000	3,668,291
5.610% due 09/29/26	1,000,000	995,178
Corebridge Financial Inc 3.500% due 04/04/25 ~	1,700,000	1,616,771
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	3,500,000	3,412,755
GLP Capital LP REIT 3.350% due 09/01/24	4,425,000	4,200,526
HSBC Holdings PLC (United Kingdom)
0.732% due 08/17/24	4,050,000	3,862,437
0.976% due 05/24/25	2,500,000	2,298,665
1.162% due 11/22/24	4,000,000	3,781,609
4.180% due 12/09/25	3,000,000	2,871,567
JPMorgan Chase & Co
0.824% due 06/01/25	1,500,000	1,389,753
0.969% due 06/23/25	3,200,000	2,962,366
2.301% due 10/15/25	4,250,000	3,987,307
2.595% due 02/24/26	1,500,000	1,396,195
3.300% due 04/01/26	1,500,000	1,409,007
3.513% (USD LIBOR + 0.730%) due 04/23/24 §	700,000	698,910
3.900% due 07/15/25	2,000,000	1,935,602
4.080% due 04/26/26	4,000,000	3,853,776
Lloyds Banking Group PLC (United Kingdom) 4.716% due 08/11/26	1,700,000	1,634,560
MassMutual Global Funding II 4.150% due 08/26/25 ~	3,350,000	3,264,400
Metropolitan Life Global Funding I
2.800% due 03/21/25 ~	3,000,000	2,844,648
4.050% due 08/25/25 ~	7,000,000	6,792,860
Mitsubishi UFJ Financial Group Inc (Japan) 0.953% due 07/19/25	6,000,000	5,524,347
3.837% due 04/17/26	1,000,000	958,004
4.788% due 07/18/25	5,000,000	4,936,145
5.063% due 09/12/25	3,000,000	2,969,659
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	5,000,000	4,838,499
Morgan Stanley
0.731% due 04/05/24	2,000,000	1,952,124
0.790% due 05/30/25	8,400,000	7,736,449
3.875% due 04/29/24	3,000,000	2,947,201
4.679% due 07/17/26	1,200,000	1,169,105
National Australia Bank Ltd (Australia) 3.777% (SOFR + 0.860%) due 06/09/25 ~ §	2,000,000	2,001,230
National Bank of Canada (Canada) 3.750% due 06/09/25	2,000,000	1,942,970
Nomura Holdings Inc (Japan) 5.099% due 07/03/25	3,500,000	3,447,297
Office Properties Income Trust REIT 2.650% due 06/15/26	4,000,000	3,003,093
OneMain Finance Corp 6.125% due 03/15/24	5,200,000	5,016,804
Pricoa Global Funding I 4.200% due 08/28/25 ~	2,000,000	1,949,316
Protective Life Global Funding 3.218% due 03/28/25 ~	2,500,000	2,374,188
Reliance Standard Life Global Funding II 2.500% due 10/30/24 ~	2,000,000	1,887,887
Royal Bank of Canada (Canada) 3.970% due 07/26/24	3,350,000	3,292,819
Santander Holdings USA Inc 4.260% due 06/09/25	500,000	482,804
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	3,000,000	2,812,401
1.319% due 10/14/23 ~	2,500,000	2,497,543
3.885% due 03/15/24 ~	1,500,000	1,485,569

	Principal Amount	Value
Sumitomo Mitsui Financial Group Inc (Japan)
1.402% due 09/17/26	$3,000,000	$2,562,926
1.474% due 07/08/25	4,000,000	3,601,354
2.348% due 01/15/25	2,500,000	2,343,786
2.448% due 09/27/24	600,000	567,558
Sumitomo Mitsui Trust Bank Ltd (Japan) 0.800% due 09/16/24 ~	3,850,000	3,530,623
Svenska Handelsbanken AB (Sweden) 3.835% (SOFR + 0.910%) due 06/10/25 ~ §	1,750,000	1,740,180
The Bank of New York Mellon Corp 4.414% due 07/24/26	1,900,000	1,857,863
The Goldman Sachs Group Inc
0.657% due 09/10/24	7,250,000	6,904,112
1.757% due 01/24/25	12,050,000	11,456,327
3.164% (SOFR + 0.700%) due 01/24/25 §	3,000,000	2,947,137
3.272% due 09/29/25	3,000,000	2,859,255
3.500% due 04/01/25	3,246,000	3,104,145
3.625% due 02/20/24	500,000	491,663
The Toronto-Dominion Bank (Canada)
3.766% due 06/06/25	850,000	822,058
4.285% due 09/13/24	3,500,000	3,450,000
Truist Financial Corp 4.260% due 07/28/26	7,000,000	6,811,475
UBS AG (Switzerland) 0.700% due 08/09/24 ~	5,000,000	4,622,228
UBS Group AG (Switzerland) 4.488% due 05/12/26 ~	3,750,000	3,616,163
VICI Properties LP REIT
3.500% due 02/15/25 ~	6,050,000	5,599,850
4.375% due 05/15/25	1,350,000	1,287,022
4.750% due 02/15/28	1,350,000	1,244,226

		272,050,868

Industrial - 4.4%

Amcor Flexibles North America Inc 4.000% due 05/17/25	4,800,000	4,639,199
Berry Global Inc 1.570% due 01/15/26	3,250,000	2,836,906
Canadian Pacific Railway Co (Canada) 1.350% due 12/02/24	1,200,000	1,110,566
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	2,300,000	2,103,146
Graphic Packaging International LLC 0.821% due 04/15/24 ~	5,457,000	5,071,555
Penske Truck Leasing Co LP
2.700% due 11/01/24 ~	4,750,000	4,478,107
3.450% due 07/01/24 ~	2,300,000	2,214,470
4.125% due 08/01/23 ~	2,000,000	1,981,951
4.400% due 07/01/27 ~	2,300,000	2,160,836
Ryder System Inc 3.350% due 09/01/25	1,600,000	1,515,141
Silgan Holdings Inc 1.400% due 04/01/26 ~	2,950,000	2,521,489
TD SYNNEX Corp 1.250% due 08/09/24	4,800,000	4,417,006
Teledyne Technologies Inc 0.950% due 04/01/24	9,000,000	8,410,112
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	1,500,000	1,278,907

		44,739,391

Technology - 2.4%

DXC Technology Co 1.800% due 09/15/26	1,800,000	1,544,497
Fidelity National Information Services Inc 0.600% due 03/01/24	4,400,000	4,129,419
Infor Inc 1.450% due 07/15/23 ~	3,000,000	2,895,666

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Microchip Technology Inc
0.972% due 02/15/24	$8,250,000	$7,778,843
0.983% due 09/01/24	3,750,000	3,454,863
NXP BV (China) 2.700% due 05/01/25	3,300,000	3,063,539
Qorvo Inc 1.750% due 12/15/24 ~	1,700,000	1,572,258

		24,439,085

Utilities - 5.2%

CenterPoint Energy Resources Corp 3.600% (USD LIBOR + 0.500%) due 03/02/23 §	862,000	860,079
Dominion Energy Inc 3.071% due 08/15/24	4,280,000	4,107,996
DPL Inc 4.125% due 07/01/25	600,000	552,953
DTE Energy Co 4.220% due 11/01/24	1,950,000	1,914,276
Emera US Finance LP (Canada) 0.833% due 06/15/24	3,857,000	3,576,260
Eversource Energy 4.200% due 06/27/24	1,700,000	1,677,722
NextEra Energy Capital Holdings Inc 4.450% due 06/20/25	1,200,000	1,180,454
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	7,875,000	7,551,974
Sempra Energy 3.300% due 04/01/25	3,600,000	3,429,125
Southern California Edison Co
0.975% due 08/01/24	4,650,000	4,312,479
1.100% due 04/01/24	2,100,000	1,979,999
4.200% due 06/01/25	2,100,000	2,051,539
The AES Corp
1.375% due 01/15/26	4,350,000	3,751,733
3.300% due 07/15/25 ~	3,650,000	3,370,300
Virginia Electric and Power Co 3.750% due 05/15/27	2,000,000	1,890,488
Vistra Operations Co LLC
3.550% due 07/15/24 ~	4,250,000	4,052,878
4.875% due 05/13/24 ~	6,000,000	5,852,280
WEC Energy Group Inc 5.000% due 09/27/25	1,200,000	1,196,542

		53,309,077

Total Corporate Bonds & Notes (Cost $568,638,593)		536,186,484

SENIOR LOAN NOTES - 9.1%

Consumer, Cyclical - 2.0%

Carnival Corp Term B 6.127% (USD LIBOR + 3.250%) due 10/18/28 §	620,312	542,774
ClubCorp Holdings Inc Term B 6.424% (USD LIBOR + 2.750%) due 09/18/24 §	3,799,576	3,508,908
Hilton Grand Vacations Borrower LLC Term B 6.115% (USD LIBOR + 3.000%) due 08/02/28 §	1,977,022	1,914,829
Marriott Ownership Resorts Inc Term B 4.865% (USD LIBOR + 1.750%) due 08/31/25 §	1,819,096	1,740,875
Mileage Plus Holdings LLC Term B 8.777% (USD LIBOR + 5.250%) due 06/20/27 §	1,900,000	1,910,518
SeaWorld Parks & Entertainment Inc Term B 6.125% (USD LIBOR + 3.000%) due 08/25/28 §	4,455,000	4,285,710

	Principal Amount	Value
Stars Group Holdings BV Term B (Canada) 5.892% (USD LIBOR + 2.250%) due 07/21/26 §	$3,237,229	$3,137,415
United Airlines Inc Term B 6.533% (USD LIBOR + 3.750%) due 04/21/28 §	3,033,688	2,908,075

		19,949,104

Consumer, Non-Cyclical - 2.4%

Allied Universal Holdco LLC Term B 6.784% (USD LIBOR + 3.750%) due 05/14/28 §	2,475,000	2,183,027
CoreLogic Inc Term B 6.625% (USD LIBOR + 3.500%) due 06/02/28 §	3,465,000	2,627,624
Heartland Dental LLC Term B 7.084% (USD LIBOR + 4.000%) due 04/30/25 §	3,456,250	3,217,769
Mavis Tire Express Services Topco Corp 7.250% (SOFR + 4.000%) due 05/04/28 §	2,087,446	1,963,938
Pathway Vet Alliance LLC Term B 7.424% (USD LIBOR + 3.750%) due 03/31/27 §	2,930,920	2,597,527
PetVet Care Centers LLC Term B-3 6.615% (USD LIBOR + 3.500%) due 02/15/25 §	5,573,672	5,197,449
Spin Holdco Inc Term B 7.144% (USD LIBOR + 4.000%) due 03/04/28 §	2,456,250	2,163,546
Sunshine Luxembourg VII SARL Term B (Luxembourg) 7.424% (USD LIBOR + 3.750%) due 10/02/26 §	3,664,163	3,420,269
Wand NewCo 3 Inc Term B-1 6.115% (USD LIBOR + 3.000%) due 02/05/26 §	1,741,728	1,619,807

		24,990,956

Financial - 2.4%

Acrisure LLC Term B-1 6.615% (USD LIBOR + 3.500%) due 02/15/27 §	5,639	5,167
AssuredPartners Inc Term B 6.615% (USD LIBOR + 3.500%) due 02/13/27 §	7,055,500	6,688,614
Avolon (US) LLC Term B-3 (Ireland) 4.764% (USD LIBOR + 1.750%) due 01/15/25 §	6,029,412	5,894,690
HUB International Ltd Term B 5.766% (USD LIBOR + 3.000%) due 04/25/25 §	5,882,287	5,667,419
NFP Corp Term B 6.365% (USD LIBOR + 3.250%) due 02/13/27 §	3,092,894	2,910,222
USI Inc Term B 6.424% (USD LIBOR + 2.750%) due 05/16/24 §	3,343,038	3,261,899

		24,428,011

Industrial - 0.8%

Brown Group Holding LLC Term B 5.615% (USD LIBOR + 2.500%) due 06/07/28 §	231,095	220,118
Filtration Group Corp Term B 6.115% (USD LIBOR + 3.000%) due 03/29/25 §	5,149,291	4,958,340
Proampac PG Borrower LLC Term B 6.035% - 6.734% (USD LIBOR + 3.750%) due 11/03/25 §	2,708,888	2,540,712

		7,719,170

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Technology - 1.5%

Applied Systems Inc Term B 6.674% (USD LIBOR + 3.000%) due 09/19/24 §	$1,940,082	$1,897,643
Epicor Software Corp Term C 6.365% (USD LIBOR + 3.250%) due 07/31/27 §	3,934,586	3,690,315
Sophia LP Term B 7.174% (USD LIBOR + 3.500%) due 10/07/27 §	1,203,419	1,159,795
Tempo Acquisition LLC Term B 6.034% (SOFR + 3.000%) due 08/31/28 §	2,724,559	2,660,701
UKG Inc 5.535% (USD LIBOR + 3.250%) due 05/03/26 §	6,642,357	6,299,864

		15,708,318

Total Senior Loan Notes (Cost $98,442,315)		92,795,559

ASSET-BACKED SECURITIES - 23.3%

AIMCO CLO 10 Ltd (Cayman) 3.819% (USD LIBOR + 1.060%) due 07/22/32 ~ §	2,700,000	2,633,543
AmeriCredit Automobile Receivables Trust
0.680% due 10/19/26	10,100,000	9,624,737
0.690% due 01/19/27	2,400,000	2,254,365
0.760% due 12/18/25	2,400,000	2,309,620
1.170% due 08/18/27	4,700,000	4,364,396
1.480% due 01/21/25	2,750,000	2,730,349
4.200% due 12/18/25	2,675,000	2,663,272
Atrium XIII (Cayman) 3.963% (USD LIBOR + 1.180%) due 11/21/30 ~ §	470,000	464,331
Buttermilk Park CLO Ltd (Cayman) 3.612% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,850,000	1,815,008
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.819% (USD LIBOR + 1.050%) due 07/27/31 ~ §	495,916	487,050
CIFC Funding Ltd (Cayman)
3.608% (USD LIBOR + 0.870%) due 04/19/29 ~ §	1,452,999	1,431,824
3.740% (USD LIBOR + 1.000%) due 04/18/31 ~ §	500,000	490,395
Dryden 55 CLO Ltd (Cayman) 3.532% (USD LIBOR + 1.020%) due 04/15/31 ~ §	2,500,000	2,444,695
Dryden 58 CLO Ltd (Cayman) 3.740% (USD LIBOR + 1.000%) due 07/17/31 ~ §	3,148,000	3,089,257
Dryden 61 CLO Ltd (Cayman) 3.730% (USD LIBOR + 0.990%) due 01/17/32 ~ §	7,000,000	6,834,558
Dryden 64 CLO Ltd (Cayman) 3.710% (USD LIBOR + 0.970%) due 04/18/31 ~ §	2,000,000	1,970,292
Ford Credit Auto Owner Trust
0.700% due 10/15/26	10,550,000	9,637,895
0.790% due 08/15/26	2,650,000	2,428,139
1.190% due 01/15/26	2,050,000	1,954,077
2.040% due 08/15/31 ~	2,000,000	1,861,289
2.130% due 05/15/25	5,000,000	4,889,830
4.520% due 04/15/25	4,000,000	4,000,153
GM Financial Consumer Automobile Receivables Trust 0.750% due 05/17/27	800,000	730,763

	Principal Amount	Value
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~	$195,665	$183,925
3.610% due 06/20/34 ~	661,585	624,890
4.300% due 01/25/37 ~	1,450,062	1,391,225
Hyundai Auto Receivables Trust 2.400% due 06/15/26	2,000,000	1,940,989
Magnetite Ltd (Cayman) 3.492% (USD LIBOR + 0.980%) due 04/15/31 ~ §	2,157,181	2,124,037
Magnetite XIV-R Ltd (Cayman) 3.860% (USD LIBOR + 1.120%) due 10/18/31 ~ §	3,000,000	2,935,930
Magnetite XV Ltd (Cayman) 3.793% (USD LIBOR + 1.010%) due 07/25/31 ~ §	1,500,000	1,470,068
Magnetite XVIII Ltd (Cayman) 3.785% (USD LIBOR + 0.880%) due 11/15/28 ~ §	2,941,774	2,887,351
Magnetite XXIX Ltd (Cayman) 3.502% (USD LIBOR + 0.990%) due 01/15/34 ~ §	3,300,000	3,201,452
MVW LLC
1.140% due 01/22/41 ~	1,266,182	1,142,618
1.740% due 10/20/37 ~	337,394	306,328
4.150% due 11/21/39 ~	907,972	872,532
Navient Private Education Loan Trust
2.460% due 11/15/68 ~	811,408	748,688
3.610% due 12/15/59 ~	615,373	600,388
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	827,988	729,096
1.060% due 10/15/69 ~	3,880,986	3,333,164
1.110% due 02/18/70 ~	2,047,962	1,732,442
1.170% due 09/16/69 ~	758,995	678,770
1.220% due 07/15/69 ~	800,366	721,866
1.310% due 01/15/69 ~	1,894,285	1,722,049
1.690% due 05/15/69 ~	3,885,279	3,496,674
2.120% due 01/15/69 ~	1,870,030	1,711,124
2.230% due 07/15/70 ~	5,695,542	5,047,765
2.640% due 05/15/68 ~	960,949	910,547
4.000% due 12/15/59 ~	522,730	503,258
4.160% due 10/15/70 ~	6,290,868	6,067,513
Navient Student Loan Trust
1.320% due 08/26/69 ~	3,434,104	2,911,885
3.390% due 12/15/59 ~	1,305,087	1,237,112
3.634% (USD LIBOR + 0.550%) due 02/25/70 ~ §	2,963,934	2,884,883
3.684% (USD LIBOR + 0.600%) due 12/26/69 ~ §	1,491,071	1,452,804
4.134% (USD LIBOR + 1.050%) due 06/25/69 ~ §	1,989,027	1,976,232
Nelnet Student Loan Trust
1.360% due 04/20/62 ~	2,753,173	2,427,499
3.683% (USD LIBOR + 0.690%) due 04/20/62 ~ §	2,314,675	2,259,521
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman) 3.670% (USD LIBOR + 0.930%) due 10/18/29 ~ §	2,650,000	2,613,987
Neuberger Berman Loan Advisers CLO 26 Ltd (Cayman) 3.660% (USD LIBOR + 0.920%) due 10/18/30 ~ §	5,550,000	5,463,817
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman) 3.680% (USD LIBOR + 0.970%) due 07/20/31 ~ §	4,700,000	4,606,788
OCP CLO Ltd (Cayman) 3.472% (USD LIBOR + 0.960%) due 07/15/30 ~ §	2,500,000	2,451,135

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Palmer Square CLO Ltd (Cayman) 3.840% (USD LIBOR + 1.100%) due 07/16/31 ~ §	$2,250,000	$2,201,858
Palmer Square Loan Funding Ltd (Cayman)
3.312% (USD LIBOR + 0.800%) due 10/15/29 ~ §	6,093,185	6,021,274
3.610% (USD LIBOR + 0.900%) due 04/20/29 ~ §	2,744,282	2,719,060
3.784% (USD LIBOR + 0.800%) due 05/20/29 ~ §	7,317,765	7,235,795
3.912% (USD LIBOR + 1.400%) due 10/15/29 ~ §	1,250,000	1,213,410
4.110% (USD LIBOR + 1.400%) due 07/20/29 ~ §	1,000,000	970,921
4.334% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,950,000	2,888,562
4.884% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,167,240
Regatta XIV Funding Ltd (Cayman) 3.973% (USD LIBOR + 1.190%) due 10/25/31 ~ §	1,100,000	1,079,690
Santander Drive Auto Receivables Trust
0.500% due 04/15/25	2,431,522	2,427,306
0.590% due 09/15/25	3,004,985	2,989,884
0.750% due 02/17/26	3,750,000	3,689,622
0.880% due 06/15/26	1,850,000	1,804,688
0.900% due 06/15/26	4,000,000	3,897,552
0.950% due 09/15/27	2,100,000	2,029,076
1.260% due 02/16/27	5,000,000	4,777,890
3.400% due 12/15/26	3,000,000	2,946,953
4.050% due 07/15/25	4,450,000	4,429,927
4.110% due 08/17/26	1,050,000	1,038,774
4.130% due 08/16/27	1,800,000	1,753,867
4.430% due 03/15/27	2,900,000	2,839,206
4.490% due 11/16/26	2,100,000	2,082,637
4.720% due 06/15/27	3,100,000	3,056,872
SLC Student Loan Trust 3.413% (USD LIBOR + 0.120%) due 06/15/29 §	137,775	137,274
SMB Private Education Loan Trust
1.070% due 01/15/53 ~	2,724,208	2,321,773
1.290% due 07/15/53 ~	2,054,814	1,842,140
2.340% due 09/15/34 ~	2,865,167	2,737,759
2.430% due 02/17/32 ~	2,385,715	2,301,504
2.700% due 05/15/31 ~	1,842,020	1,784,138
2.880% due 09/15/34 ~	1,716,925	1,655,674
3.440% due 07/15/36 ~	1,073,827	1,024,147
3.500% due 02/15/36 ~	546,874	524,677
3.600% due 01/15/37 ~	1,504,318	1,445,373
3.630% due 11/15/35 ~	1,554,578	1,496,014
Stratus CLO Ltd (Cayman)
3.510% (USD LIBOR + 0.800%) due 12/29/29 ~ §	693,826	685,358
4.110% (USD LIBOR + 1.400%) due 12/29/29 ~ §	6,000,000	5,812,500

Total Asset-Backed Securities (Cost $247,865,496)		237,510,585

U.S. TREASURY OBLIGATIONS - 11.4%

U.S. Treasury Notes - 11.4%

0.375% due 08/15/24	15,000,000	13,955,859
0.375% due 09/15/24	6,000,000	5,566,641
0.500% due 02/28/26	7,500,000	6,619,629
0.750% due 11/15/24	4,000,000	3,717,188
1.250% due 08/31/24	5,000,000	4,726,758
1.375% due 08/31/23	10,000,000	9,739,455
1.500% due 09/30/24	10,000,000	9,481,836

	Principal Amount	Value
1.500% due 08/15/26	$10,000,000	$9,046,875
1.750% due 07/31/24	2,000,000	1,911,797
2.500% due 08/15/23	10,000,000	9,849,635
2.625% due 05/31/27	12,300,000	11,549,027
2.750% due 05/15/25	10,000,000	9,624,609
2.875% due 06/15/25	15,000,000	14,468,555
3.125% due 08/15/25	7,000,000	6,785,898

Total U.S. Treasury Obligations (Cost $120,745,680)		117,043,762

	Shares
SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	43,473,420	43,473,420

Total Short-Term Investment (Cost $43,473,420)		43,473,420

TOTAL INVESTMENTS - 100.7% (Cost $1,079,165,504)		1,027,009,810

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(7,434,640)

NET ASSETS - 100.0%		$1,019,575,170

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	52.6%
Asset-Backed Securities	23.3%
U.S. Treasury Obligations	11.4%
Senior Loan Notes	9.1%
Short-Term Investment	4.3%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$536,186,484	$—	$536,186,484	$—
	Senior Loan Notes	92,795,559	—	92,795,559	—
	Asset-Backed Securities	237,510,585	—	237,510,585	—
	U.S. Treasury Obligations	117,043,762	—	117,043,762	—
	Short-Term Investment	43,473,420	43,473,420	—	—

	Total	$1,027,009,810	$43,473,420	$983,536,390	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.0%

Basic Materials - 1.5%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$7,550,000	$5,820,838
4.750% due 03/16/52 ~	2,750,000	2,113,571
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	1,200,000	901,067
South32 Treasury Ltd (Australia) 4.350% due 04/14/32 ~	2,650,000	2,284,075

		11,119,551

Communications - 2.8%

AT&T Inc
3.500% due 09/15/53	4,865,000	3,249,669
3.850% due 06/01/60	2,800,000	1,884,052
Charter Communications Operating LLC
3.500% due 06/01/41	3,300,000	2,115,727
3.850% due 04/01/61	5,200,000	3,049,151
Expedia Group Inc 2.950% due 03/15/31	432,000	335,735
Rogers Communications Inc (Canada) 4.550% due 03/15/52 ~	2,500,000	1,998,998
T-Mobile USA Inc
2.250% due 02/15/26	2,325,000	2,083,619
2.625% due 04/15/26	100,000	90,739
3.375% due 04/15/29	1,600,000	1,384,800
5.200% due 01/15/33	2,150,000	2,058,287
Verizon Communications Inc 3.400% due 03/22/41	2,550,000	1,867,919

		20,118,696

Consumer, Cyclical - 7.3%

American Airlines Inc 5.750% due 04/20/29 ~	4,000,000	3,497,100
American Airlines Pass-Through Trust ‘A’ 2.875% due 01/11/36	2,200,000	1,793,556
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	2,145,493	1,927,187
American Airlines Pass-Through Trust ‘B’ 3.950% due 01/11/32	1,300,000	1,058,102
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,175,667	1,823,161
4.625% due 12/20/25 ~	1,176,798	1,144,801
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	3,930,253	3,341,368
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,016,961	1,907,056
Delta Air Lines Inc 4.500% due 10/20/25 ~	4,000,000	3,885,022
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,200,072	1,083,468
Ferguson Finance PLC 4.250% due 04/20/27 ~	1,650,000	1,547,384
Ford Motor Credit Co LLC
2.300% due 02/10/25	1,675,000	1,486,424
2.700% due 08/10/26	2,225,000	1,848,174
3.375% due 11/13/25	2,475,000	2,190,243
4.542% due 08/01/26	1,725,000	1,538,382
Genting New York LLC 3.300% due 02/15/26 ~	2,000,000	1,710,424
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/31 ~	2,850,000	2,179,595
Kohl’s Corp 3.375% due 05/01/31	3,000,000	1,857,825
Marriott International Inc
2.750% due 10/15/33	3,150,000	2,291,553
5.000% due 10/15/27	2,900,000	2,805,292

	Principal Amount	Value
McDonald’s Corp 4.600% due 09/09/32	$1,350,000	$1,290,804
New Red Finance Inc (Canada) 3.875% due 01/15/28 ~	4,000,000	3,487,580
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	1,907,560
Spirit Airlines Pass-Through Trust ‘A’ 4.100% due 10/01/29	444,963	385,845
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	1,266,278	1,022,050
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	966,509	871,207
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,690,815	1,530,458
Warnermedia Holdings Inc 5.050% due 03/15/42 ~	2,500,000	1,874,989

		53,286,610

Consumer, Non-Cyclical - 5.3%

AmerisourceBergen Corp 2.700% due 03/15/31	1,000,000	805,397
Amgen Inc 4.200% due 03/01/33	1,800,000	1,631,407
Anheuser-Busch InBev Finance Inc (Belgium) 4.000% due 01/17/43	2,000,000	1,553,338
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	5,000,000	4,778,300
BAT Capital Corp (United Kingdom) 5.650% due 03/16/52	1,650,000	1,260,955
Block Inc
2.750% due 06/01/26	4,000,000	3,441,847
3.500% due 06/01/31	500,000	388,640
Centene Corp 2.450% due 07/15/28	1,750,000	1,427,755
Global Payments Inc 5.300% due 08/15/29	1,850,000	1,742,228
Imperial Brands Finance PLC (United Kingdom) 6.125% due 07/27/27 ~	1,100,000	1,085,599
JBS USA LUX SA
3.000% due 05/15/32 ~	1,500,000	1,110,818
6.500% due 12/01/52 ~	3,500,000	3,115,710
Keurig Dr Pepper Inc 4.500% due 04/15/52	2,250,000	1,779,232
Kraft Heinz Foods Co 4.375% due 06/01/46	4,500,000	3,507,939
Moody’s Corp 4.250% due 08/08/32	1,650,000	1,497,517
UnitedHealth Group Inc 4.750% due 05/15/52	2,750,000	2,465,784
Universal Health Services Inc
2.650% due 10/15/30 ~	4,450,000	3,298,493
2.650% due 01/15/32 ~	1,950,000	1,381,148
Viatris Inc 3.850% due 06/22/40	3,350,000	2,094,834

		38,366,941

Energy - 4.1%

Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/39	4,150,000	3,002,154
Cheniere Energy Partners LP 4.500% due 10/01/29	3,500,000	3,089,433
Enbridge Inc (Canada) 7.375% due 01/15/83	4,200,000	4,055,727
Energy Transfer LP
5.000% due 05/15/44	4,000,000	3,097,421
6.500% due 11/15/26	1,650,000	1,441,447
Enterprise Products Operating LLC 3.300% due 02/15/53	1,850,000	1,208,519
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	1,632,331

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
MPLX LP
4.950% due 03/14/52	$1,750,000	$1,373,768
5.200% due 12/01/47	1,200,000	974,953
6.875% due 02/15/23	3,000,000	2,962,500
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	2,100,000	1,131,963
Targa Resources Partners LP 4.000% due 01/15/32	5,750,000	4,753,697
The Williams Cos Inc 5.300% due 08/15/52	1,300,000	1,134,281

		29,858,194

Financial - 15.4%

ABN AMRO Bank NV (Netherlands) 3.324% due 03/13/37 ~	1,700,000	1,214,319
AerCap Ireland Capital DAC (Ireland) 3.300% due 01/30/32	3,100,000	2,335,163
Air Lease Corp
3.000% due 02/01/30	4,000,000	3,172,474
4.650% due 06/15/26	4,300,000	3,600,731
Assured Guaranty US Holdings Inc 3.600% due 09/15/51	2,150,000	1,409,294
Avolon Holdings Funding Ltd (Ireland)
2.750% due 02/21/28 ~	4,950,000	3,894,292
4.250% due 04/15/26 ~	1,350,000	1,211,994
Bank of America Corp
2.482% due 09/21/36	4,700,000	3,401,836
2.687% due 04/22/32	3,700,000	2,893,010
3.846% due 03/08/37	1,000,000	808,131
4.375% due 01/27/27	3,000,000	2,415,000
6.125% due 04/27/27	6,000,000	5,685,000
BNP Paribas SA (France) 4.625% due 02/25/31 ~	3,000,000	1,928,085
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	2,750,000	2,028,443
Citigroup Inc 2.520% due 11/03/32	4,500,000	3,417,111
GLP Capital LP REIT 3.250% due 01/15/32	1,200,000	904,543
Hill City Funding Trust 4.046% due 08/15/41 ~	2,400,000	1,619,609
Host Hotels & Resorts LP REIT
2.900% due 12/15/31	4,400,000	3,235,217
3.500% due 09/15/30	1,500,000	1,198,145
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	3,150,000	2,244,900
JPMorgan Chase & Co
2.963% due 01/25/33	9,950,000	7,833,408
4.912% due 07/25/33	1,850,000	1,708,447
5.717% due 09/14/33	3,750,000	3,551,531
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	5,650,000	3,569,342
LSEGA Financing PLC (United Kingdom) 3.200% due 04/06/41 ~	2,200,000	1,570,269
MetLife Inc 5.000% due 07/15/52	850,000	776,874
Morgan Stanley
2.484% due 09/16/36	5,700,000	4,092,823
2.943% due 01/21/33	4,700,000	3,721,377
OneMain Finance Corp
5.375% due 11/15/29	1,575,000	1,223,184
6.125% due 03/15/24	5,200,000	5,016,804
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	2,445,502
The Goldman Sachs Group Inc
2.615% due 04/22/32	7,950,000	6,171,586
3.102% due 02/24/33	3,600,000	2,863,683
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	3,000,000	2,030,760

	Principal Amount	Value
The PNC Financial Services Group Inc 4.626% due 06/06/33	$2,550,000	$2,278,130
VICI Properties LP REIT
3.500% due 02/15/25 ~	2,300,000	2,128,869
3.750% due 02/15/27 ~	2,250,000	1,975,343
4.625% due 12/01/29 ~	5,500,000	4,783,625
Wells Fargo & Co
4.400% due 06/14/46	3,750,000	2,869,132
4.897% due 07/25/33	2,500,000	2,308,177

		111,536,163

Industrial - 3.5%

Allegion US Holding Co Inc
3.550% due 10/01/27	3,336,000	2,981,104
5.411% due 07/01/32	2,100,000	1,951,140
Berry Global Inc 4.875% due 07/15/26 ~	5,000,000	4,706,350
Flowserve Corp 2.800% due 01/15/32	7,000,000	5,020,232
Masco Corp 7.750% due 08/01/29	2,000,000	2,187,209
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	2,300,000	1,715,904
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	5,950,000	5,005,489
Waste Connections Inc 4.200% due 01/15/33	1,650,000	1,495,936

		25,063,364

Technology - 2.5%

Broadcom Inc
3.137% due 11/15/35 ~	5,000,000	3,514,001
3.187% due 11/15/36 ~	1,474,000	1,011,296
CGI Inc (Canada) 2.300% due 09/14/31	3,350,000	2,477,319
Kyndryl Holdings Inc 3.150% due 10/15/31	6,500,000	4,366,138
Oracle Corp
2.875% due 03/25/31	2,650,000	2,093,068
3.950% due 03/25/51	5,000,000	3,325,511
Skyworks Solutions Inc 3.000% due 06/01/31	1,300,000	985,223

		17,772,556

Utilities - 6.6%

AEP Texas Inc 4.700% due 05/15/32	1,600,000	1,475,837
Appalachian Power Co 4.500% due 08/01/32	1,050,000	946,333
CenterPoint Energy Houston Electric LLC 4.450% due 10/01/32	2,200,000	2,087,718
Dominion Energy Inc 4.350% due 01/15/27	3,150,000	2,688,080
DPL Inc
4.125% due 07/01/25	600,000	552,953
4.350% due 04/15/29	1,350,000	1,129,228
Duke Energy Progress NC Storm Funding LLC 2.387% due 07/01/39	5,350,000	4,042,589
FirstEnergy Corp 4.400% due 07/15/27	2,500,000	2,325,238
IPALCO Enterprises Inc 4.250% due 05/01/30	2,400,000	2,085,962
ITC Holdings Corp 4.950% due 09/22/27 ~	1,500,000	1,465,800
KeySpan Gas East Corp 3.586% due 01/18/52 ~	2,850,000	1,844,245
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	6,925,000	6,640,942
NiSource Inc 5.000% due 06/15/52	700,000	612,993

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
NSTAR Electric Co
4.550% due 06/01/52	$1,800,000	$1,568,302
4.950% due 09/15/52	2,300,000	2,152,713
Ohio Edison Co 5.500% due 01/15/33 ~	1,400,000	1,381,602
PG&E Energy Recovery Funding LLC 2.280% due 01/15/38	2,400,000	1,812,071
Piedmont Natural Gas Co Inc 5.050% due 05/15/52	1,750,000	1,539,412
Sempra Energy 4.125% due 04/01/52	5,000,000	3,941,135
Sempra Global 3.250% due 01/15/32 ~	1,800,000	1,437,077
Southwestern Electric Power Co 3.250% due 11/01/51	1,600,000	1,020,532
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/36 ~	1,950,000	1,875,411
The Brooklyn Union Gas Co 4.632% due 08/05/27 ~	3,725,000	3,511,634

		48,137,807

Total Corporate Bonds & Notes (Cost $436,869,827)		355,259,882

SENIOR LOAN NOTES - 13.1%

Consumer, Cyclical - 3.3%

Carnival Corp Term B 6.127% (USD LIBOR + 3.250%) due 10/18/28 §	735,647	643,691
ClubCorp Holdings Inc Term B 6.424% (USD LIBOR + 2.750%) due 09/18/24 §	4,769,688	4,404,807
Hilton Grand Vacations Borrower LLC Term B 6.115% (USD LIBOR + 3.000%) due 08/02/28 §	1,980,000	1,917,713
Marriott Ownership Resorts Inc Term B 4.865% (USD LIBOR + 1.750%) due 08/31/25 §	3,849,779	3,684,239
Mileage Plus Holdings LLC Term B 8.777% (USD LIBOR + 5.250%) due 06/20/27 §	1,900,000	1,910,518
SeaWorld Parks & Entertainment Inc Term B 6.125% (USD LIBOR + 3.000%) due 08/25/28 §	3,960,000	3,809,520
Stars Group Holdings BV Term B (Canada) 5.892% (USD LIBOR + 2.250%) due 07/21/26 §	4,455,826	4,318,440
United Airlines Inc Term B 6.533% (USD LIBOR + 3.750%) due 04/21/28 §	3,267,048	3,131,773

		23,820,701

Consumer, Non-Cyclical - 3.5%

Allied Universal Holdco LLC Term B 6.784% (USD LIBOR + 3.750%) due 05/14/28 §	2,475,000	2,183,027
CoreLogic Inc Term B 6.625% (USD LIBOR + 3.500%) due 06/02/28 §	4,207,500	3,190,686
Heartland Dental LLC Term B 7.084% (USD LIBOR + 4.000%) due 04/30/25 §	3,456,250	3,217,769
Mavis Tire Express Services Topco Corp 7.250% (SOFR + 4.000%) due 05/04/28 §	1,410,871	1,327,394
Medline Borrower LP Term B 6.365% (USD LIBOR + 3.250%) due 10/21/28 §	248,750	229,299

	Principal Amount	Value
Pathway Vet Alliance LLC Term B 7.424% (USD LIBOR + 3.750%) due 03/31/27 §	$4,396,268	$3,896,192
PetVet Care Centers LLC Term B-3 6.615% (USD LIBOR + 3.500%) due 02/15/25 §	4,596,379	4,286,124
Spin Holdco Inc Term B 7.144% (USD LIBOR + 4.000%) due 03/04/28 §	2,456,250	2,163,546
Sunshine Luxembourg VII SARL Term B (Luxembourg) 7.424% (USD LIBOR + 3.750%) due 10/02/26 §	3,664,163	3,420,269
Wand NewCo 3 Inc Term B-1 6.115% (USD LIBOR + 3.000%) due 02/05/26 §	1,741,728	1,619,807

		25,534,113

Financial - 2.5%

AssuredPartners Inc Term B 6.615% (USD LIBOR + 3.500%) due 02/13/27 §	4,133,125	3,918,202
HUB International Ltd Term B 5.766% (USD LIBOR + 3.000%) due 04/25/25 §	7,293,676	7,027,252
NFP Corp Term B 6.365% (USD LIBOR + 3.250%) due 02/13/27 §	3,589,078	3,377,100
USI Inc Term B 6.424% (USD LIBOR + 2.750%) due 05/16/24 §	3,792,656	3,700,605

		18,023,159

Industrial - 2.3%

Brown Group Holding LLC Term B 5.615% (USD LIBOR + 2.500%) due 06/07/28 §	231,095	220,118
Filtration Group Corp Term B 6.115% (USD LIBOR + 3.000%) due 03/29/25 §	7,093,766	6,830,708
Proampac PG Borrower LLC Term B 6.532% (USD LIBOR + 3.750%) due 11/03/25 §	2,708,888	2,540,712
TransDigm Inc
Term E 5.924% (USD LIBOR + 2.250%) due 05/30/25 §	1,856,158	1,785,650
Term F 5.924% (USD LIBOR + 2.250%) due 12/09/25 §	5,638,059	5,414,493

		16,791,681

Technology - 1.5%

Applied Systems Inc Term B 6.674% (USD LIBOR + 3.000%) due 09/19/24 §	1,940,082	1,897,643
Epicor Software Corp Term C 6.365% (USD LIBOR + 3.250%) due 07/31/27 §	2,226,708	2,088,467
Sophia LP Term B 7.174% (USD LIBOR + 3.500%) due 10/07/27 §	208,444	200,888
UKG Inc 5.535% (USD LIBOR + 3.250%) due 05/03/26 §	6,642,357	6,299,864

		10,486,862

Total Senior Loan Notes (Cost $100,724,198)		94,656,516

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 3.8%

Fannie Mae - 3.8%

due 10/01/37 #	$18,000,000	$17,682,187
due 10/01/52 #	10,000,000	9,942,188

		27,624,375

Total Mortgage-Backed Securities (Cost $28,258,359)		27,624,375

ASSET-BACKED SECURITIES - 19.3%

Aimco CLO 11 Ltd (Cayman) 3.870% (USD LIBOR + 1.130%) due 10/17/34 ~ §	4,000,000	3,884,928
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,450,000	2,357,737
0.890% due 10/19/26	2,450,000	2,267,301
1.410% due 08/18/27	3,500,000	3,198,380
1.480% due 02/18/26	1,000,000	956,684
Buttermilk Park CLO Ltd (Cayman) 3.612% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,600,000	1,569,737
Carlyle Global Market Strategies CLO Ltd (Cayman) 4.319% (USD LIBOR + 1.550%) due 07/27/31 ~ §	2,000,000	1,903,982
Dryden 53 CLO Ltd (Cayman) 3.912% (USD LIBOR + 1.400%) due 01/15/31 ~ §	1,500,000	1,431,948
Dryden 55 CLO Ltd (Cayman) 4.412% (USD LIBOR + 1.900%) due 04/15/31 ~ §	1,000,000	928,685
Dryden 58 CLO Ltd (Cayman)
4.240% (USD LIBOR + 1.500%) due 07/17/31 ~ §	2,000,000	1,897,500
4.540% (USD LIBOR + 1.800%) due 07/17/31 ~ §	2,000,000	1,855,072
Dryden 64 CLO Ltd (Cayman) 4.140% (USD LIBOR + 1.400%) due 04/18/31 ~ §	1,600,000	1,532,337
Flatiron CLO 19 Ltd (Cayman) 4.472% (USD LIBOR + 1.550%) due 11/16/34 ~ §	1,000,000	937,907
Ford Credit Auto Owner Trust
1.190% due 01/15/26	1,350,000	1,286,831
1.530% due 05/15/34 ~	1,050,000	913,969
2.040% due 12/15/26	1,000,000	960,122
2.040% due 08/15/31 ~	2,000,000	1,861,289
3.190% due 07/15/31 ~	4,000,000	3,848,337
3.880% due 11/15/34 ~	3,250,000	3,106,794
Hilton Grand Vacations Trust 3.610% due 06/20/34 ~	677,153	639,594
Madison Park Funding Ltd (Cayman) 4.112% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,600,000	2,504,395
Magnetite XIV-R Ltd (Cayman) 3.860% (USD LIBOR + 1.120%) due 10/18/31 ~ §	2,500,000	2,446,608
Magnetite XXIX Ltd (Cayman) 3.502% (USD LIBOR + 0.990%) due 01/15/34 ~ §	3,250,000	3,152,945
Magnetite XXV Ltd (Cayman) 3.983% (USD LIBOR + 1.200%) due 01/25/32 ~ §	615,000	605,068
MVW LLC 1.740% due 10/20/37 ~	337,394	306,328
Navient Private Education Loan Trust 2.460% due 11/15/68 ~	811,408	748,688

	Principal Amount	Value
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	$730,577	$643,320
1.170% due 09/16/69 ~	517,497	462,797
1.220% due 07/15/69 ~	800,366	721,866
1.310% due 01/15/69 ~	1,297,173	1,179,229
1.690% due 05/15/69 ~	4,189,763	3,766,827
2.640% due 05/15/68 ~	960,949	910,547
Navient Student Loan Trust
1.310% due 12/26/69 ~	1,773,165	1,458,893
1.320% due 08/26/69 ~	3,434,104	2,911,885
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman) 4.090% (USD LIBOR + 1.350%) due 10/18/29 ~ §	1,500,000	1,435,350
OneMain Financial Issuance Trust 4.130% due 05/14/35 ~	2,700,000	2,568,777
Palmer Square CLO Ltd (Cayman)
3.840% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,500,000	2,446,509
3.985% (USD LIBOR + 1.080%) due 11/15/31 ~ §	3,500,000	3,430,684
Palmer Square Loan Funding Ltd (Cayman)
3.912% (USD LIBOR + 1.400%) due 10/15/29 ~ §	9,700,000	9,416,061
4.110% (USD LIBOR + 1.400%) due 07/20/29 ~ §	4,500,000	4,369,146
4.234% (USD LIBOR + 1.250%) due 05/20/29 ~ §	6,000,000	5,815,827
4.510% (USD LIBOR + 1.800%) due 04/20/29 ~ §	750,000	728,269
4.884% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,167,240
Santander Drive Auto Receivables Trust
0.750% due 02/17/26	3,700,000	3,640,427
4.420% due 11/15/27	2,800,000	2,728,408
SLM Student Loan Trust 3.333% (USD LIBOR + 0.550%) due 10/25/64 ~ §	1,537,856	1,505,484
SMB Private Education Loan Trust
1.070% due 01/15/53 ~	3,891,725	3,316,819
1.290% due 07/15/53 ~	2,054,814	1,842,140
1.680% due 02/15/51 ~	2,712,528	2,429,137
2.230% due 09/15/37 ~	4,754,280	4,438,440
2.340% due 09/15/34 ~	1,157,532	1,106,059
2.430% due 02/17/32 ~	1,476,004	1,423,904
2.700% due 05/15/31 ~	786,228	761,522
2.820% due 10/15/35 ~	2,069,732	1,979,700
2.880% due 09/15/34 ~	3,528,625	3,402,740
3.440% due 07/15/36 ~	1,487,686	1,418,858
3.500% due 02/15/36 ~	2,860,150	2,744,063
3.548% (USD LIBOR + 0.730%) due 01/15/53 ~ §	835,255	802,869
3.600% due 01/15/37 ~	777,231	746,776
3.630% due 11/15/35 ~	1,052,524	1,012,874
4.480% due 05/16/50 ~	3,200,000	3,070,904
Sofi Professional Loan Program LLC 2.370% due 11/16/48 ~	1,093,159	1,024,770
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	1,574,976	1,469,712
Stratus CLO Ltd (Cayman) 4.110% (USD LIBOR + 1.400%) due 12/29/29 ~ §	6,000,000	5,812,500
TIAA CLO IV Ltd (Cayman) 4.410% (USD LIBOR + 1.700%) due 01/20/32 ~ §	2,750,000	2,636,036

Total Asset-Backed Securities (Cost $147,916,785)		139,850,535

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 14.2%

U.S. Treasury Bonds - 7.9%

1.125% due 05/15/40	$14,500,000	$9,071,563
1.250% due 05/15/50	9,000,000	5,041,582
1.375% due 08/15/50	3,250,000	1,883,730
1.750% due 08/15/41	10,000,000	6,843,555
1.875% due 11/15/51	7,000,000	4,632,305
2.000% due 08/15/51	5,000,000	3,417,578
2.250% due 08/15/46	2,550,000	1,838,490
2.250% due 02/15/52	17,000,000	12,356,875
2.500% due 02/15/46	3,500,000	2,660,273
2.500% due 05/15/46	3,000,000	2,276,719
2.750% due 11/15/47	2,000,000	1,601,641
2.875% due 05/15/52	5,000,000	4,194,531
3.000% due 11/15/44	2,000,000	1,672,500

		57,491,342

U.S. Treasury Notes - 6.3%

0.375% due 09/30/27	5,000,000	4,172,461
0.500% due 06/30/27	3,000,000	2,540,508
0.625% due 11/30/27	7,000,000	5,885,742
0.625% due 05/15/30	16,000,000	12,608,750
1.125% due 02/28/27	1,000,000	880,742
1.125% due 02/15/31	5,000,000	4,050,195
1.750% due 11/15/29	5,000,000	4,344,922
2.375% due 05/15/29	5,000,000	4,525,781
2.625% due 02/15/29	7,000,000	6,451,758

		45,460,859

Total U.S. Treasury Obligations (Cost $129,464,682)		102,952,201

	Shares	Value
SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	18,212,973	$18,212,973

Total Short-Term Investment (Cost $18,212,973)		18,212,973

TOTAL INVESTMENTS - 101.9% (Cost $861,446,824)		738,556,482

OTHER ASSETS & LIABILITIES, NET - (1.9%)		(13,572,293)

NET ASSETS - 100.0%		$724,984,189

Notes to Schedule of Investments

(a)	As of September 30, 2022 the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	49.0%
Asset-Backed Securities	19.3%
U.S. Treasury Obligations	14.2%
Senior Loan Notes	13.1%
Mortgage-Backed Securities	3.8%
Others (each less than 3.0%)	2.5%

	101.9%
Other Assets & Liabilities, Net	(1.9%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$355,259,882	$—	$355,259,882	$—
	Senior Loan Notes	94,656,516	—	94,656,516	—
	Mortgage-Backed Securities	27,624,375	—	27,624,375	—
	Asset-Backed Securities	139,850,535	—	139,850,535	—
	U.S. Treasury Obligations	102,952,201	—	102,952,201	—
	Short-Term Investment	18,212,973	18,212,973	—	—

	Total	$738,556,482	$18,212,973	$720,343,509	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM ESG CORE BOND

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 60.7%

Communications - 2.4%

Charter Communications Operating LLC 2.300% due 02/01/32	$250,000	$178,916
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	187,500	184,914
Verizon Communications Inc	50,000	33,478
2.850% due 09/03/41
3.400% due 03/22/41	250,000	183,129

		580,437

Consumer, Cyclical - 3.9%

Ferguson Finance PLC 3.250% due 06/02/30 ~	200,000	164,727
Lowe’s Cos Inc 4.450% due 04/01/62	250,000	187,380
Marriott International Inc 2.750% due 10/15/33	100,000	72,748
5.000% due 10/15/27	250,000	241,836
Meritage Homes Corp 3.875% due 04/15/29 ~	200,000	159,410
Warnermedia Holdings Inc 5.050% due 03/15/42 ~	150,000	112,499

		938,600

Consumer, Non-Cyclical - 10.4%

Amgen Inc 3.150% due 02/21/40	100,000	72,370
4.200% due 03/01/33	150,000	135,951
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.750% due 07/15/42	500,000	381,101
Bristol-Myers Squibb Co 2.950% due 03/15/32	300,000	256,847
Cigna Corp 2.375% due 03/15/31	200,000	159,336
CVS Health Corp 1.750% due 08/21/30	300,000	229,937
HCA Inc 3.125% due 03/15/27 ~	100,000	88,668
Keurig Dr Pepper Inc 4.500% due 04/15/52	250,000	197,692
McKesson Corp 1.300% due 08/15/26	250,000	216,139
Moody’s Corp 4.250% due 08/08/32	200,000	181,517
Sysco Corp 3.150% due 12/14/51	150,000	95,231
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30	200,000	158,389
UnitedHealth Group Inc 4.750% due 05/15/52	250,000	224,162
Zoetis Inc 2.000% due 05/15/30	100,000	79,551

		2,476,891

Energy - 2.6%

Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/39	150,000	108,512
Enbridge Inc (Canada) 7.375% due 01/15/83	350,000	337,977
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	200,000	163,233

		609,722

Financial - 24.4%

AerCap Ireland Capital DAC (Ireland) 3.300% due 01/30/32	250,000	188,320
Air Lease Corp 1.875% due 08/15/26	450,000	381,905

	Principal Amount	Value
American Tower Corp REIT 2.750% due 01/15/27	$100,000	$88,565
Bank of America Corp 2.482% due 09/21/36	350,000	253,328
3.846% due 03/08/37	300,000	242,439
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	200,000	147,523
Citigroup Inc 2.520% due 11/03/32	250,000	189,839
3.057% due 01/25/33	250,000	197,163
Cooperatieve Rabobank UA (Netherlands) 1.980% due 12/15/27 ~	500,000	426,554
Equinix Inc REIT 3.900% due 04/15/32	250,000	212,777
GLP Capital LP REIT 3.250% due 01/15/32	100,000	75,379
Healthpeak Properties Inc REIT 1.350% due 02/01/27	150,000	127,225
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	250,000	224,089
JAB Holdings BV (Austria) 4.500% due 04/08/52 ~	250,000	161,208
MetLife Inc 5.000% due 07/15/52	100,000	91,397
Morgan Stanley 2.943% due 01/21/33	500,000	395,891
Nordea Bank Abp (Finland) 1.500% due 09/30/26 ~	350,000	298,740
PNC Bank NA 2.700% due 10/22/29	250,000	205,805
Sumitomo Mitsui Financial Group Inc (Japan) 2.472% due 01/14/29	500,000	410,750
Sun Communities Operating LP REIT 2.700% due 07/15/31	150,000	113,573
The Bank of New York Mellon Corp 4.596% due 07/26/30	50,000	47,444
The Goldman Sachs Group Inc 3.814% due 04/23/29	500,000	443,999
Truist Bank 2.636% due 09/17/29	250,000	233,112
Ventas Realty LP REIT 2.650% due 01/15/25	250,000	235,364
VICI Properties LP REIT 4.125% due 08/15/30 ~	200,000	167,447
4.625% due 12/01/29 ~	100,000	86,975
Weyerhaeuser Co REIT 4.000% due 11/15/29	200,000	180,182

		5,826,993

Industrial - 9.1%

Allegion US Holding Co Inc 3.550% due 10/01/27	200,000	178,723
Canadian National Railway Co (Canada) 3.850% due 08/05/32	500,000	456,799
Eaton Corp 4.150% due 03/15/33	100,000	90,494
Flowserve Corp 2.800% due 01/15/32	250,000	179,294
Keysight Technologies Inc 3.000% due 10/30/29	250,000	211,814
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	250,000	186,511
Parker-Hannifin Corp 4.500% due 09/15/29	250,000	236,042
Ryder System Inc 3.350% due 09/01/25	200,000	189,393
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	250,000	210,315
Waste Connections Inc 4.200% due 01/15/33	100,000	90,663

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Waste Management Inc 4.150% due 04/15/32	$150,000	$138,965

		2,169,013

Technology - 4.6%

Broadcom Inc 3.187% due 11/15/36 ~	12,000	8,233
Dell International LLC 4.900% due 10/01/26	300,000	289,404
Fiserv Inc 3.500% due 07/01/29	250,000	217,764
Micron Technology Inc 2.703% due 04/15/32	250,000	182,265
Oracle Corp 2.300% due 03/25/28	300,000	251,044
Workday Inc 3.500% due 04/01/27	150,000	138,968

		1,087,678

Utilities - 3.3%

CenterPoint Energy Houston Electric LLC 4.450% due 10/01/32	150,000	142,344
Enel Finance International NV (Italy) 2.650% due 09/10/24 ~	200,000	189,462
ITC Holdings Corp 4.950% due 09/22/27 ~	150,000	146,580
NiSource Inc 5.000% due 06/15/52	150,000	131,356
NSTAR Electric Co 4.950% due 09/15/52	200,000	187,192

		796,934

Total Corporate Bonds & Notes (Cost $17,573,268)		14,486,268

MORTGAGE-BACKED SECURITIES - 3.1%

Fannie Mae - 1.8%

2.000% due 09/01/35	144,844	127,964
2.000% due 12/01/35	344,395	304,251

		432,215

Freddie Mac - 1.3%

2.000% due 12/01/35	346,705	306,288

Total Mortgage-Backed Securities (Cost $872,471)		738,503

ASSET-BACKED SECURITIES - 18.7%

Ford Credit Auto Owner Trust 0.700% due 10/15/26	450,000	411,095
1.530% due 05/15/34 ~	350,000	304,656
GM Financial Revolving Receivables Trust 1.170% due 06/12/34 ~	150,000	129,751
Magnetite Ltd (Cayman) 3.492% (USD LIBOR + 0.980%) due 04/15/31 ~ §	248,523	244,705
Magnetite XXVIII Ltd (Cayman) 3.840% (USD LIBOR + 1.130%) due 01/20/35 ~ §	250,000	241,349
Navient Private Education Refi Loan Trust 0.840% due 05/15/69 ~	146,115	128,664
Navient Student Loan Trust 1.310% due 12/26/69 ~	201,496	165,783
1.320% due 08/26/69 ~	173,635	147,230
OCP CLO Ltd (Cayman) 3.472% (USD LIBOR + 0.960%) due 07/15/30 ~ §	250,000	245,114
Palmer Square CLO Ltd (Cayman) 3.840% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	244,651

	Principal Amount	Value
Palmer Square Loan Funding Ltd (Cayman) 3.510% (USD LIBOR + 0.800%) due 07/20/29 ~ §	$198,609	$196,287
3.610% (USD LIBOR + 0.900%) due 04/20/29 ~ §	304,920	302,118
3.912% (USD LIBOR + 1.400%) due 10/15/29 ~ §	250,000	242,682
Santander Drive Auto Receivables Trust 0.590% due 09/15/25	190,793	189,834
0.750% due 02/17/26	750,000	737,924
4.370% due 05/15/25	400,000	398,729
SMB Private Education Loan Trust 1.070% due 01/15/53 ~	162,155	138,201

Total Asset-Backed Securities (Cost $4,725,868)		4,468,773

U.S. TREASURY OBLIGATIONS - 15.8%

U.S. Treasury Bonds - 4.9%

1.250% due 05/15/50	250,000	140,044
1.625% due 11/15/50	500,000	310,664
1.750% due 08/15/41	125,000	85,544
1.875% due 11/15/51	150,000	99,264
2.000% due 08/15/51	250,000	170,879
2.250% due 02/15/52	200,000	145,375
2.875% due 05/15/52	250,000	209,727

		1,161,497

U.S. Treasury Notes - 10.9%

0.375% due 11/30/25	1,500,000	1,330,166
0.875% due 11/15/30	1,000,000	796,953
2.625% due 05/31/27	500,000	469,473

		2,596,592

Total U.S. Treasury Obligations (Cost $4,520,861)		3,758,089

	Shares
SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	294,915	294,915

Total Short-Term Investment (Cost $294,915)		294,915

TOTAL INVESTMENTS - 99.5% (Cost $27,987,383)		23,746,548

OTHER ASSETS & LIABILITIES, NET - 0.5%		116,232

NET ASSETS - 100.0%		$23,862,780

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	60.7%
Asset-Backed Securities	18.7%
U.S. Treasury Obligations	15.8%
Mortgage-Backed Securities	3.1%
Others (each less than 3.0%)	1.2%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$14,486,268	$—	$14,486,268	$—
	Mortgage-Backed Securities	738,503	—	738,503	—
	Asset-Backed Securities	4,468,773	—	4,468,773	—
	U.S. Treasury Obligations	3,758,089	—	3,758,089	—
	Short-Term Investment	294,915	294,915	—	—

	Total	$23,746,548	$294,915	$23,451,633	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Industrial - 0.0%

TNT Crane & Rigging Inc	4,054	$45,101

Total Common Stocks (Cost $1,516,777)		45,101

	Principal Amount
CORPORATE BONDS & NOTES - 75.1%

Basic Materials - 3.7%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$4,450,000	3,430,825
2.875% due 03/17/31 ~	8,500,000	6,596,295
3.875% due 03/16/29 ~	750,000	645,342
Celanese US Holdings LLC
6.165% due 07/15/27	5,000,000	4,738,383
6.379% due 07/15/32	4,300,000	4,001,383
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	9,000,000	6,757,999
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	710,000	728,780
Novelis Corp
3.250% due 11/15/26 ~	500,000	417,998
3.875% due 08/15/31 ~	7,679,000	5,744,276
South32 Treasury Ltd (Australia) 4.350% due 04/14/32 ~	6,000,000	5,171,490
SPCM SA (France)
3.125% due 03/15/27 ~	400,000	344,562
3.375% due 03/15/30 ~	5,000,000	3,914,125
TMS International Corp 6.250% due 04/15/29 ~	9,126,000	6,495,887

		48,987,345

Communications - 7.8%

AT&T Inc
2.250% due 02/01/32	2,475,000	1,874,393
2.300% due 06/01/27	4,000,000	3,501,941
4.350% due 03/01/29	5,500,000	5,147,654
CCO Holdings LLC
4.250% due 02/01/31 ~	750,000	576,555
4.250% due 01/15/34 ~	8,375,000	6,014,297
6.375% due 09/01/29 ~	2,500,000	2,299,850
Charter Communications Operating LLC
2.800% due 04/01/31	1,950,000	1,477,345
3.750% due 02/15/28	1,500,000	1,327,971
4.200% due 03/15/28	5,750,000	5,171,815
5.050% due 03/30/29	1,500,000	1,382,548
Comcast Corp
2.650% due 08/15/62	2,500,000	1,349,936
3.400% due 07/15/46	4,000,000	2,833,610
CSC Holdings LLC
3.375% due 02/15/31 ~	1,500,000	1,059,878
4.625% due 12/01/30 ~	4,400,000	3,000,030
5.750% due 01/15/30 ~	200,000	142,520
6.500% due 02/01/29 ~	2,725,000	2,410,985
Frontier Communications Holdings LLC 5.000% due 05/01/28 ~	4,250,000	3,654,448
GoTo Group Inc 5.500% due 09/01/27 ~	4,600,000	2,831,239
Rogers Communications Inc (Canada) 3.800% due 03/15/32 ~	8,000,000	6,924,736
Sirius XM Radio Inc 3.875% due 09/01/31 ~	7,775,000	6,046,773
Sprint Capital Corp 8.750% due 03/15/32	3,000,000	3,483,375

	Principal Amount	Value
T-Mobile USA Inc
2.400% due 03/15/29	$2,000,000	$1,634,554
2.625% due 02/15/29	175,000	144,845
2.875% due 02/15/31	75,000	60,540
3.375% due 04/15/29	2,050,000	1,774,275
3.500% due 04/15/31	1,125,000	947,160
3.750% due 04/15/27	7,000,000	6,469,123
3.875% due 04/15/30	6,000,000	5,325,762
4.375% due 04/15/40	3,900,000	3,185,514
5.200% due 01/15/33	1,700,000	1,627,483
Uber Technologies Inc 4.500% due 08/15/29 ~	11,525,000	9,709,812
Verizon Communications Inc
1.750% due 01/20/31	3,000,000	2,254,797
2.550% due 03/21/31	11,500,000	9,193,694

		104,839,458

Consumer, Cyclical - 10.6%

American Airlines Inc 5.750% due 04/20/29 ~	5,125,000	4,480,659
American Airlines Pass-Through Trust ‘A’
3.500% due 08/15/33	1,685,637	1,224,963
4.100% due 07/15/29	1,071,541	833,587
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	2,550,066	2,133,665
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	730,968	697,129
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,484,643	2,112,359
CDI Escrow Issuer Inc 5.750% due 04/01/30 ~	7,650,000	6,693,062
Dornoch Debt Merger Sub Inc 6.625% due 10/15/29 ~	3,070,000	2,217,470
Ferguson Finance PLC 4.650% due 04/20/32 ~	7,000,000	6,173,315
Fertitta Entertainment LLC
4.625% due 01/15/29 ~	4,975,000	4,124,773
6.750% due 01/15/30 ~	5,000,000	3,809,400
Ford Motor Co 6.100% due 08/19/32	2,175,000	1,921,177
Ford Motor Credit Co LLC
2.900% due 02/10/29	7,500,000	5,694,150
3.375% due 11/13/25	400,000	353,979
4.000% due 11/13/30	400,000	312,892
4.125% due 08/17/27	3,500,000	3,020,045
4.950% due 05/28/27	1,600,000	1,431,888
Foundation Building Materials Inc 6.000% due 03/01/29 ~	4,855,000	3,552,754
General Motors Co
4.200% due 10/01/27	6,500,000	5,961,112
6.125% due 10/01/25	1,950,000	1,952,603
General Motors Financial Co Inc
4.350% due 01/17/27	5,000,000	4,641,041
5.100% due 01/17/24	1,000,000	996,959
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	5,775,000	4,416,547
5.000% due 06/01/29 ~	1,875,000	1,516,078
Hyatt Hotels Corp 6.000% due 04/23/30	5,450,000	5,290,448
Hyundai Capital America 1.650% due 09/17/26 ~	5,000,000	4,218,850
Kohl’s Corp 3.375% due 05/01/31	7,950,000	4,923,236
LBM Acquisition LLC 6.250% due 01/15/29 ~	4,000,000	2,718,560
Lowe’s Cos Inc 4.250% due 04/01/52	5,000,000	3,834,638
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	8,050,000	5,560,538

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Marriott International Inc
2.850% due 04/15/31	$4,000,000	$3,146,861
5.000% due 10/15/27	2,300,000	2,224,886
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	4,625,000	3,817,013
New Red Finance Inc (Canada)
3.875% due 01/15/28 ~	5,000,000	4,359,475
4.000% due 10/15/30 ~	6,000,000	4,739,280
PetSmart Inc
4.750% due 02/15/28 ~	250,000	214,462
7.750% due 02/15/29 ~	6,150,000	5,507,571
SRS Distribution Inc
4.625% due 07/01/28 ~	2,750,000	2,365,522
6.125% due 07/01/29 ~	1,875,000	1,509,538
STL Holding Co LLC 7.500% due 02/15/26 ~	3,400,000	2,897,716
The Michaels Cos Inc 7.875% due 05/01/29 ~	5,900,000	3,415,245
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	2,319,622	2,090,897
Viking Cruises Ltd 7.000% due 02/15/29 ~	2,625,000	1,964,076
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	175,000	136,401
Warnermedia Holdings Inc
4.054% due 03/15/29 ~	6,000,000	5,189,300
4.279% due 03/15/32 ~	2,000,000	1,647,937

		142,044,057

Consumer, Non-Cyclical - 10.9%

Ahern Rentals Inc 7.375% due 05/15/23 ~	6,600,000	4,479,078
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	7,950,000	6,545,440
AmerisourceBergen Corp 2.700% due 03/15/31	8,000,000	6,443,173
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 01/23/29	9,325,000	9,093,546
APi Group DE Inc 4.750% due 10/15/29 ~	5,925,000	4,916,784
Avantor Funding Inc
3.875% due 11/01/29 ~	450,000	366,374
4.625% due 07/15/28 ~	3,375,000	3,011,006
Bausch Health Cos Inc
4.875% due 06/01/28 ~	1,500,000	969,570
6.125% due 02/01/27 ~	2,375,000	1,650,150
11.000% due 09/30/28 ~	224,392	181,758
14.000% due 10/15/30 ~	45,024	24,763
BC Ltd (Canada) 9.000% due 01/30/28 ~	126,584	126,268
Central Garden & Pet Co 4.125% due 04/30/31 ~	4,625,000	3,646,003
Cigna Corp 2.375% due 03/15/31	4,100,000	3,266,377
Community Health Systems Inc 5.625% due 03/15/27 ~	325,000	250,646
CoreLogic Inc 4.500% due 05/01/28 ~	4,225,000	2,879,168
Global Payments Inc
2.150% due 01/15/27	8,000,000	6,856,173
5.400% due 08/15/32	5,000,000	4,648,361
5.950% due 08/15/52	5,000,000	4,418,598
GSK Consumer Healthcare Capital US LLC 3.375% due 03/24/29 ~	8,000,000	6,985,651
HCA Inc 3.625% due 03/15/32 ~	7,000,000	5,672,977
JBS USA LUX SA
5.125% due 02/01/28 ~	700,000	657,401
5.750% due 04/01/33 ~	8,000,000	7,245,120

	Principal Amount	Value
Kraft Heinz Foods Co
4.375% due 06/01/46	$5,500,000	$4,287,481
5.200% due 07/15/45	6,975,000	6,081,384
Lamb Weston Holdings Inc
4.125% due 01/31/30 ~	1,275,000	1,081,092
4.375% due 01/31/32 ~	5,250,000	4,347,289
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	900,000	744,192
5.750% due 11/01/28 ~	5,200,000	3,915,652
Nestle Holdings Inc 4.250% due 10/01/29 ~	5,000,000	4,843,348
Option Care Health Inc 4.375% due 10/31/29 ~	6,000,000	5,081,340
Performance Food Group Inc 4.250% due 08/01/29 ~	4,875,000	4,068,529
Sysco Corp
2.400% due 02/15/30	4,000,000	3,260,503
2.450% due 12/14/31	3,000,000	2,351,809
Tenet Healthcare Corp
4.250% due 06/01/29 ~	3,125,000	2,592,016
4.375% due 01/15/30 ~	1,825,000	1,527,269
6.125% due 10/01/28 ~	4,175,000	3,664,413
6.125% due 06/15/30 ~	425,000	390,416
The Hertz Corp 5.000% due 12/01/29 ~	5,900,000	4,396,857
US Foods Inc 4.625% due 06/01/30 ~	7,300,000	6,057,394
Viatris Inc 2.700% due 06/22/30	4,450,000	3,312,008

		146,337,377

Energy - 8.6%

Antero Midstream Partners LP 5.375% due 06/15/29 ~	7,400,000	6,548,482
Antero Resources Corp 7.625% due 02/01/29 ~	1,126,000	1,126,366
Archrock Partners LP
6.250% due 04/01/28 ~	2,025,000	1,784,106
6.875% due 04/01/27 ~	1,325,000	1,189,049
Callon Petroleum Co 7.500% due 06/15/30 ~	3,850,000	3,378,183
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	7,625,000	7,392,018
Cheniere Energy Partners LP 3.250% due 01/31/32	10,925,000	8,410,939
Chesapeake Energy Corp 6.750% due 04/15/29 ~	2,975,000	2,858,157
CQP Holdco LP 5.500% due 06/15/31 ~	5,225,000	4,430,016
Energy Transfer Operating LP
2.900% due 05/15/25	1,000,000	933,221
3.750% due 05/15/30	3,000,000	2,543,805
4.000% due 10/01/27	1,200,000	1,090,182
4.050% due 03/15/25	1,200,000	1,151,753
4.750% due 01/15/26	4,200,000	4,051,363
5.500% due 06/01/27	1,500,000	1,463,050
5.800% due 06/15/38	3,000,000	2,634,294
EnLink Midstream LLC 6.500% due 09/01/30 ~	4,625,000	4,527,135
EQM Midstream Partners LP
4.750% due 01/15/31 ~	9,625,000	7,662,463
5.500% due 07/15/28	1,250,000	1,071,075
6.000% due 07/01/25 ~	184,000	170,368
6.500% due 07/01/27 ~	1,750,000	1,619,701
7.500% due 06/01/27 ~	50,000	47,739
7.500% due 06/01/30 ~	50,000	47,328
Genesis Energy LP
7.750% due 02/01/28	2,750,000	2,395,773
8.000% due 01/15/27	750,000	659,040
ITT Holdings LLC 6.500% due 08/01/29 ~	3,500,000	2,723,174

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
MPLX LP
2.650% due 08/15/30	$2,225,000	$1,746,385
4.800% due 02/15/29	1,350,000	1,257,868
4.950% due 09/01/32	300,000	272,912
4.950% due 03/14/52	3,650,000	2,865,287
6.875% due 02/15/23	450,000	444,375
New Fortress Energy Inc 6.500% due 09/30/26 ~	3,875,000	3,586,041
Occidental Petroleum Corp
6.125% due 01/01/31	325,000	320,915
6.625% due 09/01/30	5,200,000	5,290,454
8.875% due 07/15/30	1,500,000	1,673,355
Tallgrass Energy Partners LP
6.000% due 12/31/30 ~	3,100,000	2,643,091
6.000% due 09/01/31 ~	2,275,000	1,927,824
Targa Resources Partners LP
4.000% due 01/15/32	5,850,000	4,836,370
5.000% due 01/15/28	650,000	602,651
5.500% due 03/01/30	4,000,000	3,598,980
6.500% due 07/15/27	500,000	495,314
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	900,000	773,838
3.875% due 11/01/33 ~	6,560,000	5,113,094
4.125% due 08/15/31 ~	7,400,000	6,153,988

		115,511,522

Financial - 18.3%

AerCap Ireland Capital DAC (Ireland)
2.450% due 10/29/26	3,250,000	2,745,745
4.450% due 10/01/25	2,000,000	1,889,877
4.625% due 10/15/27	1,000,000	899,498
Air Lease Corp
1.875% due 08/15/26	750,000	636,508
3.125% due 12/01/30	3,500,000	2,760,703
3.750% due 06/01/26	1,500,000	1,372,939
4.650% due 06/15/26	2,750,000	2,302,793
Athene Holding Ltd
3.500% due 01/15/31	1,000,000	802,194
6.150% due 04/03/30	4,925,000	4,735,407
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	6,450,000	5,427,742
2.750% due 02/21/28 ~	5,000,000	3,933,628
3.250% due 02/15/27 ~	3,200,000	2,683,910
3.950% due 07/01/24 ~	3,000,000	2,840,243
Bank of America Corp
1.922% due 10/24/31	1,000,000	741,152
2.087% due 06/14/29	7,300,000	5,937,929
2.482% due 09/21/36	4,250,000	3,076,128
2.592% due 04/29/31	7,500,000	5,955,485
2.651% due 03/11/32	5,000,000	3,896,691
2.687% due 04/22/32	1,450,000	1,133,747
2.972% due 02/04/33	6,000,000	4,697,977
6.125% due 04/27/27	5,000,000	4,737,500
Citigroup Inc
1.462% due 06/09/27	5,000,000	4,262,048
2.520% due 11/03/32	2,000,000	1,518,716
2.561% due 05/01/32	450,000	346,022
2.666% due 01/29/31	1,000,000	799,592
3.668% due 07/24/28	4,000,000	3,606,100
3.980% due 03/20/30	3,000,000	2,665,604
4.075% due 04/23/29	3,000,000	2,718,835
4.450% due 09/29/27	4,500,000	4,172,583
Corebridge Financial Inc 3.850% due 04/05/29 ~	5,000,000	4,412,894
GLP Capital LP REIT
4.000% due 01/15/31	2,925,000	2,394,759
5.300% due 01/15/29	9,000,000	8,222,506
Host Hotels & Resorts LP REIT
2.900% due 12/15/31	4,750,000	3,492,564
3.375% due 12/15/29	6,800,000	5,517,604

	Principal Amount	Value
3.500% due 09/15/30	$1,500,000	$1,198,145
HSBC Holdings PLC (United Kingdom)
2.206% due 08/17/29	4,500,000	3,486,971
4.700% due 03/09/31	3,000,000	2,138,000
Invitation Homes Operating Partnership LP REIT 2.700% due 01/15/34	9,000,000	6,363,112
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	275,000	213,100
4.875% due 09/15/29 ~	4,175,000	3,435,858
5.000% due 07/15/28 ~	3,500,000	3,017,140
5.250% due 03/15/28 ~	575,000	505,175
5.250% due 07/15/30 ~	1,000,000	829,660
Iron Mountain Information Management Services Inc REIT 5.000% due 07/15/32 ~	900,000	697,939
JPMorgan Chase & Co
1.578% due 04/22/27	5,000,000	4,322,162
2.069% due 06/01/29	6,000,000	4,871,113
2.522% due 04/22/31	1,950,000	1,544,005
2.580% due 04/22/32	550,000	426,911
2.947% due 02/24/28	2,300,000	2,036,335
2.963% due 01/25/33	6,950,000	5,471,576
4.005% due 04/23/29	2,000,000	1,806,038
4.125% due 12/15/26	5,725,000	5,408,850
5.717% due 09/14/33	3,950,000	3,740,946
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	3,950,000	2,495,381
Morgan Stanley
1.512% due 07/20/27	5,000,000	4,264,454
2.484% due 09/16/36	550,000	394,922
2.943% due 01/21/33	5,000,000	3,958,911
3.591% due 07/22/28	11,000,000	9,906,540
5.000% due 11/24/25	3,150,000	3,112,733
5.297% due 04/20/37	550,000	494,966
OneMain Finance Corp
3.875% due 09/15/28	3,175,000	2,343,563
4.000% due 09/15/30	800,000	562,652
5.375% due 11/15/29	4,775,000	3,708,384
7.125% due 03/15/26	3,425,000	3,092,627
The Charles Schwab Corp 5.000% due 06/01/27	5,000,000	4,506,250
The Goldman Sachs Group Inc
1.542% due 09/10/27	7,000,000	5,920,999
1.948% due 10/21/27	5,000,000	4,282,131
2.600% due 02/07/30	4,000,000	3,231,193
2.615% due 04/22/32	5,050,000	3,920,315
3.102% due 02/24/33	4,000,000	3,181,870
3.800% due 03/15/30	3,000,000	2,605,378
The PNC Financial Services Group Inc 4.626% due 06/06/33	6,900,000	6,164,351
VICI Properties LP REIT
4.625% due 12/01/29 ~	3,000,000	2,609,250
4.750% due 02/15/28	450,000	414,742
5.125% due 05/15/32	3,000,000	2,665,844
Wells Fargo & Co
2.393% due 06/02/28	4,500,000	3,864,682
3.196% due 06/17/27	5,000,000	4,557,846
3.526% due 03/24/28	1,450,000	1,314,718
3.908% due 04/25/26	1,900,000	1,817,298

		244,242,659

Industrial - 12.0%

ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	3,768,194	2,587,732
Carrier Global Corp 2.722% due 02/15/30	4,450,000	3,677,583
Clydesdale Acquisition Holdings Inc
6.625% due 04/15/29 ~	3,150,000	2,872,831
8.750% due 04/15/30 ~	2,150,000	1,782,855

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
First Student Bidco Inc 4.000% due 07/31/29 ~	$7,475,000	$6,071,802
Flowserve Corp
2.800% due 01/15/32	5,050,000	3,621,739
3.500% due 10/01/30	7,050,000	5,809,266
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	1,025,000	866,125
4.000% due 08/01/28 ~	875,000	731,058
4.375% due 08/15/29 ~	1,950,000	1,629,576
4.750% due 06/15/29 ~	2,375,000	2,004,357
Granite US Holdings Corp 11.000% due 10/01/27 ~	4,975,000	4,699,101
Hillenbrand Inc 3.750% due 03/01/31	6,375,000	4,937,724
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	2,050,000	1,933,386
LABL Inc
5.875% due 11/01/28 ~	4,475,000	3,632,691
6.750% due 07/15/26 ~	2,500,000	2,270,675
8.250% due 11/01/29 ~	1,975,000	1,439,263
Madison IAQ LLC
4.125% due 06/30/28 ~	1,875,000	1,508,772
5.875% due 06/30/29 ~	4,075,000	2,845,491
Masco Corp 7.750% due 08/01/29	4,110,000	4,494,714
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	4,375,000	4,162,988
7.250% due 04/15/25 ~	6,700,000	5,903,270
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	3,600,000	2,685,762
OT Merger Corp 7.875% due 10/15/29 ~	5,500,000	3,746,325
Owens-Brockway Glass Container Inc 5.375% due 01/15/25 ~	5,886,000	5,436,192
Penske Truck Leasing Co LP 3.350% due 11/01/29 ~	3,675,000	3,140,221
SPX FLOW Inc 8.750% due 04/01/30 ~	6,600,000	5,144,964
Standard Industries Inc
3.375% due 01/15/31 ~	6,673,000	4,707,134
4.375% due 07/15/30 ~	7,500,000	5,755,575
4.750% due 01/15/28 ~	4,443,000	3,764,354
TD SYNNEX Corp 2.650% due 08/09/31	5,000,000	3,734,169
Teledyne Technologies Inc
2.250% due 04/01/28	3,500,000	2,922,773
2.750% due 04/01/31	3,500,000	2,765,352
The Boeing Co 5.040% due 05/01/27	12,200,000	11,769,490
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	6,800,000	5,720,559
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	2,687,453
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	5,000,000	4,263,025
TransDigm Inc
4.625% due 01/15/29	675,000	545,073
4.875% due 05/01/29	4,475,000	3,624,750
5.500% due 11/15/27	675,000	588,576
TriMas Corp 4.125% due 04/15/29 ~	4,225,000	3,575,470
Vertiv Group Corp 4.125% due 11/15/28 ~	8,475,000	6,835,215
Vontier Corp 2.950% due 04/01/31	4,500,000	3,245,310
WRKCo Inc 3.000% due 06/15/33	5,175,000	4,009,629

		160,150,370

	Principal Amount	Value
Technology - 2.3%

Broadcom Inc
3.137% due 11/15/35 ~	$2,700,000	$1,897,560
3.187% due 11/15/36 ~	203,000	139,276
3.469% due 04/15/34 ~	2,000,000	1,504,161
4.150% due 11/15/30	1,589,000	1,377,661
4.926% due 05/15/37 ~	2,153,000	1,779,355
Entegris Escrow Corp
4.750% due 04/15/29 ~	5,375,000	4,746,526
5.950% due 06/15/30 ~	2,000,000	1,829,880
Kyndryl Holdings Inc 2.700% due 10/15/28	3,000,000	2,197,472
Open Text Corp (Canada) 3.875% due 12/01/29 ~	1,350,000	1,041,835
Open Text Holdings Inc (Canada) 4.125% due 12/01/31 ~	3,200,000	2,434,944
Oracle Corp 2.300% due 03/25/28	4,000,000	3,347,258
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	2,700,000	1,788,804
Twilio Inc
3.625% due 03/15/29	750,000	606,724
3.875% due 03/15/31	7,750,000	6,099,808

		30,791,264

Utilities - 0.9%

IPALCO Enterprises Inc 4.250% due 05/01/30	4,000,000	3,476,603
Oncor Electric Delivery Co LLC 4.950% due 09/15/52 ~	3,700,000	3,505,545
Vistra Operations Co LLC 4.300% due 07/15/29 ~	6,000,000	5,120,385

		12,102,533

Total Corporate Bonds & Notes (Cost $1,197,959,646)		1,005,006,585

SENIOR LOAN NOTES - 20.0%

Communications - 0.4%

Clear Channel Outdoor Holdings Inc Term B 6.306% (USD LIBOR + 3.500%) due 08/21/26 §	6,563,425	5,877,002

Consumer, Cyclical - 2.5%

ClubCorp Holdings Inc Term B 6.424% (USD LIBOR + 2.750%) due 09/18/24 §	4,295,112	3,966,536
Fertitta Entertainment LLC Term B 7.034% (SOFR + 4.000%) due 01/27/29 §	2,959,664	2,753,310
Great Outdoors Group LLC Term B-2 6.865% (USD LIBOR + 3.750%) due 03/05/28 §	3,193,369	2,955,862
LBM Acquisition LLC Term B 7.121% (USD LIBOR + 3.750%) due 12/18/27 §	6,412,668	5,628,720
MIC Glen LLC (2nd Lien) 9.865% (USD LIBOR + 6.750%) due 07/21/29 §	1,750,000	1,675,625
SRS Distribution Inc Term B 6.306% (USD LIBOR + 3.500%) due 06/04/28 §	12,375,000	11,392,734
Tacala Investment Corp Term B 6.615% (USD LIBOR + 3.500%) due 02/05/27 §	3,829,646	3,590,294
(2nd Lien) 10.615% (USD LIBOR + 7.500%) due 02/05/28 ± §	1,500,000	1,380,000

		33,343,081

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 5.4%

Allied Universal Holdco LLC Term B 6.784% (USD LIBOR + 3.750%) due 05/14/28 §	$9,900,000	$8,732,107
CoreLogic Inc Term B 6.625% (USD LIBOR + 3.500%) due 06/02/28 §	10,890,000	8,258,246
Heartland Dental LLC Term B 7.084% (USD LIBOR + 4.000%) due 04/30/25 §	8,640,625	8,044,422
Mavis Tire Express Services Topco Corp 7.250% (SOFR + 4.000%) due 05/04/28 §	7,900,000	7,432,581
Medline Borrower LP Term B 6.365% (USD LIBOR + 3.250%) due 10/21/28 §	4,228,750	3,898,087
Pathway Vet Alliance LLC Term B 7.424% (USD LIBOR + 3.750%) due 03/31/27 §	8,852,002	7,845,087
PetVet Care Centers LLC 5.865% (USD LIBOR + 2.750%) due 02/14/25 §	2,916,044	2,706,089
Term B 6.365% (USD LIBOR + 3.250%) due 02/14/25 §	2,938,776	2,720,204
Term B-3 6.615% (USD LIBOR + 3.500%) due 02/15/25 §	3,959,184	3,691,939
Spin Holdco Inc Term B 7.144% (USD LIBOR + 4.000%) due 03/04/28 §	5,895,000	5,192,510
Sunshine Luxembourg VII SARL Term B (Luxembourg) 7.424% (USD LIBOR + 3.750%) due 10/02/26 §	8,591,625	8,019,749
WCG Purchaser Corp Term B 7.115%-7.674% (USD LIBOR + 4.000%) due 01/08/27 §	5,939,394	5,590,455

		72,131,476

Energy - 1.1%

CQP Holdco LP Term B 7.424% (USD LIBOR + 3.750%) due 06/04/28 §	7,900,000	7,635,840
Traverse Midstream Partners LLC Term B 5.950% (SOFR + 4.250%) due 09/27/24 §	7,137,671	6,993,133

		14,628,973

Financial - 1.5%

AssuredPartners Inc Term B 6.615% (USD LIBOR + 3.500%) due 02/13/27 §	5,348,750	5,070,615
Deerfield Dakota Holding LLC Term B 6.784% (SOFR + 3.750%) due 04/09/27 §	8,868,954	8,431,049
USI Inc Term B 6.424% (USD LIBOR + 2.750%) due 05/16/24 §	6,239,713	6,088,269

		19,589,933

Industrial - 4.6%

Brand Industrial Services Inc 6.500%-7.033% (USD LIBOR + 4.250%) due 06/21/24 §	3,799,499	3,316,248
Dynasty Acquisition Co Inc 6.615% (USD LIBOR + 3.500%) due 04/08/26 §	3,707,761	3,429,679

	Principal Amount	Value
Engineered Machinery Holdings Inc 7.424% (USD LIBOR + 3.750%) due 05/21/28 §	$3,787,071	$3,649,790
Filtration Group Corp Term B 6.115% (USD LIBOR + 3.000%) due 03/29/25 §	5,872,041	5,654,288
LABL Inc Term B 8.115% (USD LIBOR + 5.000%) due 10/29/28 §	9,676,875	8,779,345
Madison IAQ LLC 6.815% (USD LIBOR + 3.250%) due 06/21/28 §	7,900,000	7,317,375
Mauser Packaging Solutions Holding Co Term B 5.814% (USD LIBOR + 3.250%) due 04/03/24 §	8,005,015	7,484,689
Pregis TopCo LLC 6.806% (USD LIBOR + 4.000%) due 08/01/26 §	3,465,000	3,313,406
Term B 6.806% (USD LIBOR + 4.000%) due 08/01/26 §	5,401,572	5,154,002
Pro Mach Group Inc Term B 7.115% (USD LIBOR + 4.000%) due 08/31/28 §	4,467,507	4,270,937
Proampac PG Borrower LLC Term B 6.035%-6.734% (USD LIBOR + 3.750%) due 11/03/25 §	7,634,137	7,160,187
Standard Aero Ltd 6.615% (USD LIBOR + 3.500%) due 04/08/26 §	1,993,420	1,843,913

		61,373,859

Technology - 4.2%

Applied Systems Inc Term B 6.674% (USD LIBOR + 3.000%) due 09/19/24 §	14,190,215	13,879,804
Epicor Software Corp Term C 6.365% (USD LIBOR + 3.250%) due 07/31/27 §	5,924,433	5,556,627
Finastra USA Inc Term B 6.871% (USD LIBOR + 3.500%) due 06/13/24 §	4,904,741	4,309,163
Peraton Corp Term B 6.865% (USD LIBOR + 3.750%) due 02/01/28 §	7,736,900	7,352,956
Polaris Newco LLC Term B 7.674% (USD LIBOR + 4.000%) due 06/04/28 §	7,920,000	7,328,970
Rackspace Technology Global Inc Term B 5.617% (USD LIBOR + 2.750%) due 02/09/28 §	4,925,000	3,535,224
RealPage Inc Term B 6.115% (USD LIBOR + 3.000%) due 04/22/28 §	6,930,000	6,503,375
UKG Inc 5.535% (USD LIBOR + 3.250%) due 05/03/26 §	8,868,000	8,410,748

		56,876,867

Utilities - 0.3%

PG&E Corp Term B 6.125% (USD LIBOR + 3.000%) due 06/23/25 §	4,154,375	3,988,200

Total Senior Loan Notes (Cost $289,790,345)		267,809,391

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 3.5%

Dryden 55 CLO Ltd (Cayman) 4.412% (USD LIBOR + 1.900%) due 04/15/31 ~ §	$250,000	$232,171
Dryden 58 CLO Ltd (Cayman) 4.240% (USD LIBOR + 1.500%) due 07/17/31 ~ §	1,500,000	1,423,125
4.540% (USD LIBOR + 1.800%)
due 07/17/31 ~ §	1,500,000	1,391,304
Dryden 61 CLO Ltd (Cayman) 4.140% (USD LIBOR + 1.400%) due 01/17/32 ~ §	1,500,000	1,428,695
4.490% (USD LIBOR + 1.750%)
due 01/17/32 ~ §	1,500,000	1,385,889
Dryden 64 CLO Ltd (Cayman) 4.140% (USD LIBOR + 1.400%) due 04/18/31 ~ §	2,600,000	2,490,048
Flatiron RR CLO 22 LLC 4.112% (USD LIBOR + 1.600%) due 10/15/34 ~ §	7,000,000	6,616,534
Madison Park Funding Ltd (Cayman) 4.112% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,000,000	1,926,458
4.362% (USD LIBOR + 1.850%)
due 07/15/30 ~ §	1,000,000	930,661
4.490% (USD LIBOR + 1.750%)
due 10/18/30 ~ §	2,650,000	2,543,392
Magnetite Xxx Ltd (Cayman) 4.383% (USD LIBOR + 1.600%) due 10/25/34 ~ §	6,550,000	6,149,030
Neuberger Berman Loan Advisers CLO 38 Ltd 4.360% (USD LIBOR + 1.650%) due 10/20/35 ~ §	5,000,000	4,729,377
Palmer Square Loan Funding Ltd (Cayman) 4.334% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,000,000	1,958,347
4.884% (USD LIBOR + 1.900%)
due 02/20/28 ~ §	1,000,000	972,700

	Principal Amount	Value
Rad CLO 12 Ltd (Cayman) 4.432% (USD LIBOR + 1.650%) due 10/30/34 ~ §	$4,000,000	$3,777,306
Sandstone Peak Ltd (Cayman) 4.312% (USD LIBOR + 1.800%) due 10/15/34 ~ §	9,000,000	8,489,598

Total Asset-Backed Securities (Cost $49,050,000)		46,444,635

	Shares
SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	1,431,153	1,431,153

Total Short-Term Investment (Cost $1,431,153)		1,431,153

TOTAL INVESTMENTS - 98.7% (Cost $1,539,747,921)		1,320,736,865

OTHER ASSETS & LIABILITIES, NET - 1.3%		17,510,113

NET ASSETS - 100.0%		$1,338,246,978

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	75.1%
Senior Loan Notes	20.0%
Asset-Backed Securities	3.5%
Others (each less than 3.0%)	0.1%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$45,101	$—	$45,101	$—
	Corporate Bonds & Notes	1,005,006,585	—	1,005,006,585	—
	Senior Loan Notes	267,809,391	—	266,429,391	1,380,000
	Asset-Backed Securities	46,444,635	—	46,444,635	—
	Short-Term Investment	1,431,153	1,431,153	—	—

	Total	$1,320,736,865	$1,431,153	$1,317,925,712	$1,380,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 1.1%

SPDR Bloomberg Short Term High Yield Bond	1,988,150	$47,278,207

Total Exchange-Traded Fund (Cost $52,968,324)		47,278,207

	Principal Amount
CORPORATE BONDS & NOTES - 7.2%

Communications - 1.8%

CSC Holdings LLC 6.500% due 02/01/29 ~	$13,500,000	11,944,328
Uber Technologies Inc 7.500% due 05/15/25 ~	13,000,000	12,986,610
7.500% due 09/15/27 ~	10,000,000	9,815,250
8.000% due 11/01/26 ~	40,470,000	40,463,322

		75,209,510

Consumer, Cyclical - 1.6%

American Airlines Inc 11.750% due 07/15/25 ~	16,000,000	16,734,720
Caesars Entertainment Inc 8.125% due 07/01/27 ~	7,125,000	6,821,546
Carnival Corp 9.875% due 08/01/27 ~	14,335,000	14,074,676
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	11,909,000	10,756,209
8.500% due 10/30/25 ~	2,000,000	1,751,298
Merlin Entertainments Ltd (United Kingdom) 5.750% due 06/15/26 ~	17,903,000	16,698,665

		66,837,114

Consumer, Non-Cyclical - 0.8%

Allied Universal Holdco LLC 4.625% due 06/01/28 ~	9,000,000	6,827,607
6.625% due 07/15/26 ~	24,327,000	21,725,714
CoreLogic Inc 4.500% due 05/01/28 ~	9,250,000	6,303,505

		34,856,826

Energy - 0.1%

Antero Midstream Partners LP 5.750% due 03/01/27 ~	4,827,000	4,474,253

Financial - 1.8%

Acrisure LLC 7.000% due 11/15/25 ~	22,071,000	20,207,104
AssuredPartners Inc 7.000% due 08/15/25 ~	44,066,000	40,775,988
HUB International Ltd 7.000% due 05/01/26 ~	19,170,000	18,211,500

		79,194,592

Industrial - 1.1%

Artera Services LLC 9.033% due 12/04/25 ~	5,000,000	4,031,850
TransDigm Inc 6.250% due 03/15/26 ~	32,323,000	31,407,936
8.000% due 12/15/25 ~	12,572,000	12,769,883

		48,209,669

Total Corporate Bonds & Notes (Cost $339,102,967)		308,781,964

	Principal Amount	Value

SENIOR LOAN NOTES - 84.6%

Basic Materials - 2.8%

Herens US Holdco Corp Term B 7.674% (USD LIBOR + 4.000%) due 07/03/28 §	$34,606,638	$31,124,345
Spa US HoldCo Inc Term B 7.424% (USD LIBOR + 3.750%) due 02/04/28 §	20,483,710	19,024,246
Vantage Specialty Chemicals Inc Term B 6.306% - 7.174% (USD LIBOR + 3.500%) due 10/28/24 §	39,192,955	37,919,183
Vibrantz Technologies Inc Term B 6.977% (SOFR + 4.250%) due 04/21/29 §	37,150,000	30,106,992

		118,174,766

Communications - 5.6%

Arches Buyer Inc 6.365% (USD LIBOR + 3.250%) due 12/06/27 §	35,270,027	31,919,374
CNT Holdings I Corp Term B 6.248% (SOFR + 3.500%) due 11/08/27 §	9,053,991	8,643,737
(2nd Lien) 9.498% (SOFR + 6.750%) due 11/06/28 §	37,820,111	36,023,656
Hunter US Bidco Inc Term B 7.924% (USD LIBOR + 4.250%) due 08/19/28 ± §	17,537,344	16,616,633
MH Sub I LLC 6.865% (USD LIBOR + 3.750%) due 09/15/24 §	28,963,154	27,659,812
Ping Identity Corp Term B 6.884% (SOFR + 3.850%) due 11/23/28 ± § ∞	29,310,294	29,200,380
Pug LLC Term B 6.615% (USD LIBOR + 3.500%) due 02/13/27 ± §	39,016,523	34,139,458
7.365% (USD LIBOR + 4.250%) due 02/13/27 ± §	20,435,811	18,085,693
Xplornet Communications Inc (Canada) (2nd Lien) 10.115% (USD LIBOR + 7.000%) due 10/01/29 ± §	10,500,000	9,213,750
Term B 7.115% (USD LIBOR + 4.000%) due 10/01/28 §	27,734,502	24,429,465

		235,931,958

Consumer, Cyclical - 11.6%

BCPE Empire Holdings Inc 7.115% (USD LIBOR + 4.000%) due 06/11/26 §	8,183,996	7,846,406
7.115% (USD LIBOR + 4.000%) due 06/11/26 ± §	4,689,605	4,513,745
7.759% (SOFR + 4.625%) due 06/11/26 §	14,186,855	13,796,716
Burgess Point Purchaser Corp Term B 8.414% (SOFR + 5.250%) due 07/25/29 §	2,750,000	2,542,031
Carnival Corp Term B 5.877% (USD LIBOR + 3.000%) due 06/30/25 §	26,896,627	24,610,414
6.127% (USD LIBOR + 3.250%) due 10/18/28 §	37,229,322	32,575,657

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
ClubCorp Holdings Inc Term B 6.424% (USD LIBOR + 2.750%) due 09/18/24 §	$61,325,289	$56,633,904
Fertitta Entertainment LLC Term B 7.034% (SOFR + 4.000%) due 01/27/29 §	43,605,329	40,565,079
First Brands Group LLC Term B 8.368% (SOFR + 5.000%) due 03/30/27 §	10,431,896	10,050,485
Great Outdoors Group LLC Term B-2 6.865% (USD LIBOR + 3.750%) due 03/05/28 §	47,958,838	44,391,899
Hunter Douglas Inc Term B (Netherlands) 6.340% (SOFR + 3.500%) due 02/25/29 §	36,267,220	30,029,258
MIC Glen LLC (2nd Lien) 9.865% (USD LIBOR + 6.750%) due 07/21/29 §	4,750,000	4,548,125
PetSmart LLC Term B 6.870% (USD LIBOR + 3.750%) due 02/12/28 § ∞	38,046,294	36,096,421
Playa Resorts Holding BV Term B 5.870% (USD LIBOR + 2.750%) due 04/27/24 §	62,372,374	60,345,272
Radwell International LLC 9.403% (SOFR + 5.850%) due 04/04/29 ± § f	44,202,300	43,649,771
SRS Distribution Inc Term B 6.177% (SOFR + 3.500%) due 06/04/28 §	8,049,774	7,430,948
6.306% (USD LIBOR + 3.500%) due 06/04/28 §	40,127,501	36,942,381
Sunset Debt Merger Sub Inc Term B 7.602% (USD LIBOR + 4.000%) due 10/06/28 §	24,621,263	19,327,691
Tecta America Corp 7.365% (USD LIBOR + 4.250%) due 04/09/28 §	12,996,839	12,411,981
United Airlines Inc Term B 6.533% (USD LIBOR + 3.750%) due 04/21/28 §	6,709,311	6,431,505

		494,739,689

Consumer, Non-Cyclical - 20.8%

Allied Universal Holdco LLC Term B 6.784% (USD LIBOR + 3.750%) due 05/14/28 §	44,350,255	39,118,300
Bausch + Lomb Corp Term B 6.098% (SOFR + 3.250%) due 05/10/27 §	38,653,125	36,003,762
CoreLogic Inc
(2nd Lien) 9.625% (USD LIBOR + 6.500%) due 06/04/29 §	23,802,823	17,971,132
Term B 6.625% (USD LIBOR + 3.500%) due 06/02/28 § ∞	32,046,717	24,302,083
Corgi BidCo Inc due 09/20/29 § ∞	29,500,000	27,693,125
Curium Bidco SARL Term B (Luxembourg) 6.250% (USD LIBOR + 4.000%) due 07/11/26 ± §	4,081,287	3,918,036
7.924% (USD LIBOR + 4.250%) due 12/09/27 ± §	17,849,952	16,868,204
Dermatology Intermediate Holdings III Inc 6.845% - 7.284% (SOFR + 4.250%) due 04/01/29 ± § f	10,477,884	10,006,379

	Principal Amount	Value
Eyecare Partners LLC 7.424% (USD LIBOR + 3.750%) due 11/15/28 ± §	$4,711,911	$4,276,059
7.621% (SOFR + 4.500%) due 11/15/28 ± §	3,250,000	3,038,750
Flynn America LP Term B 7.063% - 7.625% (USD LIBOR + 4.500%) due 07/29/28 §	10,303,125	9,221,297
Gainwell Acquisition Corp Term B 7.674% (USD LIBOR + 4.000%) due 10/01/27 §	43,699,736	41,769,649
Heartland Dental LLC 6.615% (USD LIBOR + 3.500%) due 04/30/25 §	52,010,689	48,077,381
Term B 7.084% (USD LIBOR + 4.000%) due 04/30/25 §	3,589,442	3,341,771
Mavis Tire Express Services Topco Corp 7.250% (SOFR + 4.000%) due 05/04/28 §	58,344,402	54,892,339
Midwest Veterinary Partners LLC 7.115% - 7.371% (USD LIBOR + 4.000%) due 04/30/28 ± §	58,337,084	54,836,859
Packaging Coordinators Midco Inc 7.424% (USD LIBOR + 3.750%) due 11/30/27 §	49,704,493	47,331,103
Pathway Vet Alliance LLC Term B 7.424% (USD LIBOR + 3.750%) due 03/31/27 § ∞	70,951,104	62,880,416
PECF USS Intermediate Holding III Corp Term B 7.365% (USD LIBOR + 4.250%) due 12/15/28 §	7,443,750	6,387,668
PetVet Care Centers LLC due 02/14/25 ∞	1,994,779	1,851,155
(2nd Lien) 9.365% (USD LIBOR + 6.250%) due 02/15/26 §	37,758,221	36,177,095
Term B-3 6.615% (USD LIBOR + 3.500%) due 02/15/25 § ∞	81,008,249	75,540,192
Precision Medicine Group LLC due 11/20/27 ± f	668,879	620,385
Term B 5.250% - 5.581% (USD LIBOR + 3.000%) due 11/20/27 ± §	17,272,344	16,020,099
Southern Veterinary Partners LLC 7.115% (USD LIBOR + 4.000%) due 10/05/27 §	52,769,922	50,065,463
(2nd Lien) 10.274% (USD LIBOR + 7.500%) due 10/05/28 ± §	1,000,000	930,000
Spin Holdco Inc Term B 7.144% (USD LIBOR + 4.000%) due 03/04/28 §	42,294,371	37,254,277
Sunshine Luxembourg VII SARL Term B (Luxembourg) 7.424% (USD LIBOR + 3.750%) due 10/02/26 §	89,529,710	83,570,434
Team Health Holdings Inc Term B 8.284% (SOFR + 5.250%) due 02/02/27 § ∞	38,503,055	33,064,499
VetCor Professional Practices LLC due 08/31/29 ± ∞	20,000,000	19,700,000
WCG Purchaser Corp Term B 7.115% - 7.674% (USD LIBOR + 4.000%) due 01/08/27 §	20,022,982	18,846,632

		885,574,544

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Energy - 1.1%

Traverse Midstream Partners LLC Term B 5.950% (SOFR + 4.250%) due 09/27/24 §	$46,933,595	$45,983,190

Financial - 9.2%

Acrisure LLC Term B-1 6.615% (USD LIBOR + 3.500%) due 02/15/27 §	9,122,476	8,358,468
Term B-3 7.365% (USD LIBOR + 4.250%) due 02/15/27 ± §	41,362,023	38,983,707
Alliant Holdings Intermediate LLC
Term B 6.365% (USD LIBOR + 3.250%) due 05/10/25 §	5,827,180	5,586,809
Term B-4 6.493% (USD LIBOR + 3.500%) due 11/12/27 §	2,099,998	1,999,122
Apex Group Treasury LLC Term B due 07/27/28 ± ∞	13,546,283	13,241,492
6.557% (USD LIBOR + 3.750%) due 07/27/28 ± § ∞	44,079,157	42,095,595
AssuredPartners Inc 6.534% (SOFR + 3.500%) due 02/13/27 §	21,584,667	20,464,963
Term B 6.615% (USD LIBOR + 3.500%) due 02/13/27 §	21,721,663	20,581,927
Deerfield Dakota Holding LLC Term B 6.784% (SOFR + 3.750%) due 04/09/27 § ∞	40,534,610	38,533,213
(2nd Lien) 9.865% (USD LIBOR + 6.750%) due 04/14/28 ± §	48,640,838	47,303,215
HUB International Ltd
Term B 5.766% (USD LIBOR + 3.000%) due 04/25/25 § ∞	11,305,802	10,892,824
Term B-3 5.982% (USD LIBOR + 3.250%) due 04/25/25 § ∞	86,045,436	83,060,692
OneDigital Borrower LLC Term B 6.977% (SOFR + 4.250%) due 11/16/27 ± §	63,567,815	59,435,907

		390,537,934

Industrial - 15.5%

Artera Services LLC 6.924% (USD LIBOR + 3.250%) due 03/06/25 §	4,290,168	3,528,663
7.174% (USD LIBOR + 3.500%) due 03/06/25 §	14,083,609	11,572,037
ASP LS Acquisition Corp 7.377% (USD LIBOR + 4.500%) due 05/07/28 §	36,508,301	31,068,564
Brown Group Holding LLC Term B-2 6.784% (SOFR + 3.750%) due 07/01/29 §	19,000,000	18,447,822
Charter Next Generation Inc 6.556% (USD LIBOR + 3.750%) due 12/01/27 §	37,500,141	35,618,422
Clydesdale Acquisition Holdings Inc 7.309% (SOFR + 4.175%) due 04/13/29 § ∞	15,620,379	14,777,988
Crosby US Acquisition Corp Term B 7.834% (USD LIBOR + 4.750%) due 06/27/26 §	3,173,013	2,996,514

	Principal Amount	Value
Dynasty Acquisition Co Inc 6.615% (USD LIBOR + 3.500%) due 04/08/26 § ∞	$32,491,868	$30,054,978
Engineered Components & Systems LLC Term B 8.756% (USD LIBOR + 6.000%) due 08/02/28 ± §	9,428,750	8,344,444
Engineered Machinery Holdings Inc 7.424% (USD LIBOR + 3.750%) due 05/21/28 §	23,570,680	22,716,243
First Student Bidco Inc
Term B due 07/21/28 ∞	12,914,187	11,934,866
Term C due 07/21/28 ∞	4,799,610	4,435,641
Graham Packaging Co Inc 6.115% (USD LIBOR + 3.000%) due 08/04/27 §	7,762	7,391
KKR Apple Bidco LLC
(2nd Lien) due 09/23/29 ∞	12,846,094	12,300,135
Term B 7.064% (SOFR + 4.000%) due 09/23/28 §	8,800,000	8,651,500
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 8.259% (SOFR + 4.750%) due 02/09/26 ± §	15,626,812	13,517,193
LABL Inc Term B 8.115% (USD LIBOR + 5.000%) due 10/29/28 §	50,124,991	45,475,898
LTI Holdings Inc Term B 6.365% (USD LIBOR + 3.250%) due 09/06/25 § ∞	40,466,967	37,600,570
Mauser Packaging Solutions Holding Co Term B 5.814% (USD LIBOR + 3.250%) due 04/03/24 § ∞	78,716,883	73,600,286
Pregis TopCo LLC 6.806% (USD LIBOR + 4.000%) due 08/01/26 §	4,946,717	4,730,298
Term B 6.806% (USD LIBOR + 4.000%) due 08/01/26 §	10,902,235	10,402,553
Pretium PKG Holdings Inc 6.277% - 7.168% (USD LIBOR + 4.000%) due 10/01/28 §	18,404,589	16,656,153
(2nd Lien) 9.027% - 9.918% (USD LIBOR + 6.750%) due 10/01/29 §	7,245,000	6,248,812
Pro Mach Group Inc Term B 7.115% (USD LIBOR + 4.000%) due 08/31/28 § ∞	39,822,899	38,070,692
Proampac PG Borrower LLC Term B 6.035% - 6.734% (USD LIBOR + 3.750%) due 11/03/25 § ∞	44,316,997	41,565,665
SPX FLOW Inc Term B 7.634% (SOFR + 4.500%) due 04/05/29 §	41,155,814	38,120,572
Standard Aero Ltd 6.615% (USD LIBOR + 3.500%) due 04/08/26 § ∞	17,443,715	16,135,436
Star US Bidco LLC Term B 7.365% (USD LIBOR + 4.250%) due 03/17/27 §	28,803,137	27,362,980
The Kenan Advantage Group Inc Term B-1 6.865% (USD LIBOR + 3.750%) due 03/24/26 §	11,058,665	10,516,791

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
USIC Holdings Inc
(2nd Lien) 9.615% (USD LIBOR + 6.500%) due 05/14/29 §	$13,603,964	$12,629,008
Term B 6.615% (USD LIBOR + 3.500%) due 05/14/28 §	32,905,105	30,930,799
WP CPP Holdings LLC Term B 6.560% (USD LIBOR + 3.750%) due 04/30/25 §	20,553,055	18,454,937

		658,473,851

Technology - 17.5%

Applied Systems Inc
(2nd Lien) 9.174% (USD LIBOR + 5.500%) due 09/19/25 § ∞	58,494,754	57,763,569
Term B 6.674% (USD LIBOR + 3.000%) due 09/19/24 § ∞	18,985,945	18,570,628
AthenaHealth Group Inc Term B 6.576% (SOFR + 3.500%) due 02/15/29 § f	42,409,149	38,104,620
Azalea Topco Inc Term B 6.884% (SOFR + 3.750%) due 07/25/26 ± §	10,447,500	9,546,403
Central Parent Inc 6.610% (SOFR + 4.500%) due 07/06/29 §	33,117,797	31,963,840
Epicor Software Corp
(2nd Lien) 10.865% (USD LIBOR + 7.750%) due 07/31/28 § ∞	83,609,592	81,895,595
Term C 6.365% (USD LIBOR + 3.250%) due 07/31/27 § ∞	12,948,674	12,144,781
Finastra USA Inc Term B 6.871% (USD LIBOR + 3.500%) due 06/13/24 § ∞	67,035,316	58,895,285
Mitnick Corporate Purchaser Inc 7.393% (SOFR + 4.850%) due 05/02/29 §	1,696,003	1,616,856
MRI Software LLC 9.174% (USD LIBOR + 5.500%) due 02/10/26 §	14,961,723	14,531,573
Peraton Corp
(2nd Lien) 10.568% (USD LIBOR + 7.750%) due 02/01/29 §	23,060,188	21,936,119
Term B 6.865% (USD LIBOR + 3.750%) due 02/01/28 §	34,972,068	33,236,579
Polaris Newco LLC Term B 7.674% (USD LIBOR + 4.000%) due 06/04/28 § ∞	74,747,124	69,169,120
Project Ruby Ultimate Parent Corp Term B 6.365% (USD LIBOR + 3.250%) due 03/10/28 §	19,084,987	17,880,247
RealPage Inc (2nd Lien) 9.615% (USD LIBOR + 6.500%) due 04/22/29 §	80,598,525	78,180,570
Sophia LP
(2nd Lien) 11.674% (USD LIBOR + 8.000%) due 10/07/28 §	27,912,930	27,843,148
Term B 7.174% (USD LIBOR + 3.500%) due 10/07/27 §	5,693,073	5,486,699

	Principal Amount	Value
Sovos Compliance LLC Term B 7.615% (USD LIBOR + 4.500%) due 08/12/28 § ∞	$64,335,829	$61,601,556
UKG Inc 5.535% (USD LIBOR + 3.250%) due 05/03/26 §	39,607,846	37,565,587
6.865% (USD LIBOR + 3.750%) due 05/03/26 § ∞	47,713,357	45,576,181
(2nd Lien) 7.535% (USD LIBOR + 5.250%) due 05/03/27 §	22,115,000	21,009,250

		744,518,206

Utilities - 0.5%

PG&E Corp Term B 6.125% (USD LIBOR + 3.000%) due 06/23/25 §	19,981,750	19,182,480

Total Senior Loan Notes (Cost $3,822,547,091)		3,593,116,618

	Shares
SHORT-TERM INVESTMENT - 6.9%

Money Market Fund - 6.9%

BlackRock Liquidity Funds T-Fund Portfolio
‘Institutional’ 2.790%	291,828,735	291,828,735

Total Short-Term Investment (Cost $291,828,735)		291,828,735

TOTAL INVESTMENTS - 99.8% (Cost $4,506,447,117)		4,241,005,524

OTHER ASSETS & LIABILITIES, NET - 0.2%		8,165,103

NET ASSETS - 100.0%		$4,249,170,627

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	21.6%
Technology	17.5%
Industrial	16.6%
Consumer, Cyclical	13.2%
Financial	11.0%
Communications	7.4%
Short-Term Investment	6.9%
Others (each less than 3.0%)	5.6%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Fund	$47,278,207	$47,278,207	$—	$—
	Corporate Bonds & Notes	308,781,964	—	308,781,964	—
	Senior Loan Notes	3,593,116,618	—	3,075,014,461	518,102,157
	Short-Term Investment	291,828,735	291,828,735	—	—

	Total	$4,241,005,524	$339,106,942	$3,383,796,425	$518,102,157

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the six month period ended September 30, 2022:

Senior Loan Notes
Value, Beginning of Period	$220,993,061
Purchases	112,160,015
Sales (Includes Paydowns)	(16,466,987)
Accrued Discounts (Premiums)	25,398
Net Realized Gains (Losses)	2,859
Change in Net Unrealized Appreciation (Depreciation)	(12,382,516)
Transfers In	246,811,994
Transfers Out	(33,041,667)

Value, End of Period	$518,102,157

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($11,187,605)

The table below shows transfers to/from Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$246,811,994	2	3	Vendor Price (Observable inputs)	Unobservable Single Broker Quote
33,041,667	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

Additional information about Level 3 fair value measurements as of September 30, 2022 was as follows:

	Value at 09/30/22	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Senior Loan Notes	$19,700,000	IPO Purchase Price	N/A	98.50	N/A

All other significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $498,402,157 were provided by a single broker quote.

Significant changes to a single broker quote or the IPO purchase price would have direct and proportional changes to the fair value of the security.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Industrial - 0.0%

TNT Crane & Rigging Inc	709	$7,888

Total Common Stocks (Cost $264,098)		7,888

EXCHANGE-TRADED FUNDS - 1.8%

iShares iBoxx High Yield Corporate Bond	12,830	915,934
SPDR Bloomberg High Yield Bond	10,405	914,079

Total Exchange-Traded Funds (Cost $1,998,524)		1,830,013

	Principal Amount
CORPORATE BONDS & NOTES - 87.3%

Basic Materials - 3.9%

Hecla Mining Co 7.250% due 02/15/28	$1,000,000	929,685
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	600,000	500,376
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	80,000	82,116
Novelis Corp
3.875% due 08/15/31 ~	315,000	235,636
4.750% due 01/30/30 ~	550,000	452,391
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	700,000	644,875
SPCM SA (France) 3.375% due 03/15/30 ~	550,000	430,554
TMS International Corp 6.250% due 04/15/29 ~	825,000	587,235

		3,862,868

Communications - 12.0%

CCO Holdings LLC
4.250% due 02/01/31 ~	340,000	261,372
4.750% due 03/01/30 ~	2,075,000	1,688,448
5.000% due 02/01/28 ~	100,000	86,397
5.375% due 06/01/29 ~	300,000	263,250
6.375% due 09/01/29 ~	275,000	252,983
Ciena Corp 4.000% due 01/31/30 ~	685,000	572,924
Clear Channel Outdoor Holdings Inc 5.125% due 08/15/27 ~	875,000	740,580
CommScope Inc 8.250% due 03/01/27 ~	635,000	525,609
CommScope Technologies LLC 6.000% due 06/15/25 ~	404,000	359,532
CSC Holdings LLC 3.375% due 02/15/31 ~	200,000	141,317
4.625% due 12/01/30 ~	200,000	136,365
6.500% due 02/01/29 ~	1,425,000	1,260,790
Frontier Communications Holdings Corp 5.000% due 05/01/28 ~	425,000	365,445
5.875% due 10/15/27 ~	125,000	112,314
GoTo Group Inc 5.500% due 09/01/27 ~	250,000	153,872
Lamar Media Corp
3.625% due 01/15/31	220,000	173,344
3.750% due 02/15/28	485,000	424,326
4.000% due 02/15/30	25,000	21,000
Level 3 Financing Inc
3.625% due 01/15/29 ~	195,000	144,690

	Principal Amount	Value
3.750% due 07/15/29 ~	$75,000	$55,110
4.625% due 09/15/27 ~	715,000	593,479
Lumen Technologies Inc
4.000% due 02/15/27 ~	425,000	357,839
4.500% due 01/15/29 ~	150,000	105,610
Outfront Media Capital LLC
4.250% due 01/15/29 ~	215,000	169,171
4.625% due 03/15/30 ~	50,000	39,025
5.000% due 08/15/27 ~	825,000	721,706
Sprint Capital Corp 8.750% due 03/15/32	675,000	783,759
T-Mobile USA Inc
2.625% due 02/15/29	50,000	41,384
2.875% due 02/15/31	25,000	20,180
3.375% due 04/15/29	275,000	238,012
3.500% due 04/15/31	225,000	189,432
Twitter Inc 5.000% due 03/01/30 ~	275,000	264,111
Uber Technologies Inc
4.500% due 08/15/29 ~	560,000	471,800
7.500% due 05/15/25 ~	125,000	124,871

		11,860,047

Consumer, Cyclical - 18.9%

Affinity Gaming 6.875% due 12/15/27 ~	510,000	416,739
American Airlines Inc 5.750% due 04/20/29 ~	705,000	616,364
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	85,280	81,332
Aramark Services Inc 5.000% due 02/01/28 ~	215,000	191,952
Boyd Gaming Corp 4.750% due 06/15/31 ~	1,712,000	1,388,911
Caesars Entertainment Inc 8.125% due 07/01/27 ~	1,075,000	1,029,216
CDI Escrow Issuer Inc 5.750% due 04/01/30 ~	625,000	546,819
Cedar Fair LP
5.250% due 07/15/29	1,065,000	915,879
5.375% due 04/15/27	500,000	465,125
Clarios Global LP
6.250% due 05/15/26 ~	530,000	506,860
8.500% due 05/15/27 ~	250,000	239,200
Dornoch Debt Merger Sub Inc 6.625% due 10/15/29 ~	355,000	256,418
Empire Resorts Inc 7.750% due 11/01/26 ~	200,000	168,412
Fertitta Entertainment LLC
4.625% due 01/15/29 ~	485,000	402,114
6.750% due 01/15/30 ~	290,000	220,945
Ford Motor Co
3.250% due 02/12/32	1,625,000	1,173,339
4.750% due 01/15/43	635,000	422,304
6.100% due 08/19/32	170,000	150,161
Ford Motor Credit Co LLC 4.950% due 05/28/27	200,000	178,986
Foundation Building Materials Inc 6.000% due 03/01/29 ~	125,000	91,472
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	420,000	321,203
5.000% due 06/01/29 ~	300,000	242,572
Jacobs Entertainment Inc 6.750% due 02/15/29 ~	465,000	398,469
LBM Acquisition LLC 6.250% due 01/15/29 ~	750,000	509,730
LGI Homes Inc 4.000% due 07/15/29 ~	650,000	482,508
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	770,000	531,878

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Marriott Ownership Resorts Inc 4.750% due 01/15/28	$675,000	$565,965
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	525,000	433,282
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	465,000	383,153
3.875% due 01/15/28 ~	100,000	87,190
4.000% due 10/15/30 ~	290,000	229,065
4.375% due 01/15/28 ~	510,000	442,606
NMG Holding Co Inc 7.125% due 04/01/26 ~	625,000	575,198
PetSmart Inc 7.750% due 02/15/29 ~	700,000	626,878
Royal Caribbean Cruises Ltd
due 01/15/29 # ~	325,000	316,885
11.625% due 08/15/27 ~	100,000	91,187
SeaWorld Parks & Entertainment Inc 5.250% due 08/15/29 ~	550,000	457,985
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	915,000	805,200
SRS Distribution Inc
4.625% due 07/01/28 ~	445,000	382,785
6.000% due 12/01/29 ~	145,000	115,876
6.125% due 07/01/29 ~	75,000	60,381
STL Holding Co LLC 7.500% due 02/15/26 ~	550,000	468,748
The Michaels Cos Inc 7.875% due 05/01/29 ~	550,000	318,370
Viking Cruises Ltd 6.250% due 05/15/25 ~	440,000	382,527
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	50,000	38,972

		18,731,161

Consumer, Non-Cyclical - 16.2%

Ahern Rentals Inc 7.375% due 05/15/23 ~	1,591,000	1,079,729
Albertsons Cos Inc
3.500% due 03/15/29 ~	50,000	40,408
5.875% due 02/15/28 ~	1,450,000	1,340,641
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	1,700,000	1,399,654
APi Group DE Inc 4.750% due 10/15/29 ~	525,000	435,664
Avantor Funding Inc
3.875% due 11/01/29 ~	50,000	40,708
4.625% due 07/15/28 ~	525,000	468,379
Bausch Health Cos Inc
4.875% due 06/01/28 ~	240,000	155,131
6.125% due 02/01/27 ~	75,000	52,110
11.000% due 09/30/28 ~	336,506	272,570
14.000% due 10/15/30 ~	66,670	36,669
BC Ltd (Canada) 9.000% due 01/30/28 ~	189,698	189,224
Central Garden & Pet Co 4.125% due 04/30/31 ~	590,000	465,112
Charles River Laboratories International Inc
3.750% due 03/15/29 ~	100,000	83,314
4.000% due 03/15/31 ~	100,000	80,770
4.250% due 05/01/28 ~	675,000	589,231
Community Health Systems Inc
4.750% due 02/15/31 ~	180,000	121,292
5.625% due 03/15/27 ~	75,000	57,842
6.125% due 04/01/30 ~	375,000	177,656
CoreLogic Inc 4.500% due 05/01/28 ~	650,000	442,949
DaVita Inc 3.750% due 02/15/31 ~	720,000	514,688
Garda World Security Corp (Canada)
6.000% due 06/01/29 ~	100,000	73,514

	Principal Amount	Value
9.500% due 11/01/27 ~	$497,000	$436,620
Lamb Weston Holdings Inc
4.125% due 01/31/30 ~	125,000	105,989
4.375% due 01/31/32 ~	425,000	351,923
LifePoint Health Inc 5.375% due 01/15/29 ~	100,000	69,914
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	125,000	103,360
5.750% due 11/01/28 ~	625,000	470,631
Option Care Health Inc 4.375% due 10/31/29 ~	550,000	465,790
PECF USS Intermediate Holding III Corp 8.000% due 11/15/29 ~	390,000	285,975
Performance Food Group Inc 4.250% due 08/01/29 ~	550,000	459,014
Pilgrim’s Pride Corp
4.250% due 04/15/31 ~	275,000	220,078
5.875% due 09/30/27 ~	475,000	463,006
Post Holdings Inc 4.625% due 04/15/30 ~	750,000	617,629
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	450,000	403,394
Select Medical Corp 6.250% due 08/15/26 ~	810,000	763,142
Tenet Healthcare Corp
4.250% due 06/01/29 ~	300,000	248,834
4.375% due 01/15/30 ~	190,000	159,003
4.625% due 06/15/28 ~	75,000	65,633
4.875% due 01/01/26 ~	155,000	144,242
6.125% due 10/01/28 ~	195,000	171,152
6.250% due 02/01/27 ~	930,000	870,001
The Hertz Corp 5.000% due 12/01/29 ~	560,000	417,329
US Foods Inc 4.625% due 06/01/30 ~	725,000	601,591

		16,011,505

Energy - 11.6%

Antero Midstream Partners LP 5.375% due 06/15/29 ~	835,000	738,917
Archrock Partners LP
6.250% due 04/01/28 ~	100,000	88,104
6.875% due 04/01/27 ~	395,000	354,471
Buckeye Partners LP
4.125% due 03/01/25 ~	25,000	22,916
4.500% due 03/01/28 ~	440,000	375,025
Callon Petroleum Co 7.500% due 06/15/30 ~	125,000	109,681
Cheniere Energy Partners LP
3.250% due 01/31/32	535,000	411,886
4.000% due 03/01/31	375,000	315,184
Chesapeake Energy Corp 6.750% due 04/15/29 ~	485,000	465,952
CQP Holdco LP 5.500% due 06/15/31 ~	700,000	593,495
Endeavor Energy Resources LP 5.750% due 01/30/28 ~	825,000	786,518
EnLink Midstream LLC 6.500% due 09/01/30 ~	550,000	538,362
EQM Midstream Partners LP
4.750% due 01/15/31 ~	415,000	330,381
5.500% due 07/15/28	150,000	128,529
6.000% due 07/01/25 ~	28,000	25,926
6.500% due 07/01/27 ~	210,000	194,364
Genesis Energy LP
7.750% due 02/01/28	600,000	522,714
8.000% due 01/15/27	125,000	109,840
ITT Holdings LLC 6.500% due 08/01/29 ~	435,000	338,452
MPLX LP 6.875% due 02/15/23	550,000	543,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
New Fortress Energy Inc 6.500% due 09/30/26 ~	$425,000	$393,308
Occidental Petroleum Corp
6.125% due 01/01/31	490,000	483,841
6.625% due 09/01/30	250,000	254,349
8.500% due 07/15/27	125,000	134,058
8.875% due 07/15/30	675,000	753,010
Range Resources Corp 8.250% due 01/15/29	300,000	305,887
Tallgrass Energy Partners LP
6.000% due 12/31/30 ~	550,000	468,936
6.000% due 09/01/31 ~	250,000	211,849
Targa Resources Partners LP 4.000% due 01/15/32	425,000	351,360
6.500% due 07/15/27	50,000	49,531
USA Compression Partners LP 6.875% due 09/01/27	650,000	591,792
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	125,000	107,477
3.875% due 11/01/33 ~	400,000	311,774
4.125% due 08/15/31 ~	125,000	103,952

		11,514,966

Financial - 4.4%

Iron Mountain Inc REIT
4.500% due 02/15/31 ~	75,000	58,118
4.875% due 09/15/29 ~	755,000	621,335
5.000% due 07/15/28 ~	75,000	64,653
5.250% due 03/15/28 ~	100,000	87,857
Iron Mountain Information Management Services Inc REIT 5.000% due 07/15/32 ~	125,000	96,936
OneMain Finance Corp
3.875% due 09/15/28	365,000	269,417
4.000% due 09/15/30	150,000	105,497
5.375% due 11/15/29	225,000	174,741
7.125% due 03/15/26	950,000	857,809
Park Intermediate Holdings LLC REIT 4.875% due 05/15/29 ~	720,000	584,323
The Howard Hughes Corp 5.375% due 08/01/28 ~	1,015,000	843,825
VICI Properties LP REIT
4.250% due 12/01/26 ~	200,000	180,780
4.625% due 12/01/29 ~	500,000	434,875

		4,380,166

Industrial - 16.1%

ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	497,686	341,776
BWX Technologies Inc 4.125% due 04/15/29 ~	725,000	628,618
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	590,000	509,152
Clydesdale Acquisition Holdings Inc
6.625% due 04/15/29 ~	225,000	205,202
8.750% due 04/15/30 ~	225,000	186,578
First Student Bidco Inc 4.000% due 07/31/29 ~	950,000	771,667
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	190,000	160,550
4.000% due 08/01/28 ~	75,000	62,662
4.375% due 08/15/29 ~	170,000	142,066
4.750% due 06/15/29 ~	75,000	63,296
5.125% due 12/15/26 ~	190,000	177,175
Granite US Holdings Corp 11.000% due 10/01/27 ~	675,000	637,566
Hillenbrand Inc 3.750% due 03/01/31	560,000	433,745

	Principal Amount	Value
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	$150,000	$141,467
LABL Inc
5.875% due 11/01/28 ~	315,000	255,709
6.750% due 07/15/26 ~	125,000	113,534
8.250% due 11/01/29 ~	170,000	123,886
Madison IAQ LLC
4.125% due 06/30/28 ~	190,000	152,889
5.875% due 06/30/29 ~	625,000	436,425
Mauser Packaging Solutions Holding Co 7.250% due 04/15/25 ~	1,015,000	894,301
OT Merger Corp 7.875% due 10/15/29 ~	590,000	401,879
Owens-Brockway Glass Container Inc 5.375% due 01/15/25 ~	500,000	461,790
Pentair Finance Sarl 5.900% due 07/15/32	850,000	804,661
Sensata Technologies BV
4.000% due 04/15/29 ~	150,000	124,454
5.875% due 09/01/30 ~	100,000	93,780
Sensata Technologies Inc
3.750% due 02/15/31 ~	75,000	59,236
4.375% due 02/15/30 ~	1,375,000	1,151,769
SPX FLOW Inc 8.750% due 04/01/30 ~	575,000	448,236
Standard Industries Inc
3.375% due 01/15/31 ~	75,000	52,905
4.375% due 07/15/30 ~	145,000	111,274
4.750% due 01/15/28 ~	1,375,000	1,164,976
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	1,010,000	799,507
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	625,000	524,691
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	325,000	277,097
TransDigm Inc
4.875% due 05/01/29	490,000	396,900
6.250% due 03/15/26 ~	340,000	330,375
TransDigm UK Holdings PLC 6.875% due 05/15/26	1,300,000	1,234,067
TriMas Corp 4.125% due 04/15/29 ~	560,000	473,908
Vertiv Group Corp 4.125% due 11/15/28 ~	710,000	572,626

		15,922,395

Technology - 2.7%

Entegris Escrow Corp
4.750% due 04/15/29 ~	470,000	415,045
5.950% due 06/15/30 ~	275,000	251,609
Entegris Inc
3.625% due 05/01/29 ~	150,000	118,965
4.375% due 04/15/28 ~	440,000	373,705
MSCI Inc 3.250% due 08/15/33 ~	675,000	522,322
Open Text Corp (Canada) 3.875% due 12/01/29 ~	170,000	131,194
Open Text Holdings Inc (Canada) 4.125% due 12/01/31 ~	335,000	254,908
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	315,000	208,694
Twilio Inc
3.625% due 03/15/29	120,000	97,076
3.875% due 03/15/31	390,000	306,958

		2,680,476

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Utilities - 1.5%

Calpine Corp 5.125% due 03/15/28 ~	$590,000	$507,955
NRG Energy Inc
3.625% due 02/15/31 ~	170,000	132,966
5.250% due 06/15/29 ~	250,000	219,257
Vistra Operations Co LLC
4.375% due 05/01/29 ~	75,000	62,549
5.000% due 07/31/27 ~	325,000	294,283
5.500% due 09/01/26 ~	170,000	157,904
5.625% due 02/15/27 ~	100,000	93,828

		1,468,742

Total Corporate Bonds & Notes (Cost $103,044,874)		86,432,326

SENIOR LOAN NOTES - 1.4%

Consumer, Cyclical - 0.5%

MIC Glen LLC (2nd Lien) 9.865% (USD LIBOR + 6.750%) due 07/21/29 §	250,000	239,375
Tacala Investment Corp Term B (2nd Lien) 10.615% (USD LIBOR + 7.500%) due 02/05/28 ± §	250,000	230,000

		469,375

Industrial - 0.9%

Dynasty Acquisition Co Inc 6.615% (USD LIBOR + 3.500%) due 04/08/26 §	630,839	583,526
Standard Aero Ltd 6.615% (USD LIBOR + 3.500%) due 04/08/26 §	339,161	313,724

		897,250

Total Senior Loan Notes (Cost $1,468,417)		1,366,625

ASSET-BACKED SECURITIES - 6.2%

Benefit Street Partners CLO Ltd (Cayman)
8.660% (USD LIBOR + 5.950%) due 04/20/31 ~ §	250,000	208,856
9.440% (USD LIBOR + 6.700%) due 01/17/32 ~ §	250,000	215,767
CarVal CLO III Ltd (Cayman) 9.150% (USD LIBOR + 6.440%) due 07/20/32 ~ §	525,000	457,739
CIFC Funding Ltd (Cayman) 10.140% (USD LIBOR + 7.400%) due 01/16/33 ~ §	550,000	485,536
Dryden CLO Fund (Cayman) 9.712% (USD LIBOR + 7.200%) due 04/15/31 ~ §	250,000	186,318
Fillmore Park CLO Ltd (Cayman) 7.912% (USD LIBOR + 5.400%) due 07/15/30 ~ §	250,000	209,115
Magnetite XXII Ltd (Cayman) 8.862% (USD LIBOR + 6.350%) due 04/15/31 ~ §	500,000	441,781
Magnetite XXIX Ltd (Cayman) 8.262% (USD LIBOR + 5.750%) due 01/15/34 ~ §	1,050,000	920,926
Magnetite XXXI Ltd (Cayman) 8.512% (USD LIBOR + 6.000%) due 07/15/34 ~ §	500,000	427,439

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO Ltd (Cayman)
8.838% (USD LIBOR + 6.100%)
due 01/20/32 ~ §	$850,000	$755,050
8.910% (USD LIBOR + 6.200%)
due 01/20/31 ~ §	750,000	628,125
9.210% (USD LIBOR + 6.500%)
due 04/20/31 ~ §	500,000	435,235
OHA Credit Partners VII Ltd (Cayman) 9.234% (USD LIBOR + 6.250%) due 02/20/34 ~ §	250,000	212,831
Rad CLO 2 Ltd (Cayman)
8.512% (USD LIBOR + 6.000%)
due 10/15/31 ~ §	400,000	336,526
9.962% (USD LIBOR + 7.450%)
due 10/15/31 ~ §	250,000	190,196

Total Asset-Backed Securities (Cost $7,042,860)		6,111,440

	Shares
SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	2,105,028	2,105,028

Total Short-Term Investment (Cost $2,105,028)		2,105,028

TOTAL INVESTMENTS - 98.8% (Cost $115,923,801)		97,853,320

OTHER ASSETS & LIABILITIES, NET - 1.2%		1,160,255

NET ASSETS - 100.0%		$99,013,575

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	19.4%
Industrial	17.0%
Consumer, Non-Cyclical	16.2%
Communications	12.0%
Energy	11.6%
Asset-Backed Securities	6.2%
Financial	4.4%
Basic Materials	3.9%
Others (each less than 3.0%)	8.1%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$7,888	$—	$7,888	$—
	Exchange-Traded Funds	1,830,013	1,830,013	—	—
	Corporate Bonds & Notes	86,432,326	—	86,432,326	—
	Senior Loan Notes	1,366,625	—	1,136,625	230,000
	Asset-Backed Securities	6,111,440	—	6,111,440	—
	Short-Term Investment	2,105,028	2,105,028	—	—

	Total Assets	97,853,320	3,935,041	93,688,279	230,000

Liabilities	Due to Custodian	(3,555)	—	(3,555)	—

	Total Liabilities	(3,555)	—	(3,555)	—

	Total	$97,849,765	$3,935,041	$93,684,724	$230,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Basic Materials - 3.5%

AdvanSix Inc	29,879	$959,116
Alcoa Corp	12,531	421,794
Arconic Corp *	63,053	1,074,423
Avient Corp	8,957	271,397
Celanese Corp	12,639	1,141,807

		3,868,537

Communications - 2.5%

Calix Inc *	22,723	1,389,284
Revolve Group Inc *	19,359	419,897
Ziff Davis Inc *	14,442	988,988

		2,798,169

Consumer, Cyclical - 11.5%

American Eagle Outfitters Inc	66,399	646,062
BJ’s Wholesale Club Holdings Inc *	21,939	1,597,379
Bloomin’ Brands Inc	56,080	1,027,946
Darden Restaurants Inc	8,918	1,126,522
Deckers Outdoor Corp *	4,499	1,406,432
Hilton Grand Vacations Inc *	27,094	891,122
KB Home	29,392	761,841
Kohl’s Corp	35,477	892,246
Lithia Motors Inc	5,686	1,219,931
Petco Health & Wellness Co Inc *	59,282	661,587
RH *	2,490	612,714
SeaWorld Entertainment Inc *	24,423	1,111,491
Steven Madden Ltd	27,601	736,119

		12,691,392

Consumer, Non-Cyclical - 21.6%

AdaptHealth Corp *	55,730	1,046,609
Amicus Therapeutics Inc *	83,663	873,442
Avantor Inc *	39,691	777,944
CareDx Inc *	32,348	550,563
Charles River Laboratories International Inc *	4,975	979,080
Deluxe Corp	2,623	43,673
Exact Sciences Corp *	14,103	458,206
FTI Consulting Inc *	5,479	907,925
Horizon Therapeutics PLC *	31,763	1,965,812
Iovance Biotherapeutics Inc *	56,573	541,969
Jazz Pharmaceuticals PLC *	12,371	1,648,931
Merit Medical Systems Inc *	20,875	1,179,646
Neurocrine Biosciences Inc *	13,707	1,455,820
NuVasive Inc *	20,207	885,269
Performance Food Group Co *	30,961	1,329,775
Prestige Consumer Healthcare Inc *	29,666	1,478,257
Progyny Inc *	23,668	877,136
Quanta Services Inc	22,242	2,833,408
Revance Therapeutics Inc *	13,920	375,840
Spectrum Brands Holdings Inc	24,972	974,657
Syneos Health Inc *	15,858	747,705
Textainer Group Holdings Ltd (China)	48,260	1,296,264
Ultragenyx Pharmaceutical Inc *	12,841	531,746

		23,759,677

Energy - 6.4%

Civitas Resources Inc	30,311	1,739,548
Diamondback Energy Inc	11,625	1,400,347
HF Sinclair Corp	20,573	1,107,650
Magnolia Oil & Gas Corp ‘A’	42,492	841,767
Pioneer Natural Resources Co	6,035	1,306,759
Sunnova Energy International Inc *	27,169	599,892

		6,995,963

	Shares	Value

Financial - 22.7%

Agree Realty Corp REIT	23,397	$1,581,169
Brixmor Property Group Inc REIT	101,574	1,876,072
Cadence Bank	78,997	2,007,314
Everest Re Group Ltd	6,198	1,626,603
First Industrial Realty Trust Inc REIT	34,094	1,527,752
Hancock Whitney Corp	49,770	2,279,964
Host Hotels & Resorts Inc REIT	88,148	1,399,790
James River Group Holdings Ltd	55,984	1,276,995
Lamar Advertising Co ‘A’ REIT	16,429	1,355,228
Mid-America Apartment Communities Inc REIT	11,140	1,727,480
Pinnacle Financial Partners Inc	24,996	2,027,176
Radian Group Inc	50,907	981,996
Stifel Financial Corp	26,685	1,385,218
Western Alliance Bancorp	26,712	1,756,047
Wintrust Financial Corp	26,840	2,188,802

		24,997,606

Industrial - 12.9%

Atkore Inc *	18,605	1,447,655
Coherent Corp *	23,493	818,731
EnPro Industries Inc	12,754	1,083,835
Evoqua Water Technologies Corp *	42,002	1,389,006
Generac Holdings Inc *	6,320	1,125,845
Graphic Packaging Holding Co	76,470	1,509,518
Great Lakes Dredge & Dock Corp *	92,935	704,447
Hillenbrand Inc	43,736	1,605,986
Jacobs Solutions Inc	11,844	1,284,956
Knight-Swift Transportation Holdings Inc	19,523	955,260
Littelfuse Inc	5,112	1,015,703
The Timken Co	21,666	1,279,161

		14,220,103

Technology - 12.6%

Amdocs Ltd	14,141	1,123,502
Box Inc ‘A’ *	62,222	1,517,595
CommVault Systems Inc *	17,039	903,748
DigitalOcean Holdings Inc *	14,068	508,839
Elastic NV *	14,178	1,017,130
KnowBe4 Inc ‘A’ *	61,822	1,286,516
Marvell Technology Inc	19,565	839,534
ON Semiconductor Corp *	25,811	1,608,800
Onto Innovation Inc *	15,438	988,804
SentinelOne Inc ‘A’ *	27,741	709,060
Silicon Laboratories Inc *	10,734	1,325,005
Sprout Social Inc ‘A’ *	16,970	1,029,740
ZoomInfo Technologies Inc ‘A’ *	24,216	1,008,838

		13,867,111

Utilities - 4.2%

NiSource Inc	62,440	1,572,864
Portland General Electric Co	40,459	1,758,348
The AES Corp	59,365	1,341,649

		4,672,861

Total Common Stocks (Cost $97,800,106)		107,871,419

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	2,757,296	$2,757,296

Total Short-Term Investment (Cost $2,757,296)		2,757,296

TOTAL INVESTMENTS - 100.4% (Cost $100,557,402)		110,628,715

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(475,974)

NET ASSETS - 100.0%		$110,152,741

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	22.7%
Consumer, Non-Cyclical	21.6%
Industrial	12.9%
Technology	12.6%
Consumer, Cyclical	11.5%
Energy	6.4%
Utilities	4.2%
Basic Materials	3.5%
Others (each less than 3.0%)	5.0%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$107,871,419	$107,871,419	$—	$—
	Short-Term Investment	2,757,296	2,757,296	—	—

	Total	$110,628,715	$110,628,715	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Basic Materials - 3.4%

AdvanSix Inc	4,464	$143,294
Arconic Corp *	5,696	97,060
Avient Corp	3,059	92,688
Kaiser Aluminum Corp	1,596	97,915

		430,957

Communications - 4.0%

Calix Inc *	2,824	172,659
Revolve Group Inc *	2,782	60,342
Viavi Solutions Inc *	9,326	121,704
Ziff Davis Inc *	2,267	155,244

		509,949

Consumer, Cyclical - 12.2%

American Eagle Outfitters Inc	8,173	79,523
Bally’s Corp *	4,130	81,609
BJ’s Restaurants Inc *	3,545	84,548
BJ’s Wholesale Club Holdings Inc *	2,234	162,658
Bloomin’ Brands Inc	6,824	125,084
Dave & Buster’s Entertainment Inc *	4,204	130,450
Deckers Outdoor Corp *	344	107,538
Hilton Grand Vacations Inc *	3,830	125,969
KB Home	4,162	107,879
Kohl’s Corp	3,113	78,292
Lithia Motors Inc	450	96,547
Petco Health & Wellness Co Inc *	10,074	112,426
SeaWorld Entertainment Inc *	3,251	147,953
Steven Madden Ltd	4,599	122,655

		1,563,131

Consumer, Non-Cyclical - 27.2%

Acadia Healthcare Co Inc *	1,570	122,743
AdaptHealth Corp *	8,917	167,461
Addus HomeCare Corp *	1,751	166,765
Alphatec Holdings Inc *	12,618	110,281
Amicus Therapeutics Inc *	10,203	106,519
AtriCure Inc *	2,771	108,346
Avid Bioservices Inc *	6,658	127,301
CareDx Inc *	4,289	72,999
Deluxe Corp	3,482	57,975
elf Beauty Inc *	4,564	171,698
FTI Consulting Inc *	500	82,855
Halozyme Therapeutics Inc *	4,669	184,612
Harmony Biosciences Holdings Inc *	5,162	228,625
Herc Holdings Inc	1,355	140,757
I3 Verticals Inc ‘A’ *	5,835	116,875
Iovance Biotherapeutics Inc *	6,020	57,672
LivaNova PLC *	1,599	81,181
Medpace Holdings Inc *	1,033	162,357
NuVasive Inc *	2,573	112,723
Performance Food Group Co *	3,100	133,145
Phathom Pharmaceuticals Inc *	6,731	74,580
Prestige Consumer Healthcare Inc *	3,280	163,443
Progyny Inc *	3,483	129,080
Protagonist Therapeutics Inc *	4,220	35,575
Revance Therapeutics Inc *	4,113	111,051
SP Plus Corp *	4,062	127,222
Spectrum Brands Holdings Inc	2,803	109,401
Textainer Group Holdings Ltd (China)	5,008	134,515
Ultragenyx Pharmaceutical Inc *	1,974	81,743

		3,479,500

	Shares	Value

Energy - 5.9%

Brigham Minerals Inc ‘A’	5,744	$141,704
Civitas Resources Inc	2,921	167,636
Earthstone Energy Inc ‘A’ *	8,334	102,675
Infrastructure and Energy Alternatives Inc *	4,302	58,249
Magnolia Oil & Gas Corp ‘A’	7,657	151,685
Oceaneering International Inc *	7,437	59,199
Sunnova Energy International Inc *	3,187	70,369

		751,517

Financial - 23.0%

Agree Realty Corp REIT	2,626	177,465
Blucora Inc *	6,843	132,344
Cadence Bank	7,239	183,943
DiamondRock Hospitality Co REIT	20,145	151,289
Enterprise Financial Services Corp	4,150	182,766
First Industrial Realty Trust Inc REIT	2,605	116,730
Hancock Whitney Corp	4,951	226,805
Home BancShares Inc	9,347	210,401
James River Group Holdings Ltd	6,493	148,105
NexPoint Residential Trust Inc REIT	3,186	147,225
Origin Bancorp Inc	2,323	89,366
Pinnacle Financial Partners Inc	1,553	125,948
Plymouth Industrial Inc REIT	6,871	115,501
Radian Group Inc	6,932	133,718
Seacoast Banking Corp of Florida	4,903	148,218
SITE Centers Corp REIT	14,414	154,374
Stifel Financial Corp	2,579	133,876
United Community Banks Inc	5,928	196,217
Veritex Holdings Inc	5,918	157,360

		2,931,651

Industrial - 10.0%

Atkore Inc *	2,390	185,966
Coherent Corp *	2,825	98,451
EnPro Industries Inc	1,857	157,808
Evoqua Water Technologies Corp *	4,267	141,110
Great Lakes Dredge & Dock Corp *	14,276	108,212
Hillenbrand Inc	5,755	211,324
Masonite International Corp *	1,225	87,330
MYR Group Inc *	1,761	149,209
Saia Inc *	713	135,470

		1,274,880

Technology - 8.7%

Box Inc ‘A’ *	8,753	213,486
Cohu Inc *	3,217	82,934
CommVault Systems Inc *	2,596	137,692
DigitalOcean Holdings Inc *	2,029	73,389
KnowBe4 Inc ‘A’ *	7,440	154,826
Onto Innovation Inc *	2,133	136,619
Silicon Laboratories Inc *	1,116	137,759
SiTime Corp *	857	67,471
Sprout Social Inc ‘A’ *	1,769	107,343

		1,111,519

Utilities - 2.9%

Portland General Electric Co	4,295	186,661
Unitil Corp	3,980	184,871

		371,532

Total Common Stocks (Cost $12,371,561)		12,424,636

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	305,842	$305,842

Total Short-Term Investment (Cost $305,842)		305,842

TOTAL INVESTMENTS - 99.7% (Cost $12,677,403)		12,730,478

OTHER ASSETS & LIABILITIES, NET - 0.3%		36,245

NET ASSETS - 100.0%		$12,766,723

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	27.2%
Financial	23.0%
Consumer, Cyclical	12.2%
Industrial	10.0%
Technology	8.7%
Energy	5.9%
Communications	4.0%
Basic Materials	3.4%
Others (each less than 3.0%)	5.3%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$12,424,636	$12,424,636	$—	$—
	Short-Term Investment	305,842	305,842	—	—

	Total	$12,730,478	$12,730,478	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Basic Materials - 2.9%

AdvanSix Inc	7,895	$253,429
Arconic Corp *	9,792	166,856
Avient Corp	2,164	65,569

		485,854

Communications - 2.0%

Viavi Solutions Inc *	10,715	139,831
Ziff Davis Inc *	2,848	195,031

		334,862

Consumer, Cyclical - 7.6%

American Eagle Outfitters Inc	13,345	129,847
BJ’s Restaurants Inc *	4,901	116,889
Bloomin’ Brands Inc	8,083	148,161
Dana Inc	9,248	105,705
Dave & Buster’s Entertainment Inc *	3,686	114,377
Hilton Grand Vacations Inc *	4,186	137,677
KB Home	5,325	138,024
Petco Health & Wellness Co Inc *	11,082	123,675
SeaWorld Entertainment Inc *	2,700	122,877
Steven Madden Ltd	5,427	144,738

		1,281,970

Consumer, Non-Cyclical - 20.8%

Acadia Healthcare Co Inc *	2,586	202,174
AdaptHealth Corp *	11,743	220,534
Deluxe Corp	5,229	87,063
FTI Consulting Inc *	747	123,785
Halozyme Therapeutics Inc *	5,879	232,456
Harmony Biosciences Holdings Inc *	5,238	231,991
Herc Holdings Inc	1,734	180,128
Hostess Brands Inc *	16,216	376,860
LivaNova PLC *	1,729	87,781
Merit Medical Systems Inc *	3,722	210,330
Patterson Cos Inc	8,789	211,112
Performance Food Group Co *	3,226	138,557
Prestige Consumer Healthcare Inc *	5,044	251,343
Protagonist Therapeutics Inc *	3,691	31,115
Revance Therapeutics Inc *	3,675	99,225
SeaSpine Holdings Corp *	12,327	70,017
SP Plus Corp *	10,822	338,945
Spectrum Brands Holdings Inc	3,281	128,057
Textainer Group Holdings Ltd (China)	9,726	261,240

		3,482,713

Energy - 5.7%

Brigham Minerals Inc ‘A’	6,075	149,870
Civitas Resources Inc	2,841	163,045
Earthstone Energy Inc ‘A’ *	12,247	150,883
Infrastructure and Energy Alternatives Inc *	9,963	134,899
Magnolia Oil & Gas Corp ‘A’	7,006	138,789
Oceaneering International Inc *	15,558	123,842
Sunnova Energy International Inc *	4,148	91,588

		952,916

Financial - 38.2%

Agree Realty Corp REIT	3,766	254,506
Blucora Inc *	13,152	254,360
Brixmor Property Group Inc REIT	12,827	236,915
Cadence Bank	11,191	284,363
DiamondRock Hospitality Co REIT	31,272	234,853
Enterprise Financial Services Corp	6,181	272,211
First Bancorp	5,068	185,387
First Industrial Realty Trust Inc REIT	4,530	202,989
Hancock Whitney Corp	7,482	342,750
Healthcare Realty Trust Inc REIT	11,133	232,123

	Shares	Value
Home BancShares Inc	11,265	$253,575
Horizon Bancorp Inc	12,665	227,463
James River Group Holdings Ltd	11,250	256,613
NexPoint Residential Trust Inc REIT	3,749	173,241
Old Second Bancorp Inc	12,688	165,578
Origin Bancorp Inc	4,186	161,035
Piedmont Office Realty Trust Inc ‘A’ REIT	12,533	132,348
Pinnacle Financial Partners Inc	2,566	208,103
Plymouth Industrial Inc REIT	9,460	159,023
QCR Holdings Inc	5,400	275,076
Radian Group Inc	8,256	159,258
Seacoast Banking Corp of Florida	7,707	232,983
Selective Insurance Group Inc	4,132	336,345
SITE Centers Corp REIT	20,866	223,475
Stifel Financial Corp	3,582	185,942
United Community Banks Inc	9,895	327,525
Veritex Holdings Inc	8,340	221,761
WSFS Financial Corp	4,511	209,581

		6,409,382

Industrial - 12.2%

Atkore Inc *	2,712	211,021
Coherent Corp *	2,870	100,019
Crane Holdings Co	2,186	191,362
EnPro Industries Inc	2,579	219,163
Great Lakes Dredge & Dock Corp *	26,575	201,439
Hillenbrand Inc	7,511	275,804
Masonite International Corp *	1,809	128,964
MYR Group Inc *	2,514	213,011
The Timken Co	3,414	201,563
UFP Industries Inc	1,686	121,662
UFP Technologies Inc *	2,186	187,646

		2,051,654

Technology - 2.6%

Cohu Inc *	5,092	131,272
EverCommerce Inc *	19,830	216,742
Synaptics Inc *	936	92,673

		440,687

Utilities - 4.9%

Portland General Electric Co	8,625	374,842
Unitil Corp	9,551	443,644

		818,486

Total Common Stocks (Cost $16,376,990)		16,258,524

EXCHANGE-TRADED FUND - 0.8%

iShares Russell 2000 Value	1,096	141,308

Total Exchange-Traded Fund (Cost $139,794)		141,308

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	400,707	400,707

Total Short-Term Investment (Cost $400,707)		400,707

TOTAL INVESTMENTS - 100.1% (Cost $16,917,491)		16,800,539

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(15,801)

NET ASSETS - 100.0%		$16,784,738

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	38.2%
Consumer, Non-Cyclical	20.8%
Industrial	12.2%
Consumer, Cyclical	7.6%
Energy	5.7%
Utilities	4.9%
Others (each less than 3.0%)	10.7%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$16,258,524	$16,258,524	$—	$—
	Exchange-Traded Fund	141,308	141,308	—	—
	Short-Term Investment	400,707	400,707	—	—

	Total	$16,800,539	$16,800,539	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 0.3%

Financial - 0.3%

Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	$100,000	$94,675
Bank of America Corp 5.875% due 03/15/28	10,000	8,587

		103,262

Total Corporate Bonds & Notes (Cost $111,769)		103,262

MORTGAGE-BACKED SECURITIES - 3.4%

Collateralized Mortgage Obligations - Residential - 1.1%

Chevy Chase Funding LLC Mortgage-Backed Certificates 3.444% (USD LIBOR + 0.360%) due 03/25/35 ~ §	54,131	52,179
CHL Mortgage Pass-Through Trust 4.366% due 01/19/34 §	8,217	7,814
Credit Suisse Mortgage Trust 3.234% (USD LIBOR + 0.150%) due 09/29/36 ~ §	95,308	91,944
Fannie Mae REMICS
3.434% (USD LIBOR + 0.350%) due 07/25/37 §	9,126	9,006
3.464% (USD LIBOR + 0.380%) due 07/25/37 §	14,964	14,789
3.524% (USD LIBOR + 0.440%) due 05/25/36 §	7,356	7,295
3.529% (USD LIBOR + 0.445%) due 02/25/37 §	2,150	2,129
Government National Mortgage Association 3.858% (USD LIBOR + 0.150%) due 08/20/68 §	50,508	49,093
GSR Mortgage Loan Trust 3.231% due 09/25/35 §	4,194	4,049
JP Morgan Mortgage Trust 2.826% due 06/25/35 §	3,227	3,215
Merrill Lynch Mortgage Investors Trust 2.784% due 12/25/34 §	17,414	16,669
Towd Point Mortgage Funding PLC (United Kingdom) 2.832% (SONIA + 1.144%) due 10/20/51 ~ §	GBP 113,875	126,733
WaMu Mortgage Pass-Through Certificates Trust 3.824% (USD LIBOR + 0.740%) due 01/25/45 §	$15,924	15,400

		400,315

Fannie Mae - 2.3%

due 10/01/52 #	300,000	285,867
due 11/01/52 #	300,000	261,139
due 11/01/52 #	200,000	185,484
due 11/01/52 #	100,000	95,189

		827,679

Total Mortgage-Backed Securities (Cost $1,270,506)		1,227,994

ASSET-BACKED SECURITIES - 1.8%

Asset Backed Funding Corp Trust 3.684% (USD LIBOR + 0.600%) due 10/25/34 §	13,480	13,453
Freddie Mac Structured Pass-Through Certificates 3.364% (USD LIBOR + 0.280%) due 09/25/31 §	426	424

	Principal Amount	Value
Home Equity Asset Trust 3.939% (USD LIBOR + 0.855%) due 08/25/34 §	$12,349	$11,989
OZLM Ltd (Cayman) 3.870% (USD LIBOR + 1.160%) due 07/20/32 ~ §	100,000	97,016
Saxon Asset Securities Trust 3.394% (USD LIBOR + 0.310%) due 09/25/37 §	12,438	11,895
Shackleton CLO Ltd (Cayman) 3.630% (USD LIBOR + 0.920%) due 10/20/27 ~ §	118,719	117,916
THL Credit Wind River CLO Ltd (Cayman) 3.592% (USD LIBOR + 1.080%) due 04/15/31 ~ §	100,000	97,200
TICP CLO Ltd (Cayman) 3.550% (USD LIBOR + 0.840%) due 04/20/28 ~ §	179,377	177,572
Vibrant CLO VI Ltd (Cayman) 4.477% (USD LIBOR + 0.950%) due 06/20/29 ~ §	130,056	128,827

Total Asset-Backed Securities (Cost $662,203)		656,292

U.S. TREASURY OBLIGATIONS - 89.4%

U.S. Treasury Inflation Protected Securities - 89.4%

0.125% due 07/15/24 ^	1,497,312	1,446,331
0.125% due 10/15/24 ^	1,039,302	999,622
0.125% due 04/15/25 ^	688,212	652,950
0.125% due 10/15/25 ^	799,295	755,279
0.125% due 04/15/26 ^	564,875	527,697
0.125% due 07/15/26 ^	247,204	231,187
0.125% due 10/15/26 ^	1,192,664	1,111,414
0.125% due 01/15/30 ^	1,393,376	1,232,717
0.125% due 07/15/30 ^	924,448	814,528
0.125% due 01/15/31 ^	990,182	865,714
0.125% due 07/15/31 ^	331,626	289,397
0.125% due 01/15/32 ^	1,282,572	1,109,789
0.125% due 02/15/51 ^	227,596	143,201
0.125% due 02/15/52 ^	638,586	404,740
0.250% due 01/15/25 ^	437,808	419,050
0.250% due 07/15/29 ^	579,130	522,538
0.375% due 07/15/25 ^	505,987	483,656
0.375% due 01/15/27 ^	613,260	573,088
0.375% due 07/15/27 ^	2,192,236	2,046,271
0.500% due 04/15/24 ^	2,231,987	2,169,133
0.500% due 01/15/28 ^	2,558,386	2,375,554
0.625% due 04/15/23 ^	491,664	484,314
0.625% due 01/15/24 ^	274,270	267,862
0.625% due 01/15/26 ^	685,790	654,792
0.625% due 07/15/32 ^	407,884	370,424
0.625% due 02/15/43 ^	1,056,701	813,823
0.750% due 07/15/28 ^	4,024,823	3,784,239
0.750% due 02/15/42 ^	131,118	105,601
0.750% due 02/15/45 ^	717,157	554,054
0.875% due 01/15/29 ^	1,818,708	1,711,263
0.875% due 02/15/47 ^	521,628	409,850
1.000% due 02/15/46 ^	1,332,926	1,082,693
1.000% due 02/15/49 ^	47,096	38,428
1.375% due 02/15/44 ^	1,805,175	1,609,199
2.000% due 01/15/26 ^	316,461	315,559
2.125% due 02/15/41 ^	405,873	419,254
3.375% due 04/15/32 ^	98,480	112,356
3.875% due 04/15/29 ^	63,078	70,682

Total U.S. Treasury Obligations (Cost $38,097,881)		31,978,249

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 3.8%

French Republic Government Bond OAT (France)
0.100% due 03/01/26 ^ ~	EUR 111,125	$110,915
0.100% due 07/25/38 ^ ~	109,278	96,925
0.250% due 07/25/24 ^ ~	118,447	119,836
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	112,848	96,489
1.400% due 05/26/25 ^ ~	614,220	601,139
United Kingdom Inflation-Linked Gilt (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP 141,529	161,493
0.125% due 03/22/58 ^ ~	120,710	158,227

Total Foreign Government Bonds & Notes (Cost $1,507,188)		1,345,024

	Shares
SHORT-TERM INVESTMENTS - 3.7%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	135,230	135,230

	Principal Amount
U.S. Treasury Bills - 3.3%

1.249% due 10/06/22	$1,200,000	1,199,755

Total Short-Term Investments (Cost $1,334,870)		1,334,985

Value

TOTAL INVESTMENTS - 102.4% (Cost $42,984,417)	$36,645,806

DERIVATIVES - (0.8%)	(298,830)

OTHER ASSETS & LIABILITIES, NET - (1.6%)	(555,952)

NET ASSETS - 100.0%	$35,791,024

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	89.4%
Foreign Government Bonds & Notes	3.8%
Short-Term Investments	3.7%
Mortgage-Backed Securities	3.4%
Others (each less than 3.0%)	2.1%

	102.4%
Derivatives	(0.8%	)
Other Assets & Liabilities, Net	(1.6%	)

	100.0%

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the six-month period ended September 30, 2022 was $1,963,832 at a weighted average interest rate of 0.633%.

(c)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euribor	03/23	12	$2,948,223	$2,857,826	($90,397)
Euro-Bund	12/22	6	856,707	814,363	(42,344)
Long Gilt	12/22	1	122,676	107,635	(15,041)
U.S. Treasury 5-Year Notes	12/22	14	1,541,181	1,505,109	(36,072)
U.S. Treasury Ultra 10-Year Notes	12/22	9	1,128,880	1,066,360	(62,520)

					(246,374)

Short Futures Outstanding
Australia 3-Year Bonds	12/22	2	137,959	136,325	1,634
Euro-Bobl	12/22	5	601,011	586,805	14,206
Euro-BTP	12/22	6	688,401	658,476	29,925
Euro-Buxl	12/22	1	156,318	143,715	12,603
Euro-OAT	12/22	2	270,864	258,968	11,896
Euro-Schatz	12/22	24	2,542,780	2,520,649	22,131
Japan 10-Year Bonds	12/22	2	2,052,230	2,049,333	2,897
Short Euro-BTP	12/22	5	522,685	516,094	6,591
U.S. Treasury 2-Year Notes	12/22	13	2,713,327	2,670,078	43,249
U.S. Treasury 10-Year Notes	12/22	25	2,904,959	2,801,563	103,396
U.S. Treasury Long Bonds	12/22	6	799,763	758,438	41,325
U.S. Treasury Ultra 30-Year Bonds	12/22	1	150,399	137,000	13,399

					303,252

Total Futures Contracts					$56,878

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of September 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
EUR	43,000	USD	43,091	10/22	JPM	$—	($938)
EUR	48,000	USD	46,097	10/22	JPM	959	—
EUR	36,000	USD	35,267	10/22	MSC	24	—
EUR	1,039,000	USD	996,132	10/22	SGN	22,419	—
GBP	12,000	USD	13,259	10/22	JPM	140	—
NZD	138,000	USD	84,178	10/22	JPM	—	(6,945)
USD	1,109,986	EUR	1,103,000	10/22	SGN	28,694	—
USD	998,154	EUR	1,039,000	11/22	SGN	—	(22,437)
USD	63,630	GBP	57,000	10/22	MSC	—	(19)
USD	335,701	GBP	288,521	10/22	UBS	13,525	—
USD	62,236	GBP	57,000	11/22	JPM	—	(1,450)
USD	26,964	JPY	3,903,000	10/22	MSC	—	(13)
USD	83,277	NZD	136,000	10/22	JPM	7,164	—

Total Forward Foreign Currency Contracts						$72,925	($31,802)

(e)	Purchased options outstanding as of September 30, 2022 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Interest Rate Swap	Pay	1-Day USD-SOFR	1.710%	01/25/23	JPM	$1,300,000	$7,930	$75
Call - 2-Year Interest Rate Swap	Pay	1-Day USD-SOFR	1.428%	01/31/23	MSC	500,000	2,554	18
Call - 2-Year Interest Rate Swap	Pay	1-Day USD-SOFR	1.410%	02/02/23	BRC	500,000	2,500	18
Call - 5-Year Interest Rate Swap	Pay	1-Day USD-SOFR	2.200%	04/26/23	GSC	600,000	6,405	1,208
Call - 5-Year Interest Rate Swap	Pay	1-Day USD-SOFR	2.200%	05/31/23	MSC	1,200,000	14,400	3,202

							33,789	4,521

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%	11/02/22	MSC	EUR 60,000	4,375	26,866
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BRC	200,000	14,957	89,266
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.237%	11/17/23	DUB	$300,000	18,621	60,400

							37,953	176,532

Total Interest Rate Swaptions							$71,742	$181,053

Total Purchased Options							$71,742	$181,053

(f)	Premiums received and value of written options outstanding as of September 30, 2022 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 38 5Y	1.350%	11/16/22	JPM	$100,000	$123	($117)
Put - CDX IG 38 5Y	1.400%	11/16/22	GSC	200,000	226	(196)
Put - CDX IG 38 5Y	1.400%	12/21/22	DUB	100,000	146	(208)
Put - CDX IG 38 5Y	1.500%	12/21/22	GSC	100,000	152	(165)

					$647	($686)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	04/22/24	JPM	$1,900,000	$13,822	($5)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	05/16/24	JPM	200,000	1,390	—

						$15,212	($5)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	1-Day USD-SOFR	1.785%	01/25/23	JPM	$300,000	$8,299	($108)
Call - 10-Year Interest Rate Swap	Receive	1-Day USD-SOFR	1.579%	01/31/23	MSC	100,000	2,337	(23)
Call - 10-Year Interest Rate Swap	Receive	1-Day USD-SOFR	1.558%	02/02/23	BRC	100,000	2,287	(23)
Call - 10-Year Interest Rate Swap	Receive	1-Day USD-SOFR	2.350%	04/26/23	GSC	400,000	7,899	(1,894)
Call - 10-Year Interest Rate Swap	Receive	1-Day USD-SOFR	2.350%	05/31/23	MSC	600,000	13,073	(3,588)

							33,895	(5,636)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/02/22	MSC	EUR 200,000	$4,851	($52,796)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/04/22	BRC	600,000	14,726	(158,484)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.340%	11/17/23	DUB	$1,300,000	16,380	(92,790)

							35,957	(304,070)

Total Interest Rate Swaptions							$69,852	($309,706)

Total Written Options							$85,711	($310,397)

(g)	Swap agreements outstanding as of September 30, 2022 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.000%	U.S. CPI Urban Consumers	Z / Z	LCH	03/03/23	$300,000	($3,736)	$—	($3,736)
5.033%	U.S. CPI Urban Consumers	Z / Z	LCH	03/08/23	200,000	(2,254)	—	(2,254)
5.470%	U.S. CPI Urban Consumers	Z / Z	LCH	03/21/23	400,000	(1,900)	—	(1,900)
5.150%	U.S. CPI Urban Consumers	Z / Z	LCH	05/23/23	100,000	596	—	596
5.185%	U.S. CPI Urban Consumers	Z / Z	LCH	05/24/23	200,000	1,318	—	1,318
(0.526%)	3-Month EUR-LIBOR	A / Q	LCH	11/21/23	EUR 800,000	(24,822)	—	(24,822)
3.850%	GBP Retail Price	Z / Z	LCH	09/15/24	GBP 200,000	(24,383)	—	(24,383)
3.330%	GBP Retail Price	Z / Z	LCH	01/15/25	100,000	(16,174)	2,815	(18,989)
0.650%	6-Month EUR-LIBOR	A / S	LCH	04/12/27	EUR 100,000	(9,110)	—	(9,110)
0.650%	6-Month EUR-LIBOR	A / S	LCH	05/11/27	100,000	(9,336)	—	(9,336)
1.000%	6-Month EUR-LIBOR	A / S	LCH	05/13/27	100,000	(7,726)	—	(7,726)
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	(15,210)	338	(15,548)
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	50,000	(3,765)	—	(3,765)
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	500,000	(36,894)	(287)	(36,607)
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	GBP 45,000	(7,380)	—	(7,380)
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	$100,000	(9,985)	—	(9,985)
1.998%	U.S. CPI Urban Consumers	Z / Z	LCH	07/25/29	100,000	(11,141)	—	(11,141)
1.760%	U.S. CPI Urban Consumers	Z / Z	LCH	11/04/29	400,000	(54,060)	(708)	(53,352)
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	GBP 200,000	(39,875)	2,555	(42,430)
3.475%	GBP Retail Price	Z / Z	LCH	08/15/30	200,000	(44,552)	2,476	(47,028)
1.380%	Eurostat Eurozone HICP	Z / Z	LCH	03/15/31	EUR 200,000	(32,523)	(1,361)	(31,162)
3.566%	GBP Retail Price	Z / Z	LCH	03/15/36	GBP 190,000	(40,940)	(907)	(40,033)
3.580%	GBP Retail Price	Z / Z	LCH	03/15/36	40,000	(8,530)	(413)	(8,117)
2.488%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/37	EUR 70,000	(558)	60	(618)
1.387%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/49	20,000	(6,223)	—	(6,223)
2.421%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/52	10,000	(285)	—	(285)
1.888%	3-Month USD-LIBOR	S / Q	LCH	11/21/53	$100,000	(24,912)	—	(24,912)

						($434,360)	$4,568	($438,928)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	$120,000	$10,141	$—	$10,141
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	4,717	—	4,717
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	9,492	—	9,492
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	13,756	—	13,756
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 140,000	10,080	(53)	10,133
6.600%	GBP Retail Price	Z / Z	LCH	05/15/24	GBP 100,000	3,146	88	3,058
5.330%	GBP Retail Price	Z / Z	LCH	06/15/24	200,000	5,576	—	5,576
2.314%	U.S. CPI Urban Consumers	Z / Z	LCH	02/26/26	$200,000	18,603	—	18,603
2.419%	U.S. CPI Urban Consumers	Z / Z	LCH	03/05/26	100,000	8,795	—	8,795
2.768%	U.S. CPI Urban Consumers	Z / Z	LCH	05/13/26	100,000	6,747	—	6,747
2.690%	U.S. CPI Urban Consumers	Z / Z	LCH	06/01/26	100,000	6,932	—	6,932
4.735%	GBP Retail Price	Z / Z	LCH	12/15/26	GBP 200,000	18,301	(2,684)	20,985
4.615%	GBP Retail Price	Z / Z	LCH	02/15/27	100,000	8,606	—	8,606
4.626%	GBP Retail Price	Z / Z	LCH	02/15/27	100,000	8,547	—	8,547
3.000%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/27	EUR 100,000	856	50	806
1.798%	U.S. CPI Urban Consumers	Z / Z	LCH	08/25/27	$500,000	67,559	—	67,559
1.890%	U.S. CPI Urban Consumers	Z / Z	LCH	08/27/27	500,000	64,417	—	64,417
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	3,282	290	2,992
2.645%	U.S. CPI Urban Consumers	Z / Z	LCH	09/10/28	$100,000	4,403	—	4,403

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.840%	3-Month USD-LIBOR	S / Q	LCH	11/21/28	$400,000	$35,347	$—	$35,347
2.359%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/30	EUR 200,000	1,994	1,107	887
3.470%	GBP Retail Price	Z / Z	LCH	01/15/31	GBP 120,000	27,623	—	27,623
2.311%	U.S. CPI Urban Consumers	Z / Z	LCH	02/24/31	$200,000	17,847	94	17,753
4.300%	GBP Retail Price	Z / Z	LCH	01/15/32	GBP 100,000	9,318	157	9,161
2.720%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/32	EUR 100,000	(2,198)	(965)	(1,233)
4.130%	GBP Retail Price	Z / Z	LCH	09/15/32	GBP 100,000	3,551	9	3,542
2.000%	1-Day GBP-SONIA	A / A	LCH	03/15/53	300,000	94,185	92,786	1,399

						$461,623	$90,879	$370,744

Total Interest Rate Swaps						$27,263	$95,447	($68,184)

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.375% due 07/15/23	SOFR + 6.000%	Z	MSC	10/06/22	$1,000,000	$1,919	$—	$1,919
U.S. Treasury Inflation Protected Securities 0.125% due 04/15/25	SOFR + 8.000%	Z	MSC	10/20/22	1,000,000	(46,094)	—	(46,094)
U.S. Treasury Inflation Protected Securities 0.250% due 01/15/25	SOFR + 8.000%	Z	MSC	10/20/22	500,000	(22,508)	—	(22,508)
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/24	SOFR + 8.000%	Z	MSC	10/20/22	1,000,000	(27,060)	—	(27,060)
U.S. Treasury Inflation Protected Securities 0.125% due 07/15/31	SOFR + 7.000%	Z	MSC	01/20/23	1,000,000	(69,686)	—	(69,686)
U.S. Treasury Inflation Protected Securities 0.125% due 10/15/24	SOFR + 7.000%	Z	MSC	01/20/23	1,000,000	(35,874)	—	(35,874)

						($199,303)	$—	($199,303)

Total Swap Agreements						($172,040)	$95,447	($267,487)

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$—	$1,919
Liabilities	—	(201,222)
Centrally Cleared Swap Agreements (1)
Assets	102,825	373,891
Liabilities	(7,378)	(442,075)

	$95,447	($267,487)

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$103,262	$—	$103,262	$—
	Mortgage-Backed Securities	1,227,994	—	1,227,994	—
	Asset-Backed Securities	656,292	—	656,292	—
	U.S. Treasury Obligations	31,978,249	—	31,978,249	—
	Foreign Government Bonds & Notes	1,345,024	—	1,345,024	—
	Short-Term Investments	1,334,985	135,230	1,199,755	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	72,925	—	72,925	—
	Interest Rate Contracts
	Futures	303,252	303,252	—	—
	Purchased Options	181,053	—	181,053	—
	Swaps	375,810	—	375,810	—

	Total Interest Rate Contracts	860,115	303,252	556,863	—

	Total Assets - Derivatives	933,040	303,252	629,788	—

	Total Assets	37,578,846	438,482	37,140,364	—

Liabilities	Due to Custodian	(9,159)	—	(9,159)	—
	Derivatives:
	Credit Contracts
	Written Options	(686)	—	(686)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(31,802)	—	(31,802)	—
	Interest Rate Contracts
	Futures	(246,374)	(246,374)	—	—
	Written Options	(309,711)	—	(309,711)	—
	Swaps	(643,297)	—	(643,297)	—

	Total Interest Rate Contracts	(1,199,382)	(246,374)	(953,008)	—

	Total Liabilities - Derivatives	(1,231,870)	(246,374)	(985,496)	—

	Total Liabilities	(1,241,029)	(246,374)	(994,655)	—

	Total	$36,337,817	$192,108	$36,145,709	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Financial - 0.0%

CBL & Associates Properties Inc REIT	2,876	$73,654

Total Common Stocks (Cost $40,014)		73,654

	Principal Amount
CORPORATE BONDS & NOTES - 26.3%

Basic Materials - 0.7%

Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$465,000	450,070
4.750% due 04/10/27 ~	200,000	189,407
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	80,000	75,377
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	27,414
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	90,000	85,687
CF Industries Inc 4.950% due 06/01/43	85,000	68,656
DuPont de Nemours Inc 5.319% due 11/15/38	55,000	50,008
Freeport-McMoRan Inc
4.625% due 08/01/30	20,000	17,566
5.400% due 11/14/34	40,000	35,612
5.450% due 03/15/43	170,000	142,131
Glencore Funding LLC (Australia) 2.500% due 09/01/30 ~	135,000	103,433
3.875% due 10/27/27 ~	10,000	9,142
4.000% due 03/27/27 ~	240,000	223,903
4.125% due 03/12/24 ~	150,000	147,512
International Flavors & Fragrances Inc
1.832% due 10/15/27 ~	200,000	164,077
3.468% due 12/01/50 ~	66,000	43,334
LYB International Finance III LLC 1.250% due 10/01/25	59,000	51,900
Nutrien Ltd (Canada) 5.000% due 04/01/49	30,000	26,608
OCP SA (Morocco) 5.125% due 06/23/51 ~	200,000	128,083
Orbia Advance Corp SAB de CV (Mexico) 2.875% due 05/11/31 ~	210,000	153,189
Southern Copper Corp (Peru) 6.750% due 04/16/40	210,000	217,372
Suzano Austria GmbH (Brazil)
3.125% due 01/15/32	50,000	36,059
3.750% due 01/15/31	240,000	188,396
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	48,000	45,643
Yamana Gold Inc (Canada) 4.625% due 12/15/27	90,000	82,091

		2,762,670

Communications - 2.6%

Alphabet Inc
0.800% due 08/15/27	30,000	25,342
1.100% due 08/15/30	30,000	23,241
1.900% due 08/15/40	30,000	19,307
2.050% due 08/15/50	20,000	11,812
Amazon.com Inc
1.500% due 06/03/30	30,000	23,700
2.100% due 05/12/31	40,000	32,505
2.500% due 06/03/50	320,000	200,775
3.300% due 04/13/27	30,000	28,361

	Principal Amount	Value
3.450% due 04/13/29	$70,000	$64,767
3.600% due 04/13/32	80,000	72,822
3.875% due 08/22/37	70,000	60,967
3.950% due 04/13/52	75,000	61,688
4.250% due 08/22/57	10,000	8,356
4.950% due 12/05/44	60,000	57,495
AT&T Inc
2.250% due 02/01/32	110,000	83,306
2.300% due 06/01/27	10,000	8,755
2.550% due 12/01/33	10,000	7,413
3.300% due 02/01/52	30,000	19,418
3.500% due 06/01/41	110,000	79,461
3.500% due 09/15/53	20,000	13,359
3.550% due 09/15/55	300,000	197,685
3.650% due 09/15/59	30,000	19,500
3.800% due 02/15/27	30,000	28,166
3.800% due 12/01/57	10,000	6,776
4.350% due 03/01/29	300,000	280,781
4.350% due 06/15/45	32,000	24,818
5.350% due 09/01/40	40,000	36,199
5.550% due 08/15/41	30,000	27,929
CCO Holdings LLC
4.250% due 01/15/34 ~	130,000	93,356
4.500% due 08/15/30 ~	10,000	7,933
4.500% due 05/01/32	980,000	749,171
4.750% due 02/01/32 ~	40,000	31,217
Charter Communications Operating LLC
2.250% due 01/15/29	300,000	235,254
3.500% due 06/01/41	40,000	25,645
3.500% due 03/01/42	20,000	12,736
3.700% due 04/01/51	225,000	136,941
4.400% due 04/01/33	360,000	298,717
4.908% due 07/23/25	190,000	185,447
5.125% due 07/01/49	40,000	29,422
5.375% due 05/01/47	10,000	7,761
5.750% due 04/01/48	10,000	8,098
6.384% due 10/23/35	20,000	18,385
6.834% due 10/23/55	30,000	27,396
Comcast Corp
2.800% due 01/15/51	312,000	192,190
2.937% due 11/01/56	27,000	16,163
3.150% due 03/01/26	30,000	28,286
3.250% due 11/01/39	185,000	136,326
3.300% due 04/01/27	20,000	18,576
3.375% due 08/15/25	20,000	19,214
3.400% due 04/01/30	30,000	26,420
3.450% due 02/01/50	40,000	28,051
3.969% due 11/01/47	230,000	176,544
3.999% due 11/01/49	61,000	46,867
4.000% due 08/15/47	20,000	15,533
4.000% due 03/01/48	10,000	7,718
4.150% due 10/15/28	130,000	122,872
4.250% due 10/15/30	200,000	185,588
4.950% due 10/15/58	10,000	8,625
5.650% due 06/15/35	20,000	20,036
CommScope Inc 6.000% due 03/01/26 ~	20,000	18,446
Corning Inc 5.750% due 08/15/40	20,000	19,560
Cox Communications Inc 2.950% due 10/01/50 ~	60,000	35,819
CSC Holdings LLC
4.500% due 11/15/31 ~	200,000	150,560
6.500% due 02/01/29 ~	300,000	265,430
Discovery Communications LLC 3.625% due 05/15/30	100,000	82,242
DISH DBS Corp
5.250% due 12/01/26 ~	40,000	32,845
5.875% due 11/15/24	40,000	35,757
7.750% due 07/01/26	10,000	7,685

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Expedia Group Inc 3.800% due 02/15/28	$800,000	$711,609
Fox Corp 5.476% due 01/25/39	90,000	78,221
Paramount Global 4.000% due 01/15/26	50,000	47,270
Prosus NV (China) 3.832% due 02/08/51 ~	460,000	256,168
Sprint Capital Corp 8.750% due 03/15/32	70,000	81,279
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	281,250	277,371
Telefonica Emisiones SA (Spain) 5.213% due 03/08/47	150,000	114,496
Tencent Holdings Ltd (China) 3.840% due 04/22/51 ~	330,000	216,338
Time Warner Cable LLC
5.875% due 11/15/40	50,000	41,277
6.550% due 05/01/37	140,000	126,632
6.750% due 06/15/39	20,000	17,925
7.300% due 07/01/38	230,000	219,271
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	21,377
T-Mobile USA Inc
2.250% due 02/15/26	10,000	8,962
2.625% due 02/15/29	50,000	41,384
2.875% due 02/15/31	490,000	395,530
3.375% due 04/15/29	30,000	25,965
3.500% due 04/15/25	130,000	124,368
3.500% due 04/15/31	50,000	42,096
3.750% due 04/15/27	10,000	9,242
3.875% due 04/15/30	290,000	257,412
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	549,476
Verizon Communications Inc
1.750% due 01/20/31	$70,000	52,612
2.100% due 03/22/28	10,000	8,446
2.355% due 03/15/32	155,000	119,011
2.550% due 03/21/31	260,000	207,857
2.625% due 08/15/26	20,000	18,191
2.650% due 11/20/40	106,000	69,334
2.875% due 11/20/50	50,000	30,710
3.150% due 03/22/30	50,000	42,604
3.850% due 11/01/42	20,000	15,378
4.000% due 03/22/50	30,000	22,997
4.125% due 08/15/46	30,000	23,839
4.329% due 09/21/28	5,000	4,708
4.400% due 11/01/34	90,000	79,411
4.500% due 08/10/33	550,000	496,524
4.862% due 08/21/46	20,000	17,325
5.500% due 03/16/47	30,000	28,778

		9,990,930

Consumer, Cyclical - 2.7%

7-Eleven Inc
0.950% due 02/10/26 ~	60,000	51,810
2.500% due 02/10/41 ~	49,000	30,516
Alimentation Couche-Tard Inc (Canada)
3.439% due 05/13/41 ~	85,000	58,151
3.625% due 05/13/51 ~	90,000	58,403
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	133,560	100,916
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	258,958	225,750
American Airlines Pass-Through Trust ‘B’ 3.950% due 01/11/32	221,000	179,877
AutoZone Inc 3.625% due 04/15/25	100,000	96,324

	Principal Amount	Value
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.800% due 03/20/33 ~	$369,306	$332,453
Costco Wholesale Corp 1.600% due 04/20/30	40,000	32,115
Delta Air Lines Inc
2.900% due 10/28/24	80,000	74,207
3.800% due 04/19/23	10,000	9,913
4.500% due 10/20/25 ~	70,000	67,988
4.750% due 10/20/28 ~	590,000	550,307
7.000% due 05/01/25 ~	170,000	171,278
Delta Air Lines Pass-Through Trust ‘A’ 2.500% due 12/10/29	122,892	103,150
Delta Air Lines Pass-Through Trust ‘B’ 4.250% due 01/30/25	87,740	85,708
Ford Motor Co 6.100% due 08/19/32	40,000	35,332
Ford Motor Credit Co LLC
1.355% due 02/07/25	EUR 300,000	261,529
3.250% due 09/15/25	300,000	267,073
3.375% due 11/13/25	$700,000	619,463
4.000% due 11/13/30	200,000	156,446
4.125% due 08/17/27	200,000	172,574
General Motors Co
5.150% due 04/01/38	20,000	16,133
5.950% due 04/01/49	20,000	16,742
6.250% due 10/02/43	40,000	34,850
General Motors Financial Co Inc
1.200% due 10/15/24	45,000	41,346
2.700% due 06/10/31	65,000	47,811
2.750% due 06/20/25	340,000	313,557
3.800% due 04/07/25	35,000	33,369
4.250% due 05/15/23	30,000	29,891
4.350% due 01/17/27	60,000	55,692
Hasbro Inc 3.900% due 11/19/29	50,000	43,802
Hilton Domestic Operating Co Inc
5.375% due 05/01/25 ~	20,000	19,597
5.750% due 05/01/28 ~	20,000	18,744
Hilton Worldwide Finance LLC 4.875% due 04/01/27	130,000	119,558
Hyundai Capital America
1.300% due 01/08/26 ~	40,000	34,642
2.650% due 02/10/25 ~	150,000	139,930
5.875% due 04/07/25 ~	300,000	300,772
JetBlue Pass-Through Trust ‘A’ 4.000% due 05/15/34	270,553	241,227
JetBlue Pass-Through Trust ‘B’ 7.750% due 05/15/30	109,654	105,391
Las Vegas Sands Corp
2.900% due 06/25/25	360,000	323,267
3.200% due 08/08/24	430,000	405,670
Lear Corp 2.600% due 01/15/32	25,000	18,538
Lennar Corp 4.500% due 04/30/24	35,000	34,375
Lowe’s Cos Inc 4.500% due 04/15/30	20,000	18,727
McDonald’s Corp
3.500% due 03/01/27	20,000	18,970
3.500% due 07/01/27	10,000	9,354
3.600% due 07/01/30	160,000	144,131
3.625% due 09/01/49	10,000	7,302
3.700% due 01/30/26	40,000	38,608
3.800% due 04/01/28	30,000	28,233
4.200% due 04/01/50	110,000	88,435
MDC Holdings Inc 2.500% due 01/15/31	40,000	26,777
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	142,500	139,741

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	$30,000	$24,720
3.875% due 01/15/28 ~	20,000	17,438
Newell Brands Inc
4.100% due 04/01/23	20,000	20,002
4.450% due 04/01/26	10,000	9,214
NIKE Inc
2.750% due 03/27/27	90,000	82,776
3.250% due 03/27/40	20,000	15,433
3.375% due 03/27/50	80,000	59,066
Nissan Motor Acceptance Co LLC
2.000% due 03/09/26 ~	300,000	254,035
2.750% due 03/09/28 ~	300,000	236,605
Nissan Motor Co Ltd (Japan) 3.522% due 09/17/25 ~	520,000	478,705
Nordstrom Inc 4.250% due 08/01/31	94,000	64,584
O’Reilly Automotive Inc 3.900% due 06/01/29	100,000	91,243
Sands China Ltd (Macao)
2.800% due 03/08/27	250,000	199,009
3.350% due 03/08/29	200,000	148,853
5.625% due 08/08/25	310,000	281,331
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	270,000	271,928
Starbucks Corp 3.350% due 03/12/50	40,000	27,384
Target Corp 2.250% due 04/15/25	30,000	28,325
The Home Depot Inc
3.300% due 04/15/40	40,000	30,693
3.350% due 04/15/50	150,000	107,826
3.900% due 06/15/47	10,000	7,977
4.950% due 09/15/52	53,000	49,925
Tractor Supply Co 1.750% due 11/01/30	100,000	75,028
United Airlines Inc
4.375% due 04/15/26 ~	10,000	8,942
4.625% due 04/15/29 ~	80,000	66,398
United Airlines Pass-Through Trust ‘A’
3.100% due 04/07/30	80,023	61,945
3.700% due 09/01/31	206,324	162,493
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	224,323	197,801
3.650% due 07/07/27	147,500	129,517
VOC Escrow Ltd 5.000% due 02/15/28 ~	90,000	73,389
Walmart Inc
1.500% due 09/22/28	60,000	50,246
1.800% due 09/22/31	30,000	23,886
Warnermedia Holdings Inc
3.755% due 03/15/27 ~	20,000	17,919
4.054% due 03/15/29 ~	30,000	25,946
4.279% due 03/15/32 ~	220,000	181,273
5.050% due 03/15/42 ~	20,000	15,000
5.141% due 03/15/52 ~	150,000	109,309

		10,362,629

Consumer, Non-Cyclical - 3.0%

Abbott Laboratories
4.750% due 11/30/36	30,000	29,322
4.900% due 11/30/46	60,000	57,672
AbbVie Inc
2.950% due 11/21/26	270,000	247,627
3.200% due 11/21/29	390,000	341,740
3.600% due 05/14/25	70,000	67,257
3.750% due 11/14/23	10,000	9,894
3.800% due 03/15/25	360,000	348,987

	Principal Amount	Value
4.050% due 11/21/39	$100,000	$80,724
4.250% due 11/21/49	245,000	196,992
Aetna Inc 2.800% due 06/15/23	40,000	39,498
Altria Group Inc
2.450% due 02/04/32	220,000	155,594
3.400% due 02/04/41	120,000	75,914
3.875% due 09/16/46	20,000	12,691
4.400% due 02/14/26	181,000	174,354
4.800% due 02/14/29	6,000	5,545
5.800% due 02/14/39	40,000	35,025
5.950% due 02/14/49	210,000	174,456
6.200% due 02/14/59	12,000	10,451
Amgen Inc
2.770% due 09/01/53	43,000	25,169
4.663% due 06/15/51	11,000	9,280
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	150,000	144,236
4.900% due 02/01/46	160,000	139,429
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.750% due 07/15/42	355,000	270,582
4.350% due 06/01/40	60,000	50,988
4.500% due 06/01/50	130,000	107,365
4.750% due 01/23/29	210,000	204,788
5.550% due 01/23/49	30,000	28,298
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	35,000	37,889
Baptist Healthcare System Obligated Group
3.540% due 08/15/50	395,000	289,401
BAT Capital Corp (United Kingdom)
2.259% due 03/25/28	200,000	159,390
3.557% due 08/15/27	190,000	167,106
4.390% due 08/15/37	40,000	28,596
4.540% due 08/15/47	60,000	39,887
Bausch Health Cos Inc
5.000% due 02/15/29 ~	50,000	19,484
5.250% due 01/30/30 ~	250,000	93,889
6.250% due 02/15/29 ~	110,000	41,272
7.250% due 05/30/29 ~	50,000	19,235
Becton Dickinson and Co
3.363% due 06/06/24	50,000	48,627
3.734% due 12/15/24	14,000	13,534
4.685% due 12/15/44	29,000	24,856
Biogen Inc 2.250% due 05/01/30	34,000	26,829
Bon Secours Mercy Health Inc 3.205% due 06/01/50	125,000	86,347
Boston Scientific Corp 4.550% due 03/01/39	30,000	26,066
Bristol-Myers Squibb Co 2.350% due 11/13/40	25,000	16,742
4.550% due 02/20/48	90,000	79,536
Bunge Ltd Finance Corp 2.750% due 05/14/31	95,000	74,846
Cargill Inc 1.375% due 07/23/23 ~	40,000	38,978
Cigna Corp
3.750% due 07/15/23	66,000	65,543
4.125% due 11/15/25	40,000	38,892
4.375% due 10/15/28	270,000	255,219
4.900% due 12/15/48	110,000	95,257
Cintas Corp No 2 4.000% due 05/01/32	50,000	45,978
CommonSpirit Health 2.782% due 10/01/30	185,000	147,891
Constellation Brands Inc
3.600% due 05/09/24	50,000	48,950
4.350% due 05/09/27	50,000	48,035

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
CVS Health Corp
1.875% due 02/28/31	$30,000	$22,904
2.125% due 09/15/31	100,000	77,216
3.625% due 04/01/27	10,000	9,367
3.750% due 04/01/30	210,000	187,066
4.125% due 04/01/40	100,000	79,824
4.250% due 04/01/50	20,000	15,708
4.300% due 03/25/28	36,000	34,017
4.875% due 07/20/35	105,000	95,106
5.050% due 03/25/48	210,000	185,431
5.125% due 07/20/45	60,000	52,674
DH Europe Finance II Sarl 3.250% due 11/15/39	60,000	45,639
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	175,623
Elevance Health Inc
2.250% due 05/15/30	105,000	84,856
3.350% due 12/01/24	40,000	38,502
3.650% due 12/01/27	30,000	27,980
4.100% due 05/15/32	10,000	9,049
4.550% due 05/15/52	20,000	16,934
Gilead Sciences Inc
2.600% due 10/01/40	90,000	59,647
3.650% due 03/01/26	90,000	85,635
4.750% due 03/01/46	30,000	26,206
Global Payments Inc
3.200% due 08/15/29	122,000	101,818
5.400% due 08/15/32	300,000	278,902
HCA Inc
3.500% due 09/01/30	40,000	33,116
4.500% due 02/15/27	40,000	37,397
5.250% due 06/15/26	440,000	425,686
5.375% due 02/01/25	20,000	19,784
5.875% due 02/01/29	30,000	29,211
Humana Inc
3.150% due 12/01/22	50,000	49,950
3.950% due 03/15/27	40,000	37,559
4.625% due 12/01/42	20,000	17,171
4.800% due 03/15/47	20,000	17,486
Johnson & Johnson
0.950% due 09/01/27	80,000	67,809
3.625% due 03/03/37	30,000	25,986
Keurig Dr Pepper Inc 3.200% due 05/01/30	165,000	140,605
Kraft Heinz Foods Co
4.250% due 03/01/31	10,000	9,015
4.375% due 06/01/46	55,000	42,875
4.625% due 10/01/39	65,000	53,947
5.000% due 06/04/42	10,000	8,709
5.500% due 06/01/50	20,000	18,034
6.500% due 02/09/40	200,000	201,488
Mars Inc 3.200% due 04/01/30 ~	40,000	35,375
MedStar Health Inc 3.626% due 08/15/49	90,000	65,828
Merck & Co Inc 1.450% due 06/24/30	110,000	86,185
MidMichigan Health 3.409% due 06/01/50	55,000	38,450
Mondelez International Inc 1.500% due 05/04/25	90,000	82,359
PayPal Holdings Inc 1.650% due 06/01/25	40,000	36,867
PeaceHealth Obligated Group 3.218% due 11/15/50	115,000	77,255
PepsiCo Inc
2.250% due 03/19/25	10,000	9,468
2.625% due 03/19/27	60,000	55,130
2.875% due 10/15/49	20,000	14,080
Pfizer Inc 2.625% due 04/01/30	130,000	111,884

	Principal Amount	Value
Philip Morris International Inc 4.500% due 03/20/42	$30,000	$22,038
Piedmont Healthcare Inc 2.864% due 01/01/52	55,000	35,064
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	30,000	28,270
Quanta Services Inc 2.350% due 01/15/32	90,000	66,341
Regeneron Pharmaceuticals Inc 1.750% due 09/15/30	600,000	455,010
Reynolds American Inc (United Kingdom)
5.850% due 08/15/45	50,000	39,340
6.150% due 09/15/43	30,000	25,113
S&P Global Inc 2.700% due 03/01/29 ~	82,000	71,019
Smithfield Foods Inc 3.000% due 10/15/30 ~	100,000	77,342
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30	225,000	178,187
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	260,000	258,058
Teva Pharmaceutical Finance Co LLC (Israel) 6.150% due 02/01/36	220,000	181,692
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.800% due 07/21/23	120,000	116,123
3.150% due 10/01/26	290,000	238,335
4.100% due 10/01/46	10,000	5,990
The Coca-Cola Co 2.500% due 03/15/51	20,000	12,500
The Procter & Gamble Co 2.800% due 03/25/27	10,000	9,313
Thermo Fisher Scientific Inc 2.000% due 10/15/31	85,000	67,085
Triton Container International Ltd (Bermuda) 2.050% due 04/15/26 ~	150,000	127,484
Tyson Foods Inc 3.550% due 06/02/27	75,000	69,596
United Rentals North America Inc
3.750% due 01/15/32	50,000	39,357
3.875% due 02/15/31	20,000	16,308
UnitedHealth Group Inc
2.000% due 05/15/30	30,000	24,178
2.300% due 05/15/31	20,000	16,127
2.375% due 10/15/22	10,000	9,993
3.250% due 05/15/51	230,000	160,295
3.750% due 07/15/25	80,000	77,834
3.875% due 08/15/59	50,000	37,388
4.000% due 05/15/29	100,000	93,279
4.200% due 05/15/32	60,000	55,783
4.250% due 06/15/48	60,000	49,890
4.450% due 12/15/48	10,000	8,559
Universal Health Services Inc 2.650% due 10/15/30 ~	42,000	31,132
University of Miami 4.063% due 04/01/52	20,000	16,461
Utah Acquisition Sub Inc 3.950% due 06/15/26	105,000	95,851
Viatris Inc 3.850% due 06/22/40	60,000	37,519
West Virginia United Health System Obligated Group 3.129% due 06/01/50	55,000	35,990

		11,570,810

Energy - 3.0%

Adani Green Energy UP Ltd (India) 6.250% due 12/10/24 ~	300,000	273,975
Apache Corp
4.750% due 04/15/43	40,000	29,916

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
5.100% due 09/01/40	$70,000	$56,669
5.250% due 02/01/42	10,000	8,168
5.350% due 07/01/49	70,000	55,252
Baker Hughes Holdings LLC 5.125% due 09/15/40	50,000	44,022
Boardwalk Pipelines LP 4.450% due 07/15/27	85,000	79,033
BP Capital Markets America Inc
2.772% due 11/10/50	225,000	140,184
2.939% due 06/04/51	55,000	35,044
3.000% due 02/24/50	130,000	84,697
3.633% due 04/06/30	200,000	179,886
Cameron LNG LLC 2.902% due 07/15/31 ~	10,000	8,253
3.302% due 01/15/35 ~	130,000	102,560
Cheniere Energy Inc 4.625% due 10/15/28	20,000	18,394
Cheniere Energy Partners LP
3.250% due 01/31/32	90,000	69,289
4.000% due 03/01/31	30,000	25,215
Chevron Corp 3.078% due 05/11/50	60,000	42,642
Chevron USA Inc 3.850% due 01/15/28	30,000	28,538
ConocoPhillips 6.500% due 02/01/39	10,000	10,867
Continental Resources Inc
2.268% due 11/15/26 ~	30,000	25,637
3.800% due 06/01/24	40,000	38,876
4.375% due 01/15/28	90,000	80,960
4.500% due 04/15/23	50,000	49,811
4.900% due 06/01/44	20,000	14,310
5.750% due 01/15/31 ~	370,000	335,258
Coterra Energy Inc
3.900% due 05/15/27 ~	205,000	190,268
4.375% due 03/15/29 ~	280,000	259,188
DCP Midstream Operating LP 6.450% due 11/03/36 ~	20,000	18,316
Devon Energy Corp
4.500% due 01/15/30	8,000	7,292
4.750% due 05/15/42	20,000	16,333
5.000% due 06/15/45	230,000	191,974
5.250% due 10/15/27	6,000	6,018
5.875% due 06/15/28	206,000	206,034
Diamondback Energy Inc 3.500% due 12/01/29	190,000	164,252
DT Midstream Inc 4.300% due 04/15/32 ~	70,000	60,325
Ecopetrol SA (Colombia) 5.875% due 05/28/45	220,000	133,558
Energy Transfer Operating LP
2.900% due 05/15/25	10,000	9,332
3.900% due 05/15/24	230,000	224,408
3.900% due 07/15/26	305,000	284,626
4.950% due 06/15/28	50,000	46,659
5.250% due 04/15/29	270,000	254,277
6.250% due 02/15/23	20,000	16,425
6.250% due 04/15/49	160,000	142,414
6.750% due 05/15/25	20,000	17,356
7.125% due 05/15/30	10,000	8,240
Eni SPA (Italy) 4.000% due 09/12/23 ~	200,000	197,598
Enterprise Products Operating LLC
3.950% due 01/31/60	30,000	20,776
4.150% due 10/16/28	100,000	93,068
4.200% due 01/31/50	90,000	68,991
4.800% due 02/01/49	10,000	8,259
4.850% due 03/15/44	10,000	8,418
7.550% due 04/15/38	220,000	240,430

	Principal Amount	Value
EOG Resources Inc
3.900% due 04/01/35	$30,000	$25,700
4.375% due 04/15/30	30,000	28,611
4.950% due 04/15/50	30,000	27,972
EQT Corp
3.625% due 05/15/31 ~	80,000	66,815
3.900% due 10/01/27	280,000	255,380
5.000% due 01/15/29	40,000	37,402
Exxon Mobil Corp
2.995% due 08/16/39	180,000	133,844
3.043% due 03/01/26	140,000	132,419
3.482% due 03/19/30	220,000	200,144
4.114% due 03/01/46	50,000	41,437
4.327% due 03/19/50	30,000	25,652
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	45,000	35,082
4.317% due 12/30/39 ~	35,000	24,930
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	300,000	269,196
3.450% due 10/15/27 ~	125,000	110,757
HF Sinclair Corp
2.625% due 10/01/23 ~	35,000	33,891
5.875% due 04/01/26 ~	63,000	61,828
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	200,000	159,013
Kinder Morgan Energy Partners LP 5.500% due 03/01/44	10,000	8,332
Kinder Morgan Inc 4.300% due 06/01/25	50,000	48,813
4.300% due 03/01/28	130,000	121,886
5.050% due 02/15/46	30,000	24,597
5.200% due 03/01/48	50,000	41,920
5.550% due 06/01/45	30,000	26,222
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	500,000	483,344
MPLX LP
4.500% due 04/15/38	305,000	246,214
4.700% due 04/15/48	60,000	45,879
4.800% due 02/15/29	120,000	111,811
NGPL PipeCo LLC 3.250% due 07/15/31 ~	50,000	39,221
Occidental Petroleum Corp
5.550% due 03/15/26	90,000	90,220
6.450% due 09/15/36	310,000	310,763
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	415,000	413,209
5.500% due 06/10/51	160,000	113,862
6.900% due 03/19/49	230,000	191,866
Petroleos Mexicanos (Mexico) 6.875% due 08/04/26	220,000	198,429
Phillips 66 Co 3.550% due 10/01/26 ~	100,000	93,340
Pioneer Natural Resources Co
1.125% due 01/15/26	20,000	17,507
1.900% due 08/15/30	135,000	103,414
2.150% due 01/15/31	30,000	23,155
Range Resources Corp
4.875% due 05/15/25	10,000	9,440
5.000% due 03/15/23	63,000	62,878
Reliance Industries Ltd (India) 3.625% due 01/12/52 ~	310,000	194,890
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	200,000	200,020
Schlumberger Holdings Corp 3.900% due 05/17/28 ~	40,000	36,121
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	20,000	18,650
3.125% due 11/07/49	50,000	34,369
4.375% due 05/11/45	280,000	235,968
4.550% due 08/12/43	50,000	43,468

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Southwestern Energy Co
4.750% due 02/01/32	$30,000	$25,209
5.375% due 03/15/30	170,000	153,545
Targa Resources Corp
4.200% due 02/01/33	20,000	16,688
5.200% due 07/01/27	121,000	116,582
Targa Resources Partners LP
4.000% due 01/15/32	10,000	8,267
4.875% due 02/01/31	90,000	77,549
5.000% due 01/15/28	30,000	27,815
5.500% due 03/01/30	20,000	17,995
6.500% due 07/15/27	10,000	9,906
6.875% due 01/15/29	10,000	9,846
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	30,000	24,600
The Williams Cos Inc
3.750% due 06/15/27	90,000	83,120
7.500% due 01/15/31	190,000	204,247
TransCanada PipeLines Ltd (Canada) 6.200% due 10/15/37	55,000	54,214
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	30,000	31,885
Venture Global Calcasieu Pass LLC 3.875% due 11/01/33 ~	40,000	31,177
Western Midstream Operating LP
3.350% due 02/01/25	30,000	28,004
3.555% (USD LIBOR + 1.100%) due 01/13/23 §	20,000	19,854
4.300% due 02/01/30	60,000	51,450
4.500% due 03/01/28	30,000	27,193
4.650% due 07/01/26	50,000	46,852
5.300% due 03/01/48	117,000	96,474
5.500% due 08/15/48	60,000	48,648
5.500% due 02/01/50	50,000	40,443

		11,243,735

Financial - 10.5%

AerCap Ireland Capital DAC (Ireland)
2.450% due 10/29/26	430,000	363,283
3.150% due 02/15/24	150,000	144,170
AIB Group PLC (Ireland) 4.263% due 04/10/25 ~	200,000	191,841
Air Lease Corp
3.000% due 09/15/23	555,000	541,622
3.375% due 07/01/25	60,000	55,960
Alexandria Real Estate Equities Inc REIT 1.875% due 02/01/33	100,000	70,412
American Express Co
3.375% due 05/03/24	60,000	58,539
4.050% due 05/03/29	80,000	73,712
American Homes 4 Rent LP REIT 4.250% due 02/15/28	200,000	184,489
American International Group Inc
2.500% due 06/30/25	150,000	140,093
4.375% due 06/30/50	140,000	112,471
American Tower Corp REIT
1.500% due 01/31/28	135,000	108,147
2.950% due 01/15/51	41,000	24,689
3.100% due 06/15/50	64,000	40,022
Athene Global Funding 2.500% due 01/14/25 ~	215,000	200,734
Australia & New Zealand Banking Group Ltd (Australia) 4.400% due 05/19/26 ~	205,000	194,920
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	45,000	37,868
2.528% due 11/18/27 ~	523,000	409,865
4.250% due 04/15/26 ~	365,000	327,687

	Principal Amount	Value
Banco Santander SA (Spain) 3.848% due 04/12/23	$200,000	$198,583
Bank of America Corp
2.572% due 10/20/32	475,000	363,812
2.592% due 04/29/31	330,000	262,041
2.676% due 06/19/41	420,000	272,215
2.972% due 02/04/33	100,000	78,300
3.004% due 12/20/23	155,000	154,196
3.419% due 12/20/28	203,000	180,511
3.500% due 04/19/26	50,000	47,020
3.550% due 03/05/24	90,000	89,313
3.593% due 07/21/28	100,000	90,414
3.705% due 04/24/28	370,000	337,121
3.841% due 04/25/25	90,000	87,617
3.974% due 02/07/30	240,000	213,932
4.083% due 03/20/51	80,000	60,506
4.200% due 08/26/24	90,000	88,602
4.250% due 10/22/26	650,000	618,252
4.330% due 03/15/50	20,000	15,819
4.376% due 04/27/28	335,000	314,317
4.450% due 03/03/26	90,000	86,814
4.571% due 04/27/33	190,000	170,436
Bank of Ireland Group PLC (Ireland) 6.253% due 09/16/26 ~	300,000	293,776
Bank of Montreal (Canada)
1.850% due 05/01/25	100,000	92,113
3.803% due 12/15/32	60,000	52,105
Barclays PLC (United Kingdom)
4.972% due 05/16/29	200,000	180,263
5.088% due 06/20/30	300,000	261,200
5.304% due 08/09/26	200,000	192,287
7.250% due 03/15/23 ~	GBP 200,000	215,202
7.750% due 09/15/23	$300,000	277,875
Berkshire Hathaway Finance Corp
3.850% due 03/15/52	150,000	115,154
4.250% due 01/15/49	130,000	108,492
BNP Paribas SA (France)
1.904% due 09/30/28 ~	900,000	727,539
2.159% due 09/15/29 ~	200,000	156,673
2.219% due 06/09/26 ~	200,000	179,987
2.824% due 01/26/41 ~	350,000	207,879
4.375% due 03/01/33 ~	250,000	216,176
BPCE SA (France) 1.652% due 10/06/26 ~	295,000	256,453
Brixmor Operating Partnership LP REIT
2.250% due 04/01/28	70,000	56,615
2.500% due 08/16/31	25,000	18,254
Brookfield Finance Inc (Canada) 3.500% due 03/30/51	115,000	72,813
Brown & Brown Inc 2.375% due 03/15/31	220,000	164,605
Capital One Financial Corp 3.800% due 01/31/28	170,000	153,902
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	133,442
Citigroup Inc
3.057% due 01/25/33	340,000	268,142
3.785% due 03/17/33	180,000	151,119
4.075% due 04/23/29	570,000	516,579
4.400% due 06/10/25	170,000	165,428
4.412% due 03/31/31	75,000	67,394
4.658% due 05/24/28	40,000	38,046
4.910% due 05/24/33	110,000	101,357
5.500% due 09/13/25	490,000	489,750
5.950% due 01/30/23	140,000	138,687
5.950% due 05/15/25	70,000	63,441
6.675% due 09/13/43	70,000	71,525
8.125% due 07/15/39	130,000	154,016
Cooperatieve Rabobank UA (Netherlands)
3.758% due 04/06/33 ~	250,000	206,996
4.375% due 08/04/25	510,000	487,827
4.655% due 08/22/28 ~	300,000	283,311
Corebridge Financial Inc
3.650% due 04/05/27 ~	135,000	123,484
3.850% due 04/05/29 ~	25,000	22,064

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Credit Agricole SA (France) 1.247% due 01/26/27 ~	$250,000	$213,053
Credit Suisse AG (Switzerland)
3.700% due 02/21/25	250,000	234,892
4.750% due 08/09/24	300,000	292,942
Credit Suisse Group AG (Switzerland)
2.193% due 06/05/26 ~	250,000	217,587
3.869% due 01/12/29 ~	300,000	245,119
4.194% due 04/01/31 ~	420,000	330,873
4.282% due 01/09/28 ~	250,000	212,601
6.537% due 08/12/33 ~	400,000	360,007
9.750% due 06/23/27 ~	230,000	226,177
Crown Castle Inc REIT 3.100% due 11/15/29	100,000	84,119
Danske Bank AS (Denmark)
4.298% due 04/01/28 ~	300,000	267,398
5.375% due 01/12/24 ~	400,000	398,035
Deutsche Bank AG (Germany)
2.625% due 12/16/24 ~	GBP 200,000	200,990
3.961% due 11/26/25	$300,000	280,283
4.273% (USD LIBOR + 1.230%) due 02/27/23 §	300,000	300,005
6.119% due 07/14/26	300,000	291,598
Diversified Healthcare Trust REIT 9.750% due 06/15/25	300,000	272,004
Empower Finance LP (Canada) 3.075% due 09/17/51 ~	115,000	70,749
Equinix Inc REIT 2.000% due 05/15/28	109,000	89,330
F&G Global Funding 1.750% due 06/30/26 ~	45,000	39,223
Federation des Caisses Desjardins du Quebec (Canada) 4.400% due 08/23/25 ~	400,000	387,098
G City Europe Ltd (Poland) 4.250% due 09/11/25 ~	EUR 800,000	678,936
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	$200,000	181,403
Healthcare Realty Holdings LP REIT 2.000% due 03/15/31	200,000	147,207
Healthpeak Properties Inc REIT 2.125% due 12/01/28	79,000	64,771
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	190,124
HSBC Holdings PLC (United Kingdom)
2.871% due 11/22/32	200,000	145,970
4.762% due 03/29/33	210,000	172,685
4.950% due 03/31/30	230,000	211,659
5.210% due 08/11/28	200,000	187,188
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	800,000	711,817
ING Groep NV (Netherlands) 4.625% due 01/06/26 ~	700,000	673,909
Intercontinental Exchange Inc
4.600% due 03/15/33	150,000	139,995
4.950% due 06/15/52	30,000	26,730
Intesa Sanpaolo SPA (Italy)
3.375% due 01/12/23 ~	220,000	218,807
5.017% due 06/26/24 ~	370,000	345,266
JPMorgan Chase & Co
2.083% due 04/22/26	590,000	537,904
2.522% due 04/22/31	160,000	126,688
3.109% due 04/22/51	30,000	19,021
3.509% due 01/23/29	150,000	132,888
4.203% due 07/23/29	170,000	154,940
4.452% due 12/05/29	70,000	64,168
4.586% due 04/26/33	260,000	234,334
4.950% due 06/01/45	50,000	41,889
Jyske Realkredit AS (Denmark) 1.500% due 10/01/53	DKK 884,519	84,966

	Principal Amount	Value
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	$30,000	$27,237
Life Storage LP REIT 2.400% due 10/15/31	75,000	56,401
Lloyds Banking Group PLC (United Kingdom)
3.985% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	505,890
4.375% due 03/22/28	$500,000	455,243
Macquarie Group Ltd (Australia) 1.340% due 01/12/27 ~	185,000	158,528
Mastercard Inc 3.850% due 03/26/50	60,000	48,470
MetLife Inc 4.125% due 08/13/42	110,000	89,237
Mitsubishi UFJ Financial Group Inc (Japan) 5.063% due 09/12/25	228,000	225,694
Mizuho Financial Group Inc (Japan)
3.261% due 05/22/30	300,000	252,107
5.414% due 09/13/28	240,000	234,912
Morgan Stanley
2.188% due 04/28/26	240,000	220,304
2.475% due 01/21/28	810,000	708,812
2.699% due 01/22/31	80,000	64,942
3.622% due 04/01/31	230,000	199,008
3.737% due 04/24/24	100,000	98,977
3.772% due 01/24/29	10,000	9,007
4.431% due 01/23/30	10,000	9,205
4.457% due 04/22/39	150,000	127,279
MPT Operating Partnership LP REIT 2.550% due 12/05/23	GBP 700,000	726,598
National Retail Properties Inc REIT 3.500% due 10/15/27	$200,000	179,193
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30	200,000	175,771
4.892% due 05/18/29	200,000	182,348
New York Life Global Funding 0.950% due 06/24/25 ~	40,000	35,883
New York Life Insurance Co 3.750% due 05/15/50 ~	150,000	111,372
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	50,000	41,653
Nykredit Realkredit AS (Denmark) 1.500% due 10/01/53 ~	DKK 1,195,810	108,294
Office Properties Income Trust REIT
2.400% due 02/01/27	$90,000	64,926
4.500% due 02/01/25	50,000	44,493
Omega Healthcare Investors Inc REIT 3.375% due 02/01/31	900,000	687,305
Physicians Realty LP REIT 2.625% due 11/01/31	30,000	22,804
Principal Life Global Funding II 1.250% due 06/23/25 ~	20,000	17,989
Public Storage REIT
1.950% due 11/09/28	38,000	31,681
2.250% due 11/09/31	32,000	25,226
Royal Bank of Canada (Canada)
1.150% due 06/10/25	90,000	81,317
1.600% due 04/17/23	50,000	49,310
Sabra Health Care LP REIT 3.200% due 12/01/31	50,000	36,806
Santander Holdings USA Inc
3.450% due 06/02/25	700,000	656,055
4.500% due 07/17/25	100,000	95,741
Scentre Group Trust 1 REIT (Australia) 3.625% due 01/28/26 ~	220,000	206,103
Societe Generale SA (France)
1.792% due 06/09/27 ~	300,000	250,060
4.250% due 04/14/25 ~	200,000	190,335
Spirit Realty LP REIT 3.400% due 01/15/30	800,000	650,961

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~	$500,000	$423,851
3.702% (SOFR + 0.930%) due 11/23/25 ~ §	300,000	294,910
Sumitomo Mitsui Financial Group Inc (Japan) 2.472% due 01/14/29	300,000	246,450
Teachers Insurance & Annuity Association of America
3.300% due 05/15/50 ~	50,000	34,230
4.900% due 09/15/44 ~	40,000	35,175
6.850% due 12/16/39 ~	18,000	19,656
The Bank of New York Mellon Corp 1.600% due 04/24/25	30,000	27,742
The Bank of Nova Scotia (Canada) 4.588% due 05/04/37	100,000	84,015
The Goldman Sachs Group Inc
1.948% due 10/21/27	360,000	308,313
2.383% due 07/21/32	330,000	249,198
2.640% due 02/24/28	320,000	278,005
3.615% due 03/15/28	50,000	45,554
3.850% due 07/08/24	70,000	68,466
4.017% due 10/31/38	120,000	95,052
4.223% due 05/01/29	220,000	200,266
4.250% due 10/21/25	540,000	521,780
5.150% due 05/22/45	240,000	201,003
6.250% due 02/01/41	110,000	109,539
The Norinchukin Bank (Japan) 2.080% due 09/22/31 ~	300,000	229,564
The Toronto-Dominion Bank (Canada) 1.150% due 06/12/25	270,000	242,933
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~	200,000	168,255
7.000% due 01/31/24 ~	250,000	237,175
UDR Inc REIT
1.900% due 03/15/33	30,000	20,839
2.100% due 08/01/32	200,000	144,714
Visa Inc
3.150% due 12/14/25	80,000	76,449
4.300% due 12/14/45	140,000	122,239
Wells Fargo & Co
2.188% due 04/30/26	80,000	73,132
2.393% due 06/02/28	600,000	515,291
2.879% due 10/30/30	110,000	90,522
3.000% due 10/23/26	380,000	344,846
3.350% due 03/02/33	50,000	40,614
3.584% due 05/22/28	100,000	90,567
4.400% due 06/14/46	30,000	22,953
4.478% due 04/04/31	560,000	512,899
4.611% due 04/25/53	70,000	56,975
4.750% due 12/07/46	110,000	88,237
4.900% due 11/17/45	50,000	41,035
5.013% due 04/04/51	620,000	536,828
5.375% due 11/02/43	80,000	69,542
Westpac Banking Corp (Australia) 3.133% due 11/18/41	53,000	34,015
WP Carey Inc REIT
2.250% due 04/01/33	55,000	39,205
2.400% due 02/01/31	75,000	57,665

		40,262,840

Industrial - 1.2%

3M Co
2.375% due 08/26/29	60,000	49,249
3.050% due 04/15/30	10,000	8,515
3.700% due 04/15/50	190,000	138,674
Ball Corp 3.125% due 09/15/31	50,000	37,797
Carrier Global Corp
2.700% due 02/15/31	10,000	8,053
2.722% due 02/15/30	10,000	8,264
3.577% due 04/05/50	10,000	6,941

	Principal Amount	Value
CSX Corp 3.800% due 11/01/46	$70,000	$53,609
Eaton Corp 4.150% due 11/02/42	20,000	16,494
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	200,000	179,444
General Dynamics Corp
3.500% due 05/15/25	10,000	9,739
4.250% due 04/01/40	10,000	8,786
4.250% due 04/01/50	30,000	26,108
General Electric Co 6.750% due 03/15/32	17,000	18,387
Graphic Packaging International LLC 1.512% due 04/15/26 ~	95,000	83,218
Kansas City Southern 4.700% due 05/01/48	47,000	40,465
L3Harris Technologies Inc
1.800% due 01/15/31	80,000	59,953
5.054% due 04/27/45	40,000	35,465
Lockheed Martin Corp
3.900% due 06/15/32	50,000	46,419
4.150% due 06/15/53	150,000	125,913
4.500% due 05/15/36	30,000	27,544
Martin Marietta Materials Inc 3.450% due 06/01/27	40,000	37,020
Masco Corp 2.000% due 10/01/30	125,000	94,287
Norfolk Southern Corp 3.050% due 05/15/50	80,000	52,364
Northrop Grumman Corp
3.250% due 01/15/28	325,000	296,120
5.250% due 05/01/50	80,000	76,635
Otis Worldwide Corp
2.056% due 04/05/25	30,000	27,783
3.112% due 02/15/40	85,000	60,175
Raytheon Technologies Corp
3.750% due 11/01/46	170,000	128,440
4.125% due 11/16/28	130,000	121,571
4.500% due 06/01/42	30,000	25,751
Republic Services Inc 2.500% due 08/15/24	50,000	47,780
TD SYNNEX Corp 2.650% due 08/09/31	400,000	298,734
Textron Inc 2.450% due 03/15/31	700,000	538,038
The Boeing Co
1.433% due 02/04/24	90,000	85,548
2.196% due 02/04/26	315,000	279,824
3.100% due 05/01/26	465,000	425,045
3.200% due 03/01/29	90,000	75,260
3.250% due 02/01/35	290,000	205,279
3.550% due 03/01/38	20,000	13,735
3.750% due 02/01/50	260,000	169,976
5.150% due 05/01/30	390,000	361,227
Union Pacific Corp 2.150% due 02/05/27	10,000	8,939
2.400% due 02/05/30	120,000	100,480
3.750% due 07/15/25	70,000	68,328
3.750% due 02/05/70	40,000	28,080
3.839% due 03/20/60	90,000	67,140

		4,682,596

Technology - 1.0%

Activision Blizzard Inc 1.350% due 09/15/30	58,000	44,096
Analog Devices Inc 2.800% due 10/01/41	20,000	14,188
Apple Inc
2.450% due 08/04/26	140,000	129,218
3.450% due 02/09/45	140,000	110,820

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Broadcom Inc
2.450% due 02/15/31 ~	$500,000	$377,519
3.137% due 11/15/35 ~	300,000	210,840
3.187% due 11/15/36 ~	26,000	17,838
3.469% due 04/15/34 ~	300,000	225,624
CGI Inc (Canada)
1.450% due 09/14/26	300,000	259,742
2.300% due 09/14/31	90,000	66,555
Dell International LLC 6.200% due 07/15/30	60,000	58,480
Intel Corp
1.600% due 08/12/28	130,000	107,445
4.750% due 03/25/50	50,000	43,281
KLA Corp
3.300% due 03/01/50	50,000	35,254
4.650% due 07/15/32	97,000	93,262
Leidos Inc 2.300% due 02/15/31	35,000	25,975
Marvell Technology Inc 2.950% due 04/15/31	30,000	23,307
Microchip Technology Inc
0.972% due 02/15/24	32,000	30,172
0.983% due 09/01/24	40,000	36,852
Microsoft Corp
2.525% due 06/01/50	250,000	164,285
2.675% due 06/01/60	5,000	3,161
2.921% due 03/17/52	10,000	7,075
3.041% due 03/17/62	25,000	17,147
3.300% due 02/06/27	90,000	85,860
3.450% due 08/08/36	10,000	8,785
NVIDIA Corp
2.850% due 04/01/30	30,000	25,758
3.500% due 04/01/40	70,000	54,557
3.500% due 04/01/50	60,000	44,111
3.700% due 04/01/60	40,000	28,747
NXP BV (China)
2.500% due 05/11/31	85,000	64,006
3.250% due 05/11/41	90,000	59,227
Oracle Corp
1.650% due 03/25/26	110,000	96,480
2.875% due 03/25/31	190,000	150,069
2.950% due 04/01/30	20,000	16,145
Renesas Electronics Corp (Japan) 1.543% due 11/26/24 ~	300,000	274,758
Roper Technologies Inc 1.750% due 02/15/31	100,000	73,870
Take-Two Interactive Software Inc 3.700% due 04/14/27	79,000	73,457
Texas Instruments Inc 1.750% due 05/04/30	20,000	16,054
VMware Inc
1.400% due 08/15/26	100,000	85,644
4.700% due 05/15/30	165,000	148,658
Workday Inc
3.500% due 04/01/27	102,000	94,498
3.700% due 04/01/29	50,000	44,903
3.800% due 04/01/32	80,000	69,532
Xilinx Inc 2.375% due 06/01/30	153,000	126,394

		3,743,649

Utilities - 1.6%

Alabama Power Co 1.450% due 09/15/30	400,000	306,739
Alexander Funding Trust 1.841% due 11/15/23 ~	200,000	187,261
APA Infrastructure Ltd 4.200% due 03/23/25 ~	40,000	38,346
Atmos Energy Corp 2.850% due 02/15/52	60,000	38,078

	Principal Amount	Value
Berkshire Hathaway Energy Co 2.850% due 05/15/51	$100,000	$61,743
Consolidated Edison Co of New York Inc
3.350% due 04/01/30	20,000	17,599
3.950% due 04/01/50	10,000	7,724
Consumers Energy Co 3.250% due 08/15/46	45,000	32,753
Duke Energy Carolinas LLC 2.850% due 03/15/32	300,000	248,895
Duke Energy Corp 4.500% due 08/15/32	100,000	90,567
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	18,300
Duquesne Light Holdings Inc 2.775% due 01/07/32 ~	60,000	46,027
Edison International 5.750% due 06/15/27	70,000	68,650
Emera US Finance LP (Canada) 4.750% due 06/15/46	100,000	78,814
Enel Finance International NV (Italy) 2.650% due 09/10/24 ~	400,000	378,924
Entergy Arkansas LLC
2.650% due 06/15/51	45,000	27,298
3.050% due 06/01/23	300,000	297,345
Entergy Louisiana LLC 2.900% due 03/15/51	50,000	31,757
Evergy Inc 2.900% due 09/15/29	130,000	107,575
Eversource Energy 4.600% due 07/01/27	91,000	87,968
Fells Point Funding Trust 3.046% due 01/31/27 ~	135,000	120,451
Fortis Inc (Canada) 3.055% due 10/04/26	135,000	122,955
Indiana Michigan Power Co 3.250% due 05/01/51	45,000	30,168
ITC Holdings Corp
2.950% due 05/14/30 ~	65,000	53,452
4.950% due 09/22/27 ~	84,000	82,085
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	125,000	120,110
JSW Hydro Energy Ltd (India) 4.125% due 05/18/31 ~	276,000	216,969
New York State Electric & Gas Corp 2.150% due 10/01/31 ~	300,000	232,889
NextEra Energy Capital Holdings Inc 5.000% due 07/15/32	185,000	176,892
NRG Energy Inc
2.000% due 12/02/25 ~	80,000	70,725
2.450% due 12/02/27 ~	90,000	73,814
OGE Energy Corp 0.703% due 05/26/23	35,000	34,085
Pacific Gas and Electric Co
1.700% due 11/15/23	345,000	331,026
2.100% due 08/01/27	20,000	16,195
2.500% due 02/01/31	30,000	21,866
2.950% due 03/01/26	50,000	44,165
3.150% due 01/01/26	200,000	179,889
3.250% due 02/16/24	115,000	111,069
3.300% due 08/01/40	10,000	6,422
3.450% due 07/01/25	85,000	79,140
3.500% due 08/01/50	20,000	12,220
3.750% due 08/15/42	33,000	20,988
PacifiCorp 4.150% due 02/15/50	80,000	64,558
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38	30,000	27,243
5.099% due 06/01/54	65,000	62,003
5.212% due 12/01/49	40,000	37,953
Public Service Co of Oklahoma 3.150% due 08/15/51	120,000	77,569

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
ReNew Wind Energy AP2 (India) 4.500% due 07/14/28 ~	$400,000	$300,456
San Diego Gas & Electric Co 2.950% due 08/15/51	100,000	65,218
Southern California Edison Co
1.200% due 02/01/26	95,000	83,713
3.700% due 08/01/25	300,000	288,625
4.125% due 03/01/48	60,000	44,756
Southern Co Gas Capital Corp 3.950% due 10/01/46	75,000	55,199
Southern Power Co 5.150% due 09/15/41	70,000	61,432
Union Electric Co 3.900% due 04/01/52	51,000	40,197
Virginia Electric and Power Co 6.350% due 11/30/37	90,000	92,802
Vistra Operations Co LLC 4.875% due 05/13/24 ~	92,000	89,735
Xcel Energy Inc 4.600% due 06/01/32	200,000	185,701

		5,907,098

Total Corporate Bonds & Notes (Cost $119,920,585)		100,526,957

SENIOR LOAN NOTES - 2.2%

Basic Materials - 0.0%

Asplundh Tree Expert LLC Term B 4.865% (USD LIBOR + 1.750%) due 09/04/27 §	76,753	75,150

Communications - 0.2%

Altice France SA Term B-12 (France) 6.200% (USD LIBOR + 3.688%) due 01/31/26 ± §	237,227	215,877
Charter Communications Operating LLC
Term B-1 4.870% (USD LIBOR + 1.750%) due 04/30/25 §	213,503	210,167
Term B-2 4.870% (USD LIBOR + 1.750%) due 02/01/27 §	196,706	189,645
CSC Holdings LLC
Term B 5.068% (SOFR + 2.250%) due 01/15/26 ± §	49,361	46,276
Term B-5 5.318% (SOFR + 2.500%) due 04/15/27 §	29,250	27,446
Nexstar Media Inc Term B-4 5.615% (USD LIBOR + 2.500%) due 09/18/26 §	152,093	150,398
Zayo Group Holdings Inc Term B 6.115% (USD LIBOR + 3.000%) due 03/09/27 §	90,000	75,632

		915,441

Consumer, Cyclical - 0.4%

Air Canada Term B (Canada) 6.421% (USD LIBOR + 3.500%) due 08/11/28 §	109,725	104,467
Alterra Mountain Co Term B 6.615% (USD LIBOR + 3.500%) due 08/17/28 §	77,200	75,029
Caesars Resort Collection LLC Term B-1 6.615% (USD LIBOR + 3.500%) due 07/20/25 §	39,239	38,806

	Principal Amount	Value
Clarios Global LP Term B 6.365% (USD LIBOR + 3.250%) due 04/30/26 §	$163,011	$154,725
Entain Holdings Gibraltar Ltd Term B-4 6.174% (USD LIBOR + 2.500%) due 03/16/27 §	49,425	48,313
Great Outdoors Group LLC Term B-2 6.865% (USD LIBOR + 3.750%) due 03/05/28 §	49,129	45,475
Harbor Freight Tools USA Inc Term B 5.865% (USD LIBOR + 2.750%) due 10/19/27 §	117,998	107,231
Hunter Douglas Inc Term B (Netherlands) 6.340% (SOFR + 3.500%) due 02/25/29 §	349,125	289,076
Nascar Holdings LLC Term B 5.615% (USD LIBOR + 2.500%) due 10/18/26 §	173,948	171,556
PCI Gaming Authority Term B 5.615% (USD LIBOR + 2.500%) due 05/31/26 §	32,362	31,463
Petco Health & Wellness Co Inc Term B 6.924% (USD LIBOR + 3.250%) due 03/04/28 §	52,784	50,092
Scientific Games International Inc Term B 5.906% (SOFR + 3.000%) due 04/14/29 §	199,500	194,429
Station Casinos LLC Term B-1 5.370% (USD LIBOR + 2.250%) due 02/08/27 §	118,134	113,458
UFC Holdings LLC Term B-3 5.520% (USD LIBOR + 2.750%) due 04/29/26 §	224,473	216,056

		1,640,176

Consumer, Non-Cyclical - 0.5%

AlixPartners LLP Term B 5.865% (USD LIBOR + 2.750%) due 02/04/28 §	246,250	237,139
Eyecare Partners LLC 7.424% (SOFR + 3.750%) due 02/20/27 §	48,826	44,391
Froneri US Inc Term B 5.365% (USD LIBOR + 2.250%) due 01/31/27 §	206,012	194,874
Gainwell Acquisition Corp Term B 7.674% (USD LIBOR + 4.000%) due 10/01/27 §	186,897	178,642
Garda World Security Corp Term B (Canada) 7.240% (USD LIBOR + 4.250%) due 10/30/26 §	34,353	32,492
Global Medical Response Inc Term B 6.814% (USD LIBOR + 4.250%) due 10/02/25 §	128,324	111,898
Horizon Therapeutics USA Inc Term B-2 4.875% (USD LIBOR + 1.750%) due 03/15/28 §	32,485	31,297
ICON Luxembourg SARL Term B (Luxembourg) 5.938% (USD LIBOR + 2.250%) due 07/01/28 §	178,883	175,045
Medline Borrower LP Term B 6.365% (USD LIBOR + 3.250%) due 10/21/28 §	228,850	210,955
Phoenix Guarantor Inc Term B 6.615% (USD LIBOR + 3.500%) due 03/05/26 §	78,800	74,860
Phoenix Newco Inc 6.365% (USD LIBOR + 3.250%) due 11/15/28 §	69,650	66,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
PRA Health Sciences Inc Term B 5.938% (USD LIBOR + 2.250%) due 07/01/28 §	$44,569	$43,613
Triton Water Holdings Inc Term B 7.174% (USD LIBOR + 3.500%) due 03/31/28 §	227,125	204,129
Verscend Holding Corp Term B 7.115% (USD LIBOR + 4.000%) due 08/27/25 § ∞	278,190	271,467

		1,877,427

Diversified - 0.0%

First Eagle Holdings Inc Term B 6.174% (USD LIBOR + 2.500%) due 02/02/27 §	27,976	26,521

Financial - 0.6%

Allspring Buyer LLC Term B 6.688% (USD LIBOR + 3.000%) due 11/01/28 §	128,355	124,879
AmWINS Group Inc Term B 5.365% (USD LIBOR + 2.250%) due 02/19/28 §	216,152	207,119
Asurion LLC
Term B-7 6.115% (USD LIBOR + 3.000%) due 11/03/24 §	145,262	136,274
Term B-8 6.365% (USD LIBOR + 3.250%) due 12/23/26 §	196,028	166,624
Term B-9 6.365% (USD LIBOR + 3.250%) due 07/31/27 §	59,100	49,940
Avolon (US) LLC Term B-5 (Ireland) 5.264% (USD LIBOR + 2.250%) due 12/01/27 §	49,125	47,979
Deerfield Dakota Holding LLC Term B 6.784% (SOFR + 3.750%) due 04/09/27 §	225,316	214,191
FleetCor Technologies Operating Co LLC Term B-4 4.865% (USD LIBOR + 1.750%) due 04/30/28 §	128,376	124,124
Focus Financial Partners LLC Term B-3 5.115% (USD LIBOR + 2.000%) due 07/03/24 §	77,497	75,753
Jane Street Group LLC Term B 5.865% (USD LIBOR + 2.750%) due 01/26/28 §	195,569	187,991
Qatar National Bank QPSC (Qatar) due 11/06/23 ∞	600,000	598,500
The Edelman Financial Engines Center LLC Term B 6.615% (USD LIBOR + 3.500%) due 04/07/28 §	57,917	53,247
VFH Parent LLC Term B 6.118% (SOFR + 3.000%) due 01/13/29 §	90,000	86,287

		2,072,908

Industrial - 0.3%

Ali Group North America Corp Term B 5.149% (SOFR + 2.000%) due 07/22/29 §	218,133	211,226
Brookfield WEC Holdings Inc Term B 5.865% (USD LIBOR + 2.750%) due 08/01/25 §	39,300	37,673

	Principal Amount	Value
Brown Group Holding LLC Term B 5.615% (USD LIBOR + 2.500%) due 06/07/28 §	$148,395	$141,346
Coherent Corp Term B 5.314% (USD LIBOR + 2.750%) due 07/01/29 §	120,000	116,500
Energizer Holdings Inc 5.313% (USD LIBOR + 2.250%) due 12/22/27 §	39,400	37,775
Quikrete Holdings Inc Term B 5.740% (USD LIBOR + 2.625%) due 01/31/27 §	245,581	236,448
Term B-1 6.115% (USD LIBOR + 3.000%) due 03/18/29 §	119,400	115,221
TransDigm Inc Term F 5.924% (USD LIBOR + 2.250%) due 12/09/25 §	9,823	9,434
XPO Logistics Inc Term B 4.383% (USD LIBOR + 1.750%) due 02/23/25 §	215,000	209,826

		1,115,449

Technology - 0.2%

Cloudera Inc Term B 6.865% (USD LIBOR + 3.750%) due 10/08/28 §	89,550	79,588
Dcert Buyer Inc 6.903% (SOFR + 4.000%) due 10/16/26 §	205,045	196,111
Magenta Buyer LLC 7.870% (USD LIBOR + 4.750%) due 07/27/28 §	147,628	133,603
Peraton Corp Term B due 02/01/28 ∞	249,355	236,981

		646,283

Total Senior Loan Notes (Cost $8,796,494)		8,369,355

MORTGAGE-BACKED SECURITIES - 38.3%

Collateralized Mortgage Obligations - Commercial - 5.3%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	900,000	849,188
ACRE Commercial Mortgage CLO Ltd (Cayman) 3.823% (USD LIBOR + 0.830%) due 12/18/37 ~ §	300,546	297,955
4.393% (USD LIBOR + 1.400%) due 12/18/37 ~ §	180,000	172,468
Ashford Hospitality Trust 3.818% (USD LIBOR + 1.000%) due 06/15/35 ~ §	600,000	581,966
BAMLL Commercial Mortgage Securities Trust 4.227% due 08/10/38 ~ §	300,000	272,624
BAMLL Re-REMIC Trust 2.031% due 11/26/47 ~ §	190,000	175,724
5.809% due 08/10/45 ~ §	936,028	280,808
BBCMS Trust (IO) 1.424% due 07/15/54 §	1,937,004	144,509
BDS CLO LLC 4.597% (SOFR + 2.137%) due 08/19/38 ~ §	300,000	299,133
Benchmark Mortgage Trust 3.458% due 03/15/55	300,000	262,918
BPR Trust 4.068% (USD LIBOR + 1.250%) due 02/15/29 ~ §	320,000	310,876

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
BX Commercial Mortgage Trust 3.667% due 03/11/44 ~ §	$230,000	$172,305
Citigroup Commercial Mortgage Trust 3.778% due 09/10/58	700,000	669,779
Commercial Mortgage Trust 2.398% due 01/10/38 ~ §	300,000	257,516
3.545% due 02/10/36 ~	1,000,000	917,535
4.441% due 02/10/48 §	90,000	82,874
CSMC Trust
2.257% due 08/15/37 ~	978,834	886,864
4.373% due 09/15/37 ~	830,000	588,590
5.842% (USD LIBOR + 3.024%) due 12/15/22 ~ §	427,140	426,558
6.557% (USD LIBOR + 3.739%) due 09/16/25 ~ §	560,000	539,715
DBGS Mortgage Trust 3.843% due 04/10/37 ~	900,000	782,838
Fannie Mae
1.764% due 11/25/31 §	300,000	238,459
2.151% due 04/25/32 §	1,050,000	855,144
3.273% due 02/25/29	30,000	27,857
3.610% due 02/25/31	70,000	65,660
3.700% due 01/25/36	100,000	91,645
Fannie Mae (IO) 2.348% due 01/25/31 §	4,917,131	523,995
FHLMC Multifamily Structured Pass Through Certificates
1.306% due 10/25/30 §	2,700,000	210,010
1.981% due 12/25/31 §	400,000	322,669
2.400% due 03/25/32	400,000	333,938
FHLMC Multifamily Structured Pass-Through Certificates (IO) 1.290% due 11/25/30 §	3,235,000	249,078
1.467% due 12/25/29 §	1,490,000	101,463
Freddie Mac Multiclass Certificates (IO) 2.608% due 10/27/28 §	2,670,000	323,159
Freddie Mac Multifamily Structured Credit Risk 4.081% (SOFR + 1.800%) due 07/25/41 ~ §	365,229	341,539
Freddie Mac Multifamily WI Certificates 3.710% due 11/25/32	290,000	270,205
Freedom 7.540% (USD LIBOR + 4.400%) due 03/25/23 ~ §	216,250	214,066
FREMF Mortgage Trust
3.690% due 01/25/26 ~ §	350,000	319,239
4.009% due 01/25/50 ~ §	415,000	391,112
4.067% due 12/25/46 ~ §	300,000	295,511
4.703% (USD LIBOR + 2.150%) due 01/25/26 ~ §	121,578	119,641
FRR Re-REMIC Trust 0.422% due 10/27/46 ~ §	100,000	95,696
Government National Mortgage Association 1.450% due 01/16/63	300,152	243,238
2.849% due 11/16/47 §	39,321	36,056
Government National Mortgage Association (IO) 0.323% due 01/16/53 §	3,891,634	34,726
0.432% due 04/16/47 §	2,181,632	24,044
0.640% due 02/16/61 §	691,515	39,134
GS Mortgage Securities Corp II 4.618% (USD LIBOR + 1.800%) due 09/15/31 ~ §	1,029,248	875,051
6.246% (SOFR + 3.400%) due 08/15/39 ~ §	300,000	301,146
HavenPark MHC 3.700% due 08/01/32	343,000	336,904
JP Morgan Chase Commercial Mortgage Securities Trust 6.939% (USD LIBOR + 4.000%) due 01/16/37 ~ §	68,709	63,449

	Principal Amount	Value
7.068% (USD LIBOR + 4.250%) due 12/15/36 ~ §	$280,000	$163,854
9.568% (USD LIBOR + 6.750%) due 12/15/36 ~ §	280,000	152,463
JPMDB Commercial Mortgage Securities Trust 4.009% due 03/15/50 §	180,000	155,140
Lofts 4.410% due 07/01/33 ±	482,000	472,813
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	22,646	11,300
Morgan Stanley Capital I Trust 2.428% due 04/05/42 ~ §	400,000	312,047
PFP Ltd CLO (Cayman)
4.339% (USD LIBOR + 1.400%) due 04/14/38 ~ §	261,987	248,110
5.321% (SOFR + 2.274%) due 08/19/35 ~ §	300,000	299,437
Pralle Mead 4.550% due 09/01/32 ±	500,000	496,565
SLG Office Trust 2.585% due 07/15/41 ~	235,000	188,882
TTAN 3.668% (USD LIBOR + 0.850%) due 03/15/38 ~ §	398,731	385,312
Villas at Cordoba 4.510% due 09/01/32 ±	500,000	493,750
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 ~ §	59,054	55,859
Wells Fargo Commercial Mortgage Trust 3.968% (USD LIBOR + 1.150%) due 02/15/40 ~ §	199,985	190,969
Wells Fargo Commercial Mortgage Trust (IO) 1.334% due 03/15/50 §	4,061,695	162,948
1.674% due 08/15/54 §	1,291,627	117,325

		20,223,351

Collateralized Mortgage Obligations - Residential - 6.0%

Ajax Mortgage Loan Trust 2.239% due 06/25/66 ~	231,255	213,744
Alternative Loan Trust 3.044% due 06/25/37 §	50,874	42,103
3.424% (USD LIBOR + 0.340%) due 07/25/46 §	816	4,010
3.504% (USD LIBOR + 0.420%) due 05/25/35 §	155,589	140,413
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,311,679	240,547
Anchor Mortgage Trust 2.600% due 10/25/26 ~	340,000	317,825
Banc of America Funding Trust 3.261% due 05/25/35 §	8,694	8,433
Bayview Financing Trust 5.700% (USD LIBOR + 3.000%) due 11/10/22 ~ §	113,652	114,561
BCAP LLC Trust 4.690% due 03/26/37 ~	15,399	14,975
Bear Stearns Adjustable Rate Mortgage Trust 2.702% due 01/25/35 §	94,198	95,308
3.363% due 08/25/33 §	12,131	11,687
4.129% due 10/25/36 §	2,501	2,276
Bear Stearns ALT-A Trust 2.999% due 05/25/35 §	8,784	8,328
3.542% due 11/25/36 §	35,684	20,324
Cascade MH Asset Trust 2.708% due 02/25/46 ~	284,000	220,974
CFMT LLC 0.946% due 12/26/30 ~ §	167,264	162,659
1.374% due 02/25/31 ~ §	665,000	621,437
Chase Mortgage Finance Trust 3.094% due 02/25/37 §	75,723	74,155
3.710% due 09/25/36 §	33,263	28,456

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
ChaseFlex Trust 3.384% (USD LIBOR + 0.300%) due 08/25/37 §	$211,819	$185,657
Chevy Chase Funding LLC 2.702% due 05/25/35 ~ §	529,240	418,171
3.334% (USD LIBOR + 0.250%) due 08/25/35 ~ §	7,725	7,121
Citigroup Mortgage Loan Trust Inc 3.790% (UST + 2.150%) due 09/25/35 §	2,351	2,290
Countrywide Home Loan Mortgage Pass Through Trust 3.724% (USD LIBOR + 0.640%) due 03/25/35 §	5,364	4,854
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	23,643	17,987
CSMC Trust
1.538% due 02/25/66 ~ §	303,947	264,947
1.668% due 09/27/60 ~ §	478,543	451,630
2.000% due 01/25/60 ~ §	411,873	359,477
Downey Saving &Loan Association Mortgage LoanTrust 3.173% (USD LIBOR + 0.180%) due 04/19/47 §	69,542	75,842
Eurosail-UK PLC (United Kingdom) 3.174% (SONIA + 1.069%) due 06/13/45 ~ §	GBP 384,517	426,210
Fannie Mae 2.000% due 08/25/50	$300,000	237,236
3.500% due 09/25/45	128,089	110,520
3.500% due 11/25/57	713,525	678,527
4.625% (US PRIME - 1.625%) due 11/25/23 §	8,366	8,265
5.500% due 04/25/35	233,191	242,331
Fannie Mae (IO) 2.500% due 01/25/49	860,160	125,820
2.916% (6.000% - USD LIBOR) due 11/25/45 §	849,589	85,264
3.016% (6.100% - USD LIBOR) due 09/25/46 §	234,476	15,271
4.000% due 03/25/43	118,200	18,062
4.000% due 04/25/43	460,350	77,940
Fannie Mae Connecticut Avenue Securities 7.084% (USD LIBOR + 4.000%) due 05/25/30 §	450,000	456,479
Freddie Mac REMICS 3.000% due 08/15/48	49,052	44,304
4.000% due 04/25/52	100,000	91,205
8.000% due 04/15/30	36,240	38,711
Freddie Mac REMICS (IO)
2.000% due 10/25/50	87,615	12,086
2.500% due 05/25/49	281,219	39,047
2.500% due 09/25/50	153,911	23,702
3.500% due 04/15/43	138,250	22,279
4.000% due 04/15/43	42,104	2,169
Freddie Mac Stacr Remic Trust Debt Notes 5.384% (USD LIBOR + 2.300%) due 01/25/50 ~ §	160,000	146,928
Freddie Mac Strips (IO) 3.282% (6.100% - USD LIBOR) due 08/15/44 §	111,967	12,165
Government National Mortgage Association 1.968% (USD LIBOR + 0.750%) due 04/20/67 §	426,368	419,601
2.657% (USD LIBOR + 0.300%) due 05/20/68 §	217,870	216,746
2.666% (USD LIBOR + 1.280%) due 02/20/71 §	573,612	572,125
2.807% (USD LIBOR + 0.450%) due 07/20/70 §	231,842	225,469
2.857% (USD LIBOR + 0.500%) due 06/20/69 §	128,119	126,413
2.957% (USD LIBOR + 0.600%) due 07/20/65 §	549,351	543,963

	Principal Amount	Value
3.157% (USD LIBOR + 0.800%) due 06/20/66 §	$430,007	$428,024
3.157% (USD LIBOR + 0.800%) due 07/20/66 §	746,659	743,512
3.637% (USD LIBOR + 1.280%) due 01/20/71 §	801,314	803,534
4.143% due 09/20/66 §	541,598	553,283
Government National Mortgage Association (IO)
1.332% due 03/20/71 §	7,540,797	315,245
2.500% due 08/20/50	163,791	23,407
2.500% due 09/20/50	84,905	12,625
2.500% due 10/20/50	172,422	23,596
3.136% (6.150% - USD LIBOR) due 02/20/46 §	752,860	88,002
3.161% (6.100% - USD LIBOR) due 10/16/46 §	157,361	22,101
4.000% due 11/20/44	352,249	62,390
4.500% due 11/16/45	148,434	30,770
Great Hall Mortgages PLC (United Kingdom) 3.657% (USD LIBOR + 0.130%) due 06/18/39 ~ §	119,946	118,119
GS Mortgage-Backed Securities Corp Trust 2.000% due 12/25/60 ~ §	620,000	522,977
GSR Mortgage Loan Trust
6.000% due 11/25/35	390,817	193,489
6.000% due 07/25/37	199,933	142,149
HarborView Mortgage Loan Trust
3.244% (USD LIBOR + 0.320%) due 05/25/38 §	153,764	126,142
3.333% (USD LIBOR + 0.340%) due 12/19/36 §	85,831	73,335
3.374% due 08/19/36 §	77,512	62,977
3.433% (USD LIBOR + 0.440%) due 05/19/35 §	137,874	125,156
3.524% due 02/25/36 §	36,408	14,375
JP Morgan Mortgage Trust
3.082% due 07/25/35 §	6,114	6,133
3.500% due 10/25/48 ~ §	201,115	180,119
5.750% due 01/25/36	10,503	5,425
Ludgate Funding PLC (United Kingdom) 3.490% (GBP LIBOR + 0.160%) due 01/01/61 ~ §	GBP 352,213	369,649
Merrill Lynch Mortgage Investors Trust 2.689% due 11/25/35 §	$153,047	143,143
Metlife Securitization Trust 3.750% due 03/25/57 ~ §	468,589	443,936
Mortgage Repurchase Agreement Financing Trust 4.637% (SOFR + 2.000%) due 03/30/25 ~ §	190,000	190,000
New Residential Mortgage Loan Trust
2.492% due 09/25/59 ~ §	68,665	63,229
3.500% due 12/25/57 ~ §	400,648	386,121
OBX Trust 3.734% (USD LIBOR + 0.650%) due 06/25/57 ~ §	415,414	403,638
PRPM LLC 2.115% due 01/25/26 ~ §	257,308	239,949
Radnor RE Ltd (Bermuda) 4.981% (SOFR + 2.700%) due 12/27/33 ~ §	590,000	571,213
RALI Trust 6.000% due 03/25/37	573,360	461,927
Reperforming Loan REMIC Trust 3.424% (USD LIBOR + 0.340%) due 06/25/35 ~ §	16,490	15,696
3.424% (USD LIBOR + 0.340%) due 01/25/36 ~ §	94,341	90,325
Seasoned Credit Risk Transfer Trust
3.250% due 11/25/61	186,910	169,437
3.500% due 05/25/57	257,398	245,402
3.500% due 06/25/57	274,477	260,576
4.250% due 09/25/60 ~	620,000	538,503
Towd Point Mortgage Funding PLC (United Kingdom)
2.588% (SONIA + 0.900%) due 07/20/45 ~ §	GBP 1,067,985	1,192,270

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
2.832% (SONIA + 1.144%) due 10/20/51 ~ §	GBP 683,248	$760,397
2.885% (SONIA + 0.900%) due 05/20/45 ~ §	1,066,702	1,188,214
Towd Point Mortgage Trust
3.000% due 04/25/60 ~ §	$240,000	185,411
3.250% due 10/25/57 ~ §	180,000	159,728
3.407% due 10/25/53 ~ §	300,000	261,597
4.000% due 11/25/47 ~	153,450	146,793
Two 6.140% (USD LIBOR + 3.000%) due 03/25/23 ~ §	750,000	755,625
WaMu Mortgage Pass-Through Certificates Trust 3.208% due 02/25/37 §	80,297	74,484

		23,143,177

Fannie Mae - 21.3%

due 10/01/52 #	6,400,000	5,260,840
due 10/01/52 #	8,900,000	8,480,727
due 10/01/52 #	2,450,000	2,208,367
due 11/01/52 #	7,000,000	6,811,911
due 11/01/52 #	11,100,000	9,662,135
due 11/01/52 #	11,900,000	11,036,320
due 11/01/52 #	4,500,000	4,048,799
0.970% due 07/01/27	1,167,914	997,389
1.090% due 04/01/28	506,000	424,517
1.275% due 04/01/30	729,704	586,821
1.370% due 03/01/30	655,068	534,403
1.410% due 12/01/30	1,210,000	955,911
1.440% due 01/01/31	1,142,000	900,829
1.460% due 12/01/30	715,000	567,328
1.500% due 01/01/51 - 03/01/51	188,326	145,201
1.560% due 01/01/31	500,000	398,588
1.754% due 03/01/32 §	449,959	358,773
1.870% due 05/01/31	350,000	285,465
2.000% due 12/01/41 - 03/01/52	2,163,531	1,773,957
2.010% due 01/01/32	350,000	284,960
2.140% due 12/01/33	250,000	201,756
2.149% due 02/01/32 §	219,312	181,384
2.160% due 12/01/33	300,000	242,576
2.304% (US FED + 1.200%) due 10/01/44 §	4,837	4,916
2.320% (USD LIBOR + 1.610%) due 11/01/32 §	12,315	12,092
2.500% due 09/01/36 - 09/01/61	8,587,021	7,267,440
2.550% due 10/01/30	160,000	140,538
2.810% due 04/01/25	30,000	28,732
2.930% due 06/01/30	76,582	69,579
3.000% due 09/01/28 - 07/01/60	7,873,787	6,995,059
3.160% due 05/01/29	38,234	35,332
3.250% due 05/01/29	58,771	54,913
3.450% due 03/01/29	38,474	36,395
3.486% (UST + 2.360%) due 11/01/34 §	12,838	13,241
3.500% due 12/01/34 - 09/01/61	3,505,543	3,193,699
3.610% due 01/01/37	453,532	423,336
3.620% due 05/01/32	497,477	463,704
3.961% (COFI + 1.928%) due 12/01/36 §	685	698
4.000% due 06/01/25 - 08/01/59	2,082,060	1,964,570
4.043% (UST + 2.043%) due 09/01/35 §	6,595	6,545
4.140% due 07/01/32	660,000	641,201
4.500% due 06/01/24 - 09/01/57	2,254,633	2,178,229
5.000% due 02/01/35 - 01/01/59	681,992	675,491
5.500% due 06/01/23 - 05/01/58	974,872	1,002,348
6.000% due 02/01/33 - 07/01/41	114,871	120,231

		81,677,246

	Principal Amount	Value

Freddie Mac - 2.2%

1.500% due 10/01/41 - 11/01/41	$427,767	$342,469
2.000% due 09/01/41 - 04/01/51	728,246	608,761
2.500% due 07/01/50 - 01/01/52	1,221,432	1,034,898
2.850% due 03/01/33	1,288,425	1,119,038
2.878% (USD LIBOR + 1.619%) due 11/01/47 §	126,912	122,341
2.905% (UST + 2.250%) due 11/01/31 §	714	702
3.000% due 09/01/32 - 02/01/52	812,794	723,221
3.009% (USD LIBOR + 1.628%) due 11/01/48 §	344,285	327,169
3.090% (USD LIBOR + 1.621%) due 02/01/50 §	206,363	198,483
3.250% (UST + 2.250%) due 04/01/32 §	4,755	4,703
3.480% (USD LIBOR + 1.734%) due 06/01/35 §	19,606	19,983
3.500% due 04/01/33 - 06/01/46	674,364	628,111
3.586% (USD LIBOR + 1.345%) due 09/01/35 §	2,474	2,496
4.000% due 11/01/33 - 07/01/49	2,612,144	2,476,396
4.120% (USD LIBOR + 1.870%) due 09/01/35 §	5,669	5,610
4.500% due 11/01/44 - 09/01/50	141,771	137,843
5.000% due 08/01/48 - 07/01/52	328,814	323,692
5.500% due 04/01/38 - 05/01/40	252,532	260,468
6.000% due 03/01/23	317	323

		8,336,707

Government National Mortgage Association - 3.5%

due 09/20/52 - 10/20/52 #	2,043,000	1,814,956
due 10/20/52 #	2,800,000	2,547,820
2.000% due 12/20/50	284,675	236,216
2.500% due 01/20/51 - 10/20/51	1,667,837	1,434,140
2.816% due 07/20/71 §	256,740	226,928
2.935% due 10/20/70 §	346,835	308,565
3.000% due 09/15/42 - 04/20/52	2,107,961	1,866,768
3.091% due 12/20/71 §	289,568	259,149
3.500% due 01/20/46 - 02/20/52	2,161,279	1,977,418
4.000% due 11/20/47 - 08/20/52	1,076,555	1,010,743
4.500% due 06/20/48 - 06/20/52	603,637	589,196
4.741% (UST + 1.734%) due 10/20/71 §	252,897	260,585
4.820% (UST + 1.834%) due 08/20/71 §	246,779	255,532
5.000% due 10/15/38 - 06/20/52	710,686	705,201

		13,493,217

Total Mortgage-Backed Securities (Cost $162,608,553)		146,873,698

ASSET-BACKED SECURITIES - 9.3%

ACE Securities Corp Home Equity Loan Trust 4.059% (USD LIBOR + 0.975%) due 07/25/35 §	89,221	88,858
American Homes 4 Rent Trust 5.885% due 04/17/52 ~	300,000	295,452
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	540,000	487,044
Ameriquest Mortgage Securities Inc
3.954% (USD LIBOR + 0.870%) due 10/25/35 §	250,000	244,268
5.139% (USD LIBOR + 2.055%) due 11/25/34 §	362,404	309,786
AMSR Trust
2.006% due 11/17/37 ~	365,000	323,377

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
2.327% due 10/17/38 ~	$128,000	$108,186
2.751% due 06/17/38 ~ §	350,000	283,401
4.000% due 10/17/39 ~	250,000	204,954
Aqua Finance Trust 3.970% due 07/17/46 ~	210,000	192,311
Ares XL CLO Ltd (Cayman) 3.382% (USD LIBOR + 0.870%) due 01/15/29 ~ §	255,906	252,753
Argent Securities Inc
3.904% (USD LIBOR + 0.820%) due 02/25/34 §	376,156	352,732
4.209% (USD LIBOR + 1.125%) due 11/25/34 §	410,097	405,094
Asset-Backed Funding Certificates Trust 3.784% (USD LIBOR + 0.700%) due 06/25/34 §	37,041	34,638
Avoca CLO XVII DAC (Netherlands) 0.820% (EUR LIBOR + 0.820%) due 10/15/32 ~ §	EUR 300,000	283,221
Bear Stearns Asset-Backed Securities I Trust
3.324% (USD LIBOR + 0.240%) due 12/25/36 §	$1,224,819	1,072,103
4.089% (USD LIBOR + 1.005%) due 06/25/35 §	156,877	154,570
Benefit Street Partners CLO XVI Ltd (Cayman) 3.770% (USD LIBOR + 1.030%) due 01/17/32 ~ §	400,000	389,068
Business Jet Securities LLC
2.918% due 04/15/36 ~	239,895	204,078
2.981% due 11/15/35 ~	362,103	330,726
Capital One Multi-Asset Execution Trust 3.398% (USD LIBOR + 0.580%) due 07/15/27 §	300,000	300,078
Carlyle Global Market Strategies CLO Ltd 3.872% (USD LIBOR + 0.950%) due 08/14/30 ~ §	300,000	295,760
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	99,125	86,768
CBAM Ltd CLO (Cayman) 3.760% (USD LIBOR + 1.020%) due 04/17/31 ~ §	800,000	785,827
Citibank Credit Card Issuance Trust
3.672% (USD LIBOR + 0.620%) due 04/22/26 §	200,000	200,066
3.808% (USD LIBOR + 0.610%) due 08/07/27 §	100,000	99,990
Citigroup Mortgage Loan Trust 3.759% (USD LIBOR + 0.675%) due 11/25/45 ~ §	36,334	36,277
CLNC Ltd CLO (Cayman) 4.383% (SOFR + 1.364%) due 08/20/35 ~ §	622,299	615,147
College Ave Student Loans LLC 3.060% due 07/26/55 ~	390,000	329,381
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	370,000	341,234
Countrywide Asset-Backed Certificates
3.224% (USD LIBOR + 0.140%) due 07/25/37 §	221,198	202,562
3.684% (USD LIBOR + 0.600%) due 06/25/36 §	156,077	154,716
Credit Acceptance Auto Loan Trust 1.640% due 06/17/30 ~	665,000	592,615
Crossroads Asset Trust 1.120% due 06/20/25 ~	116,000	112,351
DataBank Issuer 2.060% due 02/27/51 ~	250,000	215,117
Discover Card Execution Note Trust 3.418% (USD LIBOR + 0.600%) due 12/15/26 §	300,000	300,024

	Principal Amount	Value
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	$175,064	$158,102
Dryden 36 Senior Loan Fund (Cayman) 3.532% (USD LIBOR + 1.020%) due 04/15/29 ~ §	278,843	275,949
Enterprise Fleet Financing LLC 4.380% due 07/20/29 ~	300,000	296,002
Exeter Automobile Receivables Trust
5.300% due 09/15/27	160,000	156,749
6.760% due 09/15/28	400,000	396,596
First Franklin Mortgage Loan Trust 3.204% (USD LIBOR + 0.120%) due 11/25/36 §	486,828	451,966
FirstKey Homes Trust
2.389% due 08/17/38 ~	300,000	251,026
2.668% due 10/19/37 ~	500,000	447,406
4.500% due 07/17/39 ~	350,000	304,580
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ §	300,000	238,476
3.650% due 02/25/24 ~ §	630,000	609,336
3.850% due 10/25/26 ~ §	210,000	170,043
4.450% due 01/25/26 ~ §	500,000	430,806
FORT CRE Issuer LLC CLO 4.132% (SOFR + 1.850%) due 02/23/39 ~ §	300,000	288,419
Foundation Finance Trust 1.270% due 05/15/41 ~	165,843	148,774
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	186,117
Freed ABS Trust 5.790% due 08/20/29 ~	240,000	237,498
Gallatin CLO VIII Ltd (Cayman) 3.602% (USD LIBOR + 1.090%) due 07/15/31 ~ §	300,000	293,296
Gallatin CLO IX Ltd (Cayman) 3.782% (USD LIBOR + 1.050%) due 01/21/28 ~ §	261,099	260,001
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	500,000	479,219
GLS Auto Receivables Issuer Trust
0.870% due 12/16/24 ~	26,264	26,227
1.140% due 11/17/25 ~	145,000	142,042
1.640% due 10/15/26 ~	75,000	71,451
Goldentree Loan Management US CLO 2 Ltd (Cayman) 3.620% (USD LIBOR + 0.910%) due 11/20/30 ~ §	400,000	391,400
GSAA Home Equity Trust
3.284% (USD LIBOR + 0.200%) due 03/25/37 §	372,802	121,680
4.134% (USD LIBOR + 1.050%) due 06/25/35 §	270,000	225,694
6.000% due 10/25/37	136,458	117,973
Hildene Community Funding CDO Ltd CLO (Cayman) 2.600% due 11/01/35 ~	280,000	258,371
Home Equity Asset Trust 3.984% (USD LIBOR + 0.900%) due 11/25/34 §	24,269	24,240
Jamestown CLO XV Ltd (Cayman) 3.852% (USD LIBOR + 1.340%) due 04/15/33 ~ §	1,100,000	1,071,219
JP Morgan Mortgage Acquisition Trust 3.384% (USD LIBOR + 0.300%) due 01/25/37 §	160,000	154,100
KKR CLO 18 Ltd (Cayman) 3.680% (USD LIBOR + 0.940%) due 07/18/30 ~ §	300,000	294,247
KREF Ltd CLO 4.474% (SOFR + 1.450%) due 02/17/39 ~ §	300,000	288,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Lendmark Funding Trust
1.900% due 11/20/31 ~	$450,000	$378,946
2.470% due 11/20/31 ~	100,000	79,302
6.600% due 07/20/32 ~	400,000	385,343
LFT CRE Ltd CLO (Cayman) 4.768% (USD LIBOR + 1.950%) due 06/15/39 ~ §	250,000	242,287
LoanCore Issuer Ltd CLO (Cayman) 3.948% (USD LIBOR + 1.130%) due 05/15/28 ~ §	6,113	6,145
LP LMS 3.228% due 10/15/28 ~	135,504	134,858
Madison Park Euro Funding XIV DAC CLO (Ireland) 0.800% (EUR LIBOR + 0.800%) due 07/15/32 ~ §	EUR 300,000	282,350
Madison Park Funding Ltd CLO (Cayman) 3.262% (USD LIBOR + 0.750%) due 04/15/29 ~ §	$288,777	284,446
Magnetite XVIII Ltd CLO (Cayman) 3.785% (USD LIBOR + 0.880%) due 11/15/28 ~ §	294,177	288,735
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	344,150	337,944
Marlette Funding Trust 1.810% due 12/15/31 ~	400,000	350,072
Mastr Asset-Backed Securities Trust 3.304% (USD LIBOR + 0.220%) due 10/25/36 §	568,247	193,151
Merrill Lynch Mortgage Investors Trust 3.404% (USD LIBOR + 0.320%) due 04/25/37 §	315,846	159,653
MF1 Ltd CLO (Cayman) 3.634% (SOFR + 1.350%) due 02/19/37 ~ §	300,000	287,198
National Collegiate Student Loan Trust 3.444% (USD LIBOR + 0.360%) due 01/26/32 §	1,000,000	753,226
Navient Student Loan Trust 4.234% (USD LIBOR + 1.150%) due 07/26/66 ~ §	133,768	132,982
New Century Home Equity Loan Trust 3.804% (USD LIBOR + 0.720%) due 10/25/35 §	547,405	535,291
NRZ Excess Spread-Collateralized Notes
3.104% due 07/25/26 ~	337,924	295,881
3.844% due 12/25/25 ~	220,289	201,580
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	193,606	170,584
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	120,000	99,027
Oportun Funding XIV LLC 1.210% due 03/08/28 ~	105,000	97,542
Option One Mortgage Loan Trust 3.214% (USD LIBOR + 0.130%) due 07/25/37 §	727,286	474,176
OZLM VIII Ltd CLO (Cayman) 3.720% (USD LIBOR + 0.980%) due 10/17/29 ~ §	277,873	274,945
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	209,278	204,562
Pagaya AI Technology in Housing Trust 4.250% due 08/25/25 ~	400,000	375,971
Palmer Square European Loan Funding DAC CLO (Ireland) 0.720% (EUR LIBOR + 0.720%) due 10/15/31 ~ §	EUR 297,878	285,665
PNMAC GMSR Issuer Trust 6.531% (SOFR + 4.250%) due 05/25/27 ~ §	$150,000	143,317
PRET LLC 2.487% due 10/25/51 ~ §	358,026	334,014

	Principal Amount	Value
Progress Residential Trust 2.106% due 04/17/38 ~	$565,000	$475,555
Rad CLO 5 Ltd (Cayman) 3.903% (USD LIBOR + 1.120%) due 07/24/32 ~ §	600,000	585,315
RASC Trust 3.424% (USD LIBOR + 0.340%) due 04/25/37 §	174,893	166,230
Regional Management Issuance Trust
1.680% due 03/17/31 ~	198,000	177,190
3.040% due 03/17/31 ~	191,000	160,602
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	100,000	91,044
Santander Drive Auto Receivables Trust
3.980% due 01/15/25	300,000	298,187
4.140% due 02/16/27	210,000	207,578
SBA Small Business Investment Cos 3.548% due 09/10/28	122,175	114,974
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	345,000	301,152
Securitized Asset-Backed Receivables LLC Trust 3.214% (USD LIBOR + 0.130%) due 05/25/37 §	50,634	39,887
3.364% (USD LIBOR + 0.280%) due 05/25/36 §	139,416	79,065
Sierra Timeshare Receivables Funding LLC 1.350% due 09/20/38 ~	196,053	182,284
SMB Private Education Loan Trust
2.310% due 01/15/53 ~	150,000	131,541
3.648% (USD LIBOR + 0.830%) due 09/15/37 ~ §	438,857	430,573
Structured Asset Investment Loan Trust 3.804% (USD LIBOR + 0.720%) due 07/25/35 §	173,806	167,094
STWD Ltd CLO (Cayman) 4.116% (SOFR + 1.194%) due 07/15/38 ~ §	618,089	614,118
Sunnova Helios II Issuer LLC 5.320% due 06/20/46 ~	159,958	137,193
TRTX Issuer Ltd CLO (Cayman) 4.186% (SOFR + 1.264%) due 10/15/34 ~ §	151,636	151,864
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	450,000	430,935
United States Small Business Administration
2.690% due 07/01/44	45,115	39,231
2.980% due 04/01/39	45,315	41,951
Upstart Securitization Trust 0.870% due 03/20/31 ~	55,690	55,285
US Auto Funding Trust 5.130% due 12/15/25 ~	300,000	284,867
VCAT LLC 2.289% due 12/26/50 ~	318,041	305,735
Venture XXVIII CLO Ltd (Cayman) 3.700% (USD LIBOR + 0.990%) due 07/20/30 ~ §	300,000	295,453
VOLT XCII LLC 1.893% due 02/27/51 ~	119,726	109,279
VOLT XCIII LLC 1.893% due 02/27/51 ~	435,345	406,161
VOLT XCIV LLC 2.240% due 02/27/51 ~	288,157	268,571
Wachovia Mortgage Loan Trust 3.774% (USD LIBOR + 0.690%) due 10/25/35 §	764,675	694,925
Westlake Automobile Receivables Trust 5.480% due 09/15/27 ~	290,000	281,452

Total Asset-Backed Securities (Cost $36,773,666)		35,466,772

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 16.8%

U.S. Treasury Bonds - 9.3%

1.125% due 08/15/40	$460,000	$285,218
1.250% due 05/15/50	1,414,000	792,089
1.375% due 08/15/50	1,745,000	1,011,418
1.625% due 11/15/50	400,000	248,531
1.750% due 08/15/41	2,655,000	1,816,964
1.875% due 02/15/41	1,400,000	992,387
1.875% due 02/15/51	4,340,000	2,874,911
1.875% due 11/15/51	1,030,000	681,611
2.000% due 11/15/41	225,000	161,178
2.000% due 02/15/50	960,000	660,112
2.000% due 08/15/51	765,000	522,889
2.250% due 05/15/41	1,015,000	767,891
2.250% due 08/15/46	50,000	36,049
2.250% due 02/15/52	1,680,000	1,221,150
2.375% due 02/15/42	1,330,000	1,019,736
2.375% due 05/15/51	1,380,000	1,033,059
2.875% due 05/15/43	1,700,000	1,402,633
2.875% due 08/15/45	1,300,000	1,061,887
2.875% due 05/15/52	3,165,000	2,655,138
3.000% due 05/15/42	600,000	510,914
3.000% due 08/15/48	300,000	253,975
3.000% due 08/15/52	610,000	526,602
3.125% due 02/15/43	102,000	87,764
3.125% due 08/15/44	1,800,000	1,539,914
3.250% due 05/15/42	11,440,000	10,156,575
3.375% due 08/15/42	1,200,000	1,087,312
3.375% due 05/15/44	900,000	803,707
3.500% due 02/15/39	150,000	142,969
3.625% due 02/15/44	69,000	64,194
3.875% due 08/15/40	320,000	314,775
4.250% due 05/15/39	400,000	417,391
4.625% due 02/15/40	400,000	435,336

		35,586,279

U.S. Treasury Notes - 7.5%

0.250% due 07/31/25	2,000,000	1,788,008
0.500% due 02/28/26	940,000	829,660
0.500% due 10/31/27	1,675,000	1,402,551
0.625% due 10/15/24	100,000	92,971
0.875% due 06/30/26	194,000	171,796
0.875% due 09/30/26	166,300	146,338
1.250% due 03/31/28	540,000	465,729
1.375% due 11/15/31	88,500	71,929
1.500% due 02/15/30	95,000	80,654
1.875% due 02/28/29	700,000	616,273
2.500% due 08/15/23	900,000	886,467
2.625% due 05/31/27	6,775,000	6,361,354
2.625% due 07/31/29	10,000	9,191
2.750% due 04/30/27	40,000	37,758
2.750% due 07/31/27	1,270,000	1,196,082
2.750% due 05/31/29	3,755,000	3,478,215
2.875% due 10/31/23	1,000,000	985,078
2.875% due 04/30/29	1,340,000	1,251,225
2.875% due 05/15/32	6,580,000	6,084,958
3.125% due 08/31/27	605,000	580,422
3.125% due 08/31/29	1,625,000	1,542,607
3.250% due 06/30/29	700,000	669,197

		28,748,463

Total U.S. Treasury Obligations (Cost $75,736,043)		64,334,742

FOREIGN GOVERNMENT BONDS & NOTES - 3.4%

Argentine Republic Government International (Argentina)
0.500% due 07/09/30	417,100	84,246
1.000% due 07/09/29	18,460	3,573
3.500% due 07/09/41	250,000	53,790
Brazilian Government (Brazil)
4.750% due 01/14/50	510,000	348,774
5.625% due 02/21/47	300,000	232,155

	Principal Amount	Value
Chile Government International (Chile)
2.550% due 01/27/32	$200,000	$157,376
3.500% due 01/31/34	300,000	245,902
China Government (China)
3.310% due 11/30/25 ~	CNY 2,000,000	286,495
3.380% due 11/21/24 ~	500,000	71,541
3.390% due 05/21/25 ~	1,000,000	143,086
Colombia Government (Colombia)
4.125% due 02/22/42	$200,000	114,212
5.625% due 02/26/44	200,000	133,125
Indonesia Government (Indonesia) 4.350% due 01/11/48	200,000	157,937
Indonesia Treasury (Indonesia)
6.500% due 02/15/31	IDR 11,033,000,000	686,644
7.000% due 05/15/27	9,084,000,000	596,863
7.500% due 06/15/35	1,622,000,000	106,728
Israel Government (Israel) 4.125% due 01/17/48	$600,000	513,063
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 141,392,615	1,020,903
Kenya Government International (Kenya) 6.300% due 01/23/34 ~	$380,000	234,226
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 4,240,000	181,714
7.750% due 11/13/42	66,400,000	2,737,469
8.000% due 11/07/47	14,560,000	610,187
8.500% due 05/31/29	2,780,000	130,157
Mexico Government (Mexico)
2.659% due 05/24/31	$200,000	153,837
4.125% due 01/21/26	200,000	194,323
4.350% due 01/15/47	300,000	212,668
Panama Government (Panama)
2.252% due 09/29/32	300,000	211,975
4.500% due 04/16/50	200,000	139,839
Peru Government (Peru) 6.150% due 08/12/32	PEN 3,000,000	622,156
Peruvian Government (Peru)
5.625% due 11/18/50	$30,000	28,376
6.350% due 08/12/28 ~	PEN 1,800,000	411,271
6.550% due 03/14/37	$150,000	154,246
Romanian Government International (Romania) 3.000% due 02/27/27 ~	300,000	254,239
Russian Federal (Russia) 6.900% due 05/23/29	RUB 34,809,000	190,813
7.000% due 08/16/23	26,040,000	142,744
7.050% due 01/19/28	107,902,000	591,489
7.250% due 05/10/34	5,970,000	32,726
7.650% due 04/10/30	39,790,000	218,118
7.700% due 03/16/39	65,580,000	359,492
State of Israel (Israel) 3.375% due 01/15/50	$200,000	148,623

Total Foreign Government Bonds & Notes (Cost $18,692,854)		12,917,101

MUNICIPAL BONDS - 0.2%

New York State Urban Development Corp 1.346% due 03/15/26	700,000	628,373
Regents of the University of California Medical Center Pooled Revenue ‘N’ 3.706% due 05/15/20	120,000	77,290
State of California 7.625% due 03/01/40	180,000	223,732

Total Municipal Bonds (Cost $1,123,246)		929,395

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 17.2%

Corporate Notes - 0.2%

Pacific Gas and Electric Co 3.840% (SOFR + 1.150%) due 11/14/22 §	$300,000	$299,349
Southern California Edison Co 3.335% (SOFR + 0.470%) due 12/02/22 §	300,000	299,764

		599,113

Foreign Government Issues - 0.3%

Bank of Israel Bill - Makam (Israel) (12.208%) due 10/07/22	ILS 3,400,000	955,766
1.788% due 03/02/23	1,300,000	361,831

		1,317,597

	Shares

Money Market Fund - 6.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	23,353,181	23,353,181

	Principal Amount

U.S. Cash Management Bills - 0.1%

2.285% due 10/25/22 ‡	$200,000	199,691

U.S. Government Agency Issues - 0.1%

Federal Farm Credit Bank 1.739% due 10/07/22	530,000	529,825

U.S. Treasury Bills - 10.4%

1.249% due 10/06/22 ‡	358,000	357,927
2.344% due 10/27/22 ‡	500,000	499,144
2.782% due 12/15/22	12,000,000	11,931,641
2.906% due 12/08/22	27,300,000	27,152,540

		39,941,252

Total Short-Term Investments (Cost $66,038,347)		65,940,659

Value

TOTAL INVESTMENTS - 113.7% (Cost $489,729,802)	$435,432,333

TOTAL SECURITIES SOLD SHORT - (0.5%) (PROCEEDS $1,814,895)	(1,741,822)

DERIVATIVES - (0.7%)	(2,555,175)

OTHER ASSETS & LIABILITIES, NET - (12.5%)	(48,086,784)

NET ASSETS - 100.0%	$383,048,552

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	38.3%
Corporate Bonds & Notes	26.2%
Short-Term Investments	17.2%
U.S. Treasury Obligations	16.8%
Asset-Backed Securities	9.3%
Foreign Government Bonds & Notes	3.4%
Others (each less than 3.0%)	2.5%

	113.7%
Securities Sold Short	(0.5%	)
Derivatives	(0.7%	)
Other Assets & Liabilities, Net	(12.5%	)

	100.0%

(b)

As of September 30, 2022, investments with a total aggregate value of $667,429 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(c)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the six-month period ended September 30, 2022 was $1,152,083 at a weighted average interest rate of 0.560%.

(d)	Securities sold short outstanding as of September 30, 2022 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.5%)

Fannie Mae
due 10/13/52 #	$600,000	($485,953)
due 11/14/52 #	1,500,000	(1,255,869)

Total Securities Sold Short (Proceeds $1,814,895)		($1,741,822)

(e)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	12/22	21	$1,412,159	$1,347,255	($64,904)
Australia 10-Year Bonds	12/22	16	1,231,647	1,198,617	(33,030)
EUR FX	12/22	20	2,551,210	2,465,375	(85,835)
Euribor	12/22	8	1,946,499	1,916,096	(30,403)
Euro-Bobl	12/22	9	1,081,221	1,056,249	(24,972)
Eurodollar	12/22	152	36,978,132	36,217,800	(760,332)
Eurodollar	03/23	14	3,327,488	3,335,325	7,837
Eurodollar	06/23	18	4,345,341	4,290,075	(55,266)
Eurodollar	09/23	8	1,980,992	1,908,400	(72,592)
Eurodollar	12/23	1	242,165	238,775	(3,390)
Euro-OAT	12/22	6	812,939	776,905	(36,034)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
GBP FX	12/22	3	$219,894	$209,644	($10,250)
JPY FX	12/22	11	973,000	957,481	(15,519)
Long Gilt	12/22	8	932,644	861,083	(71,561)
MXN FX	12/22	64	1,568,125	1,568,320	195
SOFR	09/23	18	4,344,575	4,302,675	(41,900)
SOFR	03/25	48	11,631,848	11,557,800	(74,048)
U.S. Treasury 2-Year Notes	12/22	11	2,295,749	2,259,297	(36,452)
U.S. Treasury 5-Year Notes	12/22	1,047	116,400,219	112,668,185	(3,732,034)
U.S. Treasury 10-Year Notes	12/22	77	8,953,199	8,628,812	(324,387)
U.S. Treasury Long Bonds	12/22	75	10,181,952	9,480,469	(701,483)
U.S. Treasury Ultra Long Bonds	12/22	118	17,408,760	16,166,000	(1,242,760)

					(7,409,120)

Short Futures Outstanding
Euro-Bund	12/22	32	4,503,644	4,343,268	160,376
Euro-Buxl	12/22	3	471,460	431,144	40,316
Euro-OAT	12/22	2	270,864	258,968	11,896
Japan 10-Year Bonds	12/22	6	6,151,641	6,148,000	3,641
SOFR	03/24	132	31,730,901	31,604,100	126,801
U.S. Treasury 2-Year Notes	12/22	168	35,007,352	34,505,625	501,727
U.S. Treasury 10-Year Notes	12/22	512	59,898,926	57,376,000	2,522,926
U.S. Treasury Ultra 10-Year Notes	12/22	5	629,915	592,422	37,493

					3,405,176

Total Futures Contracts					($4,003,944)

(f)	Forward foreign currency contracts outstanding as of September 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	2,483,594	USD	1,701,483	10/22	CIT	$—	($112,506)
AUD	661,217	USD	446,292	10/22	JPM	—	(23,252)
BRL	2,860,385	USD	542,356	10/22	DUB	—	(12,613)
BRL	2,860,385	USD	529,054	10/22	JPM	688	—
BRL	2,860,385	USD	539,787	01/23	JPM	—	(20,903)
CAD	6,083,713	USD	4,695,469	10/22	CIT	—	(291,517)
CAD	396,195	USD	300,864	10/22	MSC	—	(14,061)
CLP	5,854,149	USD	6,038	10/22	SCB	4	—
CLP	5,854,149	USD	6,396	12/22	SCB	—	(431)
CNH	7,543,990	USD	1,058,954	10/22	JPM	—	(2,011)
CNH	7,140,000	USD	991,391	10/22	MSC	8,951	—
DKK	1,830,000	USD	240,287	10/22	HSB	982	—
EUR	308,000	USD	316,116	10/22	CIT	—	(13,887)
EUR	204,000	USD	203,443	10/22	MSC	—	(3,265)
EUR	73,000	USD	73,715	10/22	UBS	—	(2,152)
EUR	2,885,000	USD	2,795,983	10/22	UBS	32,238	—
GBP	759,600	USD	915,683	10/22	GSC	—	(67,221)
GBP	126,000	USD	145,812	11/22	DUB	—	(5,025)
GBP	926,000	USD	1,083,224	11/22	SCB	—	(48,545)
GBP	136,000	USD	160,602	11/22	UBS	—	(8,641)
GBP	154,000	USD	166,705	12/22	GSC	5,493	—
GBP	154,000	USD	165,581	12/22	JPM	6,617	—
GBP	247,950	USD	274,840	12/22	MSC	2,410	—
IDR	5,087,280,000	USD	335,351	10/22	JPM	—	(2,618)
INR	17,463,858	USD	218,845	10/22	JPM	—	(4,843)
INR	17,463,858	USD	211,728	01/23	MSC	29	—
JPY	344,631,896	USD	2,547,400	10/22	BNP	—	(162,222)
JPY	54,800,000	USD	387,494	11/22	DUB	—	(7,071)
JPY	33,400,000	USD	234,539	11/22	HSB	—	(2,675)
MXN	67,000	USD	3,276	10/22	UBS	46	—
MXN	67,000	USD	3,256	02/23	HSB	—	(7)
NOK	5,947,656	EUR	574,718	10/22	BNP	—	(17,649)
PEN	393,275	USD	100,711	12/22	BRC	—	(2,790)
PEN	227,622	USD	57,831	03/23	DUB	—	(1,554)
USD	73,577	AUD	105,890	10/22	JPM	5,841	—
USD	431,137	AUD	620,638	10/22	SCB	34,126	—
USD	100,441	AUD	146,472	10/22	UBS	6,746	—
USD	529,054	BRL	2,860,385	10/22	DUB	—	(688)
USD	550,603	BRL	2,860,384	10/22	JPM	20,861	—
USD	292,741	CAD	373,580	10/22	CIT	22,305	—
USD	1,045,500	CAD	1,380,971	10/22	GSC	45,826	—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	332,695	CAD	434,040	10/22	MSC	$18,494	$—
USD	6,492	CLP	5,854,149	10/22	SCB	450	—
USD	12,519	CLP	11,430,000	10/22	UBS	760	—
USD	947,244	CNH	6,340,000	10/22	CIT	58,985	—
USD	1,245,742	CNH	8,343,990	10/22	JPM	76,716	—
USD	1,061,577	CNH	7,543,990	01/23	JPM	2,060	—
USD	994,014	CNH	7,140,000	01/23	MSC	—	(8,764)
USD	248,211	DKK	1,845,000	10/22	BRC	4,965	—
USD	240,773	DKK	1,830,000	11/22	HSB	—	(988)
USD	2,596,723	EUR	2,558,538	10/22	BNP	86,125	—
USD	2,893,441	EUR	2,894,000	10/22	HSB	56,397	—
USD	63,714	EUR	64,000	10/22	SCB	973	—
USD	2,801,644	EUR	2,885,000	11/22	UBS	—	(32,241)
USD	330,088	GBP	307,000	10/22	GSC	—	(12,826)
USD	879,877	GBP	728,000	11/22	HSB	66,436	—
USD	4,128,508	GBP	3,401,148	11/22	JPM	328,188	—
USD	58,880	GBP	55,000	11/22	RBS	—	(2,575)
USD	131,496	GBP	119,000	11/22	SCB	—	(1,470)
USD	1,886,205	GBP	1,553,437	11/22	SCB	150,451	—
USD	252,986	GBP	228,000	12/22	GSC	—	(1,956)
USD	22,084	GBP	20,000	12/22	MSC	—	(279)
USD	788	IDR	11,870,000	10/22	CIT	12	—
USD	539,315	IDR	8,089,980,000	10/22	JPM	10,189	—
USD	333,483	IDR	5,087,280,000	01/23	JPM	2,945	—
USD	752,233	ILS	2,399,860	10/22	DUB	78,885	—
USD	315,428	ILS	1,000,000	10/22	HSB	34,850	—
USD	380,156	ILS	1,289,375	03/23	DUB	14,170	—
USD	213,887	INR	17,463,858	10/22	MSC	—	(115)
USD	65,115	JPY	8,780,239	10/22	CIT	4,387	—
USD	303,691	JPY	40,968,735	10/22	GSC	20,411	—
USD	285,394	JPY	40,000,353	11/22	DUB	7,710	—
USD	412,563	JPY	58,600,000	11/22	HSB	5,760	—
USD	3,329	MXN	67,000	10/22	HSB	7	—
USD	2,888,185	MXN	60,465,948	10/22	MSC	—	(104,207)
USD	85,178	PEN	353,082	11/22	SCB	—	(2,773)
USD	1,483,258	PEN	5,906,482	12/22	HSB	12,623	—
ZAR	4,736,125	USD	282,740	10/22	MSC	—	(21,503)

Total Forward Foreign Currency Contracts						$1,236,112	($1,017,844)

(g)	Purchased options outstanding as of September 30, 2022 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - JPY versus USD	JPY 131.55	10/05/22	GSC	$747,640	$11,654	$4
Put - JPY versus USD	131.39	10/06/22	CIT	221,983	3,329	4
Put - JPY versus USD	131.50	10/06/22	GSC	248,048	3,787	4
Put - CAD versus USD	CAD 1.27	10/07/22	MSC	281,000	2,062	—
Put - CAD versus USD	1.27	10/11/22	CIT	684,000	5,193	—
Put - CAD versus USD	1.27	10/14/22	GSC	412,000	3,113	1

					$29,138	$13

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - JPY-FX (10/22)	$71.00	10/07/22	CME	1	$88,750	$1,315	$87
Call - U.S. Treasury 5-Year Notes (11/22)	111.50	10/21/22	CME	7	780,500	3,161	219
Call - U.S. Treasury 10-Year Notes (11/22)	112.50	10/21/22	CME	2	225,000	2,175	1,781
Call - U.S. Treasury 30-Year Bonds (11/22)	126.00	10/21/22	CME	2	252,000	3,519	4,500
Call - U.S. Treasury 30-Year Bonds (11/22)	130.00	10/21/22	CME	7	910,000	13,168	4,922
Call - U.S. Treasury 30-Year Bonds (11/22)	131.00	10/21/22	CME	1	131,000	1,845	516
Call - U.S. Treasury 5-Year Notes (12/22)	111.75	11/25/22	CME	2	223,500	2,082	188

						$27,265	$12,213

Total Purchased Options						$56,403	$12,226

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(h)	Premiums received and value of written options outstanding as of September 30, 2022 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - GBP versus USD	$1.20	10/24/22	JPM	$703,013	$6,851	($1,001)
Put - GBP versus USD	1.21	10/27/22	CIT	671,777	6,634	(928)
Put - GBP versus USD	1.08	12/22/22	JPM	286,000	10,367	(17,606)
Put - GBP versus USD	1.08	12/22/22	GSC	281,000	10,013	(15,844)
Put - GBP versus USD	1.12	12/22/22	MSC	569,000	12,270	(19,177)

					$46,135	($54,556)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call -1-Year Interest Rate Swap	Receive	1-Day USD-SOFR	2.993%	10/11/23	MSC	$2,800,000	$18,914	($7,427)

Put -1-Year Interest Rate Swap	Pay	1-Day USD-SOFR	2.993%	10/11/23	MSC	2,800,000	18,914	(36,568)

Total Interest Rate Swaptions							$37,828	($43,995)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - AUD-FX (10/22)	$64.50	10/07/22	CME	2	$129,000	$795	($920)
Call - U.S. Treasury 5-Year Notes (10/22)	107.75	10/07/22	CME	3	323,250	1,393	(1,078)
Call - U.S. Treasury 5-Year Notes (10/22)	108.00	10/07/22	CME	7	756,000	2,199	(1,859)
Call - U.S. Treasury 10-Year Notes (10/22)	112.00	10/07/22	CME	10	1,120,000	3,889	(7,500)
Call - U.S. Treasury 10-Year Notes (10/22)	112.50	10/07/22	CME	2	225,000	981	(1,031)
Call - U.S. Treasury 30-Year Bonds (10/22)	127.50	10/07/22	CME	2	255,000	1,387	(1,594)
Call - U.S. Treasury 30-Year Bonds (10/22)	128.00	10/07/22	CME	1	128,000	498	(641)
Call - U.S. Treasury 5-Year Notes (11/22)	108.50	10/21/22	CME	3	325,500	1,799	(961)
Call - U.S. Treasury 5-Year Notes (11/22)	109.00	10/21/22	CME	12	1,308,000	3,628	(2,437)
Call - U.S. Treasury 5-Year Notes (11/22)	109.25	10/21/22	CME	31	3,386,750	13,267	(4,844)
Call - U.S. Treasury 5-Year Notes (11/22)	109.50	10/21/22	CME	3	328,500	1,026	(375)
Call - U.S. Treasury 5-Year Notes (11/22)	110.00	10/21/22	CME	9	990,000	3,141	(703)
Call - U.S. Treasury 5-Year Notes (11/22)	110.25	10/21/22	CME	20	2,205,000	7,825	(1,250)
Call - U.S. Treasury 5-Year Notes (11/22)	110.50	10/21/22	CME	8	884,000	2,939	(438)
Call - U.S. Treasury 10-Year Notes (11/22)	111.00	10/21/22	CME	3	333,000	3,448	(5,203)
Call - U.S. Treasury 5-Year Notes (11/22)	111.00	10/21/22	CME	8	888,000	3,408	(313)
Call - U.S. Treasury 10-Year Notes (11/22)	111.50	10/21/22	CME	4	446,000	4,524	(5,687)
Call - U.S. Treasury 5-Year Notes (11/22)	112.00	10/21/22	CME	6	672,000	2,005	(141)
Call - U.S. Treasury 10-Year Notes (11/22)	112.75	10/21/22	CME	5	563,750	4,663	(3,906)
Call - U.S. Treasury 10-Year Notes (11/22)	113.00	10/21/22	CME	18	2,034,000	15,422	(12,375)
Call - U.S. Treasury 10-Year Notes (11/22)	114.00	10/21/22	CME	10	1,140,000	5,670	(4,062)
Call - U.S. Treasury 10-Year Notes (11/22)	114.50	10/21/22	CME	3	343,500	2,292	(891)
Call - U.S. Treasury 10-Year Notes (11/22)	115.00	10/21/22	CME	9	1,035,000	5,922	(2,109)
Call - U.S. Treasury 10-Year Notes (11/22)	115.50	10/21/22	CME	3	346,500	2,151	(516)
Call - U.S. Treasury 10-Year Notes (11/22)	116.00	10/21/22	CME	33	3,828,000	20,208	(4,641)
Call - U.S. Treasury 10-Year Notes (11/22)	116.50	10/21/22	CME	16	1,864,000	7,738	(1,750)
Call - U.S. Treasury 10-Year Notes (11/22)	117.50	10/21/22	CME	4	470,000	2,181	(250)
Call - U.S. Treasury 10-Year Notes (11/22)	118.00	10/21/22	CME	5	590,000	3,007	(234)
Call - U.S. Treasury 10-Year Notes (11/22)	119.00	10/21/22	CME	8	952,000	3,095	(375)
Call - U.S. Treasury 10-Year Notes (11/22)	120.00	10/21/22	CME	6	720,000	1,568	(187)
Call - U.S. Treasury 10-Year Notes (11/22)	121.00	10/21/22	CME	6	726,000	2,177	(187)
Call - U.S. Treasury 10-Year Notes (11/22)	122.00	10/21/22	CME	4	488,000	1,181	(62)
Call - U.S. Treasury 30-Year Bonds (11/22)	128.00	10/21/22	CME	4	512,000	3,931	(5,250)
Call - U.S. Treasury 30-Year Bonds (11/22)	132.00	10/21/22	CME	14	1,848,000	15,648	(5,250)
Call - U.S. Treasury 30-Year Bonds (11/22)	133.00	10/21/22	CME	1	133,000	1,748	(266)
Call - U.S. Treasury 30-Year Bonds (11/22)	134.00	10/21/22	CME	2	268,000	2,747	(406)
Call - U.S. Treasury 30-Year Bonds (11/22)	135.00	10/21/22	CME	2	270,000	2,356	(281)
Call - Euro-Bund (11/22)	EUR 137.00	10/21/22	EUX	2	EUR 274,000	3,526	(5,782)
Call - Euro-Bund (11/22)	138.00	10/21/22	EUX	2	276,000	2,546	(4,626)
Call - U.S. Treasury 30-Year Bonds (11/22)	$144.00	10/21/22	CME	2	$288,000	1,028	(62)
Call - Euro-Bund (11/22)	EUR 145.00	10/21/22	EUX	4	EUR 580,000	5,836	(1,411)
Call - JPY-FX (11/22)	$71.00	11/04/22	CME	2	$177,500	1,995	(1,450)
Call - U.S. Treasury 5-Year Notes (12/22)	109.00	11/25/22	CME	12	1,308,000	4,573	(5,719)
Call - U.S. Treasury 5-Year Notes (12/22)	109.25	11/25/22	CME	31	3,386,750	9,149	(12,594)
Call - U.S. Treasury 5-Year Notes (12/22)	110.00	11/25/22	CME	18	1,980,000	5,055	(4,641)
Call - U.S. Treasury 10-Year Notes (12/22)	113.00	11/25/22	CME	5	565,000	5,304	(6,172)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (12/22)	$114.00	11/25/22	CME	4	$456,000	$2,962	($3,438)
Call - U.S. Treasury 10-Year Notes (12/22)	115.00	11/25/22	CME	5	575,000	3,741	(2,969)
Call - U.S. Treasury 10-Year Notes (12/22)	117.00	11/25/22	CME	1	117,000	186	(281)
Call - U.S. Treasury 10-Year Notes (12/22)	118.00	11/25/22	CME	1	118,000	123	(203)
Call - U.S. Treasury 30-Year Bonds (12/22)	130.00	11/25/22	CME	2	260,000	2,715	(3,281)
Call - Euro-Bund (12/22)	EUR 138.00	11/25/22	EUX	2	EUR 276,000	4,800	(6,841)
Call - Euro-Bund (12/22)	140.00	11/25/22	EUX	2	280,000	4,163	(4,959)
Call - Eurodollar (12/22)	$96.50	12/19/22	CME	24	$5,790,000	15,850	(1,500)
Call - Eurodollar (12/22)	97.00	12/19/22	CME	169	40,982,500	132,420	(7,394)
Call - Eurodollar (12/22)	99.00	12/19/22	CME	2	495,000	646	(13)

						368,475	(153,309)

Put - U.S. Treasury 5-Year Notes (10/22)	107.00	10/07/22	CME	3	321,000	557	(820)
Put - U.S. Treasury 5-Year Notes (11/22)	107.00	10/21/22	CME	5	535,000	3,132	(2,500)
Put - U.S. Treasury 5-Year Notes (11/22)	108.00	10/21/22	CME	5	540,000	2,413	(4,922)
Put - U.S. Treasury 10-Year Notes (11/22)	111.00	10/21/22	CME	3	333,000	2,401	(2,016)
Put - U.S. Treasury 10-Year Notes (11/22)	111.50	10/21/22	CME	8	892,000	7,533	(6,875)
Put - U.S. Treasury 10-Year Notes (11/22)	112.00	10/21/22	CME	2	224,000	1,653	(2,156)
Put - U.S. Treasury 10-Year Notes (11/22)	114.00	10/21/22	CME	4	456,000	4,462	(9,375)
Put - U.S. Treasury 30-Year Bonds (11/22)	129.00	10/21/22	CME	2	258,000	2,871	(7,125)
Put - Euro-Bund (11/22)	EUR 140.00	10/21/22	EUX	4	EUR 560,000	5,288	(11,565)

						30,310	(47,354)

Total Options on Futures						$398,785	($200,663)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 4.500% due 11/14/52	$99.41	11/07/22	JPM	$1,200,000	$9,375	($52,322)

Total Written Options					$492,123	($351,536)

(i)	Swap agreements outstanding as of September 30, 2022 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread at 09/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	Q	1.000%	06/20/27	MSC	3.068%	$500,000	($41,670)	($28,267)	($13,403)

				Exchange
AT&T Inc	Q	1.000%	06/20/23	ICE	0.872%	300,000	366	430	(64)
Rolls-Royce PLC	Q	1.000%	12/20/24	ICE	2.996%	EUR 800,000	(32,464)	(4,034)	(28,430)
Boeing Co	Q	1.000%	06/20/25	ICE	1.736%	$400,000	(7,276)	(5,621)	(1,655)
Apache Corp	Q	1.000%	06/20/26	ICE	2.278%	220,000	(9,206)	(11,403)	2,197
General Electric Co	Q	1.000%	06/20/26	ICE	1.259%	400,000	(3,382)	2,736	(6,118)
Apache Corp	Q	1.000%	12/20/26	ICE	2.426%	524,000	(27,245)	(15,568)	(11,677)
Boeing Co	Q	1.000%	12/20/26	ICE	1.957%	300,000	(10,525)	(1,695)	(8,830)
Stellantis N.V.	Q	5.000%	12/20/26	ICE	2.343%	EUR 300,000	30,206	68,879	(38,673)
Verizon Communications Inc	Q	1.000%	06/20/27	ICE	1.373%	$300,000	(4,551)	(788)	(3,763)
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	1.805%	EUR 300,000	(11,903)	(1,477)	(10,426)

							(75,980)	31,459	(107,439)

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							($117,650)	$3,192	($120,842)

Credit Default Swaps on Credit Indices - Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 38 5Y	Q	5.000%	06/20/27	ICE	$2,178,000	$45,973	$22,207	$23,766
CDX iTraxx Main 38 5Y	Q	1.000%	12/20/27	ICE	EUR 400,000	6,061	3,649	2,412
CDX HY 39 5Y	Q	5.000%	12/20/27	ICE	$484,000	19,124	19,811	(687)

						$71,158	$45,667	$25,491

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 38 5Y	Q	1.000%	06/20/27	ICE	$32,511,000	$18,135	$307,828	($289,693)
CDX IG 39 5Y	Q	1.000%	12/20/27	ICE	17,884,000	(55,920)	(7,028)	(48,892)
CDX iTraxx Main 38 5Y	Q	5.000%	12/20/27	ICE	EUR 1,500,000	(75,663)	(52,231)	(23,432)

						($113,448)	$248,569	($362,017)

Total Credit Default Swaps						($159,940)	$297,428	($457,368)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.000%	1-Day JPY-TONAR	A / A	LCH	03/17/24	JPY 1,300,000,000	($7,742)	$19,440	($27,182)
0.820%	3-Month USD-LIBOR	S / Q	CME	06/04/24	$1,644,000	(58,495)	—	(58,495)
12.200%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	BRL 6,000,000	8,887	—	8,887
12.233%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	9,400,000	14,641	—	14,641
12.275%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	11,400,000	19,909	—	19,909
(0.068%)	1-Day JPY-TONAR	S / S	LCH	09/18/26	JPY 120,000,000	(9,467)	—	(9,467)
(0.097%)	1-Day JPY-TONAR	S / S	LCH	09/24/26	82,000,000	(7,164)	106	(7,270)
3.370%	U.S. CPI Urban Consumers	Z / Z	LCH	11/18/26	$2,264,000	(27,525)	35,125	(62,650)
11.980%	Brazil CETIP Interbank	Z / Z	CME	01/04/27	BRL 5,200,000	6,484	—	6,484
0.300%	1-Day JPY-TONAR	S / S	LCH	03/20/28	JPY 166,000,000	487	24,874	(24,387)
7.450%	28-Day MXN TIIE	L / L	CME	07/18/29	MXN 36,630,000	(161,619)	25,626	(187,245)
1.750%	6-Month EUR-LIBOR	A / S	LCH	03/15/33	EUR 4,700,000	(564,863)	(41,520)	(523,343)
0.750%	1-Day GBP-SONIA	A / A	LCH	03/16/52	GBP 500,000	(279,345)	(110,908)	(168,437)

						($1,065,812)	($47,257)	($1,018,555)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.970%	U.S. CPI Urban Consumers	Z / Z	LCH	11/18/23	$2,264,000	$62,576	($12,824)	$75,400
1.520%	1-Day USD-SOFR	A / A	CME	11/20/26	2,574,000	151,671	(4,070)	155,741
0.710%	1-Day USD-SOFR	A / A	CME	05/15/27	94,000	12,505	214	12,291
1.130%	1-Day USD-SOFR	A / A	CME	08/15/28	3,533,000	487,825	21,151	466,674
1.220%	1-Day USD-SOFR	A / A	CME	08/15/28	1,931,000	257,469	(125)	257,594
2.850%	1-Day USD-SOFR	A / A	CME	02/15/29	1,491,000	69,261	(2,177)	71,438
3.270%	1-Day USD-SOFR	A / A	CME	04/30/29	2,855,000	70,069	(39,026)	109,095
1.733%	1-Day USD-SOFR	A / A	CME	10/20/31	1,646,000	102,211	9,257	92,954
2.000%	1-Day USD-SOFR	A / A	CME	03/18/32	853,000	103,718	6,914	96,804
0.800%	1-Day JPY-TONAR	S / S	LCH	10/22/38	JPY 10,000,000	(216)	—	(216)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.785%	1-Day JPY-TONAR	S / S	LCH	11/12/38	JPY 13,260,000	$10	$46	($36)
0.500%	1-Day JPY-TONAR	A / A	LCH	03/15/42	103,000,000	54,267	29,385	24,882
0.662%	1-Day JPY-TONAR	A / A	LCH	04/19/42	6,000,000	1,960	—	1,960
0.560%	1-Day USD-SOFR	A / A	CME	07/20/45	$805,000	347,051	12,421	334,630
0.641%	1-Day JPY-TONAR	S / S	CME	05/09/46	JPY 187,300,000	161,611	250	161,361
1.520%	1-Day USD-SOFR	A / A	CME	02/15/47	$1,797,000	501,351	11,244	490,107
1.729%	1-Day USD-SOFR	A / A	CME	02/15/47	140,000	34,050	—	34,050
1.650%	1-Day USD-SOFR	A / A	CME	08/15/47	2,281,000	591,536	253,988	337,548
2.510%	1-Day USD-SOFR	A / A	CME	02/15/48	285,000	33,027	1,870	31,157
2.600%	1-Day USD-SOFR	A / A	CME	02/15/48	854,000	83,884	58,702	25,182
3.050%	1-Day USD-SOFR	A / A	CME	02/15/48	556,000	12,786	17,140	(4,354)
2.500%	1-Day USD-SOFR	A / A	CME	04/21/52	549,000	57,235	512	56,723
0.800%	1-Day JPY-TONAR	A / A	LCH	06/15/52	JPY 194,000,000	110,348	736	109,612
1.750%	1-Day USD-SOFR	A / A	CME	12/21/52	$1,900,000	467,998	368,789	99,209
2.000%	1-Day GBP-SONIA	A / A	LCH	03/15/53	GBP 1,200,000	376,740	370,812	5,928

						$4,150,943	$1,105,209	$3,045,734

Total Interest Rate Swaps						$3,085,131	$1,057,952	$2,027,179

Total Swap Agreements						$2,925,191	$1,355,380	$1,569,811

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$—	$—
Liabilities	(28,267)	(13,403)
Centrally Cleared Swap Agreements (1)
Assets	1,694,142	3,128,636
Liabilities	(310,495)	(1,545,422)

	$1,355,380	$1,569,811

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$73,654	$73,654	$—	$—
	Corporate Bonds & Notes	100,526,957	—	100,526,957	—
	Senior Loan Notes	8,369,355	—	8,107,202	262,153
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations – Commercial	20,223,351	—	18,760,223	1,463,128
	Collateralized Mortgage Obligations - Residential	23,143,177	—	23,143,177	—
	Fannie Mae	81,677,246	—	81,677,246	—
	Freddie Mac	8,336,707	—	8,336,707	—
	Government National Mortgage Association	13,493,217	—	13,493,217	—

	Total Mortgage-Backed Securities	146,873,698	—	145,410,570	1,463,128

	Asset-Backed Securities	35,466,772	—	35,466,772	—
	U.S. Treasury Obligations	64,334,742	—	64,334,742	—
	Foreign Government Bonds & Notes	12,917,101	—	12,917,101	—
	Municipal Bonds	929,395	—	929,395	—
	Short-Term Investments	65,940,659	23,353,181	42,587,478	—
	Derivatives:
	Credit Contracts
	Swaps	28,375	—	28,375	—
	Foreign Currency Contracts
	Futures	195	195	—	—
	Forward Foreign Currency Contracts	1,236,112	—	1,236,112	—
	Purchased Options	100	—	100	—

	Total Foreign Currency Contracts	1,236,407	195	1,236,212	—

	Interest Rate Contracts
	Futures	3,413,013	3,413,013	—	—
	Purchased Options	12,126	—	12,126	—
	Swaps	3,100,261	—	3,100,261	—

	Total Interest Rate Contracts	6,525,400	3,413,013	3,112,387	—

	Total Assets - Derivatives	7,790,182	3,413,208	4,376,974	—

	Total Assets	443,222,515	26,840,043	414,657,191	1,725,281

Liabilities	Due to Custodian	(300,480)	—	(300,480)	—
	Sale-buyback Financing Transactions	(1,104,697)	—	(1,104,697)	—
	Securities Sold Short
	Mortgaged-Backed Securities	(1,741,822)	—	(1,741,822)	—
	Derivatives:
	Credit Contracts
	Swaps	(485,743)	—	(485,743)	—
	Foreign Currency Contracts
	Futures	(176,508)	(176,508)	—	—
	Forward Foreign Currency Contracts	(1,017,844)	—	(1,017,844)	—
	Written Options	(56,926)	—	(56,926)	—

	Total Foreign Currency Contracts	(1,251,278)	(176,508)	(1,074,770)	—

	Interest Rate Contracts
	Futures	(7,240,644)	(7,240,644)	—	—
	Written Options	(294,610)	—	(294,610)	—
	Swaps	(1,073,082)	—	(1,073,082)	—

	Total Interest Rate Contracts	(8,608,336)	(7,240,644)	(1,367,692)	—

	Total Liabilities - Derivatives	(10,345,357)	(7,417,152)	(2,928,205)	—

	Total Liabilities	(13,492,356)	(7,417,152)	(6,075,204)	—

	Total	$429,730,159	$19,422,891	$408,581,987	$1,725,281

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.5%

Basic Materials - 1.3%

ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	$110,000	$107,290
Celanese US Holdings LLC
5.900% due 07/05/24	485,000	478,655
6.050% due 03/15/25	410,000	400,898
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	200,000	195,126
Ecolab Inc 1.650% due 02/01/27	100,000	87,923
LYB International Finance III LLC 1.250% due 10/01/25	276,000	242,786
Nucor Corp
2.000% due 06/01/25	130,000	120,138
3.950% due 05/23/25	100,000	97,029
POSCO (South Korea) 2.375% due 11/12/22 ~	450,000	448,981
The Sherwin-Williams Co
4.050% due 08/08/24	75,000	73,813
4.250% due 08/08/25	110,000	107,476
Westlake Corp 0.875% due 08/15/24	50,000	46,677

		2,406,792

Communications - 3.0%

Charter Communications Operating LLC 4.908% due 07/23/25	1,015,000	990,678
Cox Communications Inc 3.150% due 08/15/24 ~	495,000	474,265
KT Corp (South Korea) 4.000% due 08/08/25 ~	450,000	435,466
NBN Co Ltd (Australia) 1.450% due 05/05/26 ~	250,000	218,373
NTT Finance Corp (Japan)
4.142% due 07/26/24 ~	200,000	197,427
4.239% due 07/25/25 ~	200,000	196,123
Rogers Communications Inc (Canada) 3.200% due 03/15/27 ~	310,000	283,481
SES SA (Luxembourg) 3.600% due 04/04/23 ~	98,000	96,844
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	930,000	908,048
The Walt Disney Co 1.750% due 01/13/26	180,000	163,154
T-Mobile USA Inc
2.250% due 02/15/26	290,000	259,892
3.500% due 04/15/25	190,000	181,768
Verizon Communications Inc
0.850% due 11/20/25	300,000	263,264
1.450% due 03/20/26	330,000	291,748
2.625% due 08/15/26	390,000	354,723

		5,315,254

Consumer, Cyclical - 4.9%

American Airlines Pass-Through Trust ’B’ 3.700% due 04/15/27	113,159	98,999
AutoZone Inc 3.625% due 04/15/25	275,000	264,891
Brunswick Corp 0.850% due 08/18/24	320,000	294,933
Daimler Trucks Finance North America LLC (Germany) 1.625% due 12/13/24 ~	300,000	276,954
General Motors Co
4.875% due 10/02/23	330,000	328,823
5.400% due 10/02/23	420,000	420,230

	Principal Amount	Value
General Motors Financial Co Inc 2.900% due 02/26/25	$420,000	$392,845
Genuine Parts Co 1.750% due 02/01/25	100,000	92,415
Hasbro Inc 3.000% due 11/19/24	560,000	537,514
Hyatt Hotels Corp 1.300% due 10/01/23	150,000	144,363
Hyundai Capital America
0.800% due 01/08/24 ~	240,000	225,917
0.875% due 06/14/24 ~	100,000	92,446
1.000% due 09/17/24 ~	120,000	109,726
2.375% due 02/10/23 ~	270,000	267,679
2.850% due 11/01/22 ~	121,000	120,832
Hyundai Capital Services Inc (South Korea) 2.125% due 04/24/25 ~	200,000	183,336
Lowe’s Cos Inc
3.350% due 04/01/27	60,000	55,656
4.400% due 09/08/25	310,000	305,496
Marriott International Inc 3.600% due 04/15/24	580,000	566,707
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	660,000	641,968
Nordstrom Inc 2.300% due 04/08/24	40,000	37,247
QVC Inc 4.850% due 04/01/24	365,000	344,060
Ross Stores Inc 4.600% due 04/15/25	920,000	912,219
Stellantis Finance US Inc 1.711% due 01/29/27 ~	400,000	333,426
Toyota Motor Credit Corp
3.650% due 08/18/25	410,000	397,326
3.950% due 06/30/25	295,000	288,171
United Airlines Pass-Through Trust ’B’ 3.500% due 11/01/29	69,785	57,929
Volkswagen Group of America Finance LLC (Germany) 3.950% due 06/06/25 ~	400,000	384,690
Warnermedia Holdings Inc 3.755% due 03/15/27 ~	700,000	627,164

		8,803,962

Consumer, Non-Cyclical - 6.4%

AbbVie Inc
2.600% due 11/21/24	865,000	823,800
2.950% due 11/21/26	520,000	476,911
3.200% due 05/14/26	50,000	46,800
AmerisourceBergen Corp 3.400% due 05/15/24	470,000	460,295
Anheuser-Busch Cos LLC (Belgium) 3.650% due 02/01/26	120,000	115,388
Astrazeneca Finance LLC (United Kingdom) 1.200% due 05/28/26	380,000	333,408
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26	420,000	363,522
4.448% due 03/16/28	360,000	321,440
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	200,000	196,350
Becton Dickinson and Co
3.363% due 06/06/24	190,000	184,782
3.734% due 12/15/24	116,000	112,136
Cardinal Health Inc
3.200% due 03/15/23	210,000	208,835
3.500% due 11/15/24	540,000	522,405
Cargill Inc 3.500% due 04/22/25 ~	140,000	135,184
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	665,000	620,732

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Constellation Brands Inc 3.600% due 05/09/24	$245,000	$239,853
CSL Finance PLC (Australia) 3.850% due 04/27/27 ~	70,000	66,336
CVS Health Corp
2.875% due 06/01/26	130,000	120,512
3.000% due 08/15/26	100,000	92,390
HCA Inc 3.125% due 03/15/27 ~	260,000	230,538
Health Care Service Corp 1.500% due 06/01/25 ~	380,000	346,007
HPHT Finance 19 Ltd (Hong Kong) 2.875% due 11/05/24 ~	500,000	477,352
Humana Inc
1.350% due 02/03/27	40,000	33,741
3.850% due 10/01/24	225,000	219,533
4.500% due 04/01/25	450,000	444,072
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	400,000	382,924
4.250% due 07/21/25 ~	200,000	191,970
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	300,000	274,796
Mondelez International Holdings Netherlands BV 4.250% due 09/15/25 ~	200,000	195,885
Mondelez International Inc
2.125% due 03/17/24	200,000	192,180
2.625% due 03/17/27	190,000	170,531
Nestle Holdings Inc 4.000% due 09/12/25 ~	305,000	300,571
PeaceHealth Obligated Group 1.375% due 11/15/25	80,000	71,408
PerkinElmer Inc 0.850% due 09/15/24	560,000	519,782
Perrigo Finance Unlimited Co 3.900% due 12/15/24	510,000	477,001
Royalty Pharma PLC 0.750% due 09/02/23	380,000	364,068
S&P Global Inc 2.450% due 03/01/27 ~	500,000	448,890
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	110,000	107,634
Triton Container International Ltd (Bermuda) 0.800% due 08/01/23 ~	400,000	381,853
UnitedHealth Group Inc 3.700% due 05/15/27	220,000	209,577
Viatris Inc 1.650% due 06/22/25	105,000	93,462

		11,574,854

Diversified - 0.3%

CK Hutchison International 19 Ltd (United Kingdom) 3.250% due 04/11/24 ~	500,000	489,018

Energy - 4.4%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	460,000	431,338
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	520,000	474,584
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	370,000	371,821
7.000% due 06/30/24	580,000	590,236
Devon Energy Corp 8.250% due 08/01/23	140,000	143,339
Enbridge Inc (Canada)
2.150% due 02/16/24	275,000	264,460
2.500% due 01/15/25	310,000	291,359
2.500% due 02/14/25	150,000	141,040

	Principal Amount	Value
Energy Transfer LP
2.900% due 05/15/25	$120,000	$111,987
4.250% due 03/15/23	300,000	299,277
4.250% due 04/01/24	204,000	199,802
5.875% due 01/15/24	745,000	746,952
Eni SPA (Italy) 4.000% due 09/12/23 ~	540,000	533,515
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	90,000	87,032
2.600% due 10/15/25 ~	180,000	161,517
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	615,000	615,423
5.625% due 03/01/25	275,000	275,027
5.750% due 05/15/24	410,000	411,720
Saudi Arabian Oil Co (Saudi Arabia) 1.250% due 11/24/23 ~	500,000	480,975
Schlumberger Finance Canada Ltd 1.400% due 09/17/25	140,000	127,193
Schlumberger Holdings Corp
3.750% due 05/01/24 ~	630,000	617,959
4.000% due 12/21/25 ~	150,000	144,745
The Williams Cos Inc 3.700% due 01/15/23	375,000	374,735

		7,896,036

Financial - 21.0%

AerCap Ireland Capital DAC (Ireland)
1.650% due 10/29/24	350,000	320,067
4.125% due 07/03/23	300,000	297,751
4.500% due 09/15/23	390,000	384,592
4.875% due 01/16/24	300,000	295,342
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	400,000	394,846
Air Lease Corp 2.250% due 01/15/23	225,000	223,141
American Express Co
2.250% due 03/04/25	440,000	412,829
3.375% due 05/03/24	220,000	214,644
3.950% due 08/01/25	495,000	479,728
American International Group Inc 2.500% due 06/30/25	400,000	373,581
American Tower Corp REIT 2.400% due 03/15/25	170,000	157,995
Athene Global Funding
1.716% due 01/07/25 ~	430,000	393,473
2.514% due 03/08/24 ~	630,000	602,273
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	325,000	273,491
2.875% due 02/15/25 ~	250,000	226,395
3.950% due 07/01/24 ~	130,000	123,077
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	800,000	769,093
Banco Santander SA (Spain) 3.892% due 05/24/24	400,000	389,651
Bank of America Corp
0.976% due 04/22/25	300,000	279,047
1.734% due 07/22/27	210,000	180,368
1.843% due 02/04/25	225,000	213,961
3.384% due 04/02/26	300,000	283,531
3.841% due 04/25/25	150,000	146,028
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	890,000	875,375
Bank of Montreal (Canada)
3.700% due 06/07/25	280,000	269,354
4.250% due 09/14/24	390,000	384,011
Banque Federative du Credit Mutuel SA (France)
0.650% due 02/27/24 ~	590,000	555,914
0.998% due 02/04/25 ~	300,000	270,296
Barclays PLC (United Kingdom)
1.007% due 12/10/24	400,000	376,715
5.304% due 08/09/26	205,000	197,094

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	$400,000	$397,880
BPCE SA (France) 5.700% due 10/22/23 ~	800,000	791,383
Brighthouse Financial Global Funding
0.600% due 06/28/23 ~	275,000	266,496
1.000% due 04/12/24 ~	240,000	224,186
Brixmor Operating Partnership LP REIT 3.650% due 06/15/24	475,000	459,074
Canadian Imperial Bank of Commerce (Canada) 3.945% due 08/04/25	960,000	927,763
Capital One Financial Corp
2.636% due 03/03/26	270,000	251,097
3.500% due 06/15/23	130,000	129,155
3.900% due 01/29/24	175,000	172,575
4.985% due 07/24/26	215,000	210,310
Citigroup Inc
0.981% due 05/01/25	250,000	231,808
3.106% due 04/08/26	275,000	257,946
4.140% due 05/24/25	200,000	195,642
CNO Global Funding
1.650% due 01/06/25 ~	300,000	275,621
1.750% due 10/07/26 ~	600,000	519,823
Cooperatieve Rabobank UA (Netherlands) 3.875% due 08/22/24	550,000	539,172
Corebridge Financial Inc 3.500% due 04/04/25 ~	170,000	161,677
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	500,000	457,068
Credit Suisse Group AG (Switzerland) 6.373% due 07/15/26 ~	280,000	270,772
Crown Castle Inc REIT
1.050% due 07/15/26	300,000	253,770
2.900% due 03/15/27	210,000	186,697
Danske Bank AS (Denmark)
3.773% due 03/28/25 ~	400,000	384,935
5.375% due 01/12/24 ~	560,000	557,249
EMG SUKUK Ltd (United Arab Emirates) 4.564% due 06/18/24 ~	500,000	488,718
Equitable Financial Life Global Funding
1.100% due 11/12/24 ~	250,000	230,310
1.400% due 07/07/25 ~	510,000	459,761
First American Financial Corp 4.600% due 11/15/24	465,000	457,974
HSBC Holdings PLC (United Kingdom)
1.162% due 11/22/24	400,000	378,161
2.099% due 06/04/26	430,000	385,434
Jackson Financial Inc 1.125% due 11/22/23	280,000	267,832
Jackson National Life Global Funding 1.750% due 01/12/25 ~	300,000	275,981
JPMorgan Chase & Co
0.824% due 06/01/25	280,000	259,421
3.324% (SOFR + 0.885%) due 04/22/27 §	175,000	169,903
4.080% due 04/26/26	680,000	655,142
KeyCorp 3.878% due 05/23/25	80,000	77,953
LeasePlan Corp NV (Netherlands) 2.875% due 10/24/24 ~	400,000	375,650
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	400,000	374,621
Marsh & McLennan Cos Inc 3.875% due 03/15/24	175,000	172,678
MassMutual Global Funding II 4.150% due 08/26/25 ~	200,000	194,890
Metropolitan Life Global Funding I 4.050% due 08/25/25 ~	695,000	674,434
Mitsubishi UFJ Financial Group Inc (Japan)
0.953% due 07/19/25	440,000	405,119
5.063% due 09/12/25	200,000	197,977

	Principal Amount	Value
Morgan Stanley
0.731% due 04/05/24	$375,000	$366,023
1.164% due 10/21/25	210,000	191,507
2.630% due 02/18/26	260,000	242,452
3.620% due 04/17/25	580,000	563,605
NatWest Markets PLC (United Kingdom)
2.375% due 05/21/23 ~	485,000	475,222
3.479% due 03/22/25 ~	250,000	237,314
Northwestern Mutual Global Funding 4.350% due 09/15/27 ~	220,000	212,712
Park Aerospace Holdings Ltd (Ireland) 4.500% due 03/15/23 ~	185,000	183,946
Protective Life Global Funding 3.218% due 03/28/25 ~	300,000	284,903
Public Storage REIT 2.925% (SOFR + 0.470%) due 04/23/24 §	140,000	139,341
QNB Finance Ltd (Qatar) 3.500% due 03/28/24 ~	480,000	466,949
Royal Bank of Canada (Canada) 3.970% due 07/26/24	935,000	919,040
Santander Holdings USA Inc 2.490% due 01/06/28	190,000	158,688
SBA Tower Trust REIT
1.631% due 05/15/51 ~	70,000	59,760
1.884% due 07/15/50 ~	70,000	61,634
2.836% due 01/15/50 ~	500,000	468,196
3.448% due 03/15/48 ~	320,000	317,117
Simon Property Group LP REIT
2.000% due 09/13/24	130,000	122,886
3.375% due 10/01/24	250,000	242,788
Standard Chartered PLC (United Kingdom)
1.822% due 11/23/25 ~	400,000	363,082
3.950% due 01/11/23 ~	390,000	387,908
Synchrony Financial 4.250% due 08/15/24	535,000	522,104
The Bank of New York Mellon Corp 4.414% due 07/24/26	245,000	239,567
The Charles Schwab Corp 2.450% due 03/03/27	490,000	440,429
The Goldman Sachs Group Inc
0.925% due 10/21/24	410,000	389,308
1.757% due 01/24/25	300,000	285,220
3.500% due 04/01/25	270,000	258,201
4.482% due 08/23/28	215,000	201,974
The Toronto-Dominion Bank (Canada) 4.285% due 09/13/24	465,000	458,357
The Western Union Co 2.850% due 01/10/25	480,000	454,687
Truist Financial Corp 3.288% (SOFR + 0.400%) due 06/09/25 §	200,000	196,006
UBS AG (Switzerland) 0.700% due 08/09/24 ~	500,000	462,223
UBS Group AG (Switzerland) 4.490% due 08/05/25 ~	515,000	502,610
US Bancorp 4.548% due 07/22/28	385,000	371,349
Wells Fargo & Co
2.188% due 04/30/26	190,000	173,688
3.908% due 04/25/26	230,000	219,989
4.540% due 08/15/26	275,000	266,191
Willis North America Inc 3.600% due 05/15/24	180,000	174,895
WP Carey Inc REIT
4.000% due 02/01/25	245,000	237,178
4.600% due 04/01/24	315,000	312,279

		37,619,049

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Industrial - 2.6%

Amcor Flexibles North America Inc 4.000% due 05/17/25	$215,000	$207,798
Amphenol Corp 2.050% due 03/01/25	225,000	210,773
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	35,000	35,000
Canadian Pacific Railway Co (Canada)
1.350% due 12/02/24	325,000	300,778
1.750% due 12/02/26	150,000	131,485
Carrier Global Corp 2.242% due 02/15/25	120,000	112,242
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	200,000	182,882
GATX Corp 4.350% due 02/15/24	375,000	370,514
John Deere Capital Corp 4.050% due 09/08/25	250,000	246,133
Martin Marietta Materials Inc 4.250% due 07/02/24	760,000	749,160
Otis Worldwide Corp 2.056% due 04/05/25	290,000	268,565
Parker-Hannifin Corp 3.650% due 06/15/24	410,000	401,304
Penske Truck Leasing Co LP
2.700% due 03/14/23 ~	95,000	94,015
3.450% due 07/01/24 ~	265,000	255,146
Republic Services Inc 2.500% due 08/15/24	255,000	243,676
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	400,000	384,785
4.125% due 07/15/23 ~	530,000	523,967

		4,718,223

Technology - 2.6%

CDW LLC 5.500% due 12/01/24	80,000	79,663
Fidelity National Information Services Inc
0.600% due 03/01/24	200,000	187,701
4.500% due 07/15/25	100,000	97,930
Fiserv Inc 2.750% due 07/01/24	475,000	455,961
Fortinet Inc 1.000% due 03/15/26	190,000	163,702
International Business Machines Corp 4.000% due 07/27/25	1,350,000	1,324,654
Marvell Technology Inc 4.200% due 06/22/23	140,000	139,630
Microchip Technology Inc
0.972% due 02/15/24	320,000	301,725
0.983% due 09/01/24	270,000	248,750
2.670% due 09/01/23	410,000	399,733
NXP BV (China)
2.700% due 05/01/25	125,000	116,043
3.875% due 06/18/26	110,000	102,796
4.400% due 06/01/27	30,000	28,344
4.875% due 03/01/24	230,000	227,454
Qorvo Inc 1.750% due 12/15/24 ~	130,000	120,231
Roper Technologies Inc 2.350% due 09/15/24	200,000	190,239
Skyworks Solutions Inc 0.900% due 06/01/23	45,000	43,674
Take-Two Interactive Software Inc
3.300% due 03/28/24	235,000	229,173
3.550% due 04/14/25	60,000	57,636
Workday Inc 3.500% due 04/01/27	100,000	92,645

		4,607,684

	Principal Amount	Value
Utilities - 3.0%

Alexander Funding Trust 1.841% due 11/15/23 ~	$240,000	$224,713
APT Pipelines Ltd (Australia) 4.200% due 03/23/25 ~	545,000	522,463
DTE Energy Co 4.220% due 11/01/24 §	365,000	358,313
Enel Finance International NV (Italy)
1.375% due 07/12/26 ~	400,000	338,402
2.650% due 09/10/24 ~	275,000	260,510
Eversource Energy 4.200% due 06/27/24	265,000	261,527
Israel Electric Corp Ltd (Israel) 5.000% due 11/12/24 ~	500,000	488,495
NextEra Energy Capital Holdings Inc
1.875% due 01/15/27	320,000	278,122
4.450% due 06/20/25	180,000	177,068
NRG Energy Inc 3.750% due 06/15/24 ~	260,000	250,092
Pacific Gas and Electric Co 3.500% due 06/15/25	270,000	243,703
Sempra Energy 3.300% due 04/01/25	130,000	123,829
Southern California Gas Co 2.950% due 04/15/27	180,000	164,542
The AES Corp 3.300% due 07/15/25 ~	310,000	286,245
Vistra Operations Co LLC
3.550% due 07/15/24 ~	1,200,000	1,144,342
5.125% due 05/13/25 ~	220,000	213,286

		5,335,652

Total Corporate Bonds & Notes (Cost $91,904,446)		88,766,524

MORTGAGE-BACKED SECURITIES - 14.5%

Collateralized Mortgage Obligations - Commercial - 5.1%

BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	130,000	119,750
Bank 2019-BNK 19 2.263% due 08/15/61	59,869	56,116
Bank 2019-BNK 24 2.056% due 11/15/62	48,012	46,729
BCP Trust 3.617% (USD LIBOR + 0.799%) due 06/15/38 ~ §	70,000	67,169
BFLD Trust 4.158% (USD LIBOR + 1.340%) due 10/15/34 ~ §	515,000	498,941
BIG Commercial Mortgage Trust 5.186% (SOFR + 2.340%) due 02/15/39 ~ §	485,000	457,788
BPR Trust 3.968% (USD LIBOR + 1.150%) due 09/15/38 ~ §	105,000	99,614
BX Commercial Mortgage Trust
3.738% (USD LIBOR + 0.920%) due 10/15/36 ~ §	75,543	74,463
4.218% (USD LIBOR + 1.400%) due 06/15/38 ~ §	99,248	93,520
4.960% (SOFR + 2.115%) due 06/15/27 ~ §	400,000	395,969
5.986% (SOFR + 3.141%) due 06/15/27 ~ §	100,000	98,959
BX Trust 4.464% (USD LIBOR + 1.646%) due 10/15/36 ~ §	75,000	69,956
CGDB Commercial Mortgage Trust 4.468% (USD LIBOR + 1.650%) due 11/15/36 ~ §	350,000	336,510

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Citigroup Commercial Mortgage Trust
3.251% due 05/10/35 ~	$500,000	$487,342
4.149% due 01/10/36 ~	330,000	322,176
Commercial Mortgage Trust
3.221% due 10/10/48	36,761	36,721
3.926% due 03/10/48 §	65,000	60,849
4.048% due 12/10/47	225,000	215,231
4.701% due 03/10/47	195,000	190,002
4.820% due 02/10/47 §	650,000	630,914
4.854% due 08/10/47 ~ §	100,000	91,304
Credit Suisse Mortgage Capital Certificates 3.798% (USD LIBOR + 0.980%) due 05/15/36 ~ §	257,000	253,645
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	65,876	63,977
Extended Stay America Trust
3.898% (USD LIBOR + 1.080%) due 07/15/38 ~ §	114,297	110,893
4.518% (USD LIBOR + 1.700%) due 07/15/38 ~ §	114,297	110,114
Great Wolf Trust 4.451% (USD LIBOR + 1.633%) due 12/15/36 ~ §	145,000	138,527
GS Mortgage Securities Corp Trust
4.418% (USD LIBOR + 1.600%) due 05/15/26 ~ §	100,000	93,697
4.818% (USD LIBOR + 2.000%) due 05/15/26 ~ §	235,000	218,220
GS Mortgage Securities Trust
3.430% due 08/10/50	545,000	501,052
3.978% due 11/10/49 §	510,000	453,271
JP Morgan Chase Commercial Mortgage Securities Trust
4.418% (USD LIBOR + 1.350%) due 09/15/29 ~ §	380,000	368,763
4.588% (USD LIBOR + 1.770%) due 10/15/33 ~ §	205,000	195,199
4.668% (USD LIBOR + 1.600%) due 09/15/29 ~ §	120,000	115,901
4.988% (USD LIBOR + 2.170%) due 10/15/33 ~ §	165,000	155,526
KIND Trust 4.568% (USD LIBOR + 1.750%) due 08/15/38 ~ §	129,067	120,530
KKR Industrial Portfolio Trust
3.818% (USD LIBOR + 1.000%) due 12/15/37 ~ §	75,000	71,193
4.068% (USD LIBOR + 1.250%) due 12/15/37 ~ §	75,000	71,021
LUXE Trust 3.868% (USD LIBOR + 1.050%) due 10/15/38 ~ §	475,000	459,877
MHC Commercial Mortgage Trust 3.619% (USD LIBOR + 0.801%) due 04/15/38 ~ §	465,000	448,318
MHC Trust 3.918% (USD LIBOR + 1.100%) due 05/15/23 ~ §	90,000	85,890
Morgan Stanley Capital I Trust 3.283% due 11/10/36 ~ §	255,000	221,142
New Orleans Hotel Trust 4.107% (USD LIBOR + 1.289%) due 04/15/32 ~ §	284,757	270,455
Shelter Growth CRE Issuer Ltd (Cayman) 3.898% (USD LIBOR + 1.080%) due 09/15/36 ~ §	51,272	50,213
SLIDE Fund Trust 4.918% (USD LIBOR + 2.100%) due 06/15/31 ~ §	118,717	114,649

		9,142,096

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 6.0%

Angel Oak Mortgage Trust
1.068% due 05/25/66 ~ §	$57,086	$48,801
1.115% due 01/25/66 ~ §	24,062	20,522
1.579% due 05/25/65 ~ §	36,279	32,519
1.691% due 04/25/65 ~ §	15,925	14,686
Barclays Mortgage Loan Trust 1.747% due 09/25/51 ~ §	140,294	123,060
Bayview MSR Opportunity Master Fund Trust 2.500% due 06/25/51 ~ §	113,921	98,933
BINOM Securitization Trust 2.625% due 06/25/56 ~ §	82,197	71,937
CIM Trust 4.500% due 03/25/62 ~ §	455,000	435,982
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ §	71,461	59,705
1.419% due 09/27/66 ~ §	80,871	64,447
1.506% due 04/27/65 ~ §	15,923	15,115
Connecticut Avenue Securities Trust
3.281% (SOFR + 1.000%) due 12/25/41 ~ §	46,167	45,316
3.481% (SOFR + 1.200%) due 01/25/42 ~ §	172,404	168,887
4.181% (SOFR + 1.900%) due 04/25/42 ~ §	104,069	102,336
4.281% (SOFR + 2.000%) due 03/25/42 ~ §	59,684	59,025
4.381% (SOFR + 2.100%) due 03/25/42 ~ §	89,650	88,639
4.781% (SOFR + 2.500%) due 09/25/42 ~ §	375,000	375,197
4.855% (SOFR + 2.550%) due 07/25/42 ~ §	213,029	212,129
5.031% (SOFR + 2.750%) due 05/25/42 ~ §	36,482	36,469
5.255% (SOFR + 2.950%) due 06/25/42 ~ §	187,588	187,712
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 ~ §	59,564	50,594
0.973% due 05/25/65 ~ §	32,941	31,279
1.260% due 04/25/66 ~ §	59,564	51,333
Eagle RE Ltd 3.831% (SOFR + 1.550%) due 04/25/34 ~ §	150,000	148,928
Ellington Financial Mortgage Trust
0.797% due 02/25/66 ~ §	39,218	33,213
0.931% due 06/25/66 ~ §	66,196	55,433
1.241% due 09/25/66 ~ §	83,804	67,884
1.291% due 06/25/66 ~ §	66,196	55,192
1.550% due 09/25/66 ~ §	83,804	67,316
Fannie Mae Connecticut Avenue Securities
4.284% (USD LIBOR + 1.200%) due 01/25/30 §	7,361	7,356
4.434% (USD LIBOR + 1.350%) due 09/25/29 §	4,428	4,401
Finance of America HECM Buyout 4.000% due 12/25/24 ~ §	446,299	436,322
Flagstar Mortgage Trust
3.500% due 10/25/49 ~ §	32,199	29,790
3.934% (USD LIBOR + 0.850%) due 03/25/50 ~ §	59,374	56,255
4.000% due 09/25/48 ~ §	26,850	26,229
Freddie Mac STACR REMIC Trust
2.981% (SOFR + 0.700%) due 08/25/33 ~ §	216,913	216,062
2.981% (SOFR + 0.700%) due 12/25/33 ~ §	130,008	128,588
3.131% (SOFR + 0.850%) due 09/25/41 ~ §	728,152	702,644

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
3.231% (SOFR + 0.950%) due 12/25/41 ~ §	$113,345	$108,069
3.581% (SOFR + 1.300%) due 02/25/42 ~ §	370,758	364,344
3.781% (SOFR + 1.500%) due 10/25/41 ~ §	100,000	90,973
4.081% (SOFR + 1.800%) due 11/25/41 ~ §	45,000	40,448
4.281% (SOFR + 2.000%) due 04/25/42 ~ §	115,134	114,042
4.381% (SOFR + 2.100%) due 03/25/42 ~ §	202,835	201,657
4.435% (SOFR + 2.150%) due 09/25/42 ~ §	105,000	104,418
4.481% (SOFR + 2.200%) due 05/25/42 ~ §	259,902	257,733
4.581% (SOFR + 2.300%) due 08/25/42 ~ §	180,815	178,943
4.934% (USD LIBOR + 1.850%) due 02/25/50 ~ §	91,993	90,629
5.231% (SOFR + 2.950%) due 06/25/42 ~ §	79,514	79,601
6.184% (USD LIBOR + 3.100%) due 03/25/50 ~ §	92,508	92,538
Freddie Mac Structured Agency Credit Risk Debt Notes
3.081% (SOFR + 0.800%) due 08/25/33 ~ §	19,310	19,199
4.931% (SOFR + 2.650%) due 07/25/42 ~ §	109,952	109,491
Freddie Mac Whole Loan Securities Trust 3.857% due 05/25/47 ~ §	13,889	13,598
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ §	145,000	118,352
3.339% due 10/25/59 ~ §	140,000	132,373
3.500% due 11/25/57 ~ §	18,153	16,658
4.000% due 02/25/59 ~ §	15,232	14,759
GS Mortgage-Backed Securities Corp Trust 2.500% due 10/25/51 ~ §	186,459	160,388
GS Mortgage-Backed Securities Trust
1.964% due 07/25/44 ~ §	2,424	2,420
2.500% due 01/25/52 ~ §	91,742	79,303
2.500% due 06/25/52 ~ §	222,444	192,285
Hundred Acre Wood Trust 2.500% due 07/25/51 ~ §	120,983	105,599
Imperial Fund Mortgage Trust 1.516% due 09/25/56 ~ §	76,658	61,903
Mello Mortgage Capital Acceptance 2.500% due 10/25/51 ~ §	98,549	85,188
Metlife Securitization Trust 3.000% due 04/25/55 ~ §	47,889	45,725
New Residential Mortgage Loan Trust
1.650% due 05/24/60 ~ §	21,265	19,602
2.500% due 06/25/51 ~ §	83,928	72,549
2.500% due 09/25/51 ~ §	206,388	178,406
2.710% due 11/25/59 ~ §	77,787	70,873
NLT Trust
1.162% due 08/25/56 ~ §	223,235	188,386
1.520% due 08/25/56 ~ §	90,153	75,745
OBX Trust
1.054% due 07/25/61 ~ §	76,612	61,498
1.072% due 02/25/66 ~ §	48,071	42,006
2.500% due 05/25/51 ~ §	131,122	113,278
3.000% due 05/25/60 ~ §	28,690	25,623
3.500% due 12/25/49 ~ §	23,710	21,677
3.500% due 02/25/60 ~ §	84,201	75,757
3.834% (USD LIBOR + 0.750%) due 02/25/60 ~ §	37,393	36,191
4.034% (USD LIBOR + 0.950%) due 02/25/60 ~ §	19,176	18,609
4.284% (USD LIBOR + 1.200%) due 06/25/59 ~ §	41,410	40,030

	Principal Amount	Value
Oceanview Mortgage Trust 2.500% due 12/25/51 ~ §	$105,182	$90,921
PSMC Trust
2.500% due 03/25/51 ~ §	190,734	165,443
2.500% due 05/25/51 ~ §	146,753	127,484
Sequoia Mortgage Trust
4.000% due 06/25/48 ~ §	32,592	30,863
4.000% due 08/25/48 ~ §	12,251	12,067
4.500% due 08/25/48 ~ §	2,042	2,012
SG Residential Mortgage Trust
1.381% due 05/25/65 ~ §	31,104	27,376
2.703% due 09/25/59 ~ §	5,872	5,707
3.166% due 03/27/62 ~ §	100,812	90,933
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ §	45,211	42,294
1.162% due 08/25/56 ~ §	65,993	56,277
2.408% due 02/25/50 ~ §	111,364	107,775
Towd Point Mortgage Trust
2.750% due 10/25/56 ~ §	7,561	7,457
2.750% due 04/25/57 ~ §	16,568	16,430
3.750% due 05/25/58 ~ §	51,043	49,054
3.750% due 09/25/62 ~ §	460,000	432,705
UWM Mortgage Trust 2.500% due 09/25/51 ~ §	39,693	34,420
Verus Securitization Trust
0.918% due 02/25/64 ~ §	49,862	45,825
1.052% due 01/25/66 ~ §	42,760	37,042
1.977% due 03/25/60 ~ §	19,334	18,938
2.692% due 11/25/59 ~ §	81,511	78,641
2.724% due 01/25/60 ~	102,048	98,726
3.100% due 11/25/59 ~ §	78,003	74,893
3.117% due 07/25/59 ~ §	77,920	76,783
3.288% due 01/25/67 ~ §	161,446	134,732
4.910% due 06/25/67 ~	327,131	317,060
Vista Point Securitization Trust 2.496% due 04/25/65 ~ §	29,327	27,755
Wells Fargo Mortgage Backed Securities Trust 2.500% due 12/25/50 ~ §	156,438	135,149

		10,695,864

Fannie Mae - 2.1%

2.000% due 10/01/50	57,743	47,156
2.500% due 07/01/51 - 02/01/52	540,431	456,107
3.000% due 09/01/28 - 06/01/52	612,752	551,246
3.500% due 11/01/47 - 01/01/52	402,077	366,768
4.000% due 07/01/52	424,958	395,353
4.500% due 05/01/41 - 08/01/52	1,081,109	1,037,114
5.000% due 09/01/25 - 08/01/52	256,747	255,773
5.500% due 05/01/44	349,480	361,245
6.000% due 11/01/35 - 02/01/49	214,514	227,945

		3,698,707

Freddie Mac - 0.2%

2.500% due 01/01/52	52,521	44,438
3.000% due 05/01/31	155,503	147,393
4.000% due 02/01/50	86,699	81,690
4.500% due 09/01/37	53,707	52,916
5.000% due 12/01/41	44,318	43,797
7.000% due 03/01/39	20,749	21,689
7.500% due 06/01/38	20,968	22,033

		413,956

Government National Mortgage Association - 1.1%

due 10/20/52 #	1,232,000	1,149,011
3.000% due 09/20/47 - 11/20/47	372,741	334,908
4.000% due 10/20/50	93,972	88,577
5.000% due 01/20/48 - 12/20/48	301,752	298,507
5.500% due 09/15/45 - 02/20/49	137,340	144,303

		2,015,306

Total Mortgage-Backed Securities (Cost $27,409,136)		25,965,929

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 12.5%

AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	$115,000	$106,424
0.970% due 02/18/26	85,000	83,041
1.060% due 08/18/26	260,000	244,681
1.210% due 12/18/26	65,000	58,626
1.290% due 06/18/27	140,000	126,247
1.590% due 10/20/25	165,000	160,022
1.800% due 12/18/25	160,000	150,760
Amur Equipment Finance Receivables LLC
2.800% due 03/20/25 ~	330,000	326,794
5.300% due 06/21/28 ~	245,000	244,128
Applebee’s Funding LLC 4.194% due 06/05/49 ~	257,400	244,691
Arbor Realty Commercial Real Estate Notes Ltd
3.888% (USD LIBOR + 1.070%) due 08/15/34 ~ §	150,000	144,542
4.168% (USD LIBOR + 1.350%) due 11/15/36 ~ §	110,000	108,881
ARI Fleet Lease Trust 2.060% due 11/15/28 ~	190,000	184,428
Avis Budget Rental Car Funding AESOP LLC
3.330% due 03/20/24 ~	260,000	258,960
4.950% due 03/20/25 ~	100,000	97,930
Blackbird Capital Aircraft Lease Securitization Ltd 2.487% due 12/16/41 ~	69,351	63,313
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	168,266	157,925
BSPRT Issuer Ltd (Cayman) 3.785% (SOFR + 1.500%) due 02/15/37 ~ §	185,000	180,246
Capital One Prime Auto Receivables Trust 3.690% due 12/15/27	400,000	384,470
CarMax Auto Owner Trust
0.850% due 06/15/26	277,000	255,280
2.340% due 11/17/25	105,000	101,509
4.980% due 02/15/28	195,000	188,903
Cedar Funding XIV CLO Ltd (Cayman) 3.612% (USD LIBOR + 1.100%) due 07/15/33 ~ §	255,000	248,823
CIFC Funding Ltd (Cayman)
3.562% (USD LIBOR + 1.050%) due 07/15/33 ~ §	290,000	282,823
3.833% (USD LIBOR + 1.050%) due 04/24/30 ~ §	498,710	492,544
CNH Equipment Trust 3.010% due 04/15/24	4,017	4,016
Dryden 86 CLO Ltd (Cayman) 3.840% (USD LIBOR + 1.100%) due 07/17/34 ~ §	250,000	242,775
Elara HGV Timeshare Issuer LLC
2.690% due 03/25/30 ~	21,209	20,429
2.730% due 04/25/28 ~	61,542	60,514
Exeter Automobile Receivables Trust
0.690% due 01/15/26	225,000	220,695
3.020% due 06/15/28	165,000	149,182
3.850% due 07/17/28	130,000	124,906
5.980% due 12/15/28	230,000	220,682
FirstKey Homes Trust 2.241% due 08/17/37 ~	505,000	451,612
Ford Credit Auto Lease Trust 4.180% due 10/15/25	190,000	185,743
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	115,000	101,029
2.040% due 12/15/26	185,000	177,623
GM Financial Automobile Leasing Trust
2.560% due 07/22/24	95,000	94,419
4.330% due 05/20/26	1,135,000	1,110,292
5.130% due 08/20/26	615,000	602,125

	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust 1.050% due 05/18/26	$85,000	$79,522
GMF Floorplan Owner Revolving Trust
1.030% due 08/15/25 ~	205,000	197,751
1.480% due 08/15/25 ~	270,000	260,782
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	32,951	32,436
2.960% due 12/26/28 ~	13,730	13,408
Hyundai Auto Lease Securitization Trust 4.480% due 08/17/26 ~	330,000	326,136
Hyundai Auto Receivables Trust 1.600% due 12/15/26	150,000	140,943
John Deere Owner Trust 3.800% due 05/15/29	200,000	193,391
JPMorgan Chase Bank NA
0.875% due 09/25/28 ~	424,933	410,585
0.889% due 12/26/28 ~	824,278	793,277
0.969% due 12/26/28 ~	165,892	159,109
Madison Park Funding Ltd (Cayman)
3.582% (USD LIBOR + 1.070%) due 07/15/33 ~ §	250,000	244,088
3.700% (USD LIBOR + 0.990%) due 04/20/32 ~ §	470,000	459,016
MF1 Ltd (Cayman) 4.073% (USD LIBOR + 1.080%) due 10/16/36 ~ §	110,000	105,490
MVW LLC 2.730% due 10/20/37 ~	44,283	40,546
MVW Owner Trust
2.420% due 12/20/34 ~	121,398	118,728
2.890% due 11/20/36 ~	125,171	118,621
Navient Private Education Loan Trust 2.460% due 11/15/68 ~	158,225	145,994
Navient Private Education Refi Loan Trust
0.940% due 07/15/69 ~	95,832	82,493
1.170% due 09/16/69 ~	34,500	30,853
1.220% due 07/15/69 ~	120,055	108,280
2.230% due 07/15/70 ~	202,100	179,114
2.400% due 10/15/68 ~	52,391	48,564
2.640% due 05/15/68 ~	172,971	163,898
OCP CLO Ltd (Cayman)
3.830% (USD LIBOR + 1.120%) due 07/20/29 ~ §	397,327	392,909
4.062% (USD LIBOR + 1.550%) due 07/15/30 ~ §	250,000	241,336
Octane Receivables Trust
1.210% due 09/20/28 ~	62,627	59,925
4.900% due 05/22/28 ~	100,000	96,029
5.110% due 02/22/28 ~	562,557	558,779
Palmer Square CLO Ltd (Cayman) 3.985% (USD LIBOR + 1.080%) due 11/15/31 ~ §	250,000	245,049
Progress Residential Trust
2.078% due 06/17/37 ~	485,000	444,581
3.077% due 06/17/37 ~	250,000	230,178
4.451% due 07/20/39 ~	245,000	232,941
Santander Bank Auto Credit-Linked Notes Series
5.587% due 08/16/32 ~	365,000	365,402
5.916% due 08/16/32 ~	250,000	250,362
Santander Bank NA 1.833% due 12/15/31 ~	155,022	149,498
Santander Drive Auto Receivables Trust
1.010% due 01/15/26	115,948	114,617
1.640% due 11/16/26	475,000	459,872
1.670% due 10/15/27	70,000	64,877
2.560% due 04/17/28	200,000	189,331
3.760% due 07/16/29	185,000	177,040
4.740% due 10/16/28	340,000	331,309
4.960% due 11/15/28	460,000	451,906
5.000% due 11/15/29	655,000	645,227

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Santander Retail Auto Lease Trust
1.140% due 03/20/26 ~	$255,000	$240,014
2.520% due 11/20/24 ~	465,000	457,370
3.850% due 03/22/27 ~	30,000	28,835
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~	43,511	40,390
3.510% due 07/20/37 ~	43,733	41,004
SMB Private Education Loan Trust
1.290% due 07/15/53 ~	67,627	60,627
3.600% due 01/15/37 ~	72,709	69,860
4.318% (USD LIBOR + 1.500%) due 04/15/32 ~ §	116,799	116,730
Symphony CLO XXIII Ltd (Cayman) 3.532% (USD LIBOR + 1.020%) due 01/15/34 ~ §	250,000	244,850
Symphony Static CLO I Ltd (Cayman) 4.233% (USD LIBOR + 1.450%) due 10/25/29 ~ §	250,000	242,579
Synchrony Credit Card Master Note Trust 3.870% due 05/15/26	150,000	148,726
Toyota Auto Receivables Owner Trust 3.770% due 02/15/28	190,000	184,877
Tricon American Homes Trust
3.198% due 03/17/38 ~	200,000	181,527
3.473% due 01/17/36 ~	765,000	743,230
World Omni Auto Receivables Trust
1.640% due 08/17/26	120,000	115,131
3.680% due 09/15/28	350,000	336,488
World Omni Select Auto Trust
0.840% due 06/15/26	280,000	270,974
1.250% due 10/15/26	140,000	133,297

Total Asset-Backed Securities (Cost $23,105,865)		22,472,735

U.S. TREASURY OBLIGATIONS - 22.7%

U.S. Treasury Notes - 22.7%

0.375% due 08/15/24	250,000	232,598
1.750% due 03/15/25	1,595,000	1,502,166
2.750% due 05/15/25	3,130,000	3,012,503
3.000% due 06/30/24	35,765,000	34,990,324
3.250% due 08/31/24	935,000	918,199

Total U.S. Treasury Obligations (Cost $41,564,210)		40,655,790

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 0.3%

Korea Hydro & Nuclear Power Co Ltd (South Korea) 4.250% due 07/27/27 ~	$490,000	$472,553

Total Foreign Government Bonds & Notes (Cost $486,694)		472,553

MUNICIPAL BONDS - 0.1%

Golden State Tobacco Securitization Corp 1.711% due 06/01/24	100,000	94,758
Long Island Power Authority 0.764% due 03/01/23	75,000	73,900

Total Municipal Bonds (Cost $175,000)		168,658

SHORT-TERM INVESTMENTS - 0.0%

Corporate Notes - 0.0%

Pacific Gas and Electric Co 3.820% (SOFR + 1.150%) due 11/14/22 §	25,000	24,946

Total Short-Term Investments (Cost $25,000)		24,946

TOTAL INVESTMENTS - 99.6% (Cost $184,670,351)		178,527,135

DERIVATIVES - (0.0%)		(39,634)

OTHER ASSETS & LIABILITIES, NET - 0.4%		711,112

NET ASSETS - 100.0%		$179,198,613

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	49.5%
U.S. Treasury Obligations	22.7%
Mortgage-Backed Securities	14.5%
Asset-Backed Securities	12.5%
Others (each less than 3.0%)	0.4%

	99.6%
Derivatives	(0.0%	)
Other Assets & Liabilities, Net	0.4%

	100.0%

(b)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	12/22	105	$21,825,892	$21,566,016	($259,876)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	12/22	34	3,781,578	3,655,266	126,312
U.S. Treasury 10-Year Notes	12/22	23	2,646,584	2,577,438	69,146
U.S. Treasury Ultra 10-Year Notes	12/22	9	1,091,143	1,066,359	24,784

					220,242

Total Futures Contracts					($39,634)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$88,766,524	$—	$88,766,524	$—
	Mortgage-Backed Securities	25,965,929	—	25,965,929	—
	Asset-Backed Securities	22,472,735	—	22,472,735	—
	U.S. Treasury Obligations	40,655,790	—	40,655,790	—
	Foreign Government Bonds & Notes	472,553	—	472,553	—
	Municipal Bonds	168,658	—	168,658	—
	Short-Term Investments	24,946	—	24,946	—
	Derivatives:
	Interest Rate Contracts
	Futures	220,242	220,242	—	—

	Total Assets	178,747,377	220,242	178,527,135	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(259,876)	(259,876)	—	—

	Total Liabilities	(259,876)	(259,876)	—	—

	Total	$178,487,501	($39,634)	$178,527,135	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 31.2%

Azerbaijan - 2.0%

International Bank of Azerbaijan OJSC 3.500% due 09/01/24 ~	$250,000	$240,000
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/26 ~	130,000	128,799
Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	237,000	234,291

		603,090

Brazil - 1.8%

CSN Inova Ventures 6.750% due 01/28/28 ~	200,000	173,241
MC Brazil Downstream Trading SARL 7.250% due 06/30/31 ~	300,000	226,239
Rede D’or Finance SARL 4.500% due 01/22/30 ~	164,000	133,518

		532,998

China - 2.9%

Country Garden Holdings Co Ltd 2.700% due 07/12/26 ~	200,000	63,150
Kaisa Group Holdings Ltd 9.950% due 07/23/25 ~	200,000	22,106
Logan Group Co Ltd 5.750% due 01/14/25 ~	250,000	41,000
Powerlong Real Estate Holdings Ltd 6.950% due 07/23/23 ~	200,000	33,367
Prosus NV 3.257% due 01/19/27 ~	425,000	356,322
Sunac China Holdings Ltd 6.800% due 10/20/24 * ~ Y	200,000	29,626
Tencent Holdings Ltd 3.925% due 01/19/38 ~	400,000	310,986

		856,557

Colombia - 0.1%

Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 151,000,000	24,908

Czech Republic - 0.9%

Energo-Pro AS 8.500% due 02/04/27 ~	$300,000	279,959

Ghana - 1.4%

Kosmos Energy Ltd 7.125% due 04/04/26 ~	300,000	246,550
7.500% due 03/01/28 ~	225,000	177,038

		423,588

Hong Kong - 0.7%

Melco Resorts Finance Ltd 5.625% due 07/17/27 ~	325,000	220,975

India - 0.7%

Adani Electricity Mumbai Ltd 3.949% due 02/12/30 ~	275,000	208,203

Israel - 5.3%

Bank Hapoalim BM 3.255% (UST + 2.155%) due 01/21/32 ~	425,000	355,244
Energean Israel Finance Ltd 5.375% due 03/30/28 ~	350,000	298,375

	Principal Amount	Value
ICL Group Ltd 6.375% due 05/31/38 ~	$250,000	$239,593
Leviathan Bond Ltd 5.750% due 06/30/23 ~	150,000	148,350
6.125% due 06/30/25 ~	250,000	236,250
6.500% due 06/30/27 ~	325,000	299,813

		1,577,625

Macau - 0.3%

Studio City Finance Ltd 5.000% due 01/15/29 ~	200,000	89,159

Malaysia - 2.3%

1MDB Global Investments Ltd 4.400% due 03/09/23 ~	700,000	670,625

Mexico - 4.2%

Banco Mercantil del Norte SA 5.875% (UST + 4.643%) due 01/24/27 ~	250,000	204,875
Cemex SAB de CV 5.125% (UST + 4.534%) due 06/08/26 ~	200,000	161,751
Comision Federal de Electricidad 5.000% due 09/29/36 ~	237,000	198,538
Petroleos Mexicanos 5.350% due 02/12/28	275,000	209,660
5.950% due 01/28/31	150,000	101,552
6.625% due 06/15/35	75,000	47,980
6.700% due 02/16/32	200,000	140,630
6.840% due 01/23/30	250,000	186,764

		1,251,750

Nigeria - 0.9%

IHS Holding Ltd 5.625% due 11/29/26 ~	325,000	258,781

South Africa - 3.1%

Sasol Financing USA LLC 4.375% due 09/18/26	225,000	196,638
5.500% due 03/18/31	350,000	264,817
Stillwater Mining Co 4.000% due 11/16/26 ~	325,000	269,392
4.500% due 11/16/29 ~	250,000	186,310

		917,157

Supranational - 0.8%

Africa Finance Corp 2.875% due 04/28/28 ~	300,000	243,990

Ukraine - 0.2%

NPC Ukrenergo 6.875% due 11/09/28 ~	275,000	53,679

United Arab Emirates - 1.5%

Galaxy Pipeline Assets Bidco Ltd 2.160% due 03/31/34 ~	554,796	457,298

United Kingdom - 1.2%

Standard Chartered PLC 7.750% (UST + 4.976%) due 08/15/27 ~	375,000	340,200

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Venezuela - 0.9%

Petroleos de Venezuela SA 5.375% due 04/12/27 * ~ Y	$113,000	$2,684
8.500% due 10/27/22 * ~ Y	1,360,500	244,890
9.000% due 11/17/22 * ~ Y	239,354	5,684
9.750% due 05/17/35 * ~ Y	306,278	7,274
12.750% due 02/17/23 * ~ Y	117,000	2,779

		263,311

Total Corporate Bonds & Notes (Cost $12,548,442)		9,273,853

CONVERTIBLE CORPORATE BONDS & NOTES - 1.3%

United Arab Emirates - 1.3%

Abu Dhabi National Oil Co 0.700% due 06/04/24 ~	400,000	374,000

Total Convertible Corporate Bonds & Notes (Cost $378,971)		374,000

FOREIGN GOVERNMENT BONDS & NOTES - 57.0%

Angola - 2.0%

Angolan Government International 8.750% due 04/14/32 ~	625,000	465,094
9.125% due 11/26/49 ~	200,000	135,322

		600,416

Argentina - 1.3%

Argentine Republic Government International 0.500% due 07/09/30 §	500,000	100,991
1.500% due 07/09/35 §	1,125,000	204,912
3.500% due 07/09/41 §	250,000	53,790
3.875% due 01/09/38 §	150,000	35,413

		395,106

Bahamas - 0.6%

Bahamas Government International 6.000% due 11/21/28 ~	300,000	183,005

Brazil - 5.9%

Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/27	BRL 9,100,000	1,597,101
Brazilian Government International 5.000% due 01/27/45	$200,000	145,845

		1,742,946

Colombia - 2.1%

Colombia Government International 3.000% due 01/30/30	200,000	143,716
5.625% due 02/26/44	450,000	299,530
6.125% due 01/18/41	250,000	184,581

		627,827

Czech Republic - 2.6%

Czech Republic Government 1.000% due 06/26/26 ~	CZK 9,300,000	316,322
1.250% due 02/14/25	6,200,000	221,962
2.400% due 09/17/25 ~	6,200,000	226,039

		764,323

Dominican Republic - 1.8%

Dominican Republic International 4.500% due 01/30/30 ~	$150,000	118,681
4.875% due 09/23/32 ~	250,000	188,890
6.000% due 02/22/33 ~	275,000	224,512

		532,083

	Principal Amount	Value
El Salvador - 1.2%

El Salvador Government International 6.375% due 01/18/27 ~	$350,000	$132,337
7.625% due 09/21/34 ~	108,000	35,429
7.625% due 02/01/41 ~	300,000	99,271
7.650% due 06/15/35 ~	125,000	42,664
8.625% due 02/28/29 ~	150,000	55,462

		365,163

Indonesia - 4.3%

Indonesia Treasury 7.000% due 02/15/33	IDR 9,800,000,000	626,428
8.375% due 03/15/34	9,200,000,000	642,172

		1,268,600

Iraq - 2.2%

Iraq International 5.800% due 01/15/28 ~	$790,625	651,746

Ivory Coast - 2.3%

Ivory Coast Government International 4.875% due 01/30/32 ~	EUR 900,000	593,841
5.875% due 10/17/31 ~	125,000	88,960

		682,801

Malaysia - 2.1%

Malaysia Government 3.899% due 11/16/27	MYR 2,900,000	619,773

Mexico - 6.3%

Mexican Bonos 7.750% due 11/23/34	MXN 32,300,000	1,384,283
Mexico Government International 4.350% due 01/15/47	$200,000	141,779
4.875% due 05/19/33	400,000	352,394

		1,878,456

Nigeria - 0.7%

Nigeria Government International 7.143% due 02/23/30 ~	300,000	196,740

Oman - 2.0%

Oman Government International 6.500% due 03/08/47 ~	200,000	157,228
6.750% due 01/17/48 ~	525,000	422,696

		579,924

Poland - 2.1%

Republic of Poland Government 2.500% due 07/25/26	PLN 1,500,000	254,857
7.263% due 07/25/24	2,000,000	355,161

		610,018

Romania - 2.5%

Romania Government 4.850% due 07/25/29	RON 1,000,000	160,600
5.000% due 02/12/29	825,000	135,135
Romanian Government International 1.375% due 12/02/29 ~	EUR 100,000	64,963
2.000% due 04/14/33 ~	425,000	248,038
2.750% due 04/14/41 ~	150,000	75,821
2.875% due 04/13/42 ~	125,000	63,384

		747,941

Saudi Arabia - 1.6%

Saudi Government International 4.500% due 10/26/46 ~	$550,000	465,763

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Senegal - 1.5%

Senegal Government International 4.750% due 03/13/28 ~	EUR 100,000	$79,428
5.375% due 06/08/37 ~	100,000	59,221
6.250% due 05/23/33 ~	$250,000	188,633
6.750% due 03/13/48 ~	200,000	125,272

		452,554

South Africa - 5.9%

Republic of South Africa Government 8.875% due 02/28/35	ZAR 24,624,000	1,113,114
Republic of South Africa Government International 5.000% due 10/12/46	$350,000	214,217
5.375% due 07/24/44	200,000	130,670
5.750% due 09/30/49	200,000	129,190
7.300% due 04/20/52	225,000	172,194

		1,759,385

South Korea - 1.0%

Korea International 2.000% due 06/19/24	300,000	287,702

Sri Lanka - 1.1%

Sri Lanka Government International 6.200% due 05/11/27 * ~ Y	200,000	51,082
6.350% due 06/28/24 * ~ Y	200,000	51,508
6.825% due 07/18/26 * ~ Y	200,000	52,663
6.850% due 11/03/25 * ~ Y	675,000	181,926

		337,179

Tunisia - 1.5%

Tunisian Republic 5.625% due 02/17/24 ~	EUR 100,000	65,703
5.750% due 01/30/25 ~	$200,000	120,223
6.375% due 07/15/26 ~	EUR 475,000	269,784

		455,710

Ukraine - 1.1%

State Agency of Roads of Ukraine 6.250% due 06/24/30 ~	$700,000	132,264
Ukraine Government International 6.876% due 05/21/31 ~	300,000	56,197
6.880% due 08/01/41 ~ §	75,000	21,398
7.750% due 09/01/26 ~	125,000	26,438
7.750% due 09/01/27 ~	200,000	40,738
7.750% due 09/01/28 ~	250,000	52,719

		329,754

Uzbekistan - 0.6%

Republic of Uzbekistan International 4.750% due 02/20/24 ~	200,000	188,899

Venezuela - 0.4%

Venezuela Government International 7.750% due 10/13/22 * ~ Y	85,000	5,950
8.250% due 10/13/24 * ~ Y	166,100	12,457
9.000% due 05/07/23 * ~ Y	73,000	5,475
9.250% due 09/15/27 * Y	252,000	20,286
9.250% due 05/07/28 * ~ Y	121,000	9,741
11.750% due 10/21/26 * ~ Y	768,700	59,574
12.750% due 08/23/23 * ~ Y	211,000	15,825

		129,308

	Principal Amount	Value
Zambia - 0.3%

Zambia Government International 8.500% due 04/14/24 * ~ Y	$200,000	$96,857

Total Foreign Government Bonds & Notes (Cost $21,888,946)		16,949,979

SHORT-TERM INVESTMENT - 6.7%

Money Market Fund - 6.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	1,999,209	1,999,209

Total Short-Term Investment (Cost $1,999,209)		1,999,209

TOTAL INVESTMENTS - 96.2% (Cost $36,815,568)		28,597,041

DERIVATIVES - 0.8%		227,450

OTHER ASSETS & LIABILITIES, NET - 3.0%		893,962

NET ASSETS - 100.0%		$29,718,453

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	57.0%
Corporate Bonds & Notes	31.2%
Short-Term Investment	6.7%
Others (each less than 3.0%)	1.3%

96.2%
Derivatives	0.8%
Other Assets & Liabilities, Net	3.0%

100.0%

(b)	As of September 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Mexico	10.5%
South Africa	9.0%
Brazil	7.7%
United States (Includes Short-Term Investment)	6.7%
Israel	5.3%
Malaysia	4.4%
Indonesia	4.3%
Czech Republic	3.5%
Others (each less than 3.0%)	44.8%

96.2%
Derivatives	0.8%
Other Assets & Liabilities, Net	3.0%

100.0%

(c)	Investments with a total aggregate value of $856,281 or 2.9% of the Fund’s net assets were in default as of September 30, 2022.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(d)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	12/22	10	$1,421,537	$1,357,271	($64,266)

Short Futures Outstanding
Euro-Schatz	12/22	58	6,162,554	6,091,569	70,985

Total Futures Contracts					$6,719

(e)	Forward foreign currency contracts outstanding as of September 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	1,600,000	USD	297,149	10/22	CIT	$—	($2,043)
BRL	1,600,000	USD	294,985	10/22	CIT	120	—
BRL	1,600,000	USD	297,950	10/22	JPM	—	(2,844)
CZK	19,200,000	EUR	778,971	10/22	JPM	—	(1,201)
EUR	50,000	USD	48,230	10/22	CIT	818	—
EUR	50,000	USD	49,636	10/22	JPM	—	(586)
EUR	890,000	USD	865,710	10/22	JPM	7,736	—
IDR	10,100,000,000	USD	679,206	10/22	CIT	—	(20,096)
MXN	17,950,000	USD	882,414	10/22	JPM	5,420	—
THB	23,000,000	USD	619,409	10/22	CIT	—	(9,022)
USD	1,357,014	BRL	7,100,000	10/22	CIT	47,482	—
USD	307,271	CNH	2,200,000	10/22	JPM	—	(971)
USD	933,136	CNH	6,650,000	10/22	JPM	1,402	—
USD	753,817	CZK	19,200,000	10/22	JPM	—	(9,515)
USD	24,230	EUR	25,000	10/22	JPM	—	(295)
USD	2,976,968	EUR	2,952,309	10/22	JPM	80,258	—
USD	669,584	IDR	10,100,000,000	10/22	JPM	10,474	—
USD	891,643	MXN	17,950,000	10/22	JPM	3,807	—
USD	625,865	PLN	3,000,000	10/22	JPM	22,718	—
USD	1,130,073	ZAR	20,300,000	10/22	JPM	10,660	—

Total Forward Foreign Currency Contracts						$190,895	($46,573)

(f)	Swap agreements outstanding as of September 30, 2022 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Implied Credit Spread at 09/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/27	GSC	3.250%	$1,400,000	$125,798	$105,503	$20,295
Turkey Government	Q	1.000%	06/20/27	GSC	7.675%	1,400,000	326,709	309,483	17,226

							452,507	414,986	37,521

				Exchange
South Africa Government	Q	1.000%	12/20/27	ICE	3.402%	1,400,000	145,557	116,287	29,270
Turkey Government	Q	1.000%	12/20/27	ICE	7.700%	1,400,000	351,580	344,308	7,272

							497,137	460,595	36,542

Total Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection							$949,644	$875,581	$74,063

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread at 09/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/27	GSC	3.250%	$1,400,000	($125,798)	($97,517)	($28,281)
Turkey Government	Q	1.000%	06/20/27	GSC	7.675%	1,400,000	(326,709)	(319,768)	(6,941)

							(452,507)	(417,285)	(35,222)

				Exchange
South Africa Government	Q	1.000%	12/20/27	ICE	3.402%	1,400,000	(145,558)	(139,278)	(6,280)
Turkey Government	Q	1.000%	12/20/27	ICE	7.700%	350,000	(90,636)	(90,742)	106
Turkey Government	Q	1.000%	12/20/27	ICE	7.700%	275,000	(69,060)	(68,705)	(355)

							(305,254)	(298,725)	(6,529)

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							($757,761)	($716,010)	($41,751)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Main 37 5Y	Q	5.000%	06/20/27	ICE	EUR 1,500,000	$51,799	$11,923	$39,876

Credit Default Swaps on Credit Indices - Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Main 37 5Y	Q	5.000%	06/20/27	ICE	EUR 750,000	($25,898)	($27,826)	$1,928

Total Credit Default Swaps						$217,784	$143,668	$74,116

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.870%	1-Day INR-OIS	S / S	LCH	06/15/24	INR 100,000,000	($19,524)	($4,917)	($14,607)
11.770%	1-Day BZD-OIS	Z / Z	LCH	01/02/25	BRL 11,493,594	3,857	—	3,857
6.678%	1-Day INR-OIS	S / S	LCH	09/21/27	INR 167,000,000	(20,814)	26,621	(47,435)

						($36,481)	$21,704	($58,185)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.870%	1-Day INR-OIS	S / S	LCH	06/15/24	INR 183,000,000	$35,728	$1,549	$34,179
6.678%	1-Day INR-OIS	S / S	LCH	09/21/27	211,000,000	26,299	—	26,299

						$62,027	$1,549	$60,478

Total Interest Rate Swaps						$25,546	$23,253	$2,293

Total Swap Agreements						$243,330	$166,921	$76,409

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$414,986	$37,521
Liabilities	(417,285)	(35,222)
Centrally Cleared Swap Agreements (1)
Assets	500,688	142,787
Liabilities	(331,468)	(68,677)

	$166,921	$76,409

(1)	Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$9,273,853	$—	$9,273,853	$—
	Convertible Corporate Bonds & Notes	374,000	—	374,000	—
	Foreign Government Bonds & Notes	16,949,979	—	16,949,979	—
	Short-Term Investment	1,999,209	1,999,209	—	—
	Derivatives:
	Credit Contracts
	Swaps	115,973	—	115,973	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	190,895	—	190,895	—
	Interest Rate Contracts
	Futures	70,985	70,985	—	—
	Swaps	64,335	—	64,335	—

	Total Interest Rate Contracts	135,320	70,985	64,335	—

	Total Assets - Derivatives	442,188	70,985	371,203	—

	Total Assets	29,039,229	2,070,194	26,969,035	—

Liabilities	Due to Custodian	(12,550)	—	(12,550)	—
	Derivatives:
	Credit Contracts
	Swaps	(41,857)	—	(41,857)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(46,573)	—	(46,573)	—
	Interest Rate Contracts
	Futures	(64,266)	(64,266)	—	—
	Swaps	(62,042)	—	(62,042)	—

	Total Interest Rate Contracts	(126,308)	(64,266)	(62,042)	—

	Total Liabilities - Derivatives	(214,738)	(64,266)	(150,472)	—

	Total Liabilities	(227,288)	(64,266)	(163,022)	—

	Total	$28,811,941	$2,005,928	$26,806,013	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Basic Materials - 1.8%

Air Products and Chemicals Inc	1,035	$240,875
The Sherwin-Williams Co	5,197	1,064,086

		1,304,961

Communications - 15.3%

Alphabet Inc ‘A’ *	41,369	3,956,945
Alphabet Inc ‘C’ *	13,373	1,285,814
Amazon.com Inc *	45,449	5,135,737
Bumble Inc ‘A’ *	3,416	73,410
Charter Communications Inc ‘A’ *	593	179,887
Match Group Inc *	6,690	319,447
Shopify Inc ‘A’ (Canada) *	1,150	30,981

		10,982,221

Consumer, Cyclical - 3.8%

Chipotle Mexican Grill Inc *	341	512,441
Dollar Tree Inc *	2,642	359,576
Hilton Worldwide Holdings Inc	6,445	777,396
Lululemon Athletica Inc *	1,342	375,169
LVMH Moet Hennessy Louis Vuitton SE (France)	251	147,983
NIKE Inc ‘B’	2,471	205,390
O’Reilly Automotive Inc *	539	379,106

		2,757,061

Consumer, Non-Cyclical - 24.1%

Abbott Laboratories	13,212	1,278,393
Becton Dickinson and Co	2,793	622,364
Block Inc *	2,587	142,259
Boston Scientific Corp *	32,224	1,248,036
Colgate-Palmolive Co	12,331	866,253
CoStar Group Inc *	10,626	740,101
Danaher Corp	7,796	2,013,629
Edwards Lifesciences Corp *	8,187	676,492
Equifax Inc	3,262	559,205
Gartner Inc *	1,041	288,034
ICON PLC *	3,067	563,653
Regeneron Pharmaceuticals Inc *	321	221,127
STERIS PLC	1,791	297,807
The Estee Lauder Cos Inc ‘A’	4,712	1,017,321
Thermo Fisher Scientific Inc	3,580	1,815,740
TransUnion	6,125	364,376
UnitedHealth Group Inc	2,472	1,248,459
Verisk Analytics Inc	6,945	1,184,331
Vertex Pharmaceuticals Inc *	4,284	1,240,389
Zoetis Inc	5,992	888,554

		17,276,523

Energy - 1.2%

EOG Resources Inc	3,883	433,848
Hess Corp	4,185	456,123

		889,971

Financial - 12.9%

American Express Co	2,509	338,489
American Tower Corp REIT	4,267	916,125
Aon PLC ‘A’	4,079	1,092,642
Arthur J Gallagher & Co	1,772	303,402
CME Group Inc	4,775	845,796
Equinix Inc REIT	335	190,561
Mastercard Inc ‘A’	8,488	2,413,478
The Charles Schwab Corp	14,775	1,061,879
Visa Inc ‘A’	11,783	2,093,250

		9,255,622

	Shares	Value
Industrial - 4.1%

AMETEK Inc	6,555	$743,403
Canadian Pacific Railway Ltd (Canada)	9,234	616,092
Johnson Controls International PLC	7,780	382,932
Vulcan Materials Co	7,357	1,160,272

		2,902,699

Technology - 34.0%

Adobe Inc *	5,732	1,577,446
Apple Inc	28,218	3,899,728
Applied Materials Inc	3,610	295,767
ASML Holding NV (Netherlands)	1,414	587,305
Atlassian Corp PLC ‘A’ *	1,133	238,598
Autodesk Inc *	2,156	402,741
Black Knight Inc *	3,114	201,569
Cadence Design Systems Inc *	4,603	752,268
Electronic Arts Inc	5,797	670,771
Intuit Inc	4,663	1,806,073
Lam Research Corp	1,523	557,418
Microsoft Corp	36,985	8,613,806
MSCI Inc	3,215	1,356,055
NVIDIA Corp	10,015	1,215,721
Salesforce Inc *	4,608	662,815
ServiceNow Inc *	1,991	751,822
Synopsys Inc *	1,763	538,614
Take-Two Interactive Software Inc *	1,934	210,806
Veeva Systems Inc ‘A’ *	461	76,010

		24,415,333

Total Common Stocks (Cost $30,269,025)		69,784,391

SHORT-TERM INVESTMENT - 2.9%

Money Market Fund - 2.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	2,105,380	2,105,380

Total Short-Term Investment (Cost $2,105,380)		2,105,380

TOTAL INVESTMENTS - 100.1% (Cost $32,374,405)		71,889,771

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(105,781)

NET ASSETS - 100.0%		$71,783,990

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	34.0%
Consumer, Non-Cyclical	24.1%
Communications	15.3%
Financial	12.9%
Industrial	4.1%
Consumer, Cyclical	3.8%
Others (each less than 3.0%)	5.9%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,304,961	$1,304,961	$—	$—
	Communications	10,982,221	10,982,221	—	—
	Consumer, Cyclical	2,757,061	2,609,078	147,983	—
	Consumer, Non-Cyclical	17,276,523	17,276,523	—	—
	Energy	889,971	889,971	—	—
	Financial	9,255,622	9,255,622	—	—
	Industrial	2,902,699	2,902,699	—	—
	Technology	24,415,333	24,415,333	—	—

	Total Common Stocks	69,784,391	69,636,408	147,983	—

	Short-Term Investment	2,105,380	2,105,380	—	—

	Total Assets	71,889,771	71,741,788	147,983	—

Liabilities	Due to Custodian	(149,808)	—	(149,808)	—

	Total Liabilities	(149,808)	—	(149,808)	—

	Total	$71,739,963	$71,741,788	($1,825)	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Basic Materials - 3.5%

Air Products and Chemicals Inc	13,292	$3,093,447
PPG Industries Inc	20,306	2,247,671

		5,341,118

Communications - 10.5%

Alphabet Inc ‘A’ *	29,360	2,808,284
Charter Communications Inc ‘A’ *	7,574	2,297,573
Cisco Systems Inc	84,248	3,369,920
Comcast Corp ‘A’	70,627	2,071,490
DISH Network Corp ‘A’ *	118,200	1,634,706
Motorola Solutions Inc	17,667	3,956,878

		16,138,851

Consumer, Cyclical - 1.7%

The Home Depot Inc	9,333	2,575,348

Consumer, Non-Cyclical - 14.6%

Amgen Inc	8,682	1,956,923
Becton Dickinson and Co	8,933	1,990,540
Elevance Health Inc	8,867	4,027,746
Haleon PLC ADR (United Kingdom) *	228,000	1,388,520
Johnson & Johnson	20,653	3,373,874
Merck & Co Inc	20,454	1,761,499
PepsiCo Inc	15,115	2,467,675
UnitedHealth Group Inc	10,907	5,508,471

		22,475,248

Energy - 10.1%

Chevron Corp	28,705	4,124,047
ConocoPhillips	73,422	7,514,008
Enterprise Products Partners LP	161,673	3,844,584

		15,482,639

Financial - 23.8%

American Express Co	33,021	4,454,863
American Tower Corp REIT	13,200	2,834,040
Bank of America Corp	184,522	5,572,564
Berkshire Hathaway Inc ‘B’ *	9,689	2,587,157
JPMorgan Chase & Co	48,314	5,048,813
Marsh & McLennan Cos Inc	16,040	2,394,612
The Bank of New York Mellon Corp	45,536	1,754,047
The Charles Schwab Corp	40,227	2,891,114
The Progressive Corp	21,344	2,480,386
The Travelers Cos Inc	14,079	2,156,903
US Bancorp	34,641	1,396,725
Visa Inc ‘A’	17,141	3,045,099

		36,616,323

Industrial - 21.0%

Deere & Co	17,413	5,814,026
Honeywell International Inc	10,936	1,825,984
Illinois Tool Works Inc	12,886	2,327,856
Martin Marietta Materials Inc	6,090	1,961,528
Northrop Grumman Corp	8,474	3,985,492
Otis Worldwide Corp	25,922	1,653,823

	Shares	Value
Raytheon Technologies Corp	63,850	$5,226,761
TE Connectivity Ltd (Switzerland)	44,075	4,864,117
United Parcel Service Inc ‘B’	18,303	2,956,667
Vertiv Holdings Co	171,600	1,667,952

		32,284,206

Technology - 4.3%

Apple Inc	5,323	735,639
Intel Corp	62,273	1,604,775
Microsoft Corp	6,578	1,532,016
Oracle Corp	24,903	1,520,826
QUALCOMM Inc	10,269	1,160,192

		6,553,448

Utilities - 6.6%

Edison International	47,476	2,686,192
Sempra Energy	49,720	7,455,017

		10,141,209

Total Common Stocks (Cost $95,038,586)		147,608,390

SHORT-TERM INVESTMENT - 3.8%

Money Market Fund - 3.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	5,819,651	5,819,651

Total Short-Term Investment (Cost $5,819,651)		5,819,651

TOTAL INVESTMENTS - 99.9% (Cost $100,858,237)		153,428,041

OTHER ASSETS & LIABILITIES, NET - 0.1%		86,462

NET ASSETS - 100.0%		$153,514,503

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.8%
Industrial	21.0%
Consumer, Non-Cyclical	14.6%
Communications	10.5%
Energy	10.1%
Utilities	6.6%
Technology	4.3%
Short-Term Investment	3.8%
Basic Materials	3.5%
Others (each less than 3.0%)	1.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$147,608,390	$147,608,390	$—	$—
	Short-Term Investment	5,819,651	5,819,651	—	—

	Total	$153,428,041	$153,428,041	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Basic Materials - 5.2%

Axalta Coating Systems Ltd *	15,685	$330,326
Element Solutions Inc	21,489	349,626
Ingevity Corp *	5,493	333,041

		1,012,993

Communications - 2.7%

Open Lending Corp ‘A’ *	13,923	111,941
Q2 Holdings Inc *	7,617	245,267
Vivid Seats Inc ‘A’	22,272	170,604

		527,812

Consumer, Cyclical - 15.2%

Brunswick Corp	4,064	265,989
Five Below Inc *	1,948	268,181
Funko Inc ‘A’ *	629	12,718
Genius Sports Ltd (United Kingdom) *	24,317	89,243
JetBlue Airways Corp *	18,744	124,273
Leslie’s Inc *	20,293	298,510
Manchester United PLC ‘A’ (United Kingdom)	25,070	332,679
Methode Electronics Inc	5,498	204,251
Ollie’s Bargain Outlet Holdings Inc *	4,299	221,828
On Holding AG ‘A’ (Switzerland) *	7,138	114,565
Penn Entertainment Inc *	9,529	262,143
Petco Health & Wellness Co Inc *	17,828	198,961
Skechers USA Inc ‘A’ *	9,839	312,093
Visteon Corp *	2,197	233,014

		2,938,448

Consumer, Non-Cyclical - 24.8%

Abcam PLC (United Kingdom) *	12,752	190,409
Adaptive Biotechnologies Corp *	5,080	36,170
Allovir Inc *	5,191	40,957
Annexon Inc *	5,054	31,234
BioAtla Inc *	3,303	25,433
Bioxcel Therapeutics Inc *	2,782	32,883
Boyd Group Services Inc (Canada)	1,654	208,284
Bright Horizons Family Solutions Inc *	2,108	121,526
Bruker Corp	4,241	225,027
Certara Inc *	17,165	227,951
Collegium Pharmaceutical Inc *	5,154	82,567
Envista Holdings Corp *	7,064	231,770
European Wax Center Inc ‘A’	10,400	191,880
Guardant Health Inc *	1,268	68,256
Harmony Biosciences Holdings Inc *	2,504	110,902
HealthEquity Inc *	3,463	232,610
Immunocore Holdings PLC ADR (United Kingdom) *	2,236	104,958
Lyell Immunopharma Inc *	6,562	48,099
Maravai LifeSciences Holdings Inc ‘A’ *	7,269	185,578
MaxCyte Inc *	15,244	99,086
Neurocrine Biosciences Inc *	1,076	114,282
Nuvei Corp (Canada) *	5,630	152,291
Oatly Group AB ADR *	19,500	51,285
Optinose Inc *	12,116	44,345
Oxford Nanopore Technologies PLC (United Kingdom) *	17,229	48,598
Paylocity Holding Corp *	551	133,111
Payoneer Global Inc *	24,811	150,107
Prelude Therapeutics Inc *	3,188	21,073
PROCEPT BioRobotics Corp *	2,169	89,927
Recursion Pharmaceuticals Inc ‘A’ *	5,658	60,201
Remitly Global Inc *	20,051	222,967
Ritchie Bros Auctioneers Inc (Canada)	4,286	267,789
Sabre Corp *	29,762	153,274
Sana Biotechnology Inc *	5,080	30,480
Silk Road Medical Inc *	2,088	93,960

	Shares	Value
SpringWorks Therapeutics Inc *	2,767	$78,942
Syneos Health Inc *	6,664	314,208
The Duckhorn Portfolio Inc *	12,916	186,378
Twist Bioscience Corp *	2,003	70,586

		4,779,384

Energy - 3.6%

ChampionX Corp	20,287	397,016
Magnolia Oil & Gas Corp ‘A’	15,270	302,499

		699,515

Financial - 11.4%

Big Yellow Group PLC REIT (United Kingdom)	7,867	93,103
First Interstate BancSystem Inc ‘A’	6,451	260,298
Focus Financial Partners Inc ‘A’ *	6,745	212,535
GCM Grosvenor Inc ‘A’	18,411	145,263
Hamilton Lane Inc ‘A’	5,777	344,367
Pacific Premier Bancorp Inc	1,459	45,171
Prosperity Bancshares Inc	3,959	263,986
STAG Industrial Inc REIT	9,163	260,504
Umpqua Holdings Corp	10,335	176,625
United Community Banks Inc	4,650	153,915
WisdomTree Investments Inc	52,690	246,589

		2,202,356

Industrial - 14.5%

Advanced Energy Industries Inc	4,617	357,402
AeroVironment Inc *	1,238	103,200
Cactus Inc ‘A’	6,068	233,193
CryoPort Inc *	6,057	147,549
Gerresheimer AG (Germany)	3,684	179,874
GFL Environmental Inc (Canada)	12,130	306,768
Hydrofarm Holdings Group Inc *	9,844	19,097
Knight-Swift Transportation Holdings Inc	5,130	251,011
Kratos Defense & Security Solutions Inc *	5,994	60,899
Littelfuse Inc	1,065	211,605
Saia Inc *	638	121,220
Sensata Technologies Holding PLC	9,283	346,070
The AZEK Co Inc *	20,581	342,056
Trex Co Inc *	2,512	110,377

		2,790,321

Technology - 19.6%

ACV Auctions Inc ‘A’ *	24,988	179,664
Alkami Technology Inc *	15,070	226,803
CACI International Inc ‘A’ *	922	240,697
Corsair Gaming Inc *	7,238	82,151
Definitive Healthcare Corp *	6,997	108,733
DoubleVerify Holdings Inc *	8,955	244,919
Everbridge Inc *	3,085	95,265
ExlService Holdings Inc *	2,927	431,323
Expensify Inc ‘A’ *	6,951	103,431
Five9 Inc *	2,017	151,235
Keywords Studios PLC (Ireland)	10,891	277,827
nCino Inc *	3,027	103,251
Outset Medical Inc *	4,227	67,336
Paycor HCM Inc *	6,305	186,376
Procore Technologies Inc *	3,868	191,389
Rapid7 Inc *	5,242	224,882
TaskUS Inc ‘A’ (Philippines) *	13,063	210,314
Thoughtworks Holding Inc *	22,271	233,623
WNS Holdings Ltd ADR (India) *	5,060	414,110

		3,773,329

Total Common Stocks (Cost $23,068,904)		18,724,158

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 4.1%

Money Market Fund - 4.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	783,634	$783,634

Total Short-Term Investment (Cost $783,634)		783,634

TOTAL INVESTMENTS - 101.1% (Cost $23,852,538)		19,507,792

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(208,785)

NET ASSETS - 100.0%		$19,299,007

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.8%
Technology	19.6%
Consumer, Cyclical	15.2%
Industrial	14.5%
Financial	11.4%
Basic Materials	5.2%
Short-Term Investment	4.1%
Energy	3.6%
Others (each less than 3.0%)	2.7%

	101.1%
Other Assets & Liabilities, Net	(1.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,012,993	$1,012,993	$—	$—
	Communications	527,812	527,812	—	—
	Consumer, Cyclical	2,938,448	2,938,448	—	—
	Consumer, Non-Cyclical	4,779,384	4,540,377	239,007	—
	Energy	699,515	699,515	—	—
	Financial	2,202,356	2,109,253	93,103	—
	Industrial	2,790,321	2,610,447	179,874	—
	Technology	3,773,329	3,495,502	277,827	—

	Total Common Stocks	18,724,158	17,934,347	789,811	—

	Short-Term Investment	783,634	783,634	—	—

	Total	$19,507,792	$18,717,981	$789,811	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 4.1%

AdvanSix Inc	10,920	$350,532
ATI Inc *	17,750	472,327
HB Fuller Co	6,330	380,433
Innospec Inc	2,680	229,596

		1,432,888

Communications - 2.8%

A10 Networks Inc	25,966	344,569
Casa Systems Inc *	54,862	171,718
Criteo SA ADR (France) *	16,921	457,375

		973,662

Consumer, Cyclical - 17.2%

Alaska Air Group Inc *	7,980	312,417
Blue Bird Corp *	22,183	185,228
Citi Trends Inc *	11,848	183,762
Dana Inc	27,120	309,982
Dine Brands Global Inc	6,350	403,606
Genesco Inc *	7,380	290,182
H&E Equipment Services Inc	11,745	332,853
Hilton Grand Vacations Inc *	8,740	287,459
IMAX Corp *	24,060	339,727
KB Home	15,320	397,094
MillerKnoll Inc	3,547	55,333
Papa John’s International Inc	5,106	357,471
REV Group Inc	39,040	430,611
Sally Beauty Holdings Inc *	35,792	450,979
Six Flags Entertainment Corp *	16,910	299,307
Taylor Morrison Home Corp *	21,108	492,239
The Goodyear Tire & Rubber Co *	47,050	474,735
The Shyft Group Inc	19,277	393,829

		5,996,814

Consumer, Non-Cyclical - 10.5%

Acadia Healthcare Co Inc *	7,190	562,114
Adtalem Global Education Inc *	12,950	472,028
Herc Holdings Inc	4,680	486,158
Integra LifeSciences Holdings Corp *	9,420	399,031
Korn Ferry	5,952	279,446
Nomad Foods Ltd (United Kingdom) *	27,274	387,291
Pediatrix Medical Group Inc *	25,100	414,401
Syneos Health Inc *	6,600	311,190
The Hain Celestial Group Inc *	21,429	361,722

		3,673,381

Energy - 4.3%

Helmerich & Payne Inc	12,960	479,131
HF Sinclair Corp	9,289	500,120
Magnolia Oil & Gas Corp ‘A’	25,640	507,928

		1,487,179

Financial - 37.6%

1st Source Corp	8,784	406,699
Associated Banc-Corp	26,272	527,542
Bank of Marin Bancorp	7,488	224,266
BankUnited Inc	16,488	563,395
Berkshire Hills Bancorp Inc	20,160	550,368
Broadstone Net Lease Inc REIT	26,680	414,340
Carter Bankshares Inc *	18,572	299,009
Cousins Properties Inc REIT	10,876	253,955
First BanCorp	44,350	606,708
HarborOne Bancorp Inc	33,735	452,724
Heritage Financial Corp	19,730	522,253
Independence Realty Trust Inc REIT	28,856	482,761
Independent Bank Group Inc	6,139	376,873
Moelis & Co ‘A’	12,150	410,792

	Shares	Value
National Storage Affiliates Trust REIT	8,086	$336,216
NETSTREIT Corp REIT	20,540	365,817
Pacific Premier Bancorp Inc	16,809	520,407
Physicians Realty Trust REIT	32,411	487,461
Premier Financial Corp	14,620	375,734
Sandy Spring Bancorp Inc	9,613	338,954
Selective Insurance Group Inc	7,235	588,929
STAG Industrial Inc REIT	13,372	380,166
Stifel Financial Corp	5,255	272,787
Synovus Financial Corp	11,920	447,119
Texas Capital Bancshares Inc *	9,821	579,734
The Hanover Insurance Group Inc	3,830	490,776
TriCo Bancshares	11,019	491,998
Umpqua Holdings Corp	20,030	342,313
Webster Financial Corp	10,403	470,216
WSFS Financial Corp	11,337	526,717

		13,107,029

Industrial - 15.1%

ArcBest Corp	7,930	576,749
Arcosa Inc	9,164	523,997
Belden Inc	6,604	396,372
Cactus Inc ‘A’	8,620	331,267
Dycom Industries Inc *	4,080	389,762
Fluor Corp *	6,248	155,513
Great Lakes Dredge & Dock Corp *	36,309	275,222
Ichor Holdings Ltd *	15,220	368,476
Kirby Corp *	4,970	302,027
Masonite International Corp *	5,297	377,623
O-I Glass Inc *	10,721	138,837
Spirit AeroSystems Holdings Inc ‘A’	9,450	207,144
Star Bulk Carriers Corp (Greece)	20,370	356,068
Terex Corp	12,017	357,386
TTM Technologies Inc *	39,966	526,752

		5,283,195

Technology - 5.6%

ACI Worldwide Inc *	16,455	343,909
Change Healthcare Inc *	22,610	621,549
CommVault Systems Inc *	6,079	322,430
Kulicke & Soffa Industries Inc (Singapore)	5,130	197,659
MagnaChip Semiconductor Corp (South Korea) *	28,232	289,096
Unisys Corp *	21,480	162,174

		1,936,817

Utilities - 2.6%

IDACORP Inc	5,850	579,209
Southwest Gas Holdings Inc	4,570	318,757

		897,966

Total Common Stocks (Cost $30,752,043)		34,788,931

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	125,954	125,954

Total Short-Term Investment (Cost $125,954)		125,954

TOTAL INVESTMENTS - 100.2% (Cost $30,877,997)		34,914,885

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(52,308)

NET ASSETS - 100.0%		$34,862,577

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	37.6%
Consumer, Cyclical	17.2%
Industrial	15.1%
Consumer, Non-Cyclical	10.5%
Technology	5.6%
Energy	4.3%
Basic Materials	4.1%
Others (each less than 3.0%)	5.8%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$34,788,931	$34,788,931	$—	$—
	Short-Term Investment	125,954	125,954	—	—

	Total	$34,914,885	$34,914,885	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Switzerland - 0.0%

Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	30,788	$13,729

Total Warrants (Cost $0)		13,729

PREFERRED STOCKS - 1.7%

Brazil - 1.7%

Banco Bradesco SA	173,359	637,601

Total Preferred Stocks (Cost $565,816)		637,601

COMMON STOCKS - 94.4%

Belgium - 0.2%

Anheuser-Busch InBev SA	1,877	85,022

Brazil - 5.1%

Ambev SA	220,300	635,047
Lojas Renner SA	65,188	337,399
NU Holdings Ltd ‘A’ *	64,567	284,095
Vale SA ADR	47,679	635,084
WEG SA	15,843	94,130

		1,985,755

Chile - 0.4%

Antofagasta PLC	9,839	120,565
Banco Santander Chile	1,029,701	35,975

		156,540

China - 25.8%

BeiGene Ltd ADR *	3,543	477,667
Brii Biosciences Ltd *	64,000	42,943
H World Group Ltd	3,100	10,563
H World Group Ltd ADR	41,337	1,386,443
JD.com Inc ADR	1,080	54,324
Meituan ‘B’ * ~	62,600	1,315,630
MicroTech Medical Hangzhou Co Ltd ‘H’ * ~	13,000	12,011
NetEase Inc ADR	17,660	1,335,096
New Horizon Health Ltd * ~	20,000	36,736
Silergy Corp	15,000	195,629
Sunny Optical Technology Group Co Ltd	16,400	155,859
Tencent Holdings Ltd	13,881	468,849
Wuxi Biologics Cayman Inc * ~	77,500	461,346
Yum China Holdings Inc	47,833	2,263,936
Zai Lab Ltd ADR *	11,481	392,650
ZTO Express Cayman Inc	3,913	94,611
ZTO Express Cayman Inc ADR	53,340	1,281,760

		9,986,053

France - 5.9%

Kering SA	1,103	489,234
L’Oreal SA	79	25,260
Pernod Ricard SA	8,491	1,557,709
TotalEnergies SE	4,196	196,853

		2,269,056

Hong Kong - 1.9%

AIA Group Ltd	89,400	744,336

	Shares	Value
India - 22.7%

Housing Development Finance Corp Ltd	109,698	$3,060,523
Infosys Ltd	48,889	838,070
Kotak Mahindra Bank Ltd	100,957	2,240,689
Oberoi Realty Ltd	23,719	265,730
Tata Consultancy Services Ltd	49,244	1,804,738
Zee Entertainment Enterprises Ltd	182,571	574,851

		8,784,601

Indonesia - 0.8%

P.T. Bank Central Asia Tbk	563,400	314,512

Italy - 1.6%

Ermenegildo Zegna NV	8,149	87,602
PRADA SPA	115,900	537,474

		625,076

Japan - 0.1%

Daiichi Sankyo Co Ltd	1,400	39,131

Mexico - 8.3%

America Movil SAB de CV ‘L’ ADR	27,327	450,076
Fomento Economico Mexicano SAB de CV	27,631	173,308
Grupo Mexico SAB de CV ‘B’	467,040	1,577,401
Sitios Latinoamerica SAB de CV *	27,327	12,443
Wal-Mart de Mexico SAB de CV	286,952	1,007,776

		3,221,004

Peru - 0.7%

Credicorp Ltd	2,115	259,722

Philippines - 1.4%

SM Investments Corp	41,727	513,926
SM Prime Holdings Inc	24,153	12,377

		526,303

Russia - 0.0%

Novatek PJSC GDR ± Ω	24,056	—
Polyus PJSC ± Ω	3,489	—
Polyus PJSC GDR ~ ± Ω	3,877	—
Sberbank of Russia PJSC * ± Ω	14,210	—
TCS Group Holding PLC GDR * ± Ω	7,899	—
Yandex NV ‘A’ * ± Ω	65,568	—

		—

South Africa - 1.0%

FirstRand Ltd	112,083	374,162

South Korea - 7.8%

Coupang Inc *	5,697	94,969
LG Chem Ltd	2,058	759,887
LG H&H Co Ltd	160	70,131
NAVER Corp	2,443	325,447
Samsung Biologics Co Ltd * ~	1,169	654,371
Samsung Electronics Co Ltd	30,390	1,115,898

		3,020,703

Switzerland - 1.9%

Cie Financiere Richemont SA ‘A’	7,623	719,576

Taiwan - 8.7%

MediaTek Inc	46,000	793,795
Taiwan Semiconductor Manufacturing Co Ltd	193,995	2,571,480

		3,365,275

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value

United Kingdom - 0.1%

AstraZeneca PLC ADR	660	$36,194

Total Common Stocks (Cost $32,069,465)		36,513,021

SHORT-TERM INVESTMENT - 3.5%

Money Market Fund - 3.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	1,369,014	1,369,014

Total Short-Term Investment (Cost $1,369,014)		1,369,014

TOTAL INVESTMENTS - 99.6% (Cost $34,004,295)		38,533,365

OTHER ASSETS & LIABILITIES, NET - 0.4%		171,011

NET ASSETS - 100.0%		$38,704,376

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Technology	21.9%
Financial	21.3%
Consumer, Cyclical	17.7%
Consumer, Non-Cyclical	13.5%
Communications	8.5%
Basic Materials	8.0%
Industrial	4.7%
Short-Term Investment	3.5%
Others (each less than 3.0%)	0.5%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	As of September 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	25.8%
India	22.7%
Taiwan	8.7%
Mexico	8.3%
South Korea	7.8%
Brazil	6.8%
France	5.9%
United States (Includes Short-Term Investment)	3.5%
Others (each less than 3.0%)	10.1%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$13,729	$13,729	$—	$—
	Preferred Stocks	637,601	637,601	—	—
	Common Stocks
	Belgium	85,022	—	85,022	—
	Brazil	1,985,755	1,985,755	—	—
	Chile	156,540	35,975	120,565	—
	China	9,986,053	7,191,876	2,794,177	—
	France	2,269,056	—	2,269,056	—
	Hong Kong	744,336	—	744,336	—
	India	8,784,601	—	8,784,601	—
	Indonesia	314,512	—	314,512	—
	Italy	625,076	87,602	537,474	—
	Japan	39,131	—	39,131	—
	Mexico	3,221,004	3,221,004	—	—
	Peru	259,722	259,722	—	—
	Philippines	526,303	—	526,303	—
	South Africa	374,162	—	374,162	—
	South Korea	3,020,703	94,969	2,925,734	—
	Switzerland	719,576	—	719,576	—
	Taiwan	3,365,275	—	3,365,275	—
	United Kingdom	36,194	36,194	—	—

	Total Common Stocks	36,513,021	12,913,097	23,599,924	—

	Short-Term Investment	1,369,014	1,369,014	—	—

	Total Assets	38,533,365	14,933,441	23,599,924	—

Liabilities	Due to Custodian	(12,321)	—	(12,321)	—

	Total Liabilities	(12,321)	—	(12,321)	—

	Total	$38,521,044	$14,933,441	$23,587,603	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INTERNATIONAL GROWTH FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Canada - 7.7%

Barrick Gold Corp	7,430	$115,165
CAE Inc *	7,655	117,428
Canadian Imperial Bank of Commerce	2,616	114,499
Canadian Pacific Railway Ltd	6,913	461,467
Suncor Energy Inc	9,140	257,391
Thomson Reuters Corp	2,612	268,130

		1,334,080

China - 0.3%

Zai Lab Ltd *	17,100	58,215

Denmark - 3.0%

Novo Nordisk AS ‘B’	5,160	514,028

France - 12.4%

Airbus SE	1,839	158,522
BNP Paribas SA	7,192	303,785
Dassault Systemes SE	2,470	85,277
EssilorLuxottica SA	2,159	293,457
L’Oreal SA	1,634	522,459
LVMH Moet Hennessy Louis Vuitton SE	842	496,422
Teleperformance	1,068	270,934

		2,130,856

Germany - 3.0%

adidas AG	926	106,454
Deutsche Boerse AG	1,745	286,052
Deutsche Telekom AG	7,220	122,897

		515,403

Hong Kong - 2.8%

AIA Group Ltd	57,348	477,474

Ireland - 1.2%

CRH PLC	6,553	210,691

Israel - 1.1%

Nice Ltd ADR *	1,010	190,122

Italy - 1.5%

Intesa Sanpaolo SPA	161,707	267,304

Japan - 12.7%

Daiichi Sankyo Co Ltd	8,900	248,763
Hoya Corp	3,170	305,457
Keyence Corp	1,160	383,450
MonotaRO Co Ltd	5,146	78,965
Nidec Corp	2,300	128,745
Olympus Corp	22,089	424,942
Recruit Holdings Co Ltd	10,300	296,698
Shiseido Co Ltd	5,740	201,171
Sony Group Corp	1,750	112,726

		2,180,917

Netherlands - 4.2%

Adyen NV * ~	166	207,029
Argenx SE *	593	211,035
ASML Holding NV	724	299,938

		718,002

Portugal - 2.8%

EDP - Energias de Portugal SA	109,473	475,114

	Shares	Value
Spain - 4.9%

Amadeus IT Group SA *	5,257	$243,728
Cellnex Telecom SA ~	3,477	107,254
Iberdrola SA	23,710	221,076
Industria de Diseno Textil SA	12,798	264,108

		836,166

Sweden - 2.9%

Atlas Copco AB ‘A’	29,202	271,414
Sandvik AB	16,760	228,465

		499,879

Switzerland - 4.5%

Alcon Inc	2,832	164,498
Givaudan SA	40	120,840
Straumann Holding AG	900	82,314
TE Connectivity Ltd	3,687	406,898

		774,550

United Kingdom - 16.4%

3i Group PLC	13,621	163,553
Ashtead Group PLC	1,877	84,296
Burberry Group PLC	7,316	146,141
Compass Group PLC	13,828	275,349
Diageo PLC	12,877	542,038
Dr. Martens PLC	22,459	55,028
Haleon PLC *	66,030	205,879
Linde PLC	1,797	486,507
London Stock Exchange Group PLC	5,582	471,394
RELX PLC	4,310	105,318
Rentokil Initial PLC	54,458	288,653

		2,824,156

United States - 14.3%

Accenture PLC ‘A’	929	239,032
Atlassian Corp PLC ‘A’ *	493	103,821
ICON PLC *	1,689	310,404
Nestle SA	7,253	784,465
Roche Holding AG	1,563	508,808
Schlumberger NV	11,020	395,618
SolarEdge Technologies Inc *	483	111,795

		2,453,943

Total Common Stocks (Cost $17,930,972)		16,460,900

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	470,742	470,742

Total Short-Term Investment (Cost $470,742)		470,742

TOTAL INVESTMENTS - 98.4% (Cost $18,401,714)		16,931,642

OTHER ASSETS & LIABILITIES, NET - 1.6%		284,021

NET ASSETS - 100.0%		$17,215,663

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INTERNATIONAL GROWTH FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	36.6%
Industrial	16.2%
Financial	12.1%
Consumer, Cyclical	8.5%
Technology	5.8%
Energy	4.4%
Basic Materials	4.2%
Utilities	4.1%
Communications	3.8%
Others (each less than 3.0%)	2.7%

98.4%
Other Assets & Liabilities, Net	1.6%

100.0%

(b)	As of September 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

United States (Includes Short-Term Investment)	17.0%
United Kingdom	16.4%
Japan	12.7%
France	12.4%
Canada	7.7%
Spain	4.9%
Switzerland	4.5%
Netherlands	4.2%
Denmark	3.0%
Germany	3.0%
Others (each less than 3.0%)	12.6%

98.4%
Other Assets & Liabilities, Net	1.6%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Canada	$1,334,080	$1,334,080	$—	$—
	China	58,215	—	58,215	—
	Denmark	514,028	—	514,028	—
	France	2,130,856	—	2,130,856	—
	Germany	515,403	—	515,403	—
	Hong Kong	477,474	—	477,474	—
	Ireland	210,691	—	210,691	—
	Israel	190,122	190,122	—	—
	Italy	267,304	—	267,304	—
	Japan	2,180,917	—	2,180,917	—
	Netherlands	718,002	—	718,002	—
	Portugal	475,114	—	475,114	—
	Spain	836,166	—	836,166	—
	Sweden	499,879	—	499,879	—
	Switzerland	774,550	406,898	367,652	—
	United Kingdom	2,824,156	205,879	2,618,277	—
	United States	2,453,943	1,160,670	1,293,273	—

	Total Common Stocks	16,460,900	3,297,649	13,163,251	—

	Short-Term Investment	470,742	470,742	—	—

	Total	$16,931,642	$3,768,391	$13,163,251	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Australia - 3.9%

EBOS Group Ltd	4,358	$91,740
GUD Holdings Ltd	20,095	95,336
Imdex Ltd	66,113	74,990
Inghams Group Ltd	114,761	174,678
Nanosonics Ltd *	27,038	59,629
Servcorp Ltd	34,476	73,262
SomnoMed Ltd *	21,500	20,216

		589,851

Austria - 1.9%

Mayr Melnhof Karton AG	1,010	130,070
Strabag SE	1,000	37,830
Wienerberger AG	6,200	124,445

		292,345

Belgium - 1.4%

Econocom Group SA	34,300	85,049
Fagron	10,800	132,682

		217,731

Brazil - 1.8%

Hypera SA	19,184	158,220
YDUQS Participacoes SA	40,449	108,727

		266,947

Canada - 2.3%

CCL Industries Inc ‘B’	2,100	101,796
ECN Capital Corp	11,500	38,046
Open Text Corp	5,000	132,153
The North West Co Inc	3,500	81,055

		353,050

China - 4.4%

Best Pacific International Holdings Ltd	201,870	33,175
Far East Horizon Ltd	206,643	139,311
Precision Tsugami China Corp Ltd	76,178	75,502
Qingdao Port International Co Ltd ‘H’ ~	231,901	99,134
Shenzhen YUTO Packaging Technology Co Ltd ‘A’	32,420	137,204
TravelSky Technology Ltd ‘H’	91,890	140,645
Xingda International Holdings Ltd	236,000	46,435

		671,406

Denmark - 1.0%

Spar Nord Bank AS	13,700	152,889

Finland - 2.0%

Huhtamaki Oyj	3,900	124,031
Kamux Corp	9,100	46,930
Nanoform Finland PLC *	8,100	24,966
Rovio Entertainment Oyj ~	18,800	104,525

		300,452

France - 4.3%

Altarea SCA REIT	1,100	137,043
Antin Infrastructure Partners SA	3,900	81,719
ARGAN SA REIT	800	61,878
Elior Group SA * ~	31,900	58,148
Lectra	2,300	63,710
Maisons du Monde SA ~	9,700	76,197
Thermador Groupe	1,500	99,818
Vicat SA	3,200	71,865

		650,378

Germany - 5.4%

DIC Asset AG	9,900	74,954
DWS Group GmbH & Co KGaA ~	2,400	57,130

	Shares	Value
JOST Werke AG ~	2,500	$87,165
Norma Group SE	4,200	56,569
Rheinmetall AG	640	98,539
Stabilus SE	1,600	70,346
Synlab AG	6,800	84,088
Takkt AG	7,500	69,180
Talanx AG	6,100	216,005

		813,976

Greece - 0.7%

Mytilineos SA	7,300	99,700

Hong Kong - 1.7%

ASMPT Ltd	19,468	118,014
Sino Land Co Ltd	63,892	84,039
WH Group Ltd ~	75,000	47,170

		249,223

Hungary - 1.1%

Richter Gedeon Nyrt	9,215	157,835

Indonesia - 1.0%

P.T. Avia Avian Tbk	1,447,424	75,490
P.T. Selamat Sempurna Tbk	889,000	75,841

		151,331

Ireland - 2.4%

AerCap Holdings NV *	1,997	84,533
Dalata Hotel Group PLC *	27,700	76,564
Irish Residential Properties REIT PLC ◇	103,300	116,628
Mincon Group PLC	76,069	83,870

		361,595

Italy - 1.3%

Banca Generali SPA	4,300	119,254
Recordati Industria Chimica e Farmaceutica SPA	2,200	80,517

		199,771

Japan - 20.7%

Amano Corp	6,000	100,815
ASKUL Corp	8,900	91,613
Capcom Co Ltd	5,200	130,923
Dexerials Corp	4,200	94,027
Dip Corp	3,300	83,830
GMO internet group Inc	8,200	143,937
Inaba Denki Sangyo Co Ltd	5,000	94,251
Isuzu Motors Ltd	10,600	117,209
Kamigumi Co Ltd	1,000	18,463
Lixil Corp	6,200	90,971
Maruwa Co Ltd	1,200	128,027
Meitec Corp	6,200	98,098
MINEBEA MITSUMI Inc	6,900	102,078
Mitani Corp	6,300	60,405
NSD Co Ltd	8,900	151,499
PALTAC Corp	5,200	160,024
Park24 Co Ltd *	2,500	32,453
Persol Holdings Co Ltd	9,300	172,035
Renesas Electronics Corp *	29,700	248,982
Roland Corp	4,500	138,010
S Foods Inc	7,200	151,092
San-Ai Obbli Co Ltd	18,000	138,592
Ship Healthcare Holdings Inc	9,500	178,457
SUMCO Corp	8,000	93,208
TIS Inc	5,800	153,988
TKC Corp	1,400	33,176
Tsuruha Holdings Inc	2,300	134,664

		3,140,827

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Mexico - 1.9%

Bolsa Mexicana de Valores SAB de CV	89,278	$149,835
Gruma SAB de CV ‘B’	13,058	124,346
Grupo Comercial Chedraui SA de CV	5,300	15,700

		289,881

Netherlands - 1.3%

Acomo NV	6,100	111,458
Arcadis NV	2,700	87,875

		199,333

Norway - 0.9%

Europris ASA ~	26,400	132,035

Peru - 0.5%

Intercorp Financial Services Inc	3,733	74,884

Philippines - 1.8%

Century Pacific Food Inc	370,887	142,345
Robinsons Land Corp	472,603	132,402

		274,747

Singapore - 2.5%

HRnetgroup Ltd	161,465	82,885
Mapletree Industrial Trust REIT	75,267	124,552
The Hour Glass Ltd	84,269	122,718
Wing Tai Holdings Ltd	46,000	48,662

		378,817

South Korea - 1.6%

Hyundai Marine & Fire Insurance Co Ltd	3,184	64,824
Soulbrain Co Ltd	1,000	122,886
Vitzrocell Co Ltd	7,200	54,640

		242,350

Spain - 3.6%

Cia de Distribucion Integral Logista Holdings SA	9,300	169,482
CIE Automotive SA	5,100	105,604
Grupo Catalana Occidente SA	5,900	148,189
Indra Sistemas SA	5,300	40,358
Prosegur Cia de Seguridad SA	33,900	51,376
Viscofan SA	400	21,866

		536,875

Sweden - 1.6%

Dustin Group AB ~	13,700	54,008
Granges AB	13,500	86,574
Hexpol AB	10,000	82,019
Nordnet AB publ	2,100	23,779

		246,380

Taiwan - 3.4%

International Games System Co Ltd	15,310	172,603
Sporton International Inc	17,529	129,545
Test Research Inc	41,916	81,724
Tripod Technology Corp	25,091	73,548
Yageo Corp	7,520	63,476

		520,896

Thailand - 0.7%

Star Petroleum Refining PCL	388,053	108,733

United Kingdom - 13.6%

Ashtead Technology Holdings PLC *	39,400	106,021
B&M European Value Retail SA	25,065	85,252
Biffa PLC ~	10,551	48,537
Bodycote PLC	11,312	58,757
Grainger PLC	52,385	134,177

	Shares	Value
Harbour Energy PLC	21,551	$106,994
Hiscox Ltd	13,100	128,528
Hyve Group PLC *	16,594	9,297
Informa PLC	17,510	100,085
J D Wetherspoon PLC *	18,928	84,286
JET2 PLC *	8,860	67,817
John Wood Group PLC *	70,424	99,454
Lancashire Holdings Ltd	28,417	156,764
LSL Property Services PLC	32,835	96,054
On the Beach Group PLC * ~	55,850	62,439
Pets at Home Group PLC	22,800	66,471
Premier Foods PLC	70,000	74,485
Rathbones Group PLC	2,500	45,778
Reach PLC	59,329	45,874
Sabre Insurance Group PLC ~	68,059	73,711
Savills PLC	9,294	81,584
Tate & Lyle PLC	22,076	166,449
Vistry Group PLC	9,124	60,004
WH Smith PLC *	7,602	100,229

		2,059,047

United States - 6.1%

Adient PLC *	4,100	113,775
Adtalem Global Education Inc *	4,100	149,445
Antero Resources Corp *	6,065	185,164
GCC SAB de CV	25,203	149,382
GrafTech International Ltd	15,872	68,408
Impro Precision Industries Ltd ~	123,179	30,725
Ovintiv Inc	2,600	119,600
RHI Magnesita NV	6,000	112,146

		928,645

Total Common Stocks (Cost $18,898,863)		14,661,930

EXCHANGE-TRADED FUND - 2.4%

iShares MSCI India	8,900	362,942

Total Exchange-Traded Fund (Cost $397,826)		362,942

TOTAL INVESTMENTS - 99.2% (Cost $19,296,689)		15,024,872

OTHER ASSETS & LIABILITIES, NET - 0.8%		119,013

NET ASSETS - 100.0%		$15,143,885

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	21.5%
Industrial	20.2%
Financial	18.3%
Consumer, Cyclical	16.6%
Technology	9.9%
Energy	5.3%
Communications	3.1%
Others (each less than 3.0%)	4.3%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	As of September 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	20.7%
United Kingdom	13.6%
United States	6.1%
Germany	5.4%
China	4.4%
France	4.3%
Australia	3.9%
Spain	3.6%
Taiwan	3.4%
Others (each less than 3.0%)	33.8%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(c)	Restricted securities as of September 30, 2022 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Irish Residential Properties REIT PLC (Acq 10/29/21)	$166,793	$116,628	0.8%

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$589,851	$20,216	$569,635	$—
	Austria	292,345	37,830	254,515	—
	Belgium	217,731	—	217,731	—
	Brazil	266,947	266,947	—	—
	Canada	353,050	353,050	—	—
	China	671,406	108,677	562,729	—
	Denmark	152,889	—	152,889	—
	Finland	300,452	24,966	275,486	—
	France	650,378	181,537	468,841	—
	Germany	813,976	—	813,976	—
	Greece	99,700	—	99,700	—
	Hong Kong	249,223	—	249,223	—
	Hungary	157,835	—	157,835	—
	Indonesia	151,331	—	151,331	—
	Ireland	361,595	285,031	76,564	—
	Italy	199,771	—	199,771	—
	Japan	3,140,827	—	3,140,827	—
	Mexico	289,881	289,881	—	—
	Netherlands	199,333	—	199,333	—
	Norway	132,035	—	132,035	—
	Peru	74,884	74,884	—	—
	Philippines	274,747	142,345	132,402	—
	Singapore	378,817	—	378,817	—
	South Korea	242,350	—	242,350	—
	Spain	536,875	21,866	515,009	—
	Sweden	246,380	—	246,380	—
	Taiwan	520,896	—	520,896	—
	Thailand	108,733	—	108,733	—
	United Kingdom	2,059,047	743,398	1,315,649	—
	United States	928,645	785,774	142,871	—

	Total Common Stocks	14,661,930	3,336,402	11,325,528	—

	Exchange-Traded Fund	362,942	362,942	—	—

	Total Assets	15,024,872	3,699,344	11,325,528	—

Liabilities	Due to Custodian	(45,420)	—	(45,420)	—

	Total Liabilities	(45,420)	—	(45,420)	—

	Total	$14,979,452	$3,699,344	$11,280,108	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%

Germany - 0.8%

Henkel AG & Co KGaA	6,856	$407,158

Total Preferred Stocks (Cost $490,524)		407,158

COMMON STOCKS - 96.2%

Argentina - 0.2%

YPF SA ADR *	14,765	91,691

Austria - 1.1%

ams-OSRAM AG *	26,029	162,023
Erste Group Bank AG	19,154	419,897

		581,920

Belgium - 0.8%

Ageas SA	10,854	395,864

Brazil - 2.0%

Atacadao SA	40,032	143,153
Cia de Saneamento Basico do Estado de Sao Paulo	41,002	377,157
Telefonica Brasil SA	40,671	304,975
Ultrapar Participacoes SA	96,352	209,160

		1,034,445

Burkina Faso - 0.4%

Endeavour Mining PLC	12,343	227,676

Canada - 2.1%

ARC Resources Ltd	20,391	244,896
Barrick Gold Corp	32,601	505,293
Cameco Corp	10,665	282,729
Kinross Gold Corp	22,939	86,250

		1,119,168

China - 0.6%

Dongfeng Motor Group Co Ltd ‘H’	609,672	325,906

Finland - 1.6%

Nokia OYJ	133,285	572,200
Wartsila OYJ Abp	43,071	275,134

		847,334

France - 13.0%

AXA SA	36,841	804,346
BNP Paribas SA	13,775	581,846
Carrefour SA	33,343	462,437
Cie de Saint-Gobain	17,441	623,614
Dassault Aviation SA	2,126	241,877
Engie SA	69,039	794,631
Orange SA	52,624	475,960
Renault SA *	14,217	384,656
Rexel SA	14,728	220,725
SCOR SE	14,380	207,897
Societe Generale SA	25,492	504,132
TotalEnergies SE	32,878	1,542,458

		6,844,579

Germany - 4.2%

CECONOMY AG	33,939	39,431
Continental AG	5,517	244,808
Daimler Truck Holding AG *	24,318	549,768
Fresenius SE & Co KGaA	22,975	489,717
HeidelbergCement AG	13,159	519,835
Mercedes-Benz Group AG	7,131	360,593

		2,204,152

	Shares	Value

Hong Kong - 1.3%

CK Asset Holdings Ltd	89,613	$537,982
WH Group Ltd ~	255,308	160,573

		698,555

India - 0.8%

Canara Bank	94,475	263,315
Oil & Natural Gas Corp Ltd	105,839	163,951

		427,266

Indonesia - 0.9%

P.T. Bank Mandiri Persero Tbk	735,232	451,462

Ireland - 1.3%

AIB Group PLC	123,651	300,917
Bank of Ireland Group PLC	60,774	389,804

		690,721

Italy - 4.4%

Assicurazioni Generali SPA	32,068	437,867
BPER Banca	150,129	230,088
Eni SPA	77,385	822,502
UniCredit SPA	79,682	806,707

		2,297,164

Japan - 26.9%

Alfresa Holdings Corp	17,724	206,565
Alps Alpine Co Ltd	22,350	161,565
Benesse Holdings Inc	1,459	21,723
Dai-ichi Life Holdings Inc	32,581	518,048
DeNA Co Ltd	16,907	214,223
Eisai Co Ltd	3,588	192,529
Fuji Media Holdings Inc	10,855	79,724
Hino Motors Ltd	63,273	261,595
Honda Motor Co Ltd	37,788	820,218
Inpex Corp	41,048	382,858
Isuzu Motors Ltd	43,058	476,111
Japan Airlines Co Ltd *	26,778	479,540
JGC Holdings Corp	23,972	297,418
Kirin Holdings Co Ltd	27,202	419,067
Makita Corp	17,391	337,478
Mitsubishi Estate Co Ltd	40,232	530,104
Mitsubishi Heavy Industries Ltd	6,460	214,855
Mitsubishi UFJ Financial Group Inc	143,003	647,822
MS&AD Insurance Group Holdings Inc	20,634	546,445
Nikon Corp	27,004	255,918
Nippon Television Holdings Inc	20,869	167,222
Nissan Motor Co Ltd	101,618	327,477
Nomura Holdings Inc	48,845	161,818
Ono Pharmaceutical Co Ltd	23,649	552,411
Resona Holdings Inc	182,648	668,393
Shimamura Co Ltd	2,031	171,879
Stanley Electric Co Ltd	18,413	289,095
Subaru Corp	29,072	439,346
Sumitomo Electric Industries Ltd	45,883	465,782
Sumitomo Heavy Industries Ltd	13,769	255,024
Sumitomo Mitsui Financial Group Inc	15,393	426,717
Sumitomo Mitsui Trust Holdings Inc	20,077	570,984
Sumitomo Rubber Industries Ltd	21,087	167,896
T&D Holdings Inc	67,048	637,294
Taiheiyo Cement Corp	13,631	192,489
Takeda Pharmaceutical Co Ltd	18,484	479,989
THK Co Ltd	18,254	315,152
Tsuruha Holdings Inc	4,792	280,570
Yamato Holdings Co Ltd	34,204	513,656

		14,147,000

Luxembourg - 0.4%

RTL Group SA	6,541	206,967

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value

Malaysia - 0.5%

CIMB Group Holdings Bhd	255,418	$281,624

Mexico - 0.1%

America Movil SAB de CV ‘L’ ADR	1,730	28,493
Sitios Latinoamerica SAB de CV *	3,134	1,427

		29,920

Netherlands - 6.4%

ABN AMRO Bank NV ~	45,403	406,828
ING Groep NV	45,051	386,016
Koninklijke Philips NV	39,590	609,547
PostNL NV	47,153	78,884
Shell PLC	76,067	1,887,065

		3,368,340

Norway - 0.1%

Norsk Hydro ASA	12,971	69,601

Russia - 0.0%

Gazprom PJSC ADR * ± Ω	11,628	—
LUKOIL PJSC ADR * ± Ω	1,019	—
Mobile TeleSystems PJSC ADR * ± Ω	13,793	—
Sberbank of Russia PJSC ADR * ± Ω	9,967	—
VEON Ltd ADR *	63,844	20,430

		20,430

South Africa - 1.4%

Anglo American PLC	15,773	473,598
MTN Group Ltd	11,636	76,774
Old Mutual Ltd	351,541	188,912

		739,284

South Korea - 4.7%

Coway Co Ltd	7,211	269,666
Hankook Tire & Technology Co Ltd	8,338	203,518
Hyundai Mobis Co Ltd	2,833	373,966
KB Financial Group Inc	16,032	484,143
KT Corp ADR	46,005	562,181
Shinhan Financial Group Co Ltd	24,047	558,591

		2,452,065

Spain - 0.8%

CaixaBank SA	132,789	427,697

Sweden - 1.0%

SKF AB ‘B’	39,454	528,550

Switzerland - 7.2%

Adecco Group AG	18,015	497,206
Holcim Ltd	12,736	521,928
Novartis AG	15,360	1,171,000
The Swatch Group AG	2,290	514,331
UBS Group AG	74,849	1,085,907

		3,790,372

Taiwan - 1.6%

Catcher Technology Co Ltd	72,846	394,470
Hon Hai Precision Industry Co Ltd	132,132	423,102

		817,572

Thailand - 1.0%

Kasikornbank PCL	109,584	422,365
Kasikornbank PCL NVDR	33,360	126,763

		549,128

	Shares	Value

Turkey - 0.7%

Turk Telekomunikasyon AS	294,126	$170,065
Turkcell Iletisim Hizmetleri AS	162,995	173,217

		343,282

United Kingdom - 8.7%

Babcock International Group PLC *	62,813	193,962
BP PLC	298,509	1,426,393
BT Group PLC	256,025	344,175
Centrica PLC *	77,246	60,615
easyJet PLC *	89,748	292,836
J Sainsbury PLC	139,499	270,151
Kingfisher PLC	80,972	197,104
Land Securities Group PLC REIT	36,727	212,218
Marks & Spencer Group PLC *	47,388	51,691
Standard Chartered PLC	120,691	754,869
The British Land Co PLC REIT	53,465	207,089
WPP PLC	71,707	591,955

		4,603,058

Total Common Stocks (Cost $58,049,542)		50,612,793

EXCHANGE-TRADED FUND - 0.8%

iShares Core MSCI EAFE	7,892	415,672

Total Exchange-Traded Fund (Cost $433,696)		415,672

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	754,803	754,803

Total Short-Term Investment (Cost $754,803)		754,803

TOTAL INVESTMENTS - 99.2% (Cost $59,728,565)		52,190,426

OTHER ASSETS & LIABILITIES, NET - 0.8%		406,938

NET ASSETS - 100.0%		$52,597,364

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	31.5%
Consumer, Cyclical	15.8%
Energy	12.9%
Consumer, Non-Cyclical	11.8%
Industrial	11.7%
Communications	7.2%
Basic Materials	3.1%
Others (each less than 3.0%)	5.2%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	As of September 30, 2022, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	26.9%
France	13.0%
United Kingdom	8.7%
Switzerland	7.2%
Netherlands	6.4%
Germany	5.0%
South Korea	4.7%
Italy	4.4%
Others (each less than 3.0%)	22.9%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$407,158	$—	$407,158	$—
	Common Stocks
	Argentina	91,691	91,691	—	—
	Austria	581,920	—	581,920	—
	Belgium	395,864	—	395,864	—
	Brazil	1,034,445	1,034,445	—	—
	Burkina Faso	227,676	227,676	—	—
	Canada	1,119,168	1,119,168	—	—
	China	325,906	—	325,906	—
	Finland	847,334	—	847,334	—
	France	6,844,579	—	6,844,579	—
	Germany	2,204,152	—	2,204,152	—
	Hong Kong	698,555	—	698,555	—
	India	427,266	—	427,266	—
	Indonesia	451,462	—	451,462	—
	Ireland	690,721	—	690,721	—
	Italy	2,297,164	—	2,297,164	—
	Japan	14,147,000	—	14,147,000	—
	Luxembourg	206,967	—	206,967	—
	Malaysia	281,624	—	281,624	—
	Mexico	29,920	29,920	—	—
	Netherlands	3,368,340	—	3,368,340	—
	Norway	69,601	—	69,601	—
	Russia	20,430	20,430	—	—
	South Africa	739,284	—	739,284	—
	South Korea	2,452,065	562,181	1,889,884	—
	Spain	427,697	—	427,697	—
	Sweden	528,550	—	528,550	—
	Switzerland	3,790,372	—	3,790,372	—
	Taiwan	817,572	—	817,572	—
	Thailand	549,128	—	549,128	—
	Turkey	343,282	—	343,282	—
	United Kingdom	4,603,058	—	4,603,058	—

	Total Common Stocks	50,612,793	3,085,511	47,527,282	—

	Exchange-Traded Fund	415,672	415,672	—	—
	Short-Term Investment	754,803	754,803	—	—

	Total	$52,190,426	$4,255,986	$47,934,440	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 65.3%

Basic Materials - 0.5%

Glencore Funding LLC (Australia) 4.125% due 03/12/24 ~	$1,600,000	$1,573,457
4.625% due 04/29/24 ~	2,000,000	1,981,904
Nucor Corp 3.950% due 05/23/25	500,000	485,144

		4,040,505

Communications - 3.2%

AT&T Inc 4.416% (USD LIBOR + 1.180%) due 06/12/24 §	7,750,000	7,781,642
Charter Communications Operating LLC 4.432% (USD LIBOR + 1.650%) due 02/01/24 §	500,000	502,748
eBay Inc 1.900% due 03/11/25	2,500,000	2,322,654
NTT Finance Corp (Japan) 0.583% due 03/01/24 ~	4,000,000	3,773,924
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	4,903,125	4,835,505
Verizon Communications Inc 0.750% due 03/22/24	5,000,000	4,729,299

		23,945,772

Consumer, Cyclical - 2.3%

Brunswick Corp 0.850% due 08/18/24	2,500,000	2,304,167
Delta Air Lines Inc 4.500% due 10/20/25 ~	3,000,000	2,913,767
Dollar General Corp 4.250% due 09/20/24	1,750,000	1,730,204
DR Horton Inc 2.500% due 10/15/24	2,000,000	1,903,624
General Motors Financial Co Inc 1.050% due 03/08/24	2,000,000	1,875,837
1.200% due 10/15/24	2,350,000	2,159,182
Hyatt Hotels Corp 1.300% due 10/01/23	2,500,000	2,406,043
Lowe’s Cos Inc 4.400% due 09/08/25	1,250,000	1,231,839
Marriott International Inc 3.600% due 04/15/24	1,000,000	977,081

		17,501,744

Consumer, Non-Cyclical - 7.4%

AmerisourceBergen Corp 0.737% due 03/15/23	686,000	675,096
Baxter International Inc 1.322% due 11/29/24	4,650,000	4,297,015
Bayer US Finance II LLC (Germany) 4.303% (USD LIBOR + 1.010%) due 12/15/23 ~ §	3,200,000	3,189,913
Cintas Corp No 2 3.450% due 05/01/25	1,000,000	966,604
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	5,000,000	4,667,156
Constellation Brands Inc 3.600% due 05/09/24	1,400,000	1,370,590
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	4,000,000	3,766,888
Elevance Health Inc 2.375% due 01/15/25	1,200,000	1,133,692
General Mills Inc 3.750% (USD LIBOR + 1.010%) due 10/17/23 §	4,000,000	4,020,991

	Principal Amount	Value
Gilead Sciences Inc 0.750% due 09/29/23	$2,812,000	$2,700,294
Global Payments Inc 1.500% due 11/15/24	750,000	689,767
Hormel Foods Corp 0.650% due 06/03/24	2,350,000	2,199,164
Humana Inc 0.650% due 08/03/23	2,800,000	2,704,702
4.500% due 04/01/25	500,000	493,413
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	1,500,000	1,373,982
Keurig Dr Pepper Inc 0.750% due 03/15/24	3,000,000	2,827,851
McKesson Corp 1.300% due 08/15/26	1,000,000	864,555
Mondelez International Holdings Netherlands BV 0.750% due 09/24/24 ~	2,000,000	1,834,998
4.250% due 09/15/25 ~	1,250,000	1,224,279
Mondelez International Inc 2.125% due 03/17/24	1,500,000	1,441,350
PerkinElmer Inc 0.550% due 09/15/23	2,700,000	2,584,244
Royalty Pharma PLC 0.750% due 09/02/23	1,500,000	1,437,112
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	5,100,000	4,765,184
Thermo Fisher Scientific Inc 1.215% due 10/18/24	3,200,000	2,978,532
Zimmer Biomet Holdings Inc 1.450% due 11/22/24	1,750,000	1,619,794

		55,827,166

Energy - 1.2%

Enbridge Inc (Canada) 2.500% due 02/14/25	1,250,000	1,175,331
Energy Transfer LP 3.600% due 02/01/23	3,400,000	3,386,159
4.250% due 03/15/23	1,519,000	1,515,340
EQT Corp due 10/01/25 #	600,000	597,054
Kinder Morgan Inc 3.792% (USD LIBOR + 1.280%) due 01/15/23 §	1,000,000	1,000,953
5.625% due 11/15/23 ~	915,000	915,716
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	200,000	200,839

		8,791,392

Financial - 34.9%

AerCap Ireland Capital DAC (Ireland) 1.150% due 10/29/23	3,300,000	3,136,666
AIG Global Funding 0.650% due 06/17/24 ~	1,000,000	929,694
American Express Co 2.250% due 03/04/25	1,500,000	1,407,373
3.375% due 05/03/24	2,400,000	2,341,567
ANZ New Zealand Int’l Ltd (New Zealand) 2.166% due 02/18/25 ~	1,650,000	1,543,039
Athene Global Funding 0.950% due 01/08/24 ~	4,550,000	4,285,784
Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	600,000	568,049
Banco Santander SA (Spain) 2.706% due 06/27/24	2,900,000	2,770,625
2.746% due 05/28/25	1,250,000	1,144,342
Bank of America Corp 1.843% due 02/04/25	7,500,000	7,132,027
3.384% due 04/02/26	3,000,000	2,835,307
3.841% due 04/25/25	3,500,000	3,407,322

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Canadian Imperial Bank of Commerce (Canada) 0.450% due 06/22/23	$3,000,000	$2,914,203
Citigroup Inc 0.776% due 10/30/24	1,200,000	1,140,175
0.981% due 05/01/25	2,100,000	1,947,191
1.678% due 05/15/24	600,000	587,298
2.014% due 01/25/26	3,600,000	3,311,039
4.042% (USD LIBOR + 1.100%) due 05/17/24 §	2,800,000	2,800,905
Citizens Bank NA 4.592% (USD LIBOR + 0.950%) due 03/29/23 §	2,000,000	1,999,859
Cooperatieve Rabobank UA (Netherlands) 0.375% due 01/12/24	2,000,000	1,890,912
Corebridge Financial Inc 3.500% due 04/04/25 ~	1,650,000	1,569,219
Credit Suisse AG (Switzerland) 0.495% due 02/02/24	3,000,000	2,796,337
1.000% due 05/05/23	1,750,000	1,706,378
Danske Bank AS (Denmark) 0.976% due 09/10/25 ~	3,150,000	2,854,453
F&G Global Funding
0.900% due 09/20/24 ~	2,000,000	1,821,408
Fifth Third Bank NA 1.800% due 01/30/23	2,000,000	1,981,396
GLP Capital LP REIT 3.350% due 09/01/24	1,000,000	949,272
HSBC Holdings PLC (United Kingdom) 0.732% due 08/17/24	2,650,000	2,527,273
0.976% due 05/24/25	3,500,000	3,218,131
1.162% due 11/22/24	3,600,000	3,403,448
3.961% (USD LIBOR + 1.000%) due 05/18/24 §	2,300,000	2,272,869
JPMorgan Chase & Co 0.824% due 06/01/25	2,500,000	2,316,255
0.969% due 06/23/25	2,350,000	2,175,488
2.595% due 02/24/26	5,500,000	5,119,383
3.673% (USD LIBOR + 0.890%) due 07/23/24 §	700,000	700,420
MassMutual Global Funding II 0.600% due 04/12/24 ~	10,000,000	9,370,580
4.150% due 08/26/25 ~	1,650,000	1,607,839
Metropolitan Life Global Funding I 0.400% due 01/07/24 ~	2,000,000	1,890,356
4.050% due 08/25/25 ~	5,000,000	4,852,043
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	1,986,539
Mitsubishi UFJ Financial Group Inc (Japan) 0.848% due 09/15/24	4,350,000	4,150,780
0.953% due 07/19/25	7,000,000	6,445,071
3.837% due 04/17/26	2,000,000	1,916,007
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	3,000,000	2,903,099
Morgan Stanley 0.529% due 01/25/24	4,000,000	3,935,455
0.731% due 04/05/24	3,000,000	2,928,186
0.790% due 05/30/25	2,900,000	2,670,917
4.083% (USD LIBOR + 1.220%) due 05/08/24 §	700,000	700,578
New York Life Global Funding 0.400% due 10/21/23 ~	1,650,000	1,583,376
3.600% due 08/05/25 ~	7,000,000	6,781,448
Nomura Holdings Inc (Japan) 5.099% due 07/03/25	2,000,000	1,969,884
Principal Life Global Funding II 0.750% due 08/23/24 ~	2,000,000	1,839,364
Protective Life Global Funding 0.781% due 07/05/24 ~	2,500,000	2,313,436
3.218% due 03/28/25 ~	1,250,000	1,187,094

	Principal Amount	Value
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	$2,100,000	$2,082,737
Royal Bank of Canada (Canada) 0.500% due 10/26/23	4,500,000	4,315,454
0.650% due 07/29/24	7,500,000	6,972,124
0.750% due 10/07/24	12,000,000	11,026,936
1.600% due 01/21/25	4,000,000	3,707,915
Skandinaviska Enskilda Banken AB (Sweden) 0.550% due 09/01/23 ~	5,000,000	4,810,550
3.402% (USD LIBOR + 0.320%) due 09/01/23 ~ §	6,500,000	6,467,921
Societe Generale SA (France) 2.226% due 01/21/26 ~	1,900,000	1,714,157
Standard Chartered PLC (United Kingdom) 1.214% due 03/23/25 ~	2,900,000	2,720,167
1.319% due 10/14/23 ~	2,000,000	1,998,034
3.885% due 03/15/24 ~	1,000,000	990,379
Sumitomo Mitsui Financial Group Inc (Japan) 1.402% due 09/17/26	8,000,000	6,834,469
3.538% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,501,760
The Bank of Nova Scotia (Canada) 0.650% due 07/31/24	7,500,000	6,930,886
1.450% due 01/10/25	5,000,000	4,599,678
The Goldman Sachs Group Inc 0.657% due 09/10/24	4,400,000	4,190,082
1.757% due 01/24/25	5,750,000	5,466,712
The Toronto-Dominion Bank (Canada) 1.450% due 01/10/25	7,000,000	6,487,398
3.378% (USD LIBOR + 0.640%) due 07/19/23 §	4,500,000	4,501,375
UBS AG (Switzerland) 0.450% due 02/09/24 ~	5,000,000	4,705,100
1.375% due 01/13/25 ~	9,000,000	8,285,462
UBS Group AG (Switzerland) 1.008% due 07/30/24 ~	1,500,000	1,447,766
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,553,402
VICI Properties LP REIT 4.375% due 05/15/25	1,850,000	1,763,698
Wells Fargo & Co 1.654% due 06/02/24	1,750,000	1,709,383
3.908% due 04/25/26	3,250,000	3,108,535
Westpac Banking Corp (Australia) 1.019% due 11/18/24	4,200,000	3,896,675

		264,325,914

Industrial - 4.7%

Amcor Flexibles North America Inc 4.000% due 05/17/25	3,200,000	3,092,799
Berry Global Inc 0.950% due 02/15/24	2,850,000	2,679,681
Canadian Pacific Railway Co (Canada) 1.350% due 12/02/24	1,200,000	1,110,566
Carlisle Cos Inc 0.550% due 09/01/23	2,400,000	2,304,579
Graphic Packaging International LLC 0.821% due 04/15/24 ~	1,950,000	1,812,265
Jabil Inc 1.700% due 04/15/26	1,000,000	869,862
Parker-Hannifin Corp 3.650% due 06/15/24	1,250,000	1,223,489
Penske Truck Leasing Co LP 1.200% due 11/15/25 ~	2,000,000	1,739,671
2.700% due 11/01/24 ~	1,000,000	942,760
Ryder System Inc 2.500% due 09/01/24	3,000,000	2,865,908
Siemens Financieringsmaatschappij NV (Germany) 0.650% due 03/11/24 ~	6,200,000	5,844,533

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
TD SYNNEX Corp 1.250% due 08/09/24	$3,800,000	$3,496,797
Teledyne Technologies Inc 0.950% due 04/01/24	7,000,000	6,541,198
The Boeing Co 4.508% due 05/01/23	1,500,000	1,495,178

		36,019,286

Technology - 3.2%

CGI Inc (Canada) 1.450% due 09/14/26	2,000,000	1,731,612
DXC Technology Co 1.800% due 09/15/26	1,000,000	858,054
Fidelity National Information Services Inc 0.600% due 03/01/24	4,000,000	3,754,018
Hewlett Packard Enterprise Co 1.450% due 04/01/24	1,000,000	949,908
Infor Inc 1.450% due 07/15/23 ~	2,700,000	2,606,100
Microchip Technology Inc 0.972% due 02/15/24	4,950,000	4,667,306
Oracle Corp 1.650% due 03/25/26	1,800,000	1,578,763
2.500% due 04/01/25	5,450,000	5,083,189
Qorvo Inc 1.750% due 12/15/24 ~	1,200,000	1,109,829
VMware Inc 4.500% due 05/15/25	2,350,000	2,297,841

		24,636,620

Utilities - 7.9%

American Electric Power Co Inc 0.750% due 11/01/23	2,450,000	2,347,589
1.000% due 11/01/25	500,000	438,554
Black Hills Corp 1.037% due 08/23/24	2,500,000	2,310,978
CenterPoint Energy Resources Corp 3.600% (USD LIBOR + 0.500%) due 03/02/23 §	490,000	488,908
Consolidated Edison Inc 0.650% due 12/01/23	3,500,000	3,334,541
Consumers Energy Co 0.350% due 06/01/23	4,000,000	3,884,163
Dominion Energy Inc 3.071% due 08/15/24	1,000,000	959,812
DTE Energy Co 1.050% due 06/01/25	1,000,000	896,177
4.220% due 11/01/24	1,400,000	1,374,352
Emera US Finance LP (Canada) 0.833% due 06/15/24	2,550,000	2,364,393
Evergy Inc 2.450% due 09/15/24	4,176,000	3,953,602
Eversource Energy 4.200% due 06/27/24	1,650,000	1,628,377
Mississippi Power Co 3.355% (SOFR + 0.300%) due 06/28/24 §	1,900,000	1,862,163
NextEra Energy Capital Holdings Inc 4.255% due 09/01/24	1,000,000	986,319
4.450% due 06/20/25	1,250,000	1,229,639
Oncor Electric Delivery Co LLC 2.750% due 06/01/24	1,800,000	1,744,562
Pacific Gas and Electric Co 3.250% due 02/16/24	3,000,000	2,897,455
Public Service Enterprise Group Inc 0.800% due 08/15/25	2,800,000	2,465,314
0.841% due 11/08/23	5,200,000	4,961,378
Sempra Energy 3.300% due 04/01/25	2,100,000	2,000,323

	Principal Amount	Value
Southern California Edison Co 0.700% due 08/01/23	$4,550,000	$4,402,094
1.100% due 04/01/24	1,300,000	1,225,714
Tampa Electric Co 3.875% due 07/12/24	1,200,000	1,178,673
The AES Corp 3.300% due 07/15/25 ~	3,000,000	2,770,110
Virginia Electric and Power Co 3.750% due 05/15/27	1,350,000	1,276,080
Vistra Operations Co LLC 4.875% due 05/13/24 ~	3,600,000	3,511,368
WEC Energy Group Inc 0.800% due 03/15/24	2,500,000	2,354,381
5.000% due 09/27/25	550,000	548,415
Xcel Energy Inc 0.500% due 10/15/23	650,000	619,640

		60,015,074

Total Corporate Bonds & Notes (Cost $522,828,516)		495,103,473

SENIOR LOAN NOTES - 0.8%

Communications - 0.2%

Charter Communications Operating LLC Term B-2 4.870% (USD LIBOR + 1.750%) due 02/01/27 §	1,984,655	1,913,420

Consumer, Cyclical - 0.3%

Hilton Worldwide Finance LLC Term B-2 4.809% (USD LIBOR + 1.750%) due 06/21/26 §	2,000,000	1,936,250

Consumer, Non-Cyclical - 0.3%

United Rentals North America Inc Term B 4.865% (USD LIBOR + 1.750%) due 10/31/25 §	1,984,496	1,989,870

Total Senior Loan Notes (Cost $5,926,437)		5,839,540

ASSET-BACKED SECURITIES - 8.5%

Capital One Prime Auto Receivables Trust 3.740% due 09/15/25	4,850,000	4,818,607
Chase Auto Owner Trust 3.860% due 10/27/25 ~	1,500,000	1,489,382
Ford Credit Auto Owner Trust 3.440% due 02/15/25	1,750,000	1,736,718
GM Financial Consumer Automobile Receivables Trust 3.500% due 09/16/25	2,175,000	2,154,065
Honda Auto Receivables Owner Trust 3.810% due 03/18/25	1,700,000	1,689,811
John Deere Owner Trust 3.730% due 06/16/25	1,700,000	1,685,678
Magnetite Ltd (Cayman) 3.492% (USD LIBOR + 0.980%) due 04/15/31 ~ §	1,655,164	1,629,734
3.540% (USD LIBOR + 0.800%) due 01/18/28 ~ §	9,106,699	8,991,386
OCP CLO Ltd (Cayman) 3.472% (USD LIBOR + 0.960%) due 07/15/30 ~ §	4,000,000	3,921,817

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Palmer Square Loan Funding Ltd (Cayman) 3.312% (USD LIBOR + 0.800%) due 10/15/29 ~ §	$435,227	$430,091
3.378% (SOFR + 1.050%) due 04/15/30 ~ §	9,036,181	8,924,593
3.510% (USD LIBOR + 0.800%) due 07/20/29 ~ §	6,951,305	6,870,034
3.784% (USD LIBOR + 0.800%) due 02/20/28 ~ §	2,189,923	2,161,454
3.997% (USD LIBOR + 1.000%) due 11/25/28 ~ §	676,515	671,334
4.084% (SOFR + 1.560%) due 01/15/31 ~ §	3,000,000	2,977,412
Santander Drive Auto Receivables Trust 2.760% due 03/17/25	397,754	396,058
3.980% due 01/15/25	3,000,000	2,981,867
4.050% due 07/15/25	3,750,000	3,733,084
4.370% due 05/15/25	3,100,000	3,090,148
SMB Private Education Loan Trust 2.430% due 02/17/32 ~	442,801	427,171
2.700% due 05/15/31 ~	673,910	652,733
Stratus CLO Ltd (Cayman) 3.510% (USD LIBOR + 0.800%) due 12/29/29 ~ §	925,102	913,810
Toyota Auto Receivables Owner Trust 3.830% due 08/15/25	2,100,000	2,087,539

Total Asset-Backed Securities (Cost $64,982,683)		64,434,526

U.S. TREASURY OBLIGATIONS - 36.2%

U.S. Treasury Notes - 36.2%

0.125% due 11/30/22 ‡	87,000,000	86,579,917
0.125% due 02/28/23 ‡	10,000,000	9,850,589
0.375% due 08/15/24	54,500,000	50,706,289
0.500% due 03/15/23 ‡	5,000,000	4,924,523
1.375% due 10/15/22	25,000,000	24,989,073
1.375% due 08/31/23	30,000,000	29,218,365
1.500% due 01/15/23 ‡	30,000,000	29,833,482
1.750% due 06/30/24 ‡	10,000,000	9,576,172
1.750% due 07/31/24 ‡	10,000,000	9,558,984
2.625% due 02/28/23 ‡	2,100,000	2,090,773
2.750% due 05/15/25 ‡	2,500,000	2,406,152
2.875% due 06/15/25 ‡	15,000,000	14,468,555

Total U.S. Treasury Obligations (Cost $276,487,770)		274,202,874

	Shares	Value

SHORT-TERM INVESTMENTS - 6.8%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	14,274,230	$14,274,230

	Principal Amount
U.S. Treasury Bills - 4.9%

2.344% due 10/27/22	$22,000,000	21,962,325
3.771% due 03/16/23 ‡	6,000,000	5,899,240
3.843% due 07/13/23 ‡	10,000,000	9,708,844

		37,570,409

Total Short-Term Investments (Cost $51,908,211)		51,844,639

TOTAL INVESTMENTS - 117.6% (Cost $922,133,617)		891,425,052

DERIVATIVES - (17.4%)		(131,596,018)

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,898,817)

NET ASSETS - 100.0%		$757,930,217

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	65.3%
U.S. Treasury Obligations	36.2%
Asset-Backed Securities	8.5%
Short-Term Investments	6.8%
Others (each less than 3.0%)	0.8%

	117.6%
Derivatives	(17.4%	)
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	As of September 30, 2022, investments with a total aggregate value of $126,451,242 were fully or partially segregated with the broker(s)/ custodian as collateral for open futures and swap agreements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(c)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/22	50	$9,127,360	$9,003,750	$123,610

(d)	Swap agreements outstanding as of September 30, 2022 were as follows:

Total Return Swaps - Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.410%	Z	CIT	11/18/22	$31,658,636	($7,869,471)	$—	($7,869,471)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.430%	Z	CIT	11/18/22	115,781,392	(16,207,358)	—	(16,207,358)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.300%	Z	CIT	11/18/22	52,656,949	(16,805,548)	—	(16,805,548)
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.010%	Z	JPM	11/18/22	56,169,131	(14,508,541)	—	(14,508,541)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.380%	Z	BOA	03/28/23	76,833,921	(17,699,465)	—	(17,699,465)
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.400%	Z	CIT	03/28/23	46,475,970	(7,780,965)	—	(7,780,965)
MSCI EAFE Index	1-Day U.S. Fed Funds - 0.070%	Z	JPM	03/28/23	48,829,835	(10,797,607)	—	(10,797,607)
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.060%	Z	SGN	03/28/23	8,354,435	(2,355,790)	—	(2,355,790)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	42,416,146	(8,560,494)	—	(8,560,494)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.490%	Z	SGN	03/28/23	49,515,270	(7,103,882)	—	(7,103,882)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	5,139,668	(1,429,309)	—	(1,429,309)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.320%	Z	BOA	06/23/23	35,777,733	(2,166,779)	—	(2,166,779)
MSCI EAFE Index	1-Day U.S. Fed Funds - 0.040%	Z	BRC	06/23/23	8,800,107	(876,050)	—	(876,050)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.300%	Z	BRC	06/23/23	61,123,408	(1,151,917)	—	(1,151,917)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.160%	Z	SGN	06/23/23	29,309,215	286,061	—	286,061
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.190%	Z	SGN	06/23/23	15,179,515	(1,018,138)	—	(1,018,138)
MSCI EAFE Index	1-Day U.S. Fed Funds - 0.050%	Z	BOA	09/21/23	19,343,139	(1,839,337)	—	(1,839,337)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.320%	Z	BOA	09/21/23	65,967,984	(5,949,549)	—	(5,949,549)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.330%	Z	BOA	09/21/23	88,664,860	(8,053,269)	—	(8,053,269)
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.225%	Z	SGN	09/21/23	80,834,095	(8,416,751)	—	(8,416,751)

						($140,304,159)	$—	($140,304,159)

Total Return Swaps - Short
Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.375%	Z	SGN	11/18/22	$15,102,087	$2,544,014	$—	$2,544,014
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.250%	Z	CIT	03/28/23	3,633,841	797,552	—	797,552
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.280%	Z	CIT	03/28/23	8,453,749	1,606,231	—	1,606,231
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.390%	Z	SGN	03/28/23	18,401,777	3,229,065	—	3,229,065
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.200%	Z	GSC	09/21/23	4,412,280	407,669	—	407,669

						$8,584,531	$—	$8,584,531

Total Swap Agreements						($131,719,628)	$—	($131,719,628)

Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps

	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swap Agreements
Assets	$—	$8,870,592
Liabilities	—	(140,590,220)

	$—	($131,719,628)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$495,103,473	$—	$495,103,473	$—
	Senior Loan Notes	5,839,540	—	5,839,540	—
	Asset-Backed Securities	64,434,526	—	64,434,526	—
	U.S. Treasury Obligations	274,202,874	—	274,202,874	—
	Short-Term Investments	51,844,639	14,274,230	37,570,409	—
	Derivatives:
	Equity Contracts
	Futures	123,610	123,610	—	—
	Swaps	8,870,592	—	8,870,592	—

	Total Equity Contracts	8,994,202	123,610	8,870,592	—

	Total Assets - Derivatives	8,994,202	123,610	8,870,592	—

	Total Assets	900,419,254	14,397,840	886,021,414	—

Liabilities	Derivatives:
	Equity Contracts
	Swaps	(140,590,220)	—	(140,590,220)	—

	Total Liabilities	(140,590,220)	—	(140,590,220)	—

	Total	$759,829,034	$14,397,840	$745,431,194	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer, Cyclical - 1.8%

Marriott Vacations Worldwide Corp	6,117	$745,418
Travel + Leisure Co	5,016	171,146

		916,564

Financial - 97.2%

Agree Realty Corp REIT	11,005	743,718
Alexandria Real Estate Equities Inc REIT	13,966	1,957,893
American Assets Trust Inc REIT	5,680	146,090
American Homes 4 Rent ‘A’ REIT	57,077	1,872,696
American Tower Corp REIT	7,584	1,628,285
Apartment Income REIT Corp	26,477	1,022,542
Apple Hospitality REIT Inc	30,148	423,881
AvalonBay Communities Inc REIT	15,124	2,785,690
Brandywine Realty Trust REIT	9,849	66,481
Broadstone Net Lease Inc REIT	43,807	680,323
Cousins Properties Inc REIT	31,570	737,159
CubeSmart REIT	36,129	1,447,328
DiamondRock Hospitality Co REIT	54,042	405,855
Digital Realty Trust Inc REIT	5,615	556,896
Equinix Inc REIT	4,677	2,660,465
Equity LifeStyle Properties Inc REIT	24,567	1,543,790
Equity Residential REIT	7,610	511,544
Essex Property Trust Inc REIT	9,070	2,197,026
Extra Space Storage Inc REIT	14,935	2,579,424
First Industrial Realty Trust Inc REIT	27,170	1,217,488
Healthcare Realty Trust Inc REIT	27,142	565,911
InvenTrust Properties Corp REIT	11,757	250,777
Invitation Homes Inc REIT	62,138	2,098,400
Kilroy Realty Corp REIT	21,658	912,018
Medical Properties Trust Inc REIT	41,972	497,788
NETSTREIT Corp REIT	18,364	327,063
Park Hotels & Resorts Inc REIT	893	10,055
Prologis Inc REIT	30,785	3,127,756
Public Storage REIT	4,071	1,192,029
Regency Centers Corp REIT	27,638	1,488,306
Rexford Industrial Realty Inc REIT	27,067	1,407,484
Sabra Health Care REIT Inc	49,698	652,038
Simon Property Group Inc REIT	6,257	561,566
STORE Capital Corp REIT	33,221	1,040,814
Sun Communities Inc REIT	15,079	2,040,641
Terreno Realty Corp REIT	19,750	1,046,552

	Shares	Value
Ventas Inc REIT	56,382	$2,264,865
VICI Properties Inc REIT	83,408	2,489,729
Welltower Inc REIT	18,989	1,221,372

		48,379,738

Total Common Stocks (Cost $53,087,484)		49,296,302

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 2.790%	47,768	47,768

Total Short-Term Investment (Cost $47,768)		47,768

TOTAL INVESTMENTS - 99.1% (Cost $53,135,252)		49,344,070

OTHER ASSETS & LIABILITIES, NET - 0.9%		439,112

NET ASSETS - 100.0%		$49,783,182

Notes to Schedule of Investments

(a)	As of September 30, 2022, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Apartments	21.1%
REITS-Diversified	16.9%
REITS-Warehouse/Industrial	13.7%
REITS-Storage	10.5%
REITS-Health Care	10.4%
REITS-Office Property	7.4%
REITS-Manufactured Homes	7.2%
REITS-Shopping Centers	3.6%
REITS-Single Tenant	3.6%
Others (each less than 3.0%)	4.6%

99.0%
Short-Term Investment	0.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$49,296,302	$49,296,302	$—	$—
	Short-Term Investment	47,768	47,768	—	—

	Total	$49,344,070	$49,344,070	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-116

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2022 (Unaudited)

Explanation of Symbols:

#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
±	Investments categorized as a significant unobservable input (Level 3).
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2022. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2022.
∞	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
f	All or a portion of this senior loan position is unfunded as of September 30, 2022. The interest rate for fully unfunded terms loans is to be determined.
y	Issuer filed bankruptcy and/or is in default as of September 30, 2022.
Ω	The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees (“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
◇	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.

Counterparty & Exchange Abbreviations:

BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIT	Citigroup
CME	Chicago Mercantile Exchange
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MSC	Morgan Stanley
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
UBS	UBS

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

AUD Bank Bill	Australian Dollar Bank Bill Rate
COFI	Cost of Funds Index
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
UST	United States Treasury Rate

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
PIK	Payment In Kind
REIT	Real Estate Investment Trust

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2022 (Unaudited)

	Pacific Funds Portfolio Optimization
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
ASSETS
Investments in affiliated mutual funds, at value	$176,764,322	$236,453,471	$756,725,405	$630,741,658	$242,456,300
Cash	80,165	166,027	238,079	130,424	14,760
Receivables:
Fund shares sold	120,213	21,592	450,489	181,611	47,175
Securities sold	267,620	167,172	—	366,338	73,351
Due from adviser	12,618	13,715	24,586	22,303	13,957
Prepaid expenses and other assets	457	647	2,161	1,859	741
Total Assets	177,245,395	236,822,624	757,440,720	631,444,193	242,606,284
LIABILITIES
Payables:
Fund shares redeemed	571,272	469,404	539,282	718,230	173,190
Securities purchased	141,488	164,740	510,714	262,645	43,716
Accrued advisory fees	30,372	40,972	132,212	111,175	43,005
Accrued administration fees	22,779	30,729	99,159	83,382	32,254
Accrued custodian and portfolio accounting fees	19,078	19,168	19,960	19,766	19,177
Accrued legal, audit and tax service fees	9,083	12,210	39,292	32,641	12,544
Accrued trustees’ fees and deferred compensation	6,956	8,746	24,630	17,598	5,590
Accrued distribution and service fees	53,886	64,114	208,553	178,563	69,189
Accrued other	12,876	16,908	52,618	43,336	20,497
Total Liabilities	867,790	826,991	1,626,420	1,467,336	419,162
NET ASSETS	$176,377,605	$235,995,633	$755,814,300	$629,976,857	$242,187,122
NET ASSETS CONSIST OF:
Paid-in capital	$189,852,423	$248,093,425	$730,362,363	$603,351,196	$227,400,380
Undistributed/accumulated earnings (deficit)	(13,474,818)	(12,097,792)	25,451,937	26,625,661	14,786,742
NET ASSETS	$176,377,605	$235,995,633	$755,814,300	$629,976,857	$242,187,122
Class A Shares:
Net Assets	$142,077,923	$209,887,261	$658,474,358	$548,726,268	$207,319,736
Shares of beneficial interest outstanding	15,117,609	21,293,024	59,930,759	47,609,579	16,107,992
Net Asset Value per share*	$9.40	$9.86	$10.99	$11.53	$12.87
Sales Charge	0.55	0.57	0.64	0.67	0.75
Maximum offering price per share	$9.95	$10.43	$11.63	$12.20	$13.62
Class C Shares:
Net Assets	$27,102,263	$21,279,195	$74,199,362	$65,231,343	$26,156,998
Shares of beneficial interest outstanding	2,985,619	2,230,479	6,958,176	5,875,757	2,137,904
Net Asset Value per share*	$9.08	$9.54	$10.66	$11.10	$12.23
Class I-2 Shares (formerly Advisor Class Shares):
Net Assets	$7,197,419	$4,829,177	$23,140,580	$16,019,246	$8,710,388
Shares of beneficial interest outstanding	760,246	485,770	2,089,783	1,377,401	671,115
Net Asset Value per share	$9.47	$9.94	$11.07	$11.63	$12.98

Investments in affiliated mutual funds, at cost	$193,424,252	$266,020,905	$839,601,197	$721,466,858	$282,058,925

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2022 (Unaudited)

	Pacific Funds Ultra Short Income	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds ESG Core Bond	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income
ASSETS
Investments, at value (excluding derivatives)	$43,982,838	$1,027,009,810	$738,556,482	$23,746,548	$1,320,736,865	$4,241,005,524
Cash	962	221,592	273,485	—	744,974	11,254,447
Foreign currency held, at value	—	—	—	—	4,822	—
Receivables:
Dividend and interest	209,616	5,230,055	5,278,729	166,798	15,376,839	19,127,000
Fund shares sold	1,291	3,659,555	2,833,988	—	3,179,728	12,716,823
Securities sold	—	2,023,334	10,775,397	—	4,864,296	204,649,651
Due from adviser	11,062	103,581	101,346	11,271	145,595	496,117
Prepaid expenses and other assets	32,068	43,928	20,803	61	45,838	170,690
Total Assets	44,237,837	1,038,291,855	757,840,230	23,924,678	1,345,098,957	4,489,420,252
LIABILITIES
Payables:
Fund shares redeemed	59,070	6,933,262	3,506,231	—	5,037,299	23,375,420
Securities purchased	—	10,960,972	28,314,943	—	—	210,779,322
Income distributions	17	58,149	362,168	—	562,340	2,466,427
Accrued advisory fees	9,915	337,121	310,665	7,656	683,064	2,191,362
Accrued administration fees	5,949	126,629	93,199	3,022	172,830	539,498
Accrued custodian and portfolio accounting fees	16,199	141,518	137,538	21,983	186,353	403,015
Accrued legal, audit and tax service fees	1,494	45,102	37,538	1,126	62,197	173,034
Accrued trustees’ fees and deferred compensation	41	903	843	25	1,397	3,540
Accrued distribution and service fees	—	58,205	42,669	—	76,372	150,363
Accrued other (1)	2,432	54,824	50,247	28,086	70,127	167,644
Total Liabilities	95,117	18,716,685	32,856,041	61,898	6,851,979	240,249,625
NET ASSETS	$44,142,720	$1,019,575,170	$724,984,189	$23,862,780	$1,338,246,978	$4,249,170,627
NET ASSETS CONSIST OF:
Paid-in capital	$44,835,314	$1,077,306,273	$873,620,835	$28,966,427	$1,570,654,376	$4,661,670,142
Undistributed/accumulated earnings (deficit)	(692,594)	(57,731,103)	(148,636,646)	(5,103,647)	(232,407,398)	(412,499,515)
NET ASSETS	$44,142,720	$1,019,575,170	$724,984,189	$23,862,780	$1,338,246,978	$4,249,170,627
Class A Shares:
Net Assets		$149,113,651	$97,806,693		$109,492,593	$261,691,815
Shares of beneficial interest outstanding		15,172,479	10,591,873		11,276,963	28,829,181
Net Asset Value per share*		$9.83	$9.23		$9.71	$9.08
Sales Charge		0.30	0.41		0.43	0.28
Maximum offering price per share		$10.13	$9.64		$10.14	$9.36
Class C Shares:
Net Assets		$32,308,038	$25,551,727		$62,298,630	$112,953,693
Shares of beneficial interest outstanding		3,293,533	2,765,661		6,432,924	12,461,264
Net Asset Value per share*		$9.81	$9.24		$9.68	$9.06
Class I Shares:
Net Assets	$12,904,862	$192,412,629	$92,238,264	$13,339,289	$139,343,830	$1,876,823,264
Shares of beneficial interest outstanding	1,315,859	19,604,138	9,979,412	1,622,345	14,443,670	206,472,480
Net Asset Value per share	$9.81	$9.81	$9.24	$8.22	$9.65	$9.09
Class P Shares:
Net Assets			$31,718,022			$87,424,503
Shares of beneficial interest outstanding			3,419,964			9,621,353
Net Asset Value per share			$9.27			$9.09
Class I-2 Shares (formerly Advisor Class Shares):
Net Assets	$31,237,858	$645,740,852	$477,669,483	$10,523,491	$1,027,111,925	$1,910,277,352
Shares of beneficial interest outstanding	3,185,394	65,677,816	51,602,499	1,279,974	105,763,535	209,717,155
Net Asset Value per share	$9.81	$9.83	$9.26	$8.22	$9.71	$9.11

Investments, at cost (excluding derivatives)	$44,574,707	$1,079,165,504	$861,446,824	$27,987,383	$1,539,747,921	$4,506,447,117
Foreign currency held, at cost	–	–	–	–	6,640	–

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	Accrued other for Pacific Funds ESG Core Bond includes $25,964 of accrued registration expenses.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2022 (Unaudited)

	Pacific Funds High Income	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	PF Inflation Managed Fund	PF Managed Bond Fund
ASSETS
Investments, at value (excluding derivatives)	$97,853,320	$110,628,715	$12,730,478	$16,800,539	$36,645,806	$435,432,333
Cash	—	3,149	—	—	—	—
Cash (segregated for derivative instruments)	—	—	—	—	214,000	3,173,749
Foreign currency held, at value	603	—	—	—	58,829	1,673,598
Receivables:
Dividend and interest	1,647,336	91,579	11,877	19,802	50,768	2,325,763
Fund shares sold	4,946	63,111	12,547	7,487	1,857	19,313
Securities sold	—	1,430,304	99,767	—	578,067	36,618,515
Variation margin on futures contracts	—	—	—	—	24,513	—
Variation margin on swap agreements	—	—	—	—	7,390	3,365,775
Swap agreements	—	—	—	—	2,096	—
Due from adviser	23,490	8,766	7,938	7,780	6,043	40,107
Forward foreign currency contracts appreciation	—	—	—	—	72,925	1,236,112
Outstanding purchased options, at value	—	—	—	—	181,053	12,226
Swap agreements appreciation	—	—	—	—	1,919	—
Prepaid expenses and other assets	27,391	881	76	43	55	1,145
Total Assets	99,557,086	112,226,505	12,862,683	16,835,651	37,845,321	483,898,636
LIABILITIES
Payables:
Fund shares redeemed	91,563	880,009	10,116	1,436	24,409	229,562
Securities purchased	325,000	1,021,306	55,393	15,986	1,432,006	94,787,161
Securities sold short, at value	—	—	—	—	—	1,741,822
Sale-buyback financing transactions	—	—	—	—	—	1,104,697
Swap agreements	—	—	—	—	—	167,025
Variation margin on futures contracts	—	—	—	—	—	427,177
Due to brokers	—	—	—	—	—	270,000
Due to custodian	3,555	—	—	—	9,159	300,480
Income distributions	743	—	—	—	—	—
Accrued advisory fees	54,626	76,606	8,454	11,219	12,376	122,255
Accrued administration fees	13,656	15,321	1,691	2,244	4,641	46,722
Accrued custodian and portfolio accounting fees	37,074	38,800	12,353	11,992	21,975	180,330
Accrued legal, audit and tax service fees	6,143	9,143	893	833	1,623	18,582
Accrued trustees’ fees and deferred compensation	132	187	20	18	3,010	19,424
Accrued distribution and service fees	2,015	9,075	809	1,004	—	—
Accrued other (1)	9,004	23,317	6,231	6,181	1,677	23,797
Forward foreign currency contracts depreciation	—	—	—	—	31,802	1,017,844
Outstanding options written, at value	—	—	—	—	310,397	351,536
Swap premiums received	—	—	—	—	—	28,267
Swap agreements depreciation	—	—	—	—	201,222	13,403
Total Liabilities	543,511	2,073,764	95,960	50,913	2,054,297	100,850,084
NET ASSETS	$99,013,575	$110,152,741	$12,766,723	$16,784,738	$35,791,024	$383,048,552
NET ASSETS CONSIST OF:
Paid-in capital	$126,396,659	$66,287,447	$14,845,257	$16,572,087	$47,162,996	$472,892,139
Undistributed/accumulated earnings (deficit)	(27,383,084)	43,865,294	(2,078,534)	212,651	(11,371,972)	(89,843,587)
NET ASSETS	$99,013,575	$110,152,741	$12,766,723	$16,784,738	$35,791,024	$383,048,552
Class A Shares:
Net Assets	$5,469,780	$15,055,063	$1,520,151	$2,425,451
Shares of beneficial interest outstanding	642,482	1,206,918	132,944	248,916
Net Asset Value per share*	$8.51	$12.47	$11.43	$9.74
Sales Charge	0.38	0.55	0.51	0.43
Maximum offering price per share	$8.89	$13.02	$11.94	$10.17
Class C Shares:
Net Assets	$977,797	$6,432,899	$541,823	$503,725
Shares of beneficial interest outstanding	115,026	542,863	49,391	53,354
Net Asset Value per share*	$8.50	$11.85	$10.97	$9.44
Class I Shares:
Net Assets	$746,422
Shares of beneficial interest outstanding	88,645
Net Asset Value per share	$8.42
Class P Shares:
Net Assets	$85,568,884				$35,791,024	$383,048,552
Shares of beneficial interest outstanding	10,165,944				4,049,375	42,586,250
Net Asset Value per share	$8.42				$8.84	$8.99
Class R6 Shares:
Net Assets		$764,541	$1,297,679	$1,038,964
Shares of beneficial interest outstanding		56,923	115,529	104,751
Net Asset Value per share		$13.43	$11.23	$9.92
Class I-2 Shares (formerly Advisor Class Shares):
Net Assets	$6,250,692	$87,900,238	$9,407,070	$12,816,598
Shares of beneficial interest outstanding	732,689	6,974,252	803,534	1,301,123
Net Asset Value per share	$8.53	$12.60	$11.71	$9.85

Investments, at cost (excluding derivatives)	$115,923,801	$100,557,402	$12,677,403	$16,917,491	$42,984,417	$489,729,802
Outstanding purchased options, at cost	—	—	—	—	71,742	56,403
Foreign currency held, at cost	788	—	—	—	72,372	1,713,824
Proceeds from securities sold short	—	—	—	—	—	1,814,895
Premiums received from outstanding options written	—	—	—	—	85,711	492,123

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	Accrued other for Pacific Funds Small-Cap Value includes $3,208 of accrued registration expenses.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2022 (Unaudited)

	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Growth Fund	PF Large-Cap Value Fund	PF Small-Cap Growth Fund	PF Small-Cap Value Fund
ASSETS
Investments, at value (excluding derivatives)	$178,527,135	$28,597,041	$71,889,771	$153,428,041	$19,507,792	$34,914,885
Cash	1,806,334	—	148,718	—	—	—
Cash (segregated for derivative instruments)	114,950	—	—	—	—	—
Foreign currency held, at value	3,102	180,049	—	—	—	—
Receivables:
Dividend and interest	1,142,007	454,128	13,346	301,992	10,822	24,901
Fund shares sold	7,891	1,393	4,735	7,707	464	1,393
Securities sold	—	234,522	—	—	91,180	42,497
Variation margin on futures contracts	7,906	359,990	—	—	—	—
Variation margin on swap agreements	—	167,772	—	—	—	—
Due from adviser	8,653	6,142	8,196	8,930	4,872	6,102
Forward foreign currency contracts appreciation	—	190,895	—	—	—	—
Swap premiums paid	—	414,986	—	—	—	—
Swap agreements appreciation	—	37,521	—	—	—	—
Prepaid expenses and other assets	164	139	400	370	165	307
Total Assets	181,618,142	30,644,578	72,065,166	153,747,040	19,615,295	34,990,085
LIABILITIES
Payables:
Fund shares redeemed	106,634	18,014	31,240	74,101	11,986	19,733
Securities purchased	2,182,116	202,972	—	—	260,335	40,798
Swap agreements	—	16,373	—	—	—	—
Due to brokers	—	100,000	—	—	—	—
Due to custodian	—	12,550	149,808	—	—	—
Accrued advisory fees	59,902	18,840	36,920	83,614	11,916	28,024
Accrued administration fees	22,463	3,845	10,069	19,296	2,979	5,605
Accrued custodian and portfolio accounting fees	36,807	52,925	29,365	27,450	21,246	20,982
Accrued legal, audit and tax service fees	3,374	829	6,060	6,744	1,922	4,056
Accrued trustees’ fees and deferred compensation	3,983	48	6,129	10,038	2,473	1,156
Accrued other	4,250	649	11,585	11,294	3,431	7,154
Forward foreign currency contracts depreciation	—	46,573	—	—	—	—
Swap premiums received	—	417,285	—	—	—	—
Swap agreements depreciation	—	35,222	—	—	—	—
Total Liabilities	2,419,529	926,125	281,176	232,537	316,288	127,508
NET ASSETS	$179,198,613	$29,718,453	$71,783,990	$153,514,503	$19,299,007	$34,862,577
NET ASSETS CONSIST OF:
Paid-in capital	$185,211,172	$48,178,686	($4,685,210)	$89,240,025	$35,792,312	$20,063,288
Undistributed/accumulated earnings (deficit)	(6,012,559)	(18,460,233)	76,469,200	64,274,478	(16,493,305)	14,799,289
NET ASSETS	$179,198,613	$29,718,453	$71,783,990	$153,514,503	$19,299,007	$34,862,577
Class P Shares:
Shares of beneficial interest outstanding	18,990,648	4,492,410	3,261,275	14,780,052	1,536,290	4,356,014
Net Asset Value per share	$9.44	$6.62	$22.01	$10.39	$12.56	$8.00

Investments, at cost (excluding derivatives)	$184,670,351	$36,815,568	$32,374,405	$100,858,237	$23,852,538	$30,877,997
Foreign currency held, at cost	3,529	147,386	149,288	—	—	—

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2022 (Unaudited)

	PF Emerging Markets Fund	PF International Growth Fund	PF International Small-Cap Fund	PF International Value Fund	PF Multi-Asset Fund	PF Real Estate Fund
ASSETS
Investments, at value (excluding derivatives)	$38,533,365	$16,931,642	$15,024,872	$52,190,426	$891,425,052	$49,344,070
Cash	—	8,870	—	24,965	25,357,332	3,787
Foreign currency held, at value	343,590	2,943	35,260	32,987	—	—
Receivables:
Dividend and interest	51,424	388,188	221,487	555,927	3,153,200	267,769
Fund shares sold	1,393	511	464	2,368	31,570	2,321
Securities sold	91,890	7,205	33,669	110,928	—	581,098
Variation margin on futures contracts	—	—	—	—	263,750	—
Due from adviser	20,060	5,762	3,872	12,772	37,936	5,037
Swap agreements appreciation	—	—	—	—	8,870,592	—
Prepaid expenses and other assets	294	136	48	378	2,391	—
Total Assets	39,042,016	17,345,257	15,319,672	52,930,751	929,141,823	50,204,082
LIABILITIES
Payables:
Fund shares redeemed	23,169	9,416	10,032	27,458	146,185	29,165
Securities purchased	—	—	61,311	218,181	29,882,916	331,837
Due to custodian	12,321	—	45,420	—	—	—
Accrued advisory fees	29,038	12,387	11,312	31,562	238,564	33,936
Accrued administration fees	5,445	2,266	2,033	7,284	102,242	6,787
Accrued custodian and portfolio accounting fees	99,082	38,270	40,059	31,830	157,228	13,222
Accrued legal, audit and tax service fees	3,431	572	1,741	2,530	40,435	2,015
Accrued trustees’ fees and deferred compensation	2,961	4,633	33	5,642	907	1,139
Accrued foreign capital gains tax	157,831	58,497	—	—	—	—
Accrued other	4,362	3,553	3,846	8,900	52,909	2,799
Swap agreements depreciation	—	—	—	—	140,590,220	—
Total Liabilities	337,640	129,594	175,787	333,387	171,211,606	420,900
NET ASSETS	$38,704,376	$17,215,663	$15,143,885	$52,597,364	$757,930,217	$49,783,182
NET ASSETS CONSIST OF:
Paid-in capital	$33,973,745	$21,284,080	$27,387,573	$64,744,758	$952,091,763	$53,071,262
Undistributed/accumulated earnings (deficit)	4,730,631	(4,068,417)	(12,243,688)	(12,147,394)	(194,161,546)	(3,288,080)
NET ASSETS	$38,704,376	$17,215,663	$15,143,885	$52,597,364	$757,930,217	$49,783,182
Class P Shares:
Shares of beneficial interest outstanding	4,804,668	3,312,612	2,409,854	7,700,643	104,269,351	3,880,071
Net Asset Value per share	$8.06	$5.20	$6.28	$6.83	$7.27	$12.83

Investments, at cost (excluding derivatives)	$34,004,295	$18,401,714	$19,296,689	$59,728,565	$922,133,617	$53,135,252
Foreign currency held, at cost	353,638	2,943	35,364	33,594	–	–

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2022 (Unaudited)

	Pacific Funds Portfolio Optimization
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$921,856	$965,262	$2,262,006	$1,447,450	$238,471
Total Investment Income	921,856	965,262	2,262,006	1,447,450	238,471

EXPENSES
Advisory fees	198,699	267,778	865,731	724,407	279,586
Administration fees	149,024	200,833	649,298	543,305	209,690
Portfolio accounting fees	27,439	27,469	27,732	27,662	27,452
Shareholder report expenses	5,467	7,300	23,541	19,573	7,513
Distribution fees
Class C	118,851	95,323	328,564	286,118	113,848
Service fees
Class A	198,047	295,884	939,208	787,252	299,326
Class C	39,617	31,775	109,522	95,373	37,949
Registration fees	27,421	27,049	31,631	32,876	28,075
Legal, audit and tax service fees	9,220	12,307	39,609	32,927	12,633
Trustees’ fees	2,080	2,735	8,726	7,243	2,761
Other	3,677	4,544	12,367	10,495	4,666
Total Expenses	779,542	972,997	3,035,929	2,567,231	1,023,499
Adviser Expense Reimbursement	(75,304)	(81,404)	(143,606)	(130,776)	(83,100)
Net Expenses	704,238	891,593	2,892,323	2,436,455	940,399
NET INVESTMENT INCOME (LOSS)	217,618	73,669	(630,317)	(989,005)	(701,928)

NET REALIZED AND UNREALIZED LOSS
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds	(4,763,718)	(6,886,520)	(27,204,767)	(13,014,295)	(9,989,954)
Net Realized Gain (Loss)	(4,763,718)	(6,886,520)	(27,204,767)	(13,014,295)	(9,989,954)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual fund investments	(22,725,221)	(37,226,792)	(139,350,322)	(143,885,576)	(56,252,118)
Change in Net Unrealized Appreciation (Depreciation)	(22,725,221)	(37,226,792)	(139,350,322)	(143,885,576)	(56,252,118)
NET GAIN (LOSS)	(27,488,939)	(44,113,312)	(166,555,089)	(156,899,871)	(66,242,072)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($27,271,321)	($44,039,643)	($167,185,406)	($157,888,876)	($66,944,000)

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2022 (Unaudited)

	Pacific Funds Ultra Short Income	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds ESG Core Bond	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$19,860	$181,109	$168,653	$4,215	$424,165	$4,157,036
Interest, net of foreign taxes withheld (1)	408,918	12,595,933	14,151,341	287,877	34,427,692	125,989,213
Total Investment Income	428,778	12,777,042	14,319,994	292,092	34,851,857	130,146,249

EXPENSES
Advisory fees	47,008	2,034,065	2,008,826	47,788	4,334,256	14,119,902
Administration fees	28,204	762,774	602,648	18,864	1,083,564	3,258,439
Custodian fees and expenses	641	18,463	19,280	—	19,807	57,750
Portfolio accounting fees	20,752	166,119	156,591	18,553	239,038	557,922
Shareholder report expenses	864	26,056	22,591	682	38,814	106,039
Distribution fees
Class C	—	134,837	113,274	—	261,038	427,963
Service fees
Class A	—	201,810	139,009	—	150,015	344,208
Class C	—	44,945	37,758	—	87,013	142,654
Registration fees	18,097	55,830	44,196	41,656	85,919	117,400
Legal, audit and tax service fees	1,507	45,074	37,381	1,155	65,677	190,887
Trustees’ fees	749	22,587	19,432	589	33,485	92,176
Interest expense	—	587	—	—	—	378,089
Other	1,131	12,618	11,487	1,071	16,491	38,263
Total Expenses	118,953	3,525,765	3,212,473	130,358	6,415,117	19,831,692
Advisory Fee Waiver	—	(1,791)	—	—	(55,252)	(877,165)
Adviser Expense Reimbursement	(58,783)	(647,910)	(677,370)	(69,995)	(909,105)	(2,830,051)
Net Expenses	60,170	2,876,064	2,535,103	60,363	5,450,760	16,124,476
NET INVESTMENT INCOME (LOSS)	368,608	9,900,978	11,784,891	231,729	29,401,097	114,021,773

NET REALIZED AND UNREALIZED LOSS
Net Realized Gain (Loss) On:
Investment security transactions	(14,445)	(4,368,304)	(19,595,703)	(387,980)	(19,304,199)	(30,716,472)
Net Realized Gain (Loss)	(14,445)	(4,368,304)	(19,595,703)	(387,980)	(19,304,199)	(30,716,472)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(395,707)	(29,108,496)	(77,422,540)	(2,336,866)	(160,294,132)	(238,931,390)
Foreign currencies	—	—	—	—	(506)	—
Change in Net Unrealized Appreciation (Depreciation)	(395,707)	(29,108,496)	(77,422,540)	(2,336,866)	(160,294,638)	(238,931,390)
NET GAIN (LOSS)	(410,152)	(33,476,800)	(97,018,243)	(2,724,846)	(179,598,837)	(269,647,862)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($41,544)	($23,575,822)	($85,233,352)	($2,493,117)	($150,197,740)	($155,626,089)

Foreign taxes withheld on dividends and interest	$279	$24,576	$5,347	$618	$12,354	$–

(1)	Interest income for Pacific Funds Floating Rate Income includes $10,186,265 of payment-in-kind income.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2022 (Unaudited)

	Pacific Funds High Income	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	PF Inflation Managed Fund	PF Managed Bond Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$33,530	$1,290,644	$113,385	$180,688	$1,787	$77,203
Interest, net of foreign taxes withheld	3,969,940	—	—	—	1,951,260	5,708,633
Total Investment Income	4,003,470	1,290,644	113,385	180,688	1,953,047	5,785,836

EXPENSES
Advisory fees	392,753	622,051	63,840	71,886	80,928	772,197
Administration fees	98,188	124,410	12,768	14,377	30,348	289,574
Custodian fees and expenses	2,416	4,549	291	239	2,644	31,762
Portfolio accounting fees	46,004	42,879	16,817	16,518	26,490	188,718
Shareholder report expenses	3,645	5,047	534	512	932	11,400
Distribution fees
Class C	4,152	29,366	2,404	2,236	—	—
Service fees
Class A	7,686	21,850	2,152	3,590	—	—
Class C	1,384	9,789	801	746	—	—
Registration fees	31,823	35,570	30,622	30,613	49	782
Legal, audit and tax service fees	6,161	8,394	893	868	1,674	18,790
Trustees’ fees	3,147	4,347	460	442	450	3,879
Interest expense	—	7,860	34	—	6,964	3,494
Other	3,094	8,774	2,329	2,286	349	4,757
Total Expenses	600,453	924,886	133,945	144,313	150,828	1,325,353
Advisory Fee Waiver	—	—	—	—	—	(14,479)
Adviser Expense Reimbursement	(158,325)	(68,533)	(48,433)	(47,281)	(32,589)	(260,088)
Net Expenses	442,128	856,353	85,512	97,032	118,239	1,050,786
NET INVESTMENT INCOME (LOSS)	3,561,342	434,291	27,873	83,656	1,834,808	4,735,050

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	(4,855,826)	7,138,361	(1,521,435)	(62,889)	(446,029)	(22,275,282)
Closed short positions	—	—	—	—	—	48,345
Foreign currency transactions	—	—	—	—	(23,949)	(316,543)
Forward foreign currency contract transactions	—	—	—	—	278,680	242,448
Futures contract transactions	—	—	—	—	525,674	(7,341,296)
Purchased option transactions	—	—	—	—	—	(603,689)
Swap transactions	—	—	—	—	(46,167)	2,023,041
Written option transactions	—	—	—	—	2,074	1,727,954
Net Realized Gain (Loss)	(4,855,826)	7,138,361	(1,521,435)	(62,889)	290,283	(26,495,022)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	(13,703,598)	(46,686,186)	(3,351,655)	(4,201,072)	(6,339,942)	(25,712,691)
Short positions	—	—	—	—	—	69,213
Foreign currencies	(64)	—	—	—	(15,204)	(83,929)
Forward foreign currency contracts	—	—	—	—	1,316	446,020
Futures contracts	—	—	—	—	(60,656)	(657,318)
Purchased options	—	—	—	—	63,752	(46,777)
Swaps	—	—	—	—	(216,949)	259,169
Written options	—	—	—	—	(129,409)	80,422
Change in Net Unrealized Appreciation (Depreciation)	(13,703,662)	(46,686,186)	(3,351,655)	(4,201,072)	(6,697,092)	(25,645,891)
NET GAIN (LOSS)	(18,559,488)	(39,547,825)	(4,873,090)	(4,263,961)	(6,406,809)	(52,140,913)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($14,998,146)	($39,113,534)	($4,845,217)	($4,180,305)	($4,572,001)	($47,405,863)

Foreign taxes withheld on dividends and interest	$17	$2,672	$—	$—	$—	$6,617

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2022 (Unaudited)

	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Growth Fund	PF Large-Cap Value Fund	PF Small-Cap Growth Fund	PF Small-Cap Value Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$19,473	$19,900	$342,048	$1,587,836	$140,642	$602,637
Interest, net of foreign taxes withheld	1,905,788	1,255,082	10,520	—	4,871	—
Total Investment Income	1,925,261	1,274,982	352,568	1,587,836	145,513	602,637

EXPENSES
Advisory fees	258,622	142,652	310,019	496,801	110,162	265,233
Administration fees	96,983	27,258	84,551	114,646	27,541	53,047
Custodian fees and expenses	2,890	16,502	3,329	2,238	2,781	1,468
Portfolio accounting fees	42,959	31,124	34,328	34,737	23,543	28,722
Shareholder report expenses	2,066	1,235	3,591	4,096	1,156	2,555
Registration fees	135	85	262	255	86	170
Legal, audit and tax service fees	3,408	2,004	5,987	6,916	1,927	4,179
Trustees’ fees	726	1,059	1,217	1,579	385	865
Interest expense	—	166	117	—	—	11
Other	840	1,522	5,255	5,492	1,577	3,350
Total Expenses	408,629	223,607	448,656	666,760	169,158	359,600
Advisory Fee Waiver	—	(9,086)	—	—	—	—
Adviser Expense Reimbursement	(53,024)	(53,531)	(53,969)	(55,313)	(31,455)	(41,309)
Net Expenses	355,605	160,990	394,687	611,447	137,703	318,291
NET INVESTMENT INCOME (LOSS)	1,569,656	1,113,992	(42,119)	976,389	7,810	284,346

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	(547,944)	(3,065,289)	26,205,968	1,047,674	(9,960,834)	3,869,643
Foreign currency transactions	—	(95,312)	(2,101)	—	(3,425)	—
Forward foreign currency contract transactions	—	94,319	—	—	—	—
Futures contract transactions	(34,831)	140,826	—	—	—	—
Swap transactions	—	510,604	—	—	—	—
Net Realized Gain (Loss)	(582,775)	(2,414,852)	26,203,867	1,047,674	(9,964,259)	3,869,643

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	(4,393,771)	(4,636,274)	(60,970,473)	(31,643,174)	843,733	(19,251,924)
Foreign currencies	(399)	(10,367)	(538)	—	(500)	—
Forward foreign currency contracts	—	14,851	—	—	—	—
Futures contracts	(45,325)	(33,330)	—	—	—	—
Swaps	—	(64,106)	—	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	(4,439,495)	(4,729,226)	(60,971,011)	(31,643,174)	843,233	(19,251,924)
NET GAIN (LOSS)	(5,022,270)	(7,144,078)	(34,767,144)	(30,595,500)	(9,121,026)	(15,382,281)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,452,614)	($6,030,086)	($34,809,263)	($29,619,111)	($9,113,216)	($15,097,935)

Foreign taxes withheld on dividends and interest	$2,876	$7,094	$2,127	$—	$—	$2,998

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2022 (Unaudited)

	PF Emerging Markets Fund	PF International Growth Fund Fund	PF International Small-Cap Fund	PF International Value Fund	PF Multi-Asset Fund	PF Real Estate Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$577,079	$304,773	$814,319	$1,720,949	$84,039	$1,004,008
Interest, net of foreign taxes withheld	—	126	2,305	—	6,722,392	—
Total Investment Income	577,079	304,899	816,624	1,720,949	6,806,431	1,004,008

EXPENSES
Advisory fees	239,143	100,932	148,888	221,722	1,576,959	259,530
Administration fees	44,839	17,811	26,274	51,167	675,839	43,255
Custodian fees and expenses	62,045	13,911	15,701	9,411	15,663	363
Portfolio accounting fees	33,924	23,812	27,101	34,886	183,429	18,801
Shareholder report expenses	2,099	809	1,089	1,342	24,522	1,042
Registration fees	173	69	58	59	1,638	46
Legal, audit and tax service fees	3,325	1,228	2,066	2,578	40,809	2,023
Trustees’ fees	538	167	955	793	21,108	629
Interest expense	—	181	71	—	—	202
Other	25,477	7,145	6,713	18,796	12,410	1,592
Total Expenses	411,563	166,065	228,916	340,754	2,552,377	327,483
Advisory Fee Waiver	—	(3,562)	(2,638)	—	—	(43,255)
Adviser Expense Reimbursement	(127,581)	(47,141)	(36,165)	(67,866)	(254,523)	(24,496)
Net Expenses	283,982	115,362	190,113	272,888	2,297,854	259,732
NET INVESTMENT INCOME (LOSS)	293,097	189,537	626,511	1,448,061	4,508,577	744,276

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions, net of foreign capital gains tax withheld	4,864,860	(1,685,944)	(8,682,951)	(1,751,430)	(2,463,054)	(328,584)
Foreign currency transactions	(76,540)	(15,141)	(35,535)	(36,099)	—	—
Futures contract transactions	—	—	—	—	8,127,261	—
Swap transactions	—	—	—	—	(57,787,589)	—
Net Realized Gain (Loss)	4,788,320	(1,701,085)	(8,718,486)	(1,787,529)	(52,123,382)	(328,584)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities, net of deferred foreign capital gains tax	(18,799,170)	(4,409,044)	(1,084,156)	(13,070,648)	(12,882,234)	(14,779,659)
Foreign currencies	8,453	(36,312)	(25,353)	(33,346)	—	—
Futures contracts	—	—	—	—	325,968	—
Swaps	—	—	—	—	(169,437,782)	—
Change in Net Unrealized Appreciation (Depreciation)	(18,790,717)	(4,445,356)	(1,109,509)	(13,103,994)	(181,994,048)	(14,779,659)
NET GAIN (LOSS)	(14,002,397)	(6,146,441)	(9,827,995)	(14,891,523)	(234,117,430)	(15,108,243)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($13,709,300)	($5,956,904)	($9,201,484)	($13,443,462)	($229,608,853)	($14,363,967)

Foreign taxes withheld on dividends and interest	$77,798	$51,523	$92,661	$264,356	$18,221	$–
Foreign capital gains tax withheld	199,277	–	–	–	–	–
Change in deferred foreign capital gains tax	(375,893)	–	–	(245)	–	–

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate
	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022
OPERATIONS
Net Investment income (loss)	$217,618	$3,432,777	$73,669	$3,521,566	($630,317)	$6,510,947
Net realized gain (loss)	(4,763,718)	14,179,761	(6,886,520)	35,611,356	(27,204,767)	176,694,430
Change in net unrealized appreciation (depreciation)	(22,725,221)	(22,006,844)	(37,226,792)	(40,959,311)	(139,350,322)	(169,675,188)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,271,321)	(4,394,306)	(44,039,643)	(1,826,389)	(167,185,406)	13,530,189

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(7,677,228)	—	(18,850,216)	—	(75,252,094)
Class C	—	(1,508,664)	—	(2,320,317)	—	(9,814,220)
Class I-2 (formerly Advisor Class)	—	(418,591)	—	(501,441)	—	(3,114,477)
Net Decrease from Dividends and Distributions to Shareholders	—	(9,604,483)	—	(21,671,974)	—	(88,180,791)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	7,243,368	20,005,012	7,420,082	24,665,231	18,141,508	62,675,467
Class C	1,669,624	8,756,080	966,898	3,463,072	3,470,194	12,530,807
Class I-2 (formerly Advisor Class)	988,486	8,665,357	201,344	2,375,761	2,812,572	15,060,458
Dividends and distribution reinvestments
Class A	—	7,555,755	—	18,642,570	—	74,404,804
Class C	—	1,503,913	—	2,307,590	—	9,788,698
Class I-2 (formerly Advisor Class)	—	409,297	—	487,913	—	3,069,437
Cost of shares repurchased
Class A	(17,603,874)	(33,724,677)	(21,188,543)	(43,762,576)	(60,099,722)	(124,825,579)
Class C	(7,947,670)	(16,868,772)	(6,928,616)	(17,222,441)	(18,992,169)	(50,552,425)
Class I-2 (formerly Advisor Class)	(6,250,206)	(6,327,843)	(1,141,459)	(1,701,668)	(4,966,667)	(21,329,257)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,900,272)	(10,025,878)	(20,670,294)	(10,744,548)	(59,634,284)	(19,177,590)
NET INCREASE (DECREASE) IN NET ASSETS	(49,171,593)	(24,024,667)	(64,709,937)	(34,242,911)	(226,819,690)	(93,828,192)

NET ASSETS
Beginning of Year or Period	225,549,198	249,573,865	300,705,570	334,948,481	982,633,990	1,076,462,182
End of Year or Period	$176,377,605	$225,549,198	$235,995,633	$300,705,570	$755,814,300	$982,633,990

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Portfolio Optimization Growth		Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Ultra Short Income
	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022
OPERATIONS
Net Investment income (loss)	($989,005)	$3,394,670	($701,928)	$145,724	$368,608	$201,511
Net realized gain (loss)	(13,014,295)	168,551,356	(9,989,954)	82,337,570	(14,445)	(68,021)
Change in net unrealized appreciation (depreciation)	(143,885,576)	(150,308,340)	(56,252,118)	(72,647,519)	(395,707)	(292,063)
Net Increase (Decrease) in Net Assets Resulting from Operations	(157,888,876)	21,637,686	(66,944,000)	9,835,775	(41,544)	(158,573)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(76,104,352)	—	(29,294,306)
Class C	—	(10,150,661)	—	(3,908,728)
Class I					(119,379)	(139,837)
Class I-2 (formerly Advisor Class)	—	(2,302,750)	—	(1,569,808)	(248,290)	(208,704)
Net Decrease from Dividends and Distributions to Shareholders	—	(88,557,763)	—	(34,772,842)	(367,669)	(348,541)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	13,296,290	48,047,353	6,363,855	18,672,050
Class C	3,746,539	8,746,595	1,313,547	4,664,511
Class I					—	—
Class I-2 (formerly Advisor Class)	2,638,286	6,961,646	869,799	3,233,965	14,770,829	2,317,124
Dividends and distribution reinvestments
Class A	—	75,492,712	24	29,102,535
Class C	—	10,105,205	—	3,904,491
Class I					119,379	139,837
Class I-2 (formerly Advisor Class)	—	2,177,836	—	1,553,384	248,290	208,339
Cost of shares repurchased
Class A	(39,602,522)	(96,731,257)	(12,500,240)	(31,737,446)
Class C	(11,046,936)	(38,715,743)	(3,078,341)	(14,330,969)
Class I					—	—
Class I-2 (formerly Advisor Class)	(2,509,066)	(7,653,163)	(800,822)	(7,539,871)	(2,114,424)	(2,071,912)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(33,477,409)	8,431,184	(7,832,178)	7,522,650	13,024,074	593,388
NET INCREASE (DECREASE) IN NET ASSETS	(191,366,285)	(58,488,893)	(74,776,178)	(17,414,417)	12,614,861	86,274

NET ASSETS
Beginning of Year or Period	821,343,142	879,832,035	316,963,300	334,377,717	31,527,859	31,441,585
End of Year or Period	$629,976,857	$821,343,142	$242,187,122	$316,963,300	$44,142,720	$31,527,859

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Short Duration Income		Pacific Funds Core Income		Pacific Funds ESG Core Bond
	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022
OPERATIONS
Net Investment income (loss)	$9,900,978	$15,175,236	$11,784,891	$23,114,633	$231,729	$293,036
Net realized gain (loss)	(4,368,304)	4,456,495	(19,595,703)	5,283,479	(387,980)	(411,247)
Change in net unrealized appreciation (depreciation)	(29,108,496)	(37,853,242)	(77,422,540)	(57,532,082)	(2,336,866)	(1,191,228)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,575,822)	(18,221,511)	(85,233,352)	(29,133,970)	(2,493,117)	(1,309,439)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	(1,382,696)	(4,066,243)	(1,532,121)	(6,149,263)
Class C	(177,168)	(601,474)	(302,319)	(1,387,600)
Class I	(1,971,817)	(3,741,285)	(1,594,332)	(5,558,014)	(131,075)	(175,208)
Class P			(496,861)	(1,921,641)
Class I-2 (formerly Advisor Class)	(6,429,985)	(17,809,112)	(8,018,394)	(32,230,826)	(104,035)	(140,089)
Net Decrease from Dividends and Distributions to Shareholders	(9,961,666)	(26,218,114)	(11,944,027)	(47,247,344)	(235,110)	(315,297)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	24,332,644	54,066,803	5,524,005	34,288,441
Class C	2,919,641	6,250,383	839,523	3,956,398
Class I	62,707,373	68,799,128	8,354,224	55,006,519	296,819	4,825,391
Class P			3,236,418	613,503
Class I-2 (formerly Advisor Class)	222,322,031	397,785,487	127,477,362	250,242,191	—	—
Dividends and distribution reinvestments
Class A	1,118,733	3,223,177	1,415,415	5,604,739
Class C	173,352	589,726	279,815	1,279,623
Class I	1,971,650	3,740,884	1,502,391	5,204,582	131,075	175,208
Class P			496,861	1,921,641
Class I-2 (formerly Advisor Class)	6,364,772	17,531,844	6,207,445	24,654,705	104,035	140,089
Cost of shares repurchased
Class A	(45,485,290)	(80,196,055)	(23,545,418)	(62,828,327)
Class C	(9,520,362)	(16,612,634)	(7,716,465)	(20,821,980)
Class I	(37,264,442)	(36,709,897)	(23,562,771)	(39,837,090)	(101,007)	(1,668,835)
Class P			(3,018,395)	(10,685,252)
Class I-2 (formerly Advisor Class)	(184,681,102)	(542,266,356)	(217,384,917)	(399,986,442)	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	44,959,000	(123,797,510)	(119,894,507)	(151,386,749)	430,922	3,471,853
NET INCREASE (DECREASE) IN NET ASSETS	11,421,512	(168,237,135)	(217,071,886)	(227,768,063)	(2,297,305)	1,847,117

NET ASSETS
Beginning of Year or Period	1,008,153,658	1,176,390,793	942,056,075	1,169,824,138	26,160,085	24,312,968
End of Year or Period	$1,019,575,170	$1,008,153,658	$724,984,189	$942,056,075	$23,862,780	$26,160,085

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Strategic Income		Pacific Funds Floating Rate Income		Pacific Funds High Income
	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022
OPERATIONS
Net Investment income (loss)	$29,401,097	$40,697,691	$114,021,773	$104,754,929	$3,561,342	$7,740,135
Net realized gain (loss)	(19,304,199)	19,602,422	(30,716,472)	15,781,557	(4,855,826)	4,372,551
Change in net unrealized appreciation (depreciation)	(160,294,638)	(89,029,111)	(238,931,390)	(45,242,229)	(13,703,662)	(12,176,508)
Net Increase (Decrease) in Net Assets Resulting from Operations	(150,197,740)	(28,728,998)	(155,626,089)	75,294,257	(14,998,146)	(63,822)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	(2,257,626)	(4,896,474)	(6,800,954)	(8,085,632)	(161,402)	(343,229)
Class C	(1,063,362)	(2,411,593)	(2,423,308)	(2,663,094)	(25,328)	(63,949)
Class I	(3,079,408)	(1,494,498)	(50,978,120)	(51,912,830)	(10,389)	(3,949)
Class P			(2,142,907)	(412,927)	(3,199,308)	(6,925,276)
Class I-2 (formerly Advisor Class)	(22,306,491)	(44,510,973)	(50,490,626)	(41,380,821)	(203,757)	(402,344)
Net Decrease from Dividends and Distributions to Shareholders	(28,706,887)	(53,313,538)	(112,835,915)	(104,455,304)	(3,600,184)	(7,738,747)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	16,209,473	77,501,261	58,835,366	167,903,051	799,840	2,692,863
Class C	4,193,795	28,612,611	23,752,776	43,390,442	55,126	177,294
Class I	47,485,147	149,535,103	568,810,373	1,145,075,192	710,295	29,861
Class P			43,096,287	43,955,526	151,634	2,614,594
Class I-2 (formerly Advisor Class)	302,933,135	898,938,253	855,085,428	1,449,607,976	14,394,808	18,328,335
Dividends and distribution reinvestments
Class A	1,914,460	4,101,204	6,704,333	7,824,984	158,651	337,407
Class C	947,477	2,109,232	2,400,889	2,599,828	23,743	61,111
Class I	3,077,230	1,492,899	38,006,191	37,869,697	10,360	3,893
Class P			2,142,907	412,927	3,199,308	6,925,276
Class I-2 (formerly Advisor Class)	19,570,565	38,071,594	48,436,723	39,696,140	203,757	401,007
Cost of shares repurchased
Class A	(28,512,979)	(44,087,791)	(67,805,119)	(62,861,307)	(1,419,926)	(3,365,390)
Class C	(12,874,642)	(20,217,748)	(15,332,322)	(24,013,248)	(228,935)	(811,126)
Class I	(35,406,165)	(18,952,136)	(449,688,736)	(349,771,424)	(1,300)	(4,905)
Class P			(6,834,542)	(1,175,828)	(35,462,259)	(14,812,467)
Class I-2 (formerly Advisor Class)	(403,690,637)	(456,469,723)	(650,605,346)	(413,872,820)	(14,094,001)	(15,441,294)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(84,153,141)	660,634,759	457,005,208	2,086,641,136	(31,498,899)	(2,863,541)
NET INCREASE (DECREASE) IN NET ASSETS	(263,057,768)	578,592,223	188,543,204	2,057,480,089	(50,097,229)	(10,666,110)

NET ASSETS
Beginning of Year or Period	1,601,304,746	1,022,712,523	4,060,627,423	2,003,147,334	149,110,804	159,776,914
End of Year or Period	$1,338,246,978	$1,601,304,746	$4,249,170,627	$4,060,627,423	$99,013,575	$149,110,804

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Small/Mid-Cap		Pacific Funds Small-Cap		Pacific Funds Small-Cap Value
	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022
OPERATIONS
Net Investment income (loss)	$434,291	($599,939)	$27,873	($31,975)	$83,656	$44,059
Net realized gain (loss)	7,138,361	49,847,006	(1,521,435)	738,950	(62,889)	2,054,409
Change in net unrealized appreciation (depreciation)	(46,686,186)	(54,854,996)	(3,351,655)	(1,529,710)	(4,201,072)	(809,440)
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,113,534)	(5,607,929)	(4,845,217)	(822,735)	(4,180,305)	1,289,028

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings
Class A	—	(1,346,523)	—	(103,138)	—	(38,925)
Class C	—	(655,137)	—	(39,953)	—	(11,270)
Class R6	—	—	—	—	—	(2,362)
Class I-2 (formerly Advisor Class)	—	(18,391,064)	—	(973,814)	—	(222,752)
Net Decrease from Dividends and Distributions to Shareholders	—	(20,392,724)	—	(1,116,905)	—	(275,309)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	915,708	2,550,228	57,090	199,509	441,698	929,116
Class C	170,780	634,737	25,068	203,959	56,444	132,407
Class R6	—	2,174,573	—	1,721,811	—	1,445,939
Class I-2 (formerly Advisor Class)	5,466,106	36,329,682	542,607	13,563,062	878,245	1,873,942
Dividends and distribution reinvestments
Class A	—	1,342,290	—	103,138	—	38,925
Class C	—	652,758	—	37,886	—	11,270
Class R6	—	—	—	—	—	2,362
Class I-2 (formerly Advisor Class)	—	18,249,608	—	973,813	—	222,752
Cost of shares repurchased
Class A	(1,228,811)	(5,345,847)	(34,026)	(847,217)	(368,837)	(304,250)
Class C	(1,167,906)	(1,911,244)	(85,514)	(173,506)	(176,610)	(222,893)
Class R6	(35,275)	(2,684,111)	(18,296)	(1,723,657)	(17,672)	(1,374,589)
Class I-2 (formerly Advisor Class)	(69,635,183)	(159,728,442)	(5,021,749)	(6,574,375)	(397,252)	(1,135,938)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(65,514,581)	(107,735,768)	(4,534,820)	7,484,423	416,016	1,619,043
NET INCREASE (DECREASE) IN NET ASSETS	(104,628,115)	(133,736,421)	(9,380,037)	5,544,783	(3,764,289)	2,632,762

NET ASSETS
Beginning of Year or Period	214,780,856	348,517,277	22,146,760	16,601,977	20,549,027	17,916,265
End of Year or Period	$110,152,741	$214,780,856	$12,766,723	$22,146,760	$16,784,738	$20,549,027

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund
	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022
OPERATIONS
Net Investment income (loss)	$1,834,808	$2,032,761	$4,735,050	$9,199,463	$1,569,656	$1,124,579
Net realized gain (loss)	290,283	578,851	(26,495,022)	(8,150,083)	(582,775)	(563,087)
Change in net unrealized appreciation (depreciation)	(6,697,092)	(1,491,191)	(25,645,891)	(26,462,924)	(4,439,495)	(3,197,732)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,572,001)	1,120,421	(47,405,863)	(25,413,544)	(3,452,614)	(2,636,240)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(1,116,614)	—	(11,378,319)	—	(1,203,868)
Net Decrease from Dividends and Distributions to Shareholders	—	(1,116,614)	—	(11,378,319)	—	(1,203,868)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	53,814	15,138,607	43,286,462	7,620,859	121,777,864	2,804,448
Dividends and distribution reinvestments - Class P	—	1,116,614	—	11,378,319	—	1,203,868
Cost of shares repurchased - Class P	(4,025,950)	(4,905,545)	(36,936,705)	(120,421,844)	(11,748,823)	(25,074,753)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,972,136)	11,349,676	6,349,757	(101,422,666)	110,029,041	(21,066,437)
NET INCREASE (DECREASE) IN NET ASSETS	(8,544,137)	11,353,483	(41,056,106)	(138,214,529)	106,576,427	(24,906,545)

NET ASSETS
Beginning of Year or Period	44,335,161	32,981,678	424,104,658	562,319,187	72,622,186	97,528,731
End of Year or Period	$35,791,024	$44,335,161	$383,048,552	$424,104,658	$179,198,613	$72,622,186

	PF Emerging Markets Debt Fund		PF Growth Fund		PF Large-Cap Value Fund
	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022
OPERATIONS
Net Investment income (loss)	$1,113,992	$2,621,026	($42,119)	($555,078)	$976,389	$1,541,321
Net realized gain (loss)	(2,414,852)	(2,414,354)	26,203,867	22,289,529	1,047,674	15,322,723
Change in net unrealized appreciation (depreciation)	(4,729,226)	(1,051,026)	(60,971,011)	(5,249,979)	(31,643,174)	5,505,490
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,030,086)	(844,354)	(34,809,263)	16,484,472	(29,619,111)	22,369,534

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(3,023,723)	—	(22,120,344)	—	(18,711,066)
Net Decrease from Dividends and Distributions to Shareholders	—	(3,023,723)	—	(22,120,344)	—	(18,711,066)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	50,177	1,396,564	6,823,385	17,674,129	31,601,727	12,103,309
Dividends and distribution reinvestments - Class P	—	3,023,723	—	22,120,344	—	18,711,066
Cost of shares repurchased - Class P	(7,239,475)	(19,092,586)	(58,821,884)	(54,749,885)	(12,649,970)	(41,827,903)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,189,298)	(14,672,299)	(51,998,499)	(14,955,412)	18,951,757	(11,013,528)
NET INCREASE (DECREASE) IN NET ASSETS	(13,219,384)	(18,540,376)	(86,807,762)	(20,591,284)	(10,667,354)	(7,355,060)

NET ASSETS
Beginning of Year or Period	42,937,837	61,478,213	158,591,752	179,183,036	164,181,857	171,536,917
End of Year or Period	$29,718,453	$42,937,837	$71,783,990	$158,591,752	$153,514,503	$164,181,857

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Small-Cap Growth Fund		PF Small-Cap Value Fund		PF Emerging Markets Fund
	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022
OPERATIONS
Net Investment income (loss)	$7,810	($268,276)	$284,346	$482,053	$293,097	$1,874,574
Net realized gain (loss)	(9,964,259)	3,569,842	3,869,643	18,647,202	4,788,320	1,329,138
Change in net unrealized appreciation (depreciation)	843,233	(12,618,790)	(19,251,924)	(16,078,447)	(18,790,717)	(35,843,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,113,216)	(9,317,224)	(15,097,935)	3,050,808	(13,709,300)	(32,639,973)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(8,541,961)	—	(13,139,200)	—	(15,375,604)
Net Decrease from Dividends and Distributions to Shareholders	—	(8,541,961)	—	(13,139,200)	—	(15,375,604)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	79,254	6,159,445	145,115	1,543,398	116,144	3,882,070
Dividends and distribution reinvestments - Class P	—	8,541,961	—	13,139,200	—	15,375,604
Cost of shares repurchased - Class P	(21,631,518)	(10,433,023)	(47,507,055)	(24,180,494)	(35,595,762)	(25,131,681)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,552,264)	4,268,383	(47,361,940)	(9,497,896)	(35,479,618)	(5,874,007)
NET INCREASE (DECREASE) IN NET ASSETS	(30,665,480)	(13,590,802)	(62,459,875)	(19,586,288)	(49,188,918)	(53,889,584)

NET ASSETS
Beginning of Year or Period	49,964,487	63,555,289	97,322,452	116,908,740	87,893,294	141,782,878
End of Year or Period	$19,299,007	$49,964,487	$34,862,577	$97,322,452	$38,704,376	$87,893,294

	PF International Growth Fund		PF International Small-Cap Fund		PF International Value Fund
	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022
OPERATIONS
Net Investment income (loss)	$189,537	$366,819	$626,511	$726,730	$1,448,061	$1,114,552
Net realized gain (loss)	(1,701,085)	17,859,377	(8,718,486)	13,387,897	(1,787,529)	2,374,005
Change in net unrealized appreciation (depreciation)	(4,445,356)	(20,000,716)	(1,109,509)	(14,392,178)	(13,103,994)	(700,843)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,956,904)	(1,774,520)	(9,201,484)	(277,551)	(13,443,462)	2,787,714

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	—	(20,851,939)	—	(11,214,934)	—	(904,797)
Net Decrease from Dividends and Distributions to Shareholders	—	(20,851,939)	—	(11,214,934)	—	(904,797)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	1,448,855	1,934,946	69,164	25,940,487	1,356,225	42,852,913
Dividends and distribution reinvestments - Class P	—	20,851,939	—	11,214,934	—	904,797
Cost of shares repurchased - Class P	(14,438,377)	(12,889,617)	(34,568,877)	(3,725,917)	(12,040,199)	(3,345,538)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,989,522)	9,897,268	(34,499,713)	33,429,504	(10,683,974)	40,412,172
NET INCREASE (DECREASE) IN NET ASSETS	(18,946,426)	(12,729,191)	(43,701,197)	21,937,019	(24,127,436)	42,295,089

NET ASSETS
Beginning of Year or Period	36,162,089	48,891,280	58,845,082	36,908,063	76,724,800	34,429,711
End of Year or Period	$17,215,663	$36,162,089	$15,143,885	$58,845,082	$52,597,364	$76,724,800

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Multi-Asset Fund		PF Real Estate Fund
	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022	Six-Month Period Ended September 30, 2022 (1)	Year Ended March 31, 2022
OPERATIONS
Net Investment income (loss)	$4,508,577	$4,530,345	$744,276	$379,810
Net realized gain (loss)	(52,123,382)	212,594,679	(328,584)	4,203,651
Change in net unrealized appreciation (depreciation)	(181,994,048)	(138,102,461)	(14,779,659)	2,037,656
Net Increase (Decrease) in Net Assets Resulting from Operations	(229,608,853)	79,022,563	(14,363,967)	6,621,117

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Total distributable earnings - Class P	–	(373,547,120)	–	(300,499)
Net Decrease from Dividends and Distributions to Shareholders	–	(373,547,120)	–	(300,499)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	15,146,021	40,267,725	9,570,485	33,473,105
Dividends and distribution reinvestments - Class P	–	373,547,120	–	300,499
Cost of shares repurchased - Class P	(81,802,785)	(168,704,096)	(4,810,103)	(6,438,759)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(66,656,764)	245,110,749	4,760,382	27,334,845
NET INCREASE (DECREASE) IN NET ASSETS	(296,265,617)	(49,413,808)	(9,603,585)	33,655,463

NET ASSETS
Beginning of Year or Period	1,054,195,834	1,103,609,642	59,386,767	25,731,304
End of Year or Period	$757,930,217	$1,054,195,834	$49,783,182	$59,386,767

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENT OF CASH FLOWS (1)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2022 (Unaudited)

Pacific Funds Floating Rate Income

CASH FLOWS FROM OPERATING ACTIVITIES (2):
Net increase (decrease) in net assets from operations	($155,626,089)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(1,381,879,829)
Proceeds from disposition of long-term securities	1,097,226,602
Proceeds (purchases) of short-term securities, net	331,470,180
(Increase) decrease in dividends and interest receivable	(6,807,936)
(Increase) decrease in receivable for securities sold	(112,434,295)
(Increase) decrease in receivable due from adviser	(24,034)
(Increase) decrease in prepaid expenses and other assets	50,598
Increase (decrease) in payable for securities purchased	(413,026,138)
Increase (decrease) in accrued advisory fees	194,288
Increase (decrease) in accrued administration fees	51,756
Increase (decrease) in accrued custodian and portfolio accounting fees	189,491
Increase (decrease) in accrued legal, audit and tax service fees	(41,703)
Increase (decrease) in accrued trustees’ fees and deferred compensation	3,484
Increase (decrease) in distribution and service fees	130,907
Increase (decrease) in accrued other	16,195
Change in net unrealized (appreciation) depreciation on investment securities	238,931,390
Net realized (gain) loss on investment security transactions	30,716,472
Net amortization on investments	(574,896)
Net cash provided by (used in) operating activities	(371,433,557)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	1,571,351,394
Payment of shares redeemed	(1,177,458,996)
Payment of dividends and distributions to shareholders	(14,634,764)
Net cash provided by (used in) financing activities	379,257,634

NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY	7,824,077

CASH AND FOREIGN CURRENCY:
Beginning of Period	3,430,370
End of Period	$11,254,447

(1)

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, but does not include any short-term investments. The Pacific Funds Floating Rate Income Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria.

(2)	Interest paid by the Pacific Funds Floating Rate Income Fund was $378,089.

See Notes to Financial Statements

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Conservative (6)

Class A
4/1/2022 - 9/30/2022 (7)	$10.77	$0.02		($1.39)	($1.37)	$—	$—	$—	$9.40	0.68%	0.60%	0.33%	(12.72%)	$142,078	12%
4/1/2021 - 3/31/2022	11.46	0.18		(0.39)	(0.21)	(0.28)	(0.20)	(0.48)	10.77	0.67%	0.60%	1.53%	(2.13%)	174,061	20%
4/1/2020 - 3/31/2021	9.83	0.16		1.80	1.96	(0.33)	—	(0.33)	11.46	0.67%	0.60%	1.47%	19.96%	191,406	37%
4/1/2019 - 3/31/2020	10.23	0.17		(0.35)	(0.18)	(0.20)	(0.02)	(0.22)	9.83	0.68%	0.60%	1.60%	(1.95%)	159,186	22%
4/1/2018 - 3/31/2019	11.24	0.20		(0.04)	0.16	(0.21)	(0.96)	(1.17)	10.23	0.68%	0.60%	1.83%	1.88%	121,012	30%
4/1/2017 - 3/31/2018	10.98	0.25		0.26	0.51	(0.25)	—	(0.25)	11.24	0.68%	0.60%	2.18%	4.60%	131,023	30%
Class C
4/1/2022 - 9/30/2022 (7)	$10.44	($0.02)		($1.34)	($1.36)	$—	$—	$—	$9.08	1.43%	1.35%	(0.42%)	(13.03%)	$27,102	12%
4/1/2021 - 3/31/2022	11.14	0.09		(0.38)	(0.29)	(0.21)	(0.20)	(0.41)	10.44	1.42%	1.35%	0.78%	(2.85%)	37,841	20%
4/1/2020 - 3/31/2021	9.59	0.08		1.74	1.82	(0.27)	—	(0.27)	11.14	1.42%	1.35%	0.72%	18.96%	46,869	37%
4/1/2019 - 3/31/2020	9.97	0.09		(0.35)	(0.26)	(0.10)	(0.02)	(0.12)	9.59	1.43%	1.35%	0.86%	(2.72%)	46,909	22%
4/1/2018 - 3/31/2019	11.00	0.11		(0.03)	0.08	(0.15)	(0.96)	(1.11)	9.97	1.43%	1.35%	1.08%	1.13%	111,233	30%
4/1/2017 - 3/31/2018	10.76	0.16		0.26	0.42	(0.18)	—	(0.18)	11.00	1.43%	1.35%	1.43%	3.89%	137,036	30%
Class I-2
4/1/2022 - 9/30/2022 (7)	$10.84	$0.03		($1.40)	($1.37)	$—	$—	$—	$9.47	0.43%	0.35%	0.58%	(12.64%)	$7,197	12%
4/1/2021 - 3/31/2022	11.52	0.21		(0.39)	(0.18)	(0.30)	(0.20)	(0.50)	10.84	0.42%	0.35%	1.78%	(1.84%)	13,647	20%
4/1/2020 - 3/31/2021	9.88	0.19		1.80	1.99	(0.35)	—	(0.35)	11.52	0.42%	0.35%	1.72%	20.17%	11,299	37%
4/1/2019 - 3/31/2020	10.26	0.20		(0.35)	(0.15)	(0.21)	(0.02)	(0.23)	9.88	0.43%	0.35%	1.85%	(1.68%)	6,994	22%
4/1/2018 - 3/31/2019	11.26	0.22		(0.03)	0.19	(0.23)	(0.96)	(1.19)	10.26	0.43%	0.35%	2.08%	2.26%	6,893	30%
4/1/2017 - 3/31/2018	11.00	0.28		0.25	0.53	(0.27)	—	(0.27)	11.26	0.43%	0.35%	2.43%	4.79%	8,135	30%
Pacific Funds Portfolio Optimization Moderate-Conservative (6)

Class A
4/1/2022 - 9/30/2022 (7)	$11.62	$0.01		($1.77)	($1.76)	$—	$—	$—	$9.86	0.66%	0.60%	0.12%	(15.15%)	$209,887	10%
4/1/2021 - 3/31/2022	12.52	0.15		(0.20)	(0.05)	(0.29)	(0.56)	(0.85)	11.62	0.65%	0.60%	1.14%	(0.83%)	262,457	19%
4/1/2020 - 3/31/2021	9.95	0.15		2.74	2.89	(0.32)	—	(0.32)	12.52	0.66%	0.60%	1.25%	29.06%	283,474	28%
4/1/2019 - 3/31/2020	10.70	0.17		(0.66)	(0.49)	(0.22)	(0.04)	(0.26)	9.95	0.67%	0.60%	1.55%	(4.94%)	231,749	20%
4/1/2018 - 3/31/2019	12.58	0.18		(0.06)	0.12	(0.20)	(1.80)	(2.00)	10.70	0.68%	0.60%	1.55%	1.91%	199,827	45%
4/1/2017 - 3/31/2018	12.21	0.25		0.53	0.78	(0.27)	(0.14)	(0.41)	12.58	0.67%	0.60%	1.95%	6.36%	227,420	30%
Class C
4/1/2022 - 9/30/2022 (7)	$11.29	($0.03)		($1.72)	($1.75)	$—	$—	$—	$9.54	1.41%	1.35%	(0.63%)	(15.50%)	$21,279	10%
4/1/2021 - 3/31/2022	12.20	0.05		(0.18)	(0.13)	(0.22)	(0.56)	(0.78)	11.29	1.41%	1.35%	0.39%	(1.54%)	31,538	19%
4/1/2020 - 3/31/2021	9.72	0.06		2.66	2.72	(0.24)	—	(0.24)	12.20	1.41%	1.35%	0.50%	28.06%	45,349	28%
4/1/2019 - 3/31/2020	10.44	0.09		(0.66)	(0.57)	(0.11)	(0.04)	(0.15)	9.72	1.42%	1.35%	0.80%	(5.63%)	48,929	20%
4/1/2018 - 3/31/2019	12.34	0.09		(0.06)	0.03	(0.13)	(1.80)	(1.93)	10.44	1.43%	1.35%	0.80%	1.11%	136,522	45%
4/1/2017 - 3/31/2018	12.00	0.15		0.52	0.67	(0.19)	(0.14)	(0.33)	12.34	1.42%	1.35%	1.20%	5.60%	174,766	30%
Class I-2
4/1/2022 - 9/30/2022 (7)	$11.70	$0.02		($1.78)	($1.76)	$—	$—	$—	$9.94	0.41%	0.35%	0.37%	(15.04%)	$4,829	10%
4/1/2021 - 3/31/2022	12.60	0.18		(0.20)	(0.02)	(0.32)	(0.56)	(0.88)	11.70	0.40%	0.35%	1.39%	(0.64%)	6,710	19%
4/1/2020 - 3/31/2021	10.00	0.18		2.76	2.94	(0.34)	—	(0.34)	12.60	0.41%	0.35%	1.50%	29.44%	6,126	28%
4/1/2019 - 3/31/2020	10.75	0.20		(0.67)	(0.47)	(0.24)	(0.04)	(0.28)	10.00	0.42%	0.35%	1.80%	(4.67%)	5,659	20%
4/1/2018 - 3/31/2019	12.62	0.21		(0.06)	0.15	(0.22)	(1.80)	(2.02)	10.75	0.42%	0.35%	1.80%	2.10%	7,701	45%
4/1/2017 - 3/31/2018	12.24	0.28		0.53	0.81	(0.29)	(0.14)	(0.43)	12.62	0.42%	0.35%	2.20%	6.62%	5,196	30%
Pacific Funds Portfolio Optimization Moderate (6)

Class A
4/1/2022 - 9/30/2022 (7)	$13.33	($0.00	)(8)	($2.34)	($2.34)	$—	$—	$—	$10.99	0.63%	0.60%	(0.08%)	(17.55%)	$658,474	12%
4/1/2021 - 3/31/2022	14.35	0.10		0.11	0.21	(0.36)	(0.87)	(1.23)	13.33	0.63%	0.60%	0.68%	0.92%	845,027	20%
4/1/2020 - 3/31/2021	10.60	0.12		4.06	4.18	(0.32)	(0.11)	(0.43)	14.35	0.64%	0.60%	0.95%	39.61%	897,486	27%
4/1/2019 - 3/31/2020	12.01	0.17		(0.95)	(0.78)	(0.19)	(0.44)	(0.63)	10.60	0.66%	0.60%	1.38%	(7.24%)	714,447	19%
4/1/2018 - 3/31/2019	14.26	0.16		0.04	0.20	(0.23)	(2.22)	(2.45)	12.01	0.66%	0.60%	1.17%	2.49%	652,731	41%
4/1/2017 - 3/31/2018	13.67	0.20		0.94	1.14	(0.24)	(0.31)	(0.55)	14.26	0.66%	0.60%	1.40%	8.36%	690,689	36%

See Notes to Financial Statements	See explanation of references on B-30

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Moderate (Continued) (6)

Class C
4/1/2022 - 9/30/2022 (7)	$12.98	($0.05)		($2.27)	($2.32)	$—	$—	$—	$10.66	1.39%	1.35%	(0.83%)	(17.87%)	$74,199	12%
4/1/2021 - 3/31/2022	14.03	(0.01)		0.11	0.10	(0.28)	(0.87)	(1.15)	12.98	1.38%	1.35%	(0.07%)	0.14%	107,229	20%
4/1/2020 - 3/31/2021	10.39	0.03		3.96	3.99	(0.24)	(0.11)	(0.35)	14.03	1.39%	1.35%	0.20%	38.56%	143,244	27%
4/1/2019 - 3/31/2020	11.77	0.08		(0.94)	(0.86)	(0.08)	(0.44)	(0.52)	10.39	1.41%	1.35%	0.63%	(7.97%)	142,846	19%
4/1/2018 - 3/31/2019	14.04	0.05		0.06	0.11	(0.16)	(2.22)	(2.38)	11.77	1.41%	1.35%	0.42%	1.78%	381,170	41%
4/1/2017 - 3/31/2018	13.50	0.09		0.92	1.01	(0.16)	(0.31)	(0.47)	14.04	1.41%	1.35%	0.65%	7.47%	465,913	36%
Class I-2
4/1/2022 - 9/30/2022 (7)	$13.41	$0.01		($2.35)	($2.34)	$—	$—	$—	$11.07	0.38%	0.35%	0.17%	(17.45%)	$23,141	12%
4/1/2021 - 3/31/2022	14.42	0.14		0.11	0.25	(0.39)	(0.87)	(1.26)	13.41	0.38%	0.35%	0.93%	1.17%	30,378	20%
4/1/2020 - 3/31/2021	10.64	0.16		4.07	4.23	(0.34)	(0.11)	(0.45)	14.42	0.39%	0.35%	1.20%	39.99%	35,732	27%
4/1/2019 - 3/31/2020	12.05	0.20		(0.96)	(0.76)	(0.21)	(0.44)	(0.65)	10.64	0.41%	0.35%	1.63%	(7.07%)	21,729	19%
4/1/2018 - 3/31/2019	14.29	0.19		0.04	0.23	(0.25)	(2.22)	(2.47)	12.05	0.41%	0.35%	1.42%	2.75%	26,959	41%
4/1/2017 - 3/31/2018	13.69	0.24		0.94	1.18	(0.27)	(0.31)	(0.58)	14.29	0.41%	0.35%	1.65%	8.54%	23,088	36%
Pacific Funds Portfolio Optimization Growth (6)

Class A
4/1/2022 - 9/30/2022 (7)	$14.33	($0.01)		($2.79)	($2.80)	$—	$—	$—	$11.53	0.64%	0.60%	(0.20%)	(19.54%)	$548,726	13%
4/1/2021 - 3/31/2022	15.50	0.07		0.39	0.46	(0.40)	(1.23)	(1.63)	14.33	0.64%	0.60%	0.46%	2.22%	712,010	19%
4/1/2020 - 3/31/2021	10.59	0.11		5.19	5.30	(0.23)	(0.16)	(0.39)	15.50	0.64%	0.60%	0.80%	50.27%	743,213	28%
4/1/2019 - 3/31/2020	12.77	0.19		(1.45)	(1.26)	(0.22)	(0.70)	(0.92)	10.59	0.66%	0.60%	1.45%	(11.24%)	544,605	18%
4/1/2018 - 3/31/2019	15.46	0.12		0.13	0.25	(0.21)	(2.73)	(2.94)	12.77	0.66%	0.60%	0.84%	2.92%	529,247	53%
4/1/2017 - 3/31/2018	14.61	0.18		1.30	1.48	(0.23)	(0.40)	(0.63)	15.46	0.66%	0.60%	1.14%	10.10%	555,328	39%
Class C
4/1/2022 - 9/30/2022 (7)	$13.86	($0.06)		($2.70)	($2.76)	$—	$—	$—	$11.10	1.39%	1.35%	(0.95%)	(19.91%)	$65,231	13%
4/1/2021 - 3/31/2022	15.06	(0.04)		0.38	0.34	(0.31)	(1.23)	(1.54)	13.86	1.39%	1.35%	(0.29%)	1.51%	89,501	19%
4/1/2020 - 3/31/2021	10.33	0.01		5.03	5.04	(0.15)	(0.16)	(0.31)	15.06	1.39%	1.35%	0.05%	48.99%	116,482	28%
4/1/2019 - 3/31/2020	12.45	0.09		(1.41)	(1.32)	(0.10)	(0.70)	(0.80)	10.33	1.41%	1.35%	0.70%	(11.81%)	100,768	18%
4/1/2018 - 3/31/2019	15.18	0.01		0.13	0.14	(0.14)	(2.73)	(2.87)	12.45	1.42%	1.35%	0.08%	2.12%	271,000	53%
4/1/2017 - 3/31/2018	14.38	0.06		1.28	1.34	(0.14)	(0.40)	(0.54)	15.18	1.41%	1.35%	0.39%	9.29%	317,342	39%
Class I-2
4/1/2022 - 9/30/2022 (7)	$14.44	$0.00	(8)	($2.81)	($2.81)	$—	$—	$—	$11.63	0.39%	0.35%	0.05%	(19.46%)	$16,019	13%
4/1/2021 - 3/31/2022	15.60	0.11		0.39	0.50	(0.43)	(1.23)	(1.66)	14.44	0.39%	0.35%	0.71%	2.46%	19,833	19%
4/1/2020 - 3/31/2021	10.65	0.14		5.23	5.37	(0.26)	(0.16)	(0.42)	15.60	0.39%	0.35%	1.05%	50.62%	20,137	28%
4/1/2019 - 3/31/2020	12.82	0.22		(1.45)	(1.23)	(0.24)	(0.70)	(0.94)	10.65	0.41%	0.35%	1.70%	(10.98%)	14,485	18%
4/1/2018 - 3/31/2019	15.51	0.16		0.12	0.28	(0.24)	(2.73)	(2.97)	12.82	0.41%	0.35%	1.09%	3.12%	19,458	53%
4/1/2017 - 3/31/2018	14.64	0.22		1.31	1.53	(0.26)	(0.40)	(0.66)	15.51	0.41%	0.35%	1.39%	10.42%	16,280	39%
Pacific Funds Portfolio Optimization Aggressive-Growth (6)

Class A
4/1/2022 - 9/30/2022 (7)	$16.37	($0.03)		($3.47)	($3.50)	$—	$—	$—	$12.87	0.66%	0.60%	(0.43%)	(21.38%)	$207,320	12%
4/1/2021 - 3/31/2022	17.62	0.02		0.63	0.65	(0.52)	(1.38)	(1.90)	16.37	0.65%	0.60%	0.12%	2.80%	270,691	15%
4/1/2020 - 3/31/2021	11.38	0.09		6.70	6.79	(0.21)	(0.34)	(0.55)	17.62	0.66%	0.60%	0.56%	60.05%	275,818	31%
4/1/2019 - 3/31/2020	14.25	0.19		(1.89)	(1.70)	(0.23)	(0.94)	(1.17)	11.38	0.67%	0.60%	1.31%	(13.66%)	191,505	19%
4/1/2018 - 3/31/2019	17.03	0.10		0.25	0.35	(0.25)	(2.88)	(3.13)	14.25	0.68%	0.60%	0.61%	3.39%	193,470	55%
4/1/2017 - 3/31/2018	15.79	0.12		1.81	1.93	(0.20)	(0.49)	(0.69)	17.03	0.68%	0.60%	0.74%	12.17%	189,903	41%
Class C
4/1/2022 - 9/30/2022 (7)	$15.62	($0.08)		($3.31)	($3.39)	$—	$—	$—	$12.23	1.41%	1.35%	(1.18%)	(21.70%)	$26,157	12%
4/1/2021 - 3/31/2022	16.92	(0.11)		0.60	0.49	(0.41)	(1.38)	(1.79)	15.62	1.40%	1.35%	(0.63%)	2.04%	35,333	15%
4/1/2020 - 3/31/2021	10.97	(0.03)		6.45	6.42	(0.13)	(0.34)	(0.47)	16.92	1.41%	1.35%	(0.19%)	58.83%	43,705	31%
4/1/2019 - 3/31/2020	13.76	0.08		(1.82)	(1.74)	(0.11)	(0.94)	(1.05)	10.97	1.42%	1.35%	0.56%	(14.25%)	35,339	19%
4/1/2018 - 3/31/2019	16.59	(0.02)		0.24	0.22	(0.17)	(2.88)	(3.05)	13.76	1.43%	1.35%	(0.14%)	2.57%	85,434	55%
4/1/2017 - 3/31/2018	15.43	(0.00	)(8)	1.75	1.75	(0.10)	(0.49)	(0.59)	16.59	1.43%	1.35%	(0.01%)	11.39%	97,877	41%

See Notes to Financial Statements	See explanation of references on B-30

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Aggressive-Growth (Continued) (6)

Class I-2
4/1/2022 - 9/30/2022 (7)	$16.48	($0.01)	($3.49)	($3.50)	$—	$—		$—	$12.98	0.41%	0.35%	(0.18%)	(21.24%)	$8,710	12%
4/1/2021 - 3/31/2022	17.72	0.07	0.62	0.69	(0.55)	(1.38)		(1.93)	16.48	0.40%	0.35%	0.37%	3.02%	10,940	15%
4/1/2020 - 3/31/2021	11.44	0.12	6.74	6.86	(0.24)	(0.34)		(0.58)	17.72	0.41%	0.35%	0.81%	60.35%	14,855	31%
4/1/2019 - 3/31/2020	14.29	0.23	(1.89)	(1.66)	(0.25)	(0.94)		(1.19)	11.44	0.42%	0.35%	1.56%	(13.34%)	9,606	19%
4/1/2018 - 3/31/2019	17.07	0.14	0.23	0.37	(0.27)	(2.88)		(3.15)	14.29	0.43%	0.35%	0.86%	3.57%	10,860	55%
4/1/2017 - 3/31/2018	15.82	0.17	1.80	1.97	(0.23)	(0.49)		(0.72)	17.07	0.43%	0.35%	0.99%	12.48%	10,067	41%
Pacific Funds Ultra Short Income (6)

Class I
4/1/2022 - 9/30/2022 (7)	$9.92	$0.10	($0.12)	($0.02)	($0.09)	$—		($0.09)	$9.81	0.63%	0.32%	1.96%	(0.21%)	$12,905	20%
4/1/2021 - 3/31/2022	10.07	0.06	(0.10)	(0.04)	(0.07)	(0.04)		(0.11)	9.92	0.66%	0.32%	0.62%	(0.42%)	12,929	75%
4/1/2020 - 3/31/2021	9.65	0.12	0.44	0.56	(0.12)	(0.02)		(0.14)	10.07	0.70%	0.32%	1.16%	5.81%	12,993	96%
6/28/2019 - 3/31/2020	10.00	0.17	(0.35)	(0.18)	(0.17)	(0.00	)(8)	(0.17)	9.65	0.87%	0.32%	2.27%	(1.81%)	12,273	81%
Class I-2
4/1/2022 - 9/30/2022 (7)	$9.92	$0.10	($0.12)	($0.02)	($0.09)	$—		($0.09)	$9.81	0.63%	0.32%	1.96%	(0.21%)	$31,238	20%
4/1/2021 - 3/31/2022	10.07	0.06	(0.10)	(0.04)	(0.07)	(0.04)		(0.11)	9.92	0.66%	0.32%	0.62%	(0.42%)	18,598	75%
4/1/2020 - 3/31/2021	9.65	0.12	0.44	0.56	(0.12)	(0.02)		(0.14)	10.07	0.69%	0.32%	1.16%	5.81%	18,449	96%
6/28/2019 - 3/31/2020	10.00	0.17	(0.35)	(0.18)	(0.17)	(0.00	)(8)	(0.17)	9.65	0.97%	0.32%	2.27%	(1.81%)	12,401	81%
Pacific Funds Short Duration Income (6)

Class A
4/1/2022 - 9/30/2022 (7)	$10.16	$0.09	($0.33)	($0.24)	($0.09)	$—		($0.09)	$9.83	0.87%	0.75%	1.76%	(2.39%)	$149,114	27%
4/1/2021 - 3/31/2022	10.57	0.12	(0.31)	(0.19)	(0.12)	(0.10)		(0.22)	10.16	0.87%	0.75%	1.14%	(1.85%)	174,444	60%
4/1/2020 - 3/31/2021	10.05	0.16	0.52	0.68	(0.16)	—		(0.16)	10.57	0.88%	0.75%	1.50%	6.78%	204,761	76%
4/1/2019 - 3/31/2020	10.30	0.24	(0.25)	(0.01)	(0.24)	—		(0.24)	10.05	0.99%	0.75%	2.33%	(0.13%)	154,309	56%
4/1/2018 - 3/31/2019	10.24	0.26	0.05	0.31	(0.25)	—		(0.25)	10.30	1.03%	0.75%	2.57%	3.11%	118,935	50%
4/1/2017 - 3/31/2018	10.32	0.21	(0.09)	0.12	(0.20)	—		(0.20)	10.24	1.04%	0.75%	2.03%	1.18%	94,197	76%
Class C
4/1/2022 - 9/30/2022 (7)	$10.14	$0.05	($0.33)	($0.28)	($0.05)	$—		($0.05)	$9.81	1.62%	1.50%	1.01%	(2.76%)	$32,308	27%
4/1/2021 - 3/31/2022	10.55	0.04	(0.31)	(0.27)	(0.04)	(0.10)		(0.14)	10.14	1.62%	1.50%	0.39%	(2.59%)	39,891	60%
4/1/2020 - 3/31/2021	10.03	0.08	0.52	0.60	(0.08)	—		(0.08)	10.55	1.63%	1.50%	0.75%	6.00%	51,385	76%
4/1/2019 - 3/31/2020	10.28	0.16	(0.25)	(0.09)	(0.16)	—		(0.16)	10.03	1.74%	1.50%	1.58%	(0.87%)	48,816	56%
4/1/2018 - 3/31/2019	10.22	0.19	0.05	0.24	(0.18)	—		(0.18)	10.28	1.78%	1.50%	1.82%	2.35%	46,167	50%
4/1/2017 - 3/31/2018	10.30	0.13	(0.09)	0.04	(0.12)	—		(0.12)	10.22	1.79%	1.50%	1.28%	0.43%	44,337	76%
Class I
4/1/2022 - 9/30/2022 (7)	$10.14	$0.10	($0.33)	($0.23)	($0.10)	$—		($0.10)	$9.81	0.62%	0.45%	2.06%	(2.24%)	$192,413	27%
4/1/2021 - 3/31/2022	10.56	0.15	(0.32)	(0.17)	(0.15)	(0.10)		(0.25)	10.14	0.62%	0.48%	1.40%	(1.69%)	171,154	60%
4/1/2020 - 3/31/2021	10.03	0.18	0.54	0.72	(0.19)	—		(0.19)	10.56	0.63%	0.50%	1.75%	7.16%	141,974	76%
4/1/2019 - 3/31/2020	10.29	0.27	(0.26)	0.01	(0.27)	—		(0.27)	10.03	0.63%	0.50%	2.58%	0.03%	106,402	56%
4/1/2018 - 3/31/2019	10.22	0.29	0.06	0.35	(0.28)	—		(0.28)	10.29	0.63%	0.50%	2.82%	3.47%	83,436	50%
4/1/2017 - 3/31/2018	10.30	0.24	(0.09)	0.15	(0.23)	—		(0.23)	10.22	0.64%	0.50%	2.28%	1.43%	4,329	76%
Class I-2
4/1/2022 - 9/30/2022 (7)	$10.16	$0.10	($0.33)	($0.23)	($0.10)	$—		($0.10)	$9.83	0.62%	0.50%	2.01%	(2.26%)	$645,741	27%
4/1/2021 - 3/31/2022	10.58	0.15	(0.32)	(0.17)	(0.15)	(0.10)		(0.25)	10.16	0.62%	0.50%	1.39%	(1.70%)	622,664	60%
4/1/2020 - 3/31/2021	10.05	0.18	0.54	0.72	(0.19)	—		(0.19)	10.58	0.63%	0.50%	1.75%	7.14%	778,271	76%
4/1/2019 - 3/31/2020	10.31	0.27	(0.26)	0.01	(0.27)	—		(0.27)	10.05	0.73%	0.50%	2.58%	0.02%	717,804	56%
4/1/2018 - 3/31/2019	10.24	0.29	0.06	0.35	(0.28)	—		(0.28)	10.31	0.78%	0.50%	2.82%	3.46%	483,476	50%
4/1/2017 - 3/31/2018	10.32	0.24	(0.09)	0.15	(0.23)	—		(0.23)	10.24	0.79%	0.50%	2.28%	1.43%	272,268	76%

See Notes to Financial Statements	See explanation of references on B-30

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Core Income (6)

Class A
4/1/2022 - 9/30/2022 (7)	$10.41	$0.13	($1.17)	($1.04)	($0.14)	$—	($0.14)	$9.23	0.98%	0.85%	2.72%	(10.06%)	$97,807	52%
4/1/2021 - 3/31/2022	11.18	0.20	(0.52)	(0.32)	(0.21)	(0.24)	(0.45)	10.41	0.97%	0.85%	1.83%	(3.11%)	127,727	82%
4/1/2020 - 3/31/2021	10.60	0.22	0.66	0.88	(0.22)	(0.08)	(0.30)	11.18	0.98%	0.85%	1.95%	8.29%	160,701	102%
4/1/2019 - 3/31/2020	10.52	0.29	0.08	0.37	(0.29)	—	(0.29)	10.60	1.09%	0.85%	2.70%	3.51%	140,650	70%
4/1/2018 - 3/31/2019	10.45	0.33	0.07	0.40	(0.33)	—	(0.33)	10.52	1.13%	0.85%	3.22%	3.99%	82,136	93%
4/1/2017 - 3/31/2018	10.51	0.28	(0.06)	0.22	(0.28)	—	(0.28)	10.45	1.12%	0.85%	2.62%	2.05%	132,006	91%
Class C
4/1/2022 - 9/30/2022 (7)	$10.41	$0.10	($1.17)	($1.07)	($0.10)	$—	($0.10)	$9.24	1.73%	1.60%	1.97%	(10.31%)	$25,552	52%
4/1/2021 - 3/31/2022	11.18	0.12	(0.53)	(0.41)	(0.12)	(0.24)	(0.36)	10.41	1.72%	1.60%	1.08%	(3.84%)	35,731	82%
4/1/2020 - 3/31/2021	10.60	0.14	0.66	0.80	(0.14)	(0.08)	(0.22)	11.18	1.73%	1.60%	1.20%	7.48%	53,990	102%
4/1/2019 - 3/31/2020	10.52	0.21	0.08	0.29	(0.21)	—	(0.21)	10.60	1.84%	1.60%	1.95%	2.73%	58,397	70%
4/1/2018 - 3/31/2019	10.46	0.26	0.06	0.32	(0.26)	—	(0.26)	10.52	1.88%	1.60%	2.47%	3.11%	81,309	93%
4/1/2017 - 3/31/2018	10.51	0.20	(0.05)	0.15	(0.20)	—	(0.20)	10.46	1.87%	1.60%	1.87%	1.38%	101,156	91%
Class I
4/1/2022 - 9/30/2022 (7)	$10.42	$0.15	($1.18)	($1.03)	($0.15)	$—	($0.15)	$9.24	0.73%	0.55%	3.02%	(9.91%)	$92,238	52%
4/1/2021 - 3/31/2022	11.19	0.24	(0.53)	(0.29)	(0.24)	(0.24)	(0.48)	10.42	0.72%	0.55%	2.13%	(2.81%)	118,420	82%
4/1/2020 - 3/31/2021	10.61	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	11.19	0.73%	0.55%	2.25%	8.61%	107,857	102%
4/1/2019 - 3/31/2020	10.53	0.33	0.07	0.40	(0.32)	—	(0.32)	10.61	0.73%	0.55%	3.00%	3.81%	60,355	70%
4/1/2018 - 3/31/2019	10.46	0.36	0.08	0.44	(0.37)	—	(0.37)	10.53	0.73%	0.55%	3.52%	4.30%	26,394	93%
4/1/2017 - 3/31/2018	10.52	0.31	(0.06)	0.25	(0.31)	—	(0.31)	10.46	0.72%	0.55%	2.92%	2.35%	4,339	91%
Class P
4/1/2022 - 9/30/2022 (7)	$10.45	$0.15	($1.18)	($1.03)	($0.15)	$—	($0.15)	$9.27	0.73%	0.55%	3.02%	(9.88%)	$31,718	52%
4/1/2021 - 3/31/2022	11.23	0.24	(0.54)	(0.30)	(0.24)	(0.24)	(0.48)	10.45	0.72%	0.55%	2.13%	(2.88%)	34,896	82%
4/1/2020 - 3/31/2021	10.64	0.26	0.67	0.93	(0.26)	(0.08)	(0.34)	11.23	0.73%	0.55%	2.25%	8.68%	46,122	102%
4/1/2019 - 3/31/2020	10.56	0.33	0.08	0.41	(0.33)	—	(0.33)	10.64	0.73%	0.55%	3.00%	3.80%	31,831	70%
4/1/2018 - 3/31/2019	10.49	0.37	0.07	0.44	(0.37)	—	(0.37)	10.56	0.73%	0.55%	3.52%	4.29%	40,570	93%
4/1/2017 - 3/31/2018	10.55	0.31	(0.07)	0.24	(0.30)	—	(0.30)	10.49	0.72%	0.60%	2.87%	2.29%	66,750	91%
Class I-2
4/1/2022 - 9/30/2022 (7)	$10.43	$0.15	($1.17)	($1.02)	($0.15)	$—	($0.15)	$9.26	0.73%	0.55%	3.02%	(9.81%)	$477,669	52%
4/1/2021 - 3/31/2022	11.21	0.24	(0.54)	(0.30)	(0.24)	(0.24)	(0.48)	10.43	0.72%	0.55%	2.13%	(2.89%)	625,283	82%
4/1/2020 - 3/31/2021	10.62	0.26	0.67	0.93	(0.26)	(0.08)	(0.34)	11.21	0.73%	0.55%	2.25%	8.70%	801,154	102%
4/1/2019 - 3/31/2020	10.54	0.33	0.08	0.41	(0.33)	—	(0.33)	10.62	0.84%	0.55%	3.00%	3.81%	679,287	70%
4/1/2018 - 3/31/2019	10.48	0.36	0.07	0.43	(0.37)	—	(0.37)	10.54	0.88%	0.55%	3.52%	4.19%	393,645	93%
4/1/2017 - 3/31/2018	10.53	0.31	(0.05)	0.26	(0.31)	—	(0.31)	10.48	0.87%	0.55%	2.92%	2.45%	388,730	91%
Pacific Funds ESG Core Bond (6)

Class I
4/1/2022 - 9/30/2022 (7)	$9.17	$0.08	($0.95)	($0.87)	($0.08)	$—	($0.08)	$8.22	1.04%	0.48%	1.84%	(9.51%)	$13,339	22%
4/1/2021 - 3/31/2022	9.70	0.10	(0.52)	(0.42)	(0.11)	—	(0.11)	9.17	1.01%	0.48%	1.06%	(4.37%)	14,534	51%
12/14/2020 - 3/31/2021	10.00	0.03	(0.30)	(0.27)	(0.03)	—	(0.03)	9.70	0.97%	0.48%	0.88%	(2.73%)	12,156	26%
Class I-2
4/1/2022 - 9/30/2022 (7)	$9.17	$0.08	($0.95)	($0.87)	($0.08)	$—	($0.08)	$8.22	1.04%	0.48%	1.84%	(9.51%)	$10,523	22%
4/1/2021 - 3/31/2022	9.70	0.10	(0.52)	(0.42)	(0.11)	—	(0.11)	9.17	1.01%	0.48%	1.06%	(4.37%)	11,626	51%
12/14/2020 - 3/31/2021	10.00	0.03	(0.30)	(0.27)	(0.03)	—	(0.03)	9.70	0.97%	0.48%	0.88%	(2.73%)	12,156	26%

See Notes to Financial Statements	See explanation of references on B-30

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Strategic Income (6)

Class A
4/1/2022 - 9/30/2022 (7)	$10.96	$0.20	($1.25)	($1.05)	($0.20)	$—	($0.20)	$9.71	1.07%	0.94%		3.89%	(9.68%)	$109,493	20%
4/1/2021 - 3/31/2022	11.52	0.33	(0.47)	(0.14)	(0.32)	(0.10)	(0.42)	10.96	1.07%	0.94%		2.85%	(1.30%)	134,612	40%
4/1/2020 - 3/31/2021	9.72	0.40	1.79	2.19	(0.39)	—	(0.39)	11.52	1.08%	0.95%		3.57%	22.82%	104,659	86%
4/1/2019 - 3/31/2020	10.60	0.43	(0.88)	(0.45)	(0.43)	—	(0.43)	9.72	1.19%	0.95%		3.94%	(4.58%)	71,510	98%
4/1/2018 - 3/31/2019	10.71	0.47	(0.11)	0.36	(0.47)	—	(0.47)	10.60	1.23%	0.95%		4.43%	3.43%	61,503	99%
4/1/2017 - 3/31/2018	10.68	0.40	0.02	0.42	(0.39)	—	(0.39)	10.71	1.23%	0.95%		3.70%	3.95%	71,948	94%
Class C
4/1/2022 - 9/30/2022 (7)	$10.93	$0.16	($1.25)	($1.09)	($0.16)	$—	($0.16)	$9.68	1.82%	1.66%		3.17%	(10.04%)	$62,299	20%
4/1/2021 - 3/31/2022	11.49	0.25	(0.47)	(0.22)	(0.24)	(0.10)	(0.34)	10.93	1.82%	1.64%		2.15%	(1.99%)	78,497	40%
4/1/2020 - 3/31/2021	9.69	0.32	1.80	2.12	(0.32)	—	(0.32)	11.49	1.83%	1.65%		2.87%	22.04%	72,157	86%
4/1/2019 - 3/31/2020	10.58	0.35	(0.89)	(0.54)	(0.35)	—	(0.35)	9.69	1.94%	1.65%		3.24%	(5.35%)	63,134	98%
4/1/2018 - 3/31/2019	10.69	0.39	(0.11)	0.28	(0.39)	—	(0.39)	10.58	1.98%	1.65%		3.73%	2.73%	58,634	99%
4/1/2017 - 3/31/2018	10.66	0.32	0.02	0.34	(0.31)	—	(0.31)	10.69	1.98%	1.65%		3.00%	3.25%	57,389	94%
Class I
4/1/2022 - 9/30/2022 (7)	$10.89	$0.22	($1.25)	($1.03)	($0.21)	$—	($0.21)	$9.65	0.82%	0.64%		4.19%	(9.51%)	$139,344	20%
4/1/2021 - 3/31/2022	11.45	0.36	(0.46)	(0.10)	(0.36)	(0.10)	(0.46)	10.89	0.82%	0.64%		3.15%	(1.02%)	142,365	40%
4/1/2020 - 3/31/2021	9.66	0.42	1.80	2.22	(0.43)	—	(0.43)	11.45	0.84%	0.65%		3.87%	23.23%	13,842	86%
4/1/2019 - 3/31/2020	10.54	0.46	(0.88)	(0.42)	(0.46)	—	(0.46)	9.66	0.83%	0.65%		4.24%	(4.32%)	16,622	98%
4/1/2018 - 3/31/2019	10.65	0.50	(0.11)	0.39	(0.50)	—	(0.50)	10.54	0.83%	0.65%		4.73%	3.77%	5,750	99%
4/1/2017 - 3/31/2018	10.62	0.43	0.02	0.45	(0.42)	—	(0.42)	10.65	0.83%	0.65%		4.00%	4.28%	3,882	94%
Class I-2
4/1/2022 - 9/30/2022 (7)	$10.97	$0.21	($1.26)	($1.05)	($0.21)	$—	($0.21)	$9.71	0.82%	0.69%		4.14%	(9.65%)	$1,027,112	20%
4/1/2021 - 3/31/2022	11.52	0.36	(0.46)	(0.10)	(0.35)	(0.10)	(0.45)	10.97	0.82%	0.69%		3.10%	(0.97%)	1,245,830	40%
4/1/2020 - 3/31/2021	9.72	0.43	1.79	2.22	(0.42)	—	(0.42)	11.52	0.83%	0.70%		3.82%	23.12%	832,054	86%
4/1/2019 - 3/31/2020	10.60	0.45	(0.87)	(0.42)	(0.46)	—	(0.46)	9.72	0.94%	0.70%		4.19%	(4.34%)	491,221	98%
4/1/2018 - 3/31/2019	10.71	0.49	(0.11)	0.38	(0.49)	—	(0.49)	10.60	0.98%	0.70%		4.68%	3.70%	456,428	99%
4/1/2017 - 3/31/2018	10.68	0.43	0.02	0.45	(0.42)	—	(0.42)	10.71	0.98%	0.70%		3.95%	4.21%	405,200	94%
Pacific Funds Floating Rate Income (6)

Class A
4/1/2022 - 9/30/2022 (7)	$9.66	$0.24	($0.59)	($0.35)	($0.23)	$—	($0.23)	$9.08	1.12%	0.98	%(9)	5.02%	(3.53%)	$261,692	26%
4/1/2021 - 3/31/2022	9.72	0.35	(0.06)	0.29	(0.35)	—	(0.35)	9.66	1.13%	1.00%		3.56%	2.87%	280,827	90%
4/1/2020 - 3/31/2021	8.80	0.34	0.92	1.26	(0.34)	—	(0.34)	9.72	1.17%	1.02%		3.63%	14.52%	170,353	116%
4/1/2019 - 3/31/2020	9.88	0.46	(1.08)	(0.62)	(0.46)	—	(0.46)	8.80	1.27%	1.02%		4.64%	(6.69%)	162,511	116%
4/1/2018 - 3/31/2019	10.12	0.49	(0.24)	0.25	(0.49)	—	(0.49)	9.88	1.29%	1.01%		4.92%	2.57%	202,929	122%
4/1/2017 - 3/31/2018	10.15	0.42	(0.04)	0.38	(0.41)	—	(0.41)	10.12	1.28%	1.01%		4.11%	3.85%	209,034	158%
Class C
4/1/2022 - 9/30/2022 (7)	$9.64	$0.20	($0.58)	($0.38)	($0.20)	$—	($0.20)	$9.06	1.87%	1.69	%(9)	4.30%	(3.99%)	$112,954	26%
4/1/2021 - 3/31/2022	9.71	0.28	(0.07)	0.21	(0.28)	—	(0.28)	9.64	1.88%	1.70%		2.86%	2.15%	109,161	90%
4/1/2020 - 3/31/2021	8.79	0.28	0.92	1.20	(0.28)	—	(0.28)	9.71	1.92%	1.72%		2.93%	13.74%	87,940	116%
4/1/2019 - 3/31/2020	9.86	0.39	(1.08)	(0.69)	(0.38)	—	(0.38)	8.79	2.03%	1.72%		3.94%	(7.31%)	102,846	116%
4/1/2018 - 3/31/2019	10.10	0.42	(0.24)	0.18	(0.42)	—	(0.42)	9.86	2.04%	1.71%		4.22%	1.86%	197,081	122%
4/1/2017 - 3/31/2018	10.13	0.34	(0.03)	0.31	(0.34)	—	(0.34)	10.10	2.03%	1.71%		3.41%	3.14%	191,239	158%
Class I
4/1/2022 - 9/30/2022 (7)	$9.67	$0.25	($0.58)	($0.33)	($0.25)	$—	($0.25)	$9.09	0.87%	0.67	%(9)	5.32%	(3.48%)	$1,876,823	26%
4/1/2021 - 3/31/2022	9.73	0.38	(0.06)	0.32	(0.38)	—	(0.38)	9.67	0.88%	0.70%		3.86%	3.29%	1,838,625	90%
4/1/2020 - 3/31/2021	8.81	0.38	0.91	1.29	(0.37)	—	(0.37)	9.73	0.91%	0.72%		3.93%	14.87%	1,019,062	116%
4/1/2019 - 3/31/2020	9.90	0.49	(1.09)	(0.60)	(0.49)	—	(0.49)	8.81	0.91%	0.72%		4.94%	(6.49%)	415,170	116%
4/1/2018 - 3/31/2019	10.14	0.52	(0.23)	0.29	(0.53)	—	(0.53)	9.90	0.90%	0.71%		5.22%	2.88%	497,335	122%
4/1/2017 - 3/31/2018	10.16	0.45	(0.03)	0.42	(0.44)	—	(0.44)	10.14	0.88%	0.71%		4.41%	4.25%	294,352	158%

See Notes to Financial Statements	See explanation of references on B-30

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets				Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Floating Rate Income (Continued) (6)

Class P
4/1/2022 - 9/30/2022 (7)	$9.67	$0.25	($0.58)	($0.33)	($0.25)	$—	($0.25)	$9.09	0.87%	0.67	%(9)	5.32%	(3.59%)	$87,425	26%
4/1/2021 - 3/31/2022	9.73	0.38	(0.06)	0.32	(0.38)	—	(0.38)	9.67	0.89%	0.70%		3.86%	3.28%	53,045	90%
4/1/2020 - 3/31/2021	8.81	0.37	0.92	1.29	(0.37)	—	(0.37)	9.73	0.91%	0.72%		3.93%	14.85%	9,560	116%
4/1/2019 - 3/31/2020	9.90	0.49	(1.09)	(0.60)	(0.49)	—	(0.49)	8.81	0.91%	0.72%		4.95%	(6.49%)	7,900	116%
4/1/2018 - 3/31/2019	10.14	0.53	(0.25)	0.28	(0.52)	—	(0.52)	9.90	0.89%	0.71%		5.22%	2.87%	32,176	122%
4/1/2017 - 3/31/2018	10.16	0.44	(0.02)	0.42	(0.44)	—	(0.44)	10.14	0.88%	0.76%		4.36%	4.20%	64,557	158%
Class I-2
4/1/2022 - 9/30/2022 (7)	$9.69	$0.25	($0.59)	($0.34)	($0.24)	$—	($0.24)	$9.11	0.87%	0.72	%(9)	5.27%	(3.49%)	$1,910,277	26%
4/1/2021 - 3/31/2022	9.75	0.37	(0.06)	0.31	(0.37)	—	(0.37)	9.69	0.88%	0.75%		3.81%	3.25%	1,778,969	90%
4/1/2020 - 3/31/2021	8.83	0.37	0.92	1.29	(0.37)	—	(0.37)	9.75	0.91%	0.77%		3.88%	14.78%	716,233	116%
4/1/2019 - 3/31/2020	9.92	0.48	(1.09)	(0.61)	(0.48)	—	(0.48)	8.83	1.03%	0.77%		4.89%	(6.52%)	506,347	116%
4/1/2018 - 3/31/2019	10.16	0.52	(0.24)	0.28	(0.52)	—	(0.52)	9.92	1.04%	0.76%		5.17%	2.83%	830,452	122%
4/1/2017 - 3/31/2018	10.18	0.44	(0.02)	0.42	(0.44)	—	(0.44)	10.16	1.03%	0.76%		4.36%	4.20%	715,700	158%
Pacific Funds High Income (6)

Class A
4/1/2022 - 9/30/2022 (7)	$9.85	$0.24	($1.34)	($1.10)	($0.24)	$—	($0.24)	$8.51	1.15%	0.95%		5.17%	(11.24%)	$5,470	13%
4/1/2021 - 3/31/2022	10.34	0.47	(0.50)	(0.03)	(0.46)	—	(0.46)	9.85	1.12%	0.95%		4.53%	(0.36%)	6,816	40%
4/1/2020 - 3/31/2021	8.75	0.51	1.59	2.10	(0.51)	—	(0.51)	10.34	1.13%	0.95%		5.13%	24.45%	7,496	66%
4/1/2019 - 3/31/2020	10.07	0.52	(1.33)	(0.81)	(0.51)	—	(0.51)	8.75	1.24%	0.95%		5.11%	(8.61%)	7,227	63%
4/1/2018 - 3/31/2019	10.23	0.55	(0.16)	0.39	(0.55)	—	(0.55)	10.07	1.31%	0.95%		5.48%	3.97%	5,174	64%
4/1/2017 - 3/31/2018	10.29	0.50	(0.03)	0.47	(0.53)	—	(0.53)	10.23	1.46%	0.95%		4.82%	4.66%	5,463	72%
Class C
4/1/2022 - 9/30/2022 (7)	$9.83	$0.20	($1.32)	($1.12)	($0.21)	$—	($0.21)	$8.50	1.90%	1.67%		4.45%	(11.59%)	$978	13%
4/1/2021 - 3/31/2022	10.33	0.40	(0.51)	(0.11)	(0.39)	—	(0.39)	9.83	1.87%	1.65%		3.83%	(1.17%)	1,291	40%
4/1/2020 - 3/31/2021	8.74	0.44	1.59	2.03	(0.44)	—	(0.44)	10.33	1.88%	1.65%		4.43%	23.61%	1,937	66%
4/1/2019 - 3/31/2020	10.06	0.45	(1.33)	(0.88)	(0.44)	—	(0.44)	8.74	2.00%	1.65%		4.41%	(9.28%)	2,007	63%
4/1/2018 - 3/31/2019	10.21	0.48	(0.15)	0.33	(0.48)	—	(0.48)	10.06	2.06%	1.65%		4.78%	3.35%	3,726	64%
4/1/2017 - 3/31/2018	10.28	0.43	(0.04)	0.39	(0.46)	—	(0.46)	10.21	2.21%	1.65%		4.12%	3.84%	4,418	72%
Class I
4/1/2022 - 9/30/2022 (7)	$9.74	$0.25	($1.31)	($1.06)	($0.26)	$—	($0.26)	$8.42	0.90%	0.65%		5.47%	(11.14%)	$746	13%
4/1/2021 - 3/31/2022	10.24	0.49	(0.50)	(0.01)	(0.49)	—	(0.49)	9.74	0.87%	0.69%		4.79%	(0.20%)	86	40%
4/1/2020 - 3/31/2021	8.66	0.53	1.59	2.12	(0.54)	—	(0.54)	10.24	0.88%	0.70%		5.38%	24.76%	62	66%
4/1/2019 - 3/31/2020	9.98	0.54	(1.33)	(0.79)	(0.53)	—	(0.53)	8.66	0.88%	0.70%		5.36%	(8.36%)	54	63%
4/1/2018 - 3/31/2019	10.14	0.57	(0.16)	0.41	(0.57)	—	(0.57)	9.98	0.91%	0.70%		5.73%	4.27%	175	64%
4/1/2017 - 3/31/2018	10.21	0.52	(0.02)	0.50	(0.57)	—	(0.57)	10.14	1.07%	0.70%		5.07%	4.95%	211	72%
Class P
4/1/2022 - 9/30/2022 (7)	$9.74	$0.25	($1.31)	($1.06)	($0.26)	$—	($0.26)	$8.42	0.90%	0.65%		5.47%	(11.13%)	$85,569	13%
4/1/2021 - 3/31/2022	10.24	0.49	(0.50)	(0.01)	(0.49)	—	(0.49)	9.74	0.87%	0.69%		4.79%	(0.20%)	134,177	40%
4/1/2020 - 3/31/2021	8.66	0.53	1.59	2.12	(0.54)	—	(0.54)	10.24	0.88%	0.70%		5.38%	24.91%	146,345	66%
4/1/2019 - 3/31/2020	9.98	0.54	(1.33)	(0.79)	(0.53)	—	(0.53)	8.66	0.88%	0.70%		5.36%	(8.46%)	120,807	63%
4/1/2018 - 3/31/2019	10.14	0.57	(0.16)	0.41	(0.57)	—	(0.57)	9.98	0.91%	0.70%		5.73%	4.27%	113,317	64%
4/1/2017 - 3/31/2018	10.20	0.52	(0.02)	0.50	(0.56)	—	(0.56)	10.14	1.06%	0.73%		5.04%	4.92%	68,844	72%
Class I-2
4/1/2022 - 9/30/2022 (7)	$9.87	$0.25	($1.33)	($1.08)	($0.26)	$—	($0.26)	$8.53	0.90%	0.70%		5.42%	(11.10%)	$6,251	13%
4/1/2021 - 3/31/2022	10.36	0.50	(0.50)	0.00 (8)	(0.49)	—	(0.49)	9.87	0.87%	0.70%		4.78%	(0.11%)	6,741	40%
4/1/2020 - 3/31/2021	8.76	0.54	1.60	2.14	(0.54)	—	(0.54)	10.36	0.88%	0.70%		5.38%	24.86%	3,937	66%
4/1/2019 - 3/31/2020	10.08	0.54	(1.33)	(0.79)	(0.53)	—	(0.53)	8.76	1.00%	0.70%		5.36%	(8.38%)	3,329	63%
4/1/2018 - 3/31/2019	10.24	0.58	(0.17)	0.41	(0.57)	—	(0.57)	10.08	1.06%	0.70%		5.73%	4.23%	3,669	64%
4/1/2017 - 3/31/2018	10.30	0.53	(0.03)	0.50	(0.56)	—	(0.56)	10.24	1.21%	0.70%		5.07%	4.91%	2,503	72%

See Notes to Financial Statements	See explanation of references on B-30

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small/Mid-Cap (6)

Class A
4/1/2022 - 9/30/2022 (7)	$15.98	$0.02		($3.53)	($3.51)	$—		$—	$—	$12.47	1.29%	1.21%	0.35%	(21.97%)	$15,055	15%
4/1/2021 - 3/31/2022	17.47	(0.07)		(0.34)	(0.41)	—		(1.08)	(1.08)	15.98	1.23%	1.20%	(0.38%)	(2.82%)	19,675	34%
4/1/2020 - 3/31/2021	9.52	(0.04)		7.99	7.95	—		—	—	17.47	1.24%	1.20%	(0.33%)	83.51%	22,988	64%
4/1/2019 - 3/31/2020	13.02	(0.00	)(8)	(3.47)	(3.47)	(0.03)		—	(0.03)	9.52	1.37%	1.23%	(0.03%)	(26.71%)	14,379	36%
4/1/2018 - 3/31/2019	13.23	(0.02)		0.16	0.14	—		(0.35)	(0.35)	13.02	1.48%	1.30%	(0.11%)	1.19%	21,872	33%
4/1/2017 - 3/31/2018	11.93	(0.04)		1.35	1.31	—		(0.01)	(0.01)	13.23	1.51%	1.30%	(0.28%)	11.02%	21,131	23%
Class C
4/1/2022 - 9/30/2022 (7)	$15.24	($0.03)		($3.36)	($3.39)	$—		$—	$—	$11.85	2.05%	1.96%	(0.40%)	(22.24%)	$6,433	15%
4/1/2021 - 3/31/2022	16.83	(0.19)		(0.32)	(0.51)	—		(1.08)	(1.08)	15.24	1.98%	1.95%	(1.13%)	(3.53%)	9,370	34%
4/1/2020 - 3/31/2021	9.24	(0.14)		7.73	7.59	—		—	—	16.83	1.99%	1.95%	(1.08%)	82.14%	10,990	64%
4/1/2019 - 3/31/2020	12.70	(0.10)		(3.36)	(3.46)	—		—	—	9.24	2.13%	1.98%	(0.78%)	(27.24%)	9,277	36%
4/1/2018 - 3/31/2019	13.01	(0.11)		0.15	0.04	—		(0.35)	(0.35)	12.70	2.23%	2.05%	(0.87%)	0.43%	16,875	33%
4/1/2017 - 3/31/2018	11.81	(0.13)		1.34	1.21	—		(0.01)	(0.01)	13.01	2.26%	2.05%	(1.03%)	10.28%	15,458	23%
Class R6
4/1/2022 - 9/30/2022 (7)	$17.17	$0.05		($3.79)	($3.74)	$—		$—	$—	$13.43	1.04%	0.86%	0.70%	(21.83%)	$765	15%
4/1/2021 - 3/31/2022	17.61	(0.01)		(0.43)	(0.44)	—		—	—	17.17	0.98%	0.85%	(0.03%)	(2.44%)	1,017	34%
4/1/2020 - 3/31/2021	9.59	0.00	(8)	8.08	8.08	(0.06)		—	(0.06)	17.61	0.99%	0.86%	0.01%	84.32%	1,558	64%
4/1/2019 - 3/31/2020	13.12	0.04		(3.50)	(3.46)	(0.07)		—	(0.07)	9.59	1.01%	0.93%	0.27%	(26.57%)	4,802	36%
4/1/2018 - 3/31/2019	13.29	0.02		0.16	0.18	(0.00	)(8)	(0.35)	(0.35)	13.12	1.08%	1.00%	0.19%	1.52%	6,422	33%
4/1/2017 - 3/31/2018	11.94	0.00	(8)	1.36	1.36	—		(0.01)	(0.01)	13.29	1.11%	1.00%	0.02%	11.43%	9,977	23%
Class I-2
4/1/2022 - 9/30/2022 (7)	$16.12	$0.04		($3.56)	($3.52)	$—		$—	$—	$12.60	1.04%	0.96%	0.60%	(21.89%)	$87,900	15%
4/1/2021 - 3/31/2022	17.57	(0.02)		(0.35)	(0.37)	—		(1.08)	(1.08)	16.12	0.98%	0.95%	(0.13%)	(2.52%)	184,718	34%
4/1/2020 - 3/31/2021	9.58	(0.01)		8.05	8.04	(0.05)		—	(0.05)	17.57	1.00%	0.95%	(0.08%)	84.04%	312,981	64%
4/1/2019 - 3/31/2020	13.11	0.03		(3.50)	(3.47)	(0.06)		—	(0.06)	9.58	1.12%	0.98%	0.22%	(26.61%)	214,344	36%
4/1/2018 - 3/31/2019	13.28	0.02		0.16	0.18	(0.00	)(8)	(0.35)	(0.35)	13.11	1.23%	1.05%	0.13%	1.50%	328,171	33%
4/1/2017 - 3/31/2018	11.94	0.00	(8)	1.35	1.35	—		(0.01)	(0.01)	13.28	1.26%	1.05%	(0.03%)	11.34%	176,897	23%
Pacific Funds Small-Cap (6)

Class A
4/1/2022 - 9/30/2022 (7)	$14.81	$0.01		($3.39)	($3.38)	$—		$—	$—	$11.43	1.78%	1.20%	0.13%	(22.82%)	$1,520	16%
4/1/2021 - 3/31/2022	16.02	(0.05)		(0.43)	(0.48)	—		(0.73)	(0.73)	14.81	1.60%	1.20%	(0.34%)	(3.38%)	1,941	63%
4/1/2020 - 3/31/2021	8.56	(0.05)		7.51	7.46	—		—	—	16.02	1.88%	1.20%	(0.40%)	87.15%	2,659	75%
4/1/2019 - 3/31/2020	12.12	(0.03)		(3.51)	(3.54)	(0.02)		—	(0.02)	8.56	1.73%	1.23%	(0.21%)	(29.27%)	3,343	42%
4/1/2018 - 3/31/2019	12.86	(0.03)		(0.06)	(0.09)	—		(0.65)	(0.65)	12.12	1.72%	1.30%	(0.21%)	(0.53%)	4,986	56%
4/1/2017 - 3/31/2018	11.77	(0.02)		1.33	1.31	(0.01)		(0.21)	(0.22)	12.86	1.89%	1.30%	(0.16%)	11.17%	2,367	62%
Class C
4/1/2022 - 9/30/2022 (7)	$14.26	($0.04)		($3.25)	($3.29)	$—		$—	$—	$10.97	2.53%	1.95%	(0.62%)	(23.07%)	$542	16%
4/1/2021 - 3/31/2022	15.56	(0.17)		(0.40)	(0.57)	—		(0.73)	(0.73)	14.26	2.35%	1.95%	(1.09%)	(4.07%)	776	63%
4/1/2020 - 3/31/2021	8.38	(0.13)		7.31	7.18	—		—	—	15.56	2.65%	1.95%	(1.15%)	85.68%	789	75%
4/1/2019 - 3/31/2020	11.94	(0.11)		(3.45)	(3.56)	—		—	—	8.38	2.48%	1.98%	(0.96%)	(29.82%)	538	42%
4/1/2018 - 3/31/2019	12.76	(0.12)		(0.05)	(0.17)	—		(0.65)	(0.65)	11.94	2.47%	2.05%	(0.96%)	(1.17%)	902	56%
4/1/2017 - 3/31/2018	11.76	(0.11)		1.32	1.21	—		(0.21)	(0.21)	12.76	2.64%	2.05%	(0.91%)	10.32%	797	62%
Class R6
4/1/2022 - 9/30/2022 (7)	$14.52	$0.03		($3.32)	($3.29)	$—		$—	$—	$11.23	1.53%	0.85%	0.48%	(22.66%)	$1,298	16%
4/1/2021 - 3/31/2022	14.98	0.00	(8)	(0.46)	(0.46)	—		—	—	14.52	1.35%	0.85%	0.01%	(3.07%)	1,699	63%
4/1/2020 - 3/31/2021	7.97	(0.01)		7.02	7.01	—		—	—	14.98	1.64%	0.86%	(0.06%)	87.72%	1,752	75%
4/1/2019 - 3/31/2020	11.29	0.01		(3.28)	(3.27)	(0.05)		—	(0.05)	7.97	1.37%	0.93%	0.09%	(29.05%)	731	42%
4/1/2018 - 3/31/2019	12.00	0.01		(0.06)	(0.05)	(0.01)		(0.65)	(0.66)	11.29	1.32%	1.00%	0.09%	(0.18%)	658	56%
4/1/2017 - 3/31/2018	10.95	0.02		1.24	1.26	—		(0.21)	(0.21)	12.00	1.49%	1.00%	0.14%	11.54%	457	62%

See Notes to Financial Statements	See explanation of references on B-30

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets				Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small-Cap (Continued) (6)

Class I-2
4/1/2022 - 9/30/2022 (7)	$15.14	$0.03		($3.46)	($3.43)	$—	$—	$—	$11.71	1.51%	0.95%		0.38%	(22.66%)	$9,407	16%
4/1/2021 - 3/31/2022	16.32	(0.01)		(0.44)	(0.45)	—	(0.73)	(0.73)	15.14	1.34%	0.95%		(0.09%)	(3.13%)	17,732	63%
4/1/2020 - 3/31/2021	8.71	(0.02)		7.64	7.62	(0.01)	—	(0.01)	16.32	1.65%	0.95%		(0.15%)	87.51%	11,402	75%
4/1/2019 - 3/31/2020	12.32	0.00	(8)	(3.57)	(3.57)	(0.04)	—	(0.04)	8.71	1.48%	0.98%		0.04%	(29.07%)	7,897	42%
4/1/2018 - 3/31/2019	13.04	0.01		(0.07)	(0.06)	(0.01)	(0.65)	(0.66)	12.32	1.47%	1.05%		0.04%	(0.26%)	13,220	56%
4/1/2017 - 3/31/2018	11.90	0.01		1.35	1.36	(0.01)	(0.21)	(0.22)	13.04	1.64%	1.05%		0.09%	11.45%	14,767	62%
Pacific Funds Small-Cap Value (6)

Class A
4/1/2022 - 9/30/2022 (7)	$12.19	$0.04		($2.49)	($2.45)	$—	$—	$—	$9.74	1.69%	1.20%		0.69%	(20.10%)	$2,425	23%
4/1/2021 - 3/31/2022	11.53	0.01		0.82	0.83	—	(0.17)	(0.17)	12.19	1.65%	1.20%		0.05%	7.15%	2,983	40%
4/1/2020 - 3/31/2021	6.15	0.02		5.41	5.43	(0.05)	—	(0.05)	11.53	1.85%	1.20%		0.23%	88.38%	2,206	87%
4/1/2019 - 3/31/2020	9.10	0.04		(2.92)	(2.88)	(0.07)	—	(0.07)	6.15	1.72%	1.22%		0.41%	(31.93%)	1,023	45%
4/1/2018 - 3/31/2019	11.17	0.03		(0.49)	(0.46)	(0.03)	(1.58)	(1.61)	9.10	1.67%	1.30%		0.30%	(3.68%)	1,298	51%
4/1/2017 - 3/31/2018	11.52	0.02		0.62	0.64	(0.03)	(0.96)	(0.99)	11.17	1.65%	1.30%		0.14%	5.41%	1,105	47%
Class C
4/1/2022 - 9/30/2022 (7)	$11.86	($0.00	)(8)	($2.42)	($2.42)	$—	$—	$—	$9.44	2.44%	1.95%		(0.07%)	(20.41%)	$504	23%
4/1/2021 - 3/31/2022	11.30	(0.08)		0.81	0.73	—	(0.17)	(0.17)	11.86	2.40%	1.95%		(0.70%)	6.41%	760	40%
4/1/2020 - 3/31/2021	6.04	(0.04)		5.30	5.26	—	—	—	11.30	2.62%	1.95%		(0.52%)	87.09%	801	87%
4/1/2019 - 3/31/2020	8.94	(0.03)		(2.87)	(2.90)	—	—	—	6.04	2.47%	1.97%		(0.35%)	(32.44%)	644	45%
4/1/2018 - 3/31/2019	11.06	(0.05)		(0.49)	(0.54)	—	(1.58)	(1.58)	8.94	2.42%	2.05%		(0.45%)	(4.47%)	1,287	51%
4/1/2017 - 3/31/2018	11.46	(0.07)		0.63	0.56	—	(0.96)	(0.96)	11.06	2.40%	2.05%		(0.61%)	4.72%	1,568	47%
Class R6
4/1/2022 - 9/30/2022 (7)	$12.39	$0.06		($2.53)	($2.47)	$—	$—	$—	$9.92	1.44%	0.85%		1.04%	(19.94%)	$1,039	23%
4/1/2021 - 3/31/2022	11.55	0.05		0.81	0.86	(0.02)	—	(0.02)	12.39	1.40%	0.85%		0.40%	7.48%	1,318	40%
4/1/2020 - 3/31/2021	6.17	0.05		5.42	5.47	(0.09)	—	(0.09)	11.55	1.61%	0.86%		0.57%	88.95%	1,160	87%
4/1/2019 - 3/31/2020	9.12	0.07		(2.92)	(2.85)	(0.10)	—	(0.10)	6.17	1.36%	0.92%		0.70%	(31.67%)	2,314	45%
4/1/2018 - 3/31/2019	11.21	0.07		(0.52)	(0.45)	(0.06)	(1.58)	(1.64)	9.12	1.27%	1.00%		0.60%	(3.52%)	3,134	51%
4/1/2017 - 3/31/2018	11.55	0.05		0.64	0.69	(0.07)	(0.96)	(1.03)	11.21	1.25%	1.00%		0.44%	5.78%	9,657	47%
Class I-2
4/1/2022 - 9/30/2022 (7)	$12.31	$0.05		($2.51)	($2.46)	$—	$—	$—	$9.85	1.44%	0.95%		0.94%	(19.98%)	$12,817	23%
4/1/2021 - 3/31/2022	11.63	0.04		0.83	0.87	(0.02)	(0.17)	(0.19)	12.31	1.40%	0.95%		0.30%	7.38%	15,488	40%
4/1/2020 - 3/31/2021	6.19	0.04		5.47	5.51	(0.07)	—	(0.07)	11.63	1.61%	0.95%		0.48%	89.25%	13,750	87%
4/1/2019 - 3/31/2020	9.16	0.06		(2.94)	(2.88)	(0.09)	—	(0.09)	6.19	1.47%	0.97%		0.66%	(31.79%)	10,018	45%
4/1/2018 - 3/31/2019	11.24	0.06		(0.51)	(0.45)	(0.05)	(1.58)	(1.63)	9.16	1.42%	1.05%		0.55%	(3.51%)	11,664	51%
4/1/2017 - 3/31/2018	11.59	0.05		0.63	0.68	(0.07)	(0.96)	(1.03)	11.24	1.40%	1.05%		0.39%	5.70%	15,511	47%
PF Inflation Managed Fund

Class P
4/1/2022 - 9/30/2022 (7)	$9.93	$0.43		($1.52)	($1.09)	$—	$—	$—	$8.84	0.75%	0.58	%(9)	9.07%	(10.98%)	$35,791	15%
4/1/2021 - 3/31/2022	9.88	0.63		(0.22)	0.41	(0.36)	—	(0.36)	9.93	0.76%	0.57%		6.11%	3.97%	44,335	50%
4/1/2020 - 3/31/2021	9.12	0.14		0.79	0.93	(0.17)	—	(0.17)	9.88	0.85%	0.61%		1.41%	10.19%	32,982	199%
4/1/2019 - 3/31/2020	8.81	0.25		0.18	0.43	(0.12)	—	(0.12)	9.12	1.25%	1.08%		2.76%	4.94%	20,950	249%
4/1/2018 - 3/31/2019	8.88	0.16		0.05	0.21	(0.28)	—	(0.28)	8.81	1.15%	1.07%		1.86%	2.50%	40,949	126%
4/1/2017 - 3/31/2018	8.92	0.27		(0.19)	0.08	(0.12)	—	(0.12)	8.88	1.06%	0.94%		3.08%	0.87%	75,772	108%

See Notes to Financial Statements	See explanation of references on B-30

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Managed Bond Fund

Class P
4/1/2022 - 9/30/2022 (7)	$10.15	$0.12	($1.28)	($1.16)	$—		$—	$—	$8.99	0.69%	0.54%	2.46%	(11.43%)	$383,049	125%
4/1/2021 - 3/31/2022	10.91	0.18	(0.71)	(0.53)	(0.22)		(0.01)	(0.23)	10.15	0.66%	0.54%	1.67%	(5.01%)	424,105	154%
4/1/2020 - 3/31/2021	11.03	0.20	0.34	0.54	(0.16)		(0.50)	(0.66)	10.91	0.66%	0.55%	1.76%	4.69%	562,319	492%
4/1/2019 - 3/31/2020	10.56	0.32	0.41	0.73	(0.14)		(0.12)	(0.26)	11.03	0.82%	0.73%	2.93%	6.89%	386,833	512%
4/1/2018 - 3/31/2019	10.58	0.31	0.03	0.34	(0.36)		—	(0.36)	10.56	0.72%	0.63%	3.02%	3.43%	497,359	520%
4/1/2017 - 3/31/2018	10.67	0.29	0.05	0.34	(0.42)		(0.01)	(0.43)	10.58	0.64%	0.57%	2.63%	3.29%	598,676	364%
PF Short Duration Bond Fund

Class P
4/1/2022 - 9/30/2022 (7)	$9.72	$0.12	($0.40)	($0 .28)	$—		$—	$—	$9.44	0.63%	0.55%	2.43%	(2.88%)	$179,199	82%
4/1/2021 - 3/31/2022	10.14	0.12	(0.41)	(0.29)	(0.13)		—	(0.13)	9.72	0.67%	0.55%	1.19%	(2.91%)	72,622	76%
4/1/2020 - 3/31/2021	9.77	0.16	0.47	0.63	(0.26)		—	(0.26)	10.14	0.66%	0.55%	1.61%	6.47%	97,529	98%
4/1/2019 - 3/31/2020	9.93	0.24	(0.14)	0.10	(0.26)		—	(0.26)	9.77	0.65%	0.55%	2.38%	0.97%	122,280	109%
4/1/2018 - 3/31/2019	9.79	0.23	0.07	0.30	(0.16)		—	(0.16)	9.93	0.64%	0.55%	2.34%	3.05%	155,358	164%
4/1/2017 - 3/31/2018	9.88	0.15	(0.09)	0.06	(0.15)		—	(0.15)	9.79	0.63%	0.55%	1.56%	0.65%	112,269	67%
PF Emerging Markets Debt Fund

Class P
4/1/2022 - 9/30/2022 (7)	$7.76	$0.22	($1.36)	($1.14)	$—		$—	$—	$6.62	1.23%	0.89%	6.14%	(14.71%)	$29,718	44%
4/1/2021 - 3/31/2022	8.25	0.36	(0.43)	(0.07)	(0.42)		—	(0.42)	7.76	1.13%	0.90%	4.29%	(1.11%)	42,938	157%
4/1/2020 - 3/31/2021	7.18	0.34	1.16	1.50	(0.43)		—	(0.43)	8.25	1.18%	0.92%	4.09%	20.47%	61,478	89%
4/1/2019 - 3/31/2020	9.17	0.51	(2.02)	(1.51)	(0.48)		—	(0.48)	7.18	1.14%	0.92%	5.64%	(17.58%)	87,623	73%
4/1/2018 - 3/31/2019	9.37	0.47	(0.54)	(0.07)	(0.13)		—	(0.13)	9.17	1.09%	0.93%	5.37%	(0.61%)	71,599	60%
4/1/2017 - 3/31/2018	9.39	0.51	0.30	0.81	(0.83)		—	(0.83)	9.37	1.11%	0.94%	5.28%	8.76%	85,758	68%
PF Growth Fund

Class P
4/1/2022 - 9/30/2022 (7)	$29.12	($0.01)	($7.10)	($7.11)	$—		$—	$—	$22.01	0.80%	0.70%	(0.07%)	(24.42%)	$71,784	7%
4/1/2021 - 3/31/2022	30.54	(0.10)	3.07	2.97	—		(4.39)	(4.39)	29.12	0.77%	0.70%	(0.30%)	7.84%	158,592	10%
4/1/2020 - 3/31/2021	27.10	(0.08)	13.51	13.43	—		(9.99)	(9.99)	30.54	0.78%	0.70%	(0.24%)	50.42%	179,183	32%
4/1/2019 - 3/31/2020	27.18	(0.02)	0.93	0.91	(0.00	)(8)	(0.99)	(0.99)	27.10	0.77%	0.70%	(0.06%)	3.04%	163,575	20%
4/1/2018 - 3/31/2019	25.38	0.00 (8)	3.62	3.62	(0.01)		(1.81)	(1.82)	27.18	0.77%	0.70%	0.01%	14.99%	186,331	28%
4/1/2017 - 3/31/2018	20.94	0.04	5.33	5.37	(0.04)		(0.89)	(0.93)	25.38	0.76%	0.70%	0.16%	25.93%	206,732	34%
PF Large-Cap Value Fund

Class P
4/1/2022 - 9/30/2022 (7)	$12.51	$0.07	($2.19)	($2.12)	$—		$—	$—	$10.39	0.87%	0.80%	1.28%	(16.95%)	$153,515	8%
4/1/2021 - 3/31/2022	12.31	0.11	1.54	1.65	(0.13)		(1.32)	(1.45)	12.51	0.87%	0.80%	0.87%	13.45%	164,182	9%
4/1/2020 - 3/31/2021	9.66	0.14	4.72	4.86	(0.17)		(2.04)	(2.21)	12.31	0.88%	0.80%	1.25%	52.63%	171,537	29%
4/1/2019 - 3/31/2020	11.95	0.20	(1.62)	(1.42)	(0.17)		(0.70)	(0.87)	9.66	0.87%	0.80%	1.59%	(13.51%)	160,365	28%
4/1/2018 - 3/31/2019	17.14	0.24	0.46	0.70	(0.17)		(5.72)	(5.89)	11.95	0.86%	0.80%	1.55%	5.49%	171,046	43%
4/1/2017 - 3/31/2018	16.60	0.22	0.79	1.01	(0.23)		(0.24)	(0.47)	17.14	0.86%	0.80%	1.27%	6.01%	154,943	7%
PF Small-Cap Growth Fund

Class P
4/1/2022 - 9/30/2022 (7)	$15.82	$0.00 (8)	($3.26)	($3.26)	$—		$—	$—	$12.56	0.92%	0.75%	0.04%	(20.61%)	$19,299	22%
4/1/2021 - 3/31/2022	21.69	(0.09)	(2.74)	(2.83)	—		(3.04)	(3.04)	15.82	0.87%	0.75%	(0.43%)	(15.66%)	49,964	69%
4/1/2020 - 3/31/2021	14.19	(0.06)	12.31	12.25	(0.01)		(4.74)	(4.75)	21.69	0.91%	0.75%	(0.27%)	89.21%	63,555	139%
4/1/2019 - 3/31/2020	18.43	(0.11)	(2.31)	(2.42)	—		(1.82)	(1.82)	14.19	0.97%	0.75%	(0.60%)	(14.67%)	17,691	126%
4/1/2018 - 3/31/2019	14.84	(0.09)	3.80	3.71	—		(0.12)	(0.12)	18.43	0.87%	0.75%	(0.55%)	25.05%	15,687	127%
4/1/2017 - 3/31/2018	11.50	(0.06)	3.40	3.34	—		—	—	14.84	0.90%	0.75%	(0.45%)	29.04%	9,463	86%

See Notes to Financial Statements	See explanation of references on B-30

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Small-Cap Value Fund

Class P
4/1/2022 - 9/30/2022 (7)	$9.89	$0.04	($1.93)	($1.89)	$—	$—	$—	$8.00	1.02%	0.90%	0.81%	(19.11%)	$34,863	20%
4/1/2021 - 3/31/2022	10.83	0.04	0.27	0.31	(0.04)	(1.21)	(1.25)	9.89	0.98%	0.90%	0.41%	2.25%	97,322	41%
4/1/2020 - 3/31/2021	5.17	0.05	5.64	5.69	(0.03)	—	(0.03)	10.83	1.00%	0.90%	0.60%	110.27%	116,909	99%
4/1/2019 - 3/31/2020	8.21	0.04	(2.39)	(2.35)	(0.05)	(0.64)	(0.69)	5.17	1.00%	0.90%	0.53%	(31.62%)	28,016	36%
4/1/2018 - 3/31/2019	11.22	0.04	(0.56)	(0.52)	(0.03)	(2.46)	(2.49)	8.21	0.97%	0.90%	0.35%	(4.23%)	70,618	56%
4/1/2017 - 3/31/2018	12.09	0.02	0.79	0.81	(0.02)	(1.66)	(1.68)	11.22	0.97%	0.90%	0.17%	6.54%	81,515	30%
PF Emerging Markets Fund

Class P
4/1/2022 - 9/30/2022 (7)	$10.04	$0.05	($2.03)	($1.98)	$—	$—	$—	$8.06	1.38%	0.95%	0.98%	(19.72%)	$38,704	17%
4/1/2021 - 3/31/2022	14.88	0.19	(3.42)	(3.23)	(0.14)	(1.47)	(1.61)	10.04	1.17%	0.95%	1.43%	(23.63%)	87,893	42%
4/1/2020 - 3/31/2021	9.80	0.05	5.43	5.48	(0.01)	(0.39)	(0.40)	14.88	1.16%	0.95%	0.37%	56.13%	141,783	40%
4/1/2019 - 3/31/2020	14.71	0.13	(1.50)	(1.37)	(0.19)	(3.35)	(3.54)	9.80	1.29%	0.95%	0.90%	(14.07%)	97,618	65%
4/1/2018 - 3/31/2019	17.30	0.13	(0.95)	(0.82)	(0.09)	(1.68)	(1.77)	14.71	1.16%	0.95%	0.84%	(3.61%)	133,887	46%
4/1/2017 - 3/31/2018	13.81	0.10	3.49	3.59	(0.10)	—	(0.10)	17.30	1.20%	0.95%	0.63%	25.93%	178,391	34%
PF International Growth Fund

Class P
4/1/2022 - 9/30/2022 (7)	$6.58	$0.05	($1.43)	($1.38)	$—	$—	$—	$5.20	1.40%	0.97%	1.60%	(20.97%)	$17,216	13%
4/1/2021 - 3/31/2022	11.53	0.08	0.08	0.16	(0.09)	(5.02)	(5.11)	6.58	1.23%	0.97%	0.74%	(4.56%)	36,162	94%
4/1/2020 - 3/31/2021	9.05	0.12	3.54	3.66	(0.07)	(1.11)	(1.18)	11.53	1.30%	0.99%	1.06%	40.85%	48,891	20%
4/1/2019 - 3/31/2020	11.63	0.17	(0.87)	(0.70)	(0.15)	(1.73)	(1.88)	9.05	1.32%	1.00%	1.46%	(8.84%)	41,818	22%
4/1/2018 - 3/31/2019	20.85	0.41	(1.09)	(0.68)	(0.24)	(8.30)	(8.54)	11.63	1.19%	1.00%	2.32%	0.62%	58,152	41%
4/1/2017 - 3/31/2018	18.19	0.26	2.74	3.00	(0.34)	—	(0.34)	20.85	1.14%	1.00%	1.28%	16.54%	125,384	10%
PF International Small-Cap Fund

Class P
4/1/2022 - 9/30/2022 (7)	$8.18	$0.14	($2.04)	($1.90)	$—	$—	$—	$6.28	1.31%	1.09%	3.58%	(23.23%)	$15,144	7%
4/1/2021 - 3/31/2022	11.64	0.21	(0.11)	0.10	(0.44)	(3.12)	(3.56)	8.18	1.34%	1.09%	1.90%	(1.34%)	58,845	130%
4/1/2020 - 3/31/2021	6.98	0.13	4.74	4.87	(0.21)	—	(0.21)	11.64	1.34%	1.10%	1.32%	69.98%	36,908	39%
4/1/2019 - 3/31/2020	9.59	0.20	(2.23)	(2.03)	(0.58)	—	(0.58)	6.98	1.43%	1.10%	2.16%	(22.94%)	26,982	90%
4/1/2018 - 3/31/2019	11.24	0.17	(1.58)	(1.41)	(0.05)	(0.19)	(0.24)	9.59	1.18%	1.10%	1.61%	(12.54%)	31,934	50%
4/1/2017 - 3/31/2018	10.50	0.19	1.79	1.98	(0.29)	(0.95)	(1.24)	11.24	1.16%	1.10%	1.63%	19.24%	89,816	52%
PF International Value Fund

Class P
4/1/2022 - 9/30/2022 (7)	$8.43	$0.17	($1.77)	($1.60)	$—	$—	$—	$6.83	1.00%	0.80%	4.25%	(18.98%)	$52,597	17%
4/1/2021 - 3/31/2022	8.05	0.26	0.34	0.60	(0.22)	—	(0.22)	8.43	1.14%	0.80%	3.03%	7.46%	76,725	33%
4/1/2020 - 3/31/2021	5.14	0.11	2.97	3.08	(0.17)	—	(0.17)	8.05	1.21%	0.80%	1.74%	60.38%	34,430	35%
4/1/2019 - 3/31/2020	7.51	0.25	(2.32)	(2.07)	(0.23)	(0.07)	(0.30)	5.14	1.11%	0.80%	3.32%	(28.94%)	34,971	33%
4/1/2018 - 3/31/2019	10.17	0.28	(1.20)	(0.92)	(0.34)	(1.40)	(1.74)	7.51	0.98%	0.80%	2.99%	(8.51%)	64,956	54%
4/1/2017 - 3/31/2018	9.31	0.30	0.99	1.29	(0.43)	—	(0.43)	10.17	0.92%	0.80%	2.95%	14.01%	143,626	111%

PF Multi-Asset Fund

Class P
4/1/2022 - 9/30/2022 (7)	$9.38	$0.04	($2.15)	($2.11)	$—	$—	$—	$7.27	0.57%	0.51%	1.00%	(22.50%)	$757,930	20%
4/1/2021 - 3/31/2022	12.93	0.05	1.14	1.19	(0.04)	(4.70)	(4.74)	9.38	0.56%	0.51%	0.40%	7.01%	1,054,196	50%
4/1/2020 - 3/31/2021	8.23	0.11	5.18	5.29	(0.15)	(0.44)	(0.59)	12.93	0.57%	0.51%	1.02%	64.91%	1,103,610	53%
4/1/2019 - 3/31/2020	9.81	0.22	(1.54)	(1.32)	(0.26)	—	(0.26)	8.23	0.56%	0.51%	2.17%	(14.09%)	884,916	57%
4/1/2018 - 3/31/2019	9.42	0.21	0.31	0.52	(0.13)	—	(0.13)	9.81	0.56%	0.51%	2.21%	5.72%	1,136,414	75%
1/31/2018 - 3/31/2018	10.00	0.03	(0.61)	(0.58)	—	—	—	9.42	0.59%	0.51%	1.68%	(5.80%)	733,300	37%

See Notes to Financial Statements	See explanation of references on B-30

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Real Estate Fund

Class P
4/1/2022 - 9/30/2022 (7)	$16.71	$0.19	($4.07)	($3.88)	$—		$—	$—	$12.83	1.14%	0.90%	2.58%	(23.22%)	$49,783	11%
4/1/2021 - 3/31/2022	13.60	0.21	3.09	3.30	(0.19)		—	(0.19)	16.71	1.20%	0.90%	1.34%	24.21%	59,387	37%
4/1/2020 - 3/31/2021	10.30	0.17	3.33	3.50	(0.20	)(10)	—	(0.20)	13.60	1.16%	0.90%	1.44%	34.16%	25,731	38%
4/1/2019 - 3/31/2020	12.26	0.19	(1.74)	(1.55)	(0.25)		(0.16)	(0.41)	10.30	1.13%	0.90%	1.46%	(13.44%)	43,532	48%
4/1/2018 - 3/31/2019	11.86	0.28	1.75	2.03	(0.21)		(1.42)	(1.63)	12.26	1.12%	0.98%	2.31%	18.20%	81,713	104%
4/1/2017 - 3/31/2018	14.94	0.30	(0.75)	(0.45)	(0.22)		(2.41)	(2.63)	11.86	1.13%	1.05%	2.12%	(4.15%)	41,519	47%

(1)	For share classes that commenced operations after April 1, 2017, the first date reported represents the commencement date of operations for that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for all the Portfolio Optimization Funds do not include fees and expenses of the Funds in which they invest.
(5)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(6)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.
(7)	Unaudited.
(8)	Reflects an amount rounding to less than $0.01 per share.
(9)	The annualized ratios of expenses, excluding interest expense, after expense reductions to average net assets for the six-month period ended September 30, 2022 are as follows:

Fund	Class A	Class C	Class I	Class P	Class I-2
Pacific Funds Floating Rate Income	0.96%	1.67%	0.65%	0.65%	0.70%
PF Inflation Managed Fund				0.55%

(10)	Includes $0.09 per share return of capital distribution.

See Notes to Financial Statements

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company, and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2022, the Trust was comprised of the following twenty-nine separate funds (each individually a “Fund”, and collectively the “Funds”):

Pacific FundsSM Portfolio Optimization Conservative (1)	Pacific FundsSM Floating Rate Income (2)	PF Large-Cap Value Fund (4)

Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)	Pacific FundsSM High Income (2)	PF Small-Cap Growth Fund (4)

Pacific FundsSM Portfolio Optimization Moderate (1)	Pacific FundsSM Small/Mid-Cap (3)	PF Small-Cap Value Fund (4)

Pacific FundsSM Portfolio Optimization Growth (1)	Pacific FundsSM Small-Cap (3)	PF Emerging Markets Fund (4)

Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)	Pacific FundsSM Small-Cap Value (3)	PF International Growth Fund (4)

Pacific FundsSM Ultra Short Income (2)	PF Inflation Managed Fund (4)	PF International Small-Cap Fund (4)

Pacific FundsSM Short Duration Income (2)	PF Managed Bond Fund (4)	PF International Value Fund (4)

Pacific FundsSM Core Income (2)	PF Short Duration Bond Fund (4)	PF Multi-Asset Fund (4)

Pacific FundsSM ESG Core Bond (2)	PF Emerging Markets Debt Fund (4)	PF Real Estate Fund (4)

Pacific FundsSM Strategic Income (2)	PF Growth Fund (4)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”
(2)	These Funds are collectively known as the “PF Fixed Income Funds”
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”
(4)	These Funds are collectively known as the “PF Underlying Funds”

The Portfolio Optimization Funds offer Class A, Class C, and Class I-2 (formerly named Advisor Class) shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge (ii) Class C shares are subject to a maximum 1.00% contingent deferred sales charge (“CDSC”); and (iii) Class I-2 shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1.00% on redemptions of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date.

The PF Fixed Income Funds offer Class A, Class C, Class I, and Class I-2 shares, except Pacific Funds Ultra Short Income and Pacific Funds ESG Core Bond which offer Class I and Class I-2 shares only. Additionally, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income offer Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees and in general: (i) Class A shares of Pacific Funds Short Duration Income and Pacific Funds Floating Rate Income are subject to a maximum 3.00% front-end sales charge, and Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class I-2, and Class P shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date.

The PF U.S. Equity Funds offer Class A, Class C, Class I-2, and Class R6 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 and Class R6 shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances. Class C shares automatically convert to Class A shares approximately six years after the original purchase date.

The PF Underlying Funds offer Class P shares only, which are sold at net asset value. Presently, only the Portfolio Optimization Funds, the Investment Adviser, and certain of its affiliates can invest in Class P shares.

The Trust’s distributor receives all net commissions (front-end sales charges and CDSCs) from the sales of all applicable share classes.

The Portfolio Optimization Funds invest their assets in Class P shares of the PF Underlying Funds as well as Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income and Pacific Funds High Income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

All realized capital gains are distributed at least annually for each Fund. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

For the Portfolio Optimization Funds and PF U.S. Equity Funds, dividends on net investment income, if any, are generally declared and paid annually. For the PF Fixed Income Funds (except Pacific Funds Floating Rate Income and Pacific Funds Ultra Short Income), dividends on net investment income, if any, are generally declared and paid monthly. For Pacific Funds Floating Rate Income and Pacific Funds Ultra Short Income, dividends, if any, are generally declared daily and paid monthly. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders.

Each PF Underlying Fund distributes all of its net investment income, if any, to shareholders at least annually, although distributions could occur more often if advantageous to the applicable Fund and its shareholders. Each PF Underlying Fund may utilize the consent dividend provision of Section 565 of the Internal Revenue Code to effectively distribute income and capital gains for tax purposes even though they are not actually paid by the Fund.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal and printing. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the discontinuation of the London Interbank Offered Rate (“LIBOR”) for the one week and two month U.S. dollar (“USD”) tenors as well as certain non-USD LIBOR tenors after

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

December 31, 2021, and the planned discontinuation of certain non-USD LIBOR tenors after December 31, 2022 as well as the overnight and one, three, six and twelve month USD LIBOR tenors after June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on these financial statements.

In January 2021, the FASB issued ASU 2021-01. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2021-01 clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately on an elective basis. The amendments in this update do not apply to contract modifications made after December 31, 2022. Management does not expect ASU 2021-01 to have a material impact on these financial statements.

Since August 19, 2022, the Funds have been required to comply with new regulations adopted by the SEC governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by the Funds to comply with Section 18 of the 1940 Act, and requires funds, whose use of derivatives is greater than a limited specified amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management does not expect Rule 18f-4 to have a material impact on these financial statements.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, and pursuant to regulatory authority, the Board has designated PLFA as its “valuation designee” for fair valuation determinations. PLFA’s Valuation Oversight Committee (“VOC”) values the Funds’ investments in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.

B. DETERMINATION OF NET ASSET VALUE (“NAV”)

Each Fund of the Trust is divided into shares and one or more share classes. The price per share of each class of a Fund’s shares is called its NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.

The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange. The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission “SEC”), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the VOC.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the VOC to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, options and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options and swap agreements for which no settlement price is reported are valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.

Investments in Mutual Funds

Fund investments in affiliated or unaffiliated mutual funds are valued at their respective published NAVs.

Investment Values Determined by the Valuation Oversight Committee

The Trust’s Valuation Policy also includes methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with VOC approved formulas and methodologies (“PLFA Pre-Approved Fair Valuation Methodologies”). Under the Valuation Policy these PLFA Pre-Approved Fair Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event pricing data from approved sources or PLFA Pre-Approved Fair Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Policy. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 - Quoted	prices (unadjusted) in active markets for identical investments

• Level 2 - Significant	observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 - Significant	unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material policy changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service determined by the VOC or its delegate and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of September 30, 2022, as categorized under the three-tier hierarchy of inputs, can be found in each Fund’s Schedule of Investments.

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The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of Investments.

The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended September 30, 2022, are summarized in the following table:

Fund	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Pacific Funds Floating Rate Income	$13,358,509	$12,634,274	($724,235)

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of

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redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Natural Disasters Risk

Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time, which could result in losses to a Fund. COVID-19 and other health crises in the future may exacerbate other pre-existing political, social and economic risks, and its impact in developing or emerging market countries may be greater due to less established health care systems. The duration and ultimate impact of an outbreak may be short term or may last for an extended period of time.

LIBOR Transition Risk

Certain investments in which a Fund invests may rely in some manner on LIBOR. LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. More recently, the FCA announced that USD LIBOR will cease to be published by the IBA or any other administrator, or will no longer be representative after June 30, 2023 for the most common tenors (overnight and one, three, six and twelve month), and ceased publishing for the less common tenors of USD LIBOR (one week and two month) and most tenors of non-USD LIBOR after December 31, 2021. Certain sterling and yen LIBOR settings (one, three, and six month) will be published on a “synthetic” basis through the end of 2022. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on the Secured Overnight Financing Rate SOFR (which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) for certain contracts that reference LIBOR and contain no, or insufficient, fallback provisions. It is expected that implementing regulations in respect of the law will follow.

Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, there remains uncertainty regarding the transition to, and nature of, any selected replacement rates, as well as the impact on investments that currently utilize LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate (“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations), including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate

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uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.

Fund of Funds Investments

The Portfolio Optimization Funds are exposed to the same risks as the applicable Funds in which a Portfolio Optimization Funds invests (PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income), in direct proportion to the allocation of assets among those Funds.

Allocations by the Portfolio Optimization Funds among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income.

The Portfolio Optimization Funds shareholders also bear indirectly their proportionate share of the expenses of the underlying funds in which the Portfolio Optimization Funds invest.

Equity Investments

Stock markets are volatile. Equity investments tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

The Funds may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions.

These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.

The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability to conduct due diligence on issuers

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located in emerging market countries; a lack of access by the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries (including China and Hong Kong); restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.

Among the foreign markets in which a Fund may invest are those countries that are members of the European Union (“EU”). Some of the countries of the EU are currently experiencing financial difficulties and have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions. The failure of such countries to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those countries and other countries within this “Eurozone.” In addition, certain EU countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, to the point where such countries could voluntarily abandon, or be forced out of, the euro. These events could globally impact the market values of securities and currencies, cause redenomination into less valuable local currencies and create more volatile and illiquid markets. The United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for EU markets. There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit may also increase the likelihood that other EU members may decide to leave or be expelled from the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU, and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events and other socio-political or geo-political issues that are not currently known could have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of a Fund’s investments.

On February 24, 2022, the Russian Federation commenced a military attack on the country of Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and global financial markets. In addition, the United States and other countries have imposed, and may impose additional, economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar actions could, among other things, prohibit or otherwise limit a Fund’s ability to purchase or sell certain foreign securities and significantly delay or prevent the settlement of securities transactions. Such actions could decrease the value and liquidity of securities held by a Fund and may require a Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact a Fund’s investments or operations. Although it is not possible to predict the impact that any sanctions or retaliatory actions may have on a Fund, such events could significantly harm a Fund’s performance.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk, and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR, SOFR, or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/ issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender.

Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower

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directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2022, no participation interest in Senior Loans was held by any of the Funds.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk

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may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions Risk

Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed- delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buyback Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

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When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral Risk

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

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Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds are exposed to the same derivative risks as the applicable Funds in which a Portfolio Optimization Fund invests (PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income) in direct proportion to the allocation of assets among those Funds.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the following reasons: the PF Inflation Managed and PF Managed Bond Funds used futures contracts to manage interest rate risk exposure and as a substitute for cash bond exposure. The PF Short Duration Bond Fund entered into interest rate futures contracts to manage duration and interest rate risk. The PF Multi-Asset Fund and the PF Emerging Markets Debt Fund entered into futures contracts to gain or reduce exposure to various markets, for purposes of hedging, and as part of each Funds’ investment strategy.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date.

A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are

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exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the following reasons: the PF Inflation Managed and PF Managed Bond Funds purchased and sold/wrote options to obtain exposure to the price activity or volatility of an underlying security or index, to hedge downside risk, to manage duration and to generate income. Additionally, the PF Inflation Managed Fund used swaptions to achieve credit or interest rate exposure. The PF Inflation Managed Fund used inflation caps to manage inflation exposure.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: the PF Inflation Managed and PF Managed Bond Funds purchased and sold forward contracts to hedge currency exposure and manage duration. The PF Emerging Markets Debt Fund entered into forward foreign currency contracts to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to- market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: the PF Inflation Managed and PF Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk in various global markets, to manage duration and as a substitute for cash bond exposure. The PF Emerging Markets Debt Fund entered into interest rate swaps to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

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If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2022 for which a Fund is the seller of protection are disclosed in the Notes to

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: the PF Managed Bond Fund purchased and sold credit protection through credit default swaps to manage credit exposure, allow portfolio managers to enter or exit credit positions in periods of low liquidity, or to gain exposure that may not be available in cash markets. The PF Emerging Markets Debt Fund used credit default swaps to gain exposure to various markets, for purposes of hedging and as part of the Fund’s investment strategy.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the following reasons: the PF Multi-Asset Fund entered into total return swaps to gain or reduce exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy. The PF Inflation Managed Fund purchased total return swaps to gain exposure to risk-neutral substitutes for owning physical securities (or physical securities that comprise a given index).

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the Statements of Assets and Liabilities.

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Outstanding purchased options, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
Interest rate contracts	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
Foreign currency contracts	Outstanding purchased options, at value	Outstanding options written, at value
	Receivable: Variation margin on futures contracts	Payable: Variation margin on futures contracts
	Receivable: Variation margin on swap agreements	Payable: Variation margin on swap agreements
	Swap premiums paid	Swap premiums received
	Swap agreements appreciation	Swap agreements depreciation
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2022:

	Asset Derivative Investments Value
Fund	Total Value at September 30, 2022	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$933,040	$—	$—	$72,925	$860,115
PF Managed Bond	7,790,182	28,375	—	1,236,407	6,525,400
PF Short Duration Bond	220,242	—	—	—	220,242
PF Emerging Markets Debt	442,188	115,973	—	190,895	135,320
PF Multi-Asset	8,994,202	—	8,994,202	—	—

	Liability Derivative Investments Value
Fund	Total Value at September 30, 2022	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($1,231,870)	($686)	$—	($31,802)	($1,199,382)
PF Managed Bond	(10,345,357)	(485,743)	—	(1,251,278)	(8,608,336)
PF Short Duration Bond	(259,876)	—	—	—	(259,876)
PF Emerging Markets Debt	(214,738)	(41,857)	—	(46,573)	(126,308)
PF Multi-Asset	(140,590,220)	—	(140,590,220)	—	—

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on futures contract transactions
Equity contracts	Net realized gain (loss) on purchased option transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended September 30, 2022:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$760,261	($2,725)	$—	$278,680	$484,306
PF Managed Bond	(3,951,542)	(1,058,466)	—	307,391	(3,200,467)
PF Short Duration Bond	(34,831)	—	—	—	(34,831)
PF Emerging Markets Debt	745,749	54,604	—	94,319	596,826
PF Multi-Asset	(49,660,328)	—	(49,660,328)	—	—

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($341,946)	($1,408)	$—	$1,316	($341,854)
PF Managed Bond	81,516	(480,708)	—	(52,696)	614,920
PF Short Duration Bond	(45,325)	—	—	—	(45,325)
PF Emerging Markets Debt	(82,585)	74,116	—	14,851	(171,552)
PF Multi-Asset	(169,111,814)	—	(169,111,814)	—	—

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the period ended September 30, 2022:

	Average Positions and Values of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Options Contracts		Swap Agreements
Fund	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
PF Inflation Managed	16	$45,443	16	$45,193	25	($89,373)	53	($147,208)
PF Managed Bond	31	(2,578,444)	75	(104,197)	63	(319,871)	58	1,135,721
PF Short Duration Bond	4	(34,777)	—	—	—	—	—	—
PF Emerging Markets Debt	2	8,298	21	51,682	—	—	14	124,793
PF Multi-Asset	1	(26,249)	—	—	—	—	25	(69,252,756)

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended September 30, 2022.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements (or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of September 30, 2022:

	Gross Amounts Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in Statements of Assets and Liabilities					Gross Amounts Presented in the Statements of Assets and Liabilities			Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instruments		Collateral Received		Net Amount				Financial Instruments		Collateral Pledged		Net Amount
	Assets							Liabilities

PF Inflation Managed
Forward foreign currency contracts	$72,925		($30,724)		$—		$42,201		($31,802)		$30,724		$—		($1,078)
Option contracts	181,053		(181,053)		—		—		(310,397)		181,053		—		(129,344)
Swap agreements	1,919		(1,919)		—		—		(201,222)		1,919		—		(199,303)

PF Managed Bond
Forward foreign currency contracts	1,236,112		(453,475)		(270,000)		512,637		(1,017,844)		453,475		—		(564,369)
Option contracts	13		(13)		—		—		(150,873)		13		—		(150,860)
Swap agreements	—		—		—		—		(13,403)		—		—		(13,403)
Sale-buyback financing transactions	—		—		—		—		(1,104,697)		1,087,312		—		(17,385)

PF Emerging Markets Debt
Forward foreign currency contracts	190,895		(46,573)		(100,000)		44,322		(46,573)		46,573		—		—
Swap agreements	37,521		(35,222)		—		2,299		(35,222)		35,222		—		—

PF Multi-Asset
Swap agreements	8,870,592		(8,462,923)		(320,000)		87,669		(140,590,220)		8,462,923		125,117,939		(7,009,358)

During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund, exceeded the value of the repurchase agreements as of September 30, 2022.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each Fund. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise certain Funds presented in these financial statements. PLFA manages the Portfolio Optimization Funds and a portion of the PF Multi-Asset Fund directly. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of September 30, 2022, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, the advisory fee waiver rate and the sub-adviser of each Fund (if applicable), are as follows:

Fund	Advisory Fee Rate	Advisory Fee Waiver through July 31, 2023	Sub-Adviser(s)
Pacific Funds Portfolio Optimization Conservative Pacific Funds Portfolio Optimization Moderate-Conservative Pacific Funds Portfolio Optimization Moderate Pacific Funds Portfolio Optimization Growth Pacific Funds Portfolio Optimization Aggressive-Growth	0.20%	0.025% for assets above $2 billion to $3 billion 0.050% on next $2 billion 0.075% on next $2.5 billion 0.100% on excess
Pacific Funds Ultra Short Income	0.25%		Pacific Asset Management LLC
Pacific Funds Short Duration Income	0.40%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds Core Income	0.50%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds Strategic Income Pacific Funds High Income	0.60%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds Floating Rate Income	0.65%	0.025% above $1 billion to $2 billion 0.050% on next $1 billion 0.075% on excess	Pacific Asset Management LLC
Pacific Funds ESG Core Bond	0.38%		Pacific Asset Management LLC
Pacific Funds Small/Mid-Cap Pacific Funds Small-Cap Pacific Funds Small-Cap Value	0.75%		Rothschild & Co Asset Management US Inc.
PF Inflation Managed Fund	0.40%		Pacific Investment Management Company LLC
PF Managed Bond Fund	0.40%	0.0075%	J.P. Morgan Investment Management Inc., Pacific Investment Management Company LLC, and Western Asset Management Company, LLC (co-sub-advisers)
PF Short Duration Bond Fund	0.40%		T. Rowe Price Associates, Inc.
PF Emerging Markets Debt Fund	0.785%	0.05%	Principal Global Investors, LLC
PF Growth Fund	0.55%		MFS Investment Management
PF Large-Cap Value Fund	0.65%		ClearBridge Investments, LLC
PF Small-Cap Growth Fund	0.60%		MFS Investment Management
PF Small-Cap Value Fund	0.75%		AllianceBernstein L.P.
PF Emerging Markets Fund	0.80%		Invesco Advisers, Inc.
PF International Growth Fund	0.85%	0.03%	Clearbridge Investments, LLC
PF International Small-Cap Fund	0.85%	0.015%	FIAM LLC
PF International Value Fund	0.65%		Wellington Management Company LLP
PF Multi-Asset Fund	0.35%		Pacific Asset Management LLC (collateral portion only)
PF Real Estate Fund	0.90%	0.15%	Principal Real Estate Investors, LLC

Pursuant to the PF Administration Agreement with the Trust, the Administrator and PLFA perform, procure and/or oversee administrative services for each of the Funds. These services include, but are not limited to, procuring and overseeing transfer agency, dividend disbursement and sub-transfer agency services for the Trust, and any and all legal, compliance, and accounting support provided by Pacific Life and PLFA for the operations of the Trust and to permit the Trust to conduct business as described in its registration statement; and other services necessary for the administration of the Funds’ affairs.

Pacific Life receives an administration fee from each Fund based on an annual rate of 0.15% of average daily net assets of each Fund.

Pursuant to the Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The Distributor receives distribution and service fees for Class C shares pursuant to a distribution and service plan as adopted in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act (the “Class C 12b-1 Plans”). The Distributor also receives service fees pursuant to a non-12b-1 service plan for Class A shares (the “Class A Service Plan”). The Distributor receives distribution and/or service fees from each applicable Fund and share class, which are based on the following annual percentages of average daily net assets:

Plan	Distribution Fee Rate	Service Fee Rate
Class C 12b-1 Plan	0.75%	0.25%
Class A Service Plan		0.25%

There are no distribution and/or service fees for Class I, Class I-2, Class P and Class R6 shares. The distribution and service fees are accrued daily. For the period ended September 30, 2022, the Distributor, acting as underwriter, received net commissions (front-end sales charges) of $1,507,995 from the sale of Class A shares and received $9,842 in CDSC from redemptions of Class A and Class C shares.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION AND/OR SERVICE FEES

The Investment Adviser, the Distributor, and Pacific Life are related parties. For the period ended September 30, 2022, the advisory fees earned by the Investment Adviser (including any advisory fee waiver), the administration fees earned by Pacific Life, and the distribution and/or service fees earned by the Distributor are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2022 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets (“expense cap”). These operating expenses include, but are not limited to: the administration fee and expenses; organizational expenses; custody expenses; expenses for external audit, tax, legal and accounting and sub-administration services; the preparation, printing, filing and mailing costs of prospectuses, shareholder reports, and other regulatory documents to existing shareholders, as applicable; and independent trustees’ fees and expenses.

These operating expenses do not include: advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; and expenses for extraordinary matters such as litigation expenses, liquidation expenses, reorganization expenses, and other expenses not incurred in the ordinary course of a Fund’s business. The following are the expense caps for each of the Funds for all applicable share classes:

Fund	Share Class	Expense Caps
Portfolio Optimization Funds	A, C, and I-2	0.15% through July 31, 2023
Pacific Funds Ultra Short Income	I and I-2	0.07% through July 31, 2023
Pacific Funds Core Income	A and C	0.10% through July 31, 2023
	I, I-2 and P	0.05% through July 31, 2023
Pacific Funds Short Duration Income Pacific Funds Strategic Income	A, C and I-2	0.10% through July 31, 2023
	I	0.05% through July 31, 2023
Pacific Funds Floating Rate Income Pacific Funds High Income	A, C and I-2	0.10% through July 31, 2023
	I and P	0.05% through July 31, 2023
Pacific Funds ESG Core Bond	I and I-2	0.10% through July 31, 2023
Pacific Funds Small/Mid-Cap	A, C and I-2	0.20% through July 31, 2023
Pacific Funds Small-Cap	R6 and P	0.10% through July 31, 2023
Pacific Funds Small-Cap Value
PF Inflation Managed Fund	P	0.15% through July 31, 2023
PF Managed Bond Fund
PF Short Duration Bond Fund
PF Emerging Markets Debt Fund
PF Growth Fund
PF Large-Cap Value Fund
PF Small-Cap Growth Fund
PF Small-Cap Value Fund
PF Emerging Markets Fund
PF International Growth Fund
PF International Value Fund
PF Real Estate Fund
PF International Small-Cap Fund	P	0.25% through July 31, 2023
PF Multi-Asset Fund	P	0.16% through July 31, 2023

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap,

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund for the period ended September 30, 2022 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2022 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of September 30, 2022 that are subject to recoupment by PLFA from the Funds are as follows:

	Expiration Date
Fund	3/31/2023	3/31/2024	3/31/2025	3/31/2026
Pacific Funds Portfolio Optimization Conservative	$197,838	$173,374	$167,153	$75,304
Pacific Funds Portfolio Optimization Moderate-Conservative	249,902	209,189	182,675	81,404
Pacific Funds Portfolio Optimization Moderate	612,516	416,943	364,780	143,606
Pacific Funds Portfolio Optimization Growth	493,143	344,023	316,780	130,776
Pacific Funds Portfolio Optimization Aggressive-Growth	226,029	190,351	186,705	83,100
Pacific Funds Ultra Short Income	115,776	112,238	109,878	58,783
Pacific Funds Short Duration Income	2,174,161	1,444,108	1,392,216	647,910
Pacific Funds Core Income	2,204,086	1,935,705	1,771,368	677,370
Pacific Funds ESG Core Bond		36,149	145,640	69,995
Pacific Funds Strategic Income	1,718,677	1,086,189	1,649,288	909,105
Pacific Funds Floating Rate Income	3,637,709	2,383,395	3,904,375	2,830,051
Pacific Funds High Income	253,239	286,291	296,528	158,325
Pacific Funds Small/Mid-Cap	516,716	139,311	114,664	68,533
Pacific Funds Small-Cap	91,474	96,729	89,011	48,433
Pacific Funds Small-Cap Value	89,955	95,048	87,953	47,281
PF Inflation Managed	61,646	57,500	63,249	32,589
PF Managed Bond	472,703	547,131	600,547	260,088
PF Short Duration Bond	156,485	151,919	112,933	53,024
PF Emerging Markets Debt	133,378	168,623	118,006	53,531
PF Growth	136,249	148,484	134,384	53,969
PF Large-Cap Value	125,113	132,370	124,011	55,313
PF Small-Cap Growth	31,688	52,425	73,296	31,455
PF Small-Cap Value	60,545	64,489	98,439	41,309
PF Emerging Markets	309,200	261,447	283,298	127,581
PF International Growth	163,188	134,071	114,925	47,141
PF International Small-Cap	79,456	78,680	93,375	36,165
PF International Value	170,154	142,097	125,454	67,866
PF Multi-Asset	588,849	666,818	563,443	254,523
PF Real Estate	69,513	47,068	41,192	24,496

Total	$15,139,388	$11,602,165	$13,325,566	$7,169,026

There was no recoupment of expense reimbursement by PLFA from any Funds for the period ended September 30, 2022.

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2022, each of the Portfolio Optimization Funds (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income and/or Pacific Funds High Income. A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2022 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2022	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2022
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$6,299,606	$391,850	$86,925	$700,756	($101,467)	($583,001)	$5,393,157	581,786
Pacific Funds Floating Rate Income	10,260,383	2,914,267	301,349	1,316,781	(16,121)	(641,305)	11,501,792	1,266,717
Pacific Funds High Income	24,931,159	51,027	533,582	11,075,373	(1,100,317)	(1,742,242)	11,597,836	1,379,053
PF Inflation Managed	12,218,803	28,163	—	1,370,384	90,485	(1,333,524)	9,633,543	1,089,767
PF Managed Bond	77,794,250	4,519,086	—	8,681,543	(1,398,529)	(7,110,699)	65,122,565	7,243,889
PF Short Duration Bond	25,854,179	10,641,256	—	3,315,311	(116,732)	(705,153)	32,358,239	3,427,780
PF Emerging Markets Debt	10,359,165	17,742	—	4,775,665	(886,216)	(535,164)	4,179,862	632,354
PF Growth	456,194	756,050	—	56,031	1,587	(178,809)	978,991	44,479
PF Large-Cap Value	5,452,948	2,088,612	—	615,029	(39,360)	(1,007,150)	5,880,021	565,931
PF Small-Cap Value	4,421,095	8,656	—	3,306,445	342,560	(900,269)	565,597	70,700
PF Emerging Markets	3,389,425	6,096	—	1,318,096	(210,070)	(314,799)	1,552,556	192,625
PF International Growth	1,006,640	878	—	914,509	(102,197)	9,188	—	—
PF International Small-Cap	3,390,322	4,511	—	2,245,846	(277,159)	(179,437)	692,391	110,253
PF International Value	2,270,960	5,121	—	1,185,201	(130,885)	(188,185)	771,810	113,003
PF Multi-Asset	34,241,440	73,383	—	3,678,946	(781,397)	(6,485,806)	23,368,674	3,214,398
PF Real Estate	3,454,301	1,020,952	—	441,069	(38,030)	(828,866)	3,167,288	246,866
	$225,800,870	$22,527,650	$921,856	$44,996,985	($4,763,848)	($22,725,221)	$176,764,322

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2022	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2022
							Ending Value	Shares Balance

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$7,778,592	$528,773	$110,432	$670,909	($98,664)	($762,774)	$6,885,450	742,767
Pacific Funds Floating Rate Income	9,095,148	4,088,393	302,178	1,015,549	(15,692)	(611,349)	11,843,129	1,304,309
Pacific Funds High Income	22,604,630	42,342	552,652	5,729,386	(646,219)	(2,137,435)	14,686,584	1,746,324
PF Inflation Managed	8,862,145	18,079	—	768,417	(46,312)	(872,999)	7,192,496	813,631
PF Managed Bond	95,098,759	6,092,940	—	8,227,730	(1,522,651)	(9,060,623)	82,380,695	9,163,592
PF Short Duration Bond	13,452,807	11,474,129	—	1,693,288	(35,838)	(459,461)	22,738,349	2,408,723
PF Emerging Markets Debt	7,653,649	15,065	—	640,348	(117,310)	(957,758)	5,953,298	900,650
PF Growth	6,521,886	1,293,567	—	3,011,172	(394,731)	(1,109,374)	3,300,176	149,940
PF Large-Cap Value	16,165,233	32,240	—	1,370,343	(63,125)	(2,546,437)	12,217,568	1,175,897
PF Small-Cap Growth	2,961,637	3,891	—	2,404,021	(874,197)	312,690	—	—
PF Small-Cap Value	5,878,503	9,471	—	3,041,313	691,169	(1,564,362)	1,973,468	246,683
PF Emerging Markets	7,512,489	11,804	—	3,172,691	(360,718)	(789,785)	3,201,099	397,159
PF International Growth	2,379,798	3,190	—	1,477,673	(775,207)	463,653	593,761	114,185
PF International Small-Cap	6,011,349	7,161	—	4,291,033	(1,026,584)	253,358	954,251	151,951
PF International Value	8,456,372	14,971	—	3,256,093	(364,973)	(937,235)	3,913,042	572,920
PF Multi-Asset	76,050,439	146,789	—	5,387,783	(1,186,688)	(15,317,317)	54,305,440	7,469,799
PF Real Estate	4,593,986	1,365,755	—	466,535	(48,957)	(1,129,584)	4,314,665	336,295
	$301,077,422	$25,148,560	$965,262	$46,624,284	($6,886,697)	($37,226,792)	$236,453,471

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$15,115,777	$1,253,779	$215,438	$1,269,469	($195,573)	($1,488,578)	$13,631,374	1,470,483
Pacific Funds Floating Rate Income	19,768,265	17,427,829	823,531	2,719,900	(220,898)	(1,335,783)	33,743,044	3,716,194
Pacific Funds High Income	49,121,354	9,744	1,223,037	8,191,710	(1,060,138)	(5,208,249)	35,894,038	4,268,019
PF Inflation Managed	19,258,639	4,083	—	1,623,915	(96,770)	(1,900,994)	15,641,043	1,769,349
PF Managed Bond	184,148,179	15,462,933	—	15,521,334	(2,776,562)	(17,859,608)	163,453,608	18,181,714
PF Short Duration Bond	29,234,332	46,002,425	—	4,528,611	(136,426)	(1,179,006)	69,392,714	7,350,923
PF Emerging Markets Debt	14,968,265	3,063	—	1,217,956	(147,873)	(1,956,532)	11,648,967	1,762,325
PF Growth	64,762,868	4,596,532	—	21,294,525	(2,160,094)	(12,549,678)	33,355,103	1,515,452
PF Large-Cap Value	67,955,865	11,686,488	—	5,704,436	(482,999)	(11,519,237)	61,935,681	5,961,086
PF Small-Cap Growth	14,480,701	1,992	—	9,261,383	(4,803,121)	2,383,700	2,801,889	223,080
PF Small-Cap Value	33,533,761	5,004	—	19,073,687	619,460	(5,619,910)	9,464,628	1,183,078
PF Emerging Markets	24,487,133	3,891	—	10,167,763	(658,988)	(3,100,142)	10,564,131	1,310,686
PF International Growth	8,726,755	1,251,845	—	4,822,984	(3,211,310)	1,886,846	3,831,152	736,760
PF International Small-Cap	19,594,384	2,263	—	13,648,490	(1,543,613)	(1,251,046)	3,153,498	502,149
PF International Value	23,625,704	1,255,514	—	1,959,642	(144,859)	(4,200,834)	18,575,883	2,719,749
PF Multi-Asset	375,111,682	73,165	—	43,336,712	(9,991,567)	(69,711,746)	252,144,822	34,682,919
PF Real Estate	19,965,253	4,360,026	—	1,897,917	(194,007)	(4,739,525)	17,493,830	1,363,510
	$983,858,917	$103,400,576	$2,262,006	$166,240,434	($27,205,338)	($139,350,322)	$756,725,405

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$5,688,418	$1,062,016	$84,066	$377,262	($59,336)	($604,820)	$5,793,082	624,928
Pacific Funds Floating Rate Income	12,346,693	14,480,586	589,840	1,540,108	(46,653)	(1,022,781)	24,807,577	2,732,112
Pacific Funds High Income	32,745,799	27,134	773,544	8,867,210	(1,094,735)	(2,978,065)	20,606,467	2,450,234
PF Inflation Managed	4,011,991	3,489	—	263,234	(16,826)	(406,028)	3,329,392	376,628
PF Managed Bond	67,209,713	13,095,863	—	4,477,488	(873,315)	(7,007,575)	67,947,198	7,558,086
PF Short Duration Bond	4,060,094	41,773,993	—	1,848,265	(44,621)	(537,841)	43,403,360	4,597,813
PF Emerging Markets Debt	8,315,190	6,978	—	526,559	11,676	(1,196,904)	6,610,381	1,000,058
PF Growth	56,026,177	45,118	—	27,638,822	6,481,964	(17,863,706)	17,050,731	774,681
PF Large-Cap Value	55,395,982	9,748,800	—	3,949,592	(228,977)	(9,762,083)	51,204,130	4,928,213
PF Small-Cap Growth	20,111,409	16,667	—	8,077,389	(4,998,955)	1,344,089	8,395,821	668,457
PF Small-Cap Value	31,936,057	25,580	—	15,680,076	1,697,895	(6,745,099)	11,234,357	1,404,295
PF Emerging Markets	36,728,940	29,069	—	16,129,061	(4,434,294)	(1,173,482)	15,021,172	1,863,669
PF International Growth	13,736,057	11,085	—	5,372,739	(1,931,965)	(319,897)	6,122,541	1,177,412
PF International Small-Cap	20,409,833	15,113	—	11,395,463	(2,598,114)	(687,489)	5,743,880	914,630
PF International Value	30,350,907	25,818	—	2,996,656	(285,716)	(5,157,707)	21,936,646	3,211,808
PF Multi-Asset	397,857,293	14,075,653	—	19,435,927	(4,413,811)	(84,348,476)	303,734,732	41,779,193
PF Real Estate	24,955,600	20,933	—	1,579,638	(178,992)	(5,417,712)	17,800,191	1,387,388
	$821,886,153	$94,463,895	$1,447,450	$130,155,489	($13,014,775)	($143,885,576)	$630,741,658

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2022	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2022
							Ending Value	Shares Balance

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Floating Rate Income	$1,588,599	$4,167,603	$121,979	$242,679	($6,925)	($184,344)	$5,444,233	599,585
Pacific Funds High Income	4,739,958	21,388	116,492	1,598,579	(199,140)	(369,455)	2,710,664	322,314
PF Managed Bond	—	4,115,640	—	28,610	(293)	(140,413)	3,946,324	438,968
PF Short Duration Bond	—	11,886,080	—	363,330	137	(143,819)	11,379,068	1,205,410
PF Emerging Markets Debt	1,604,775	7,329	—	78,948	(12,578)	(218,255)	1,302,323	197,023
PF Growth	30,847,662	132,118	—	6,821,334	(1,914,059)	(5,148,719)	17,095,668	776,723
PF Large-Cap Value	19,164,757	8,045,587	—	1,010,569	(92,864)	(3,779,569)	22,327,342	2,148,926
PF Small-Cap Growth	12,420,775	56,704	—	1,888,759	(1,136,076)	(1,354,548)	8,098,096	644,753
PF Small-Cap Value	21,573,238	96,404	—	6,405,537	256,302	(3,910,342)	11,610,065	1,451,258
PF Emerging Markets	15,752,215	65,284	—	4,808,150	(1,892,281)	(730,402)	8,386,666	1,040,529
PF International Growth	10,292,256	181,857	—	1,850,473	(1,172,477)	(773,034)	6,678,129	1,284,256
PF International Small-Cap	9,453,656	40,116	—	2,988,045	(1,167,374)	(748,488)	4,589,865	730,870
PF International Value	12,031,617	54,801	—	2,642,609	(298,895)	(1,746,906)	7,398,008	1,083,164
PF Multi-Asset	171,234,306	777,031	—	9,963,417	(2,307,380)	(35,256,025)	124,484,515	17,123,042
PF Real Estate	6,421,493	2,802,819	—	424,941	(46,238)	(1,747,799)	7,005,334	546,012
	$317,125,307	$32,450,761	$238,471	$41,115,980	($9,990,141)	($56,252,118)	$242,456,300

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain (loss) includes capital gains distributions received, if any.

As of September 30, 2022, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Ultra Short Income	58.55%
Pacific Funds ESG Core Bond	88.38%
Pacific Funds Small-Cap Value	42.80%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the Plan. A Trustee who defers compensation has the ability to select credit rate options that track the performance, at NAV of Class A and Class P shares of certain series of the Trust without a sales load or at NAV of Class I or Class D shares of the Pacific Select Fund. Pacific Select Fund is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Select Fund. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended September 30, 2022, such expenses decreased by $36,549 for all applicable Funds as a result of the market value depreciation on such accounts. As of September 30, 2022, the total amount in the DCP Liability accounts for all applicable Funds was $113,185.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended September 30, 2022, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Fund	Purchases	Sales	Net Realized Gain (Loss)
PF Small-Cap Growth	$—	$356,097	($475,017)

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $275,000,000 committed revolving line of credit agreement with a syndicate of banks, which is renewed annually. The committed line of credit applies to Pacific Funds Floating Rate Income only. The interest rate on borrowing under the line of credit agreement is the overnight rate (the higher of the Federal Funds Effective Rate or the Adjusted SOFR Rate) plus applicable margin of 1.25%. Pacific Funds Floating Rate Income paid an upfront fee of 0.025% and pays a commitment fee equal to 0.20% per annum on the daily unused portion of the committed line. As of September 30, 2022, the actual interest rate on borrowing by the Trust was 4.32%. For the period ended September 30, 2022 the Trust did not borrow on this line of credit or have any loans outstanding. The commitment fees and interest incurred by Pacific Funds Floating Rate Income are recorded as an expense.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended September 30, 2022, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Pacific Funds Portfolio Optimization Conservative	$—	$—	$23,449,506	$44,996,985
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	26,113,822	46,624,284
Pacific Funds Portfolio Optimization Moderate	—	—	105,662,582	166,240,434
Pacific Funds Portfolio Optimization Growth	—	—	95,911,345	130,155,489
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	32,689,232	41,115,980
Pacific Funds Ultra Short Income	465,488	—	12,957,923	6,133,590
Pacific Funds Short Duration Income	67,889,433	12,114,262	231,794,168	250,232,195
Pacific Funds Core Income	284,354,672	302,341,988	125,957,241	208,496,486
Pacific Funds ESG Core Bond	1,146,729	1,359,560	5,259,677	3,862,870
Pacific Funds Strategic Income	—	—	283,445,567	293,894,862
Pacific Funds Floating Rate Income	—	—	1,381,879,829	1,097,226,602
Pacific Funds High Income	—	—	15,682,128	43,026,748
Pacific Funds Small/Mid-Cap	—	—	24,496,240	88,573,811
Pacific Funds Small-Cap	—	—	2,705,344	7,023,512
Pacific Funds Small-Cap Value	—	—	5,076,026	4,324,538
PF Inflation Managed	5,051,686	14,290,096	929,853	1,594,936
PF Managed Bond	453,170,339	429,298,316	32,823,743	78,605,794
PF Short Duration Bond	129,425,795	92,957,581	85,173,689	10,587,671
PF Emerging Markets Debt	—	—	13,703,088	16,472,925
PF Growth	—	—	7,269,337	57,758,798
PF Large-Cap Value	—	—	32,183,844	12,542,413
PF Small-Cap Growth	—	—	7,621,742	27,537,486
PF Small-Cap Value	—	—	14,207,294	60,348,743
PF Emerging Markets	—	—	10,014,387	43,557,098
PF International Growth	—	—	2,989,571	15,600,645
PF International Small-Cap	—	—	2,212,746	32,994,350
PF International Value	—	—	11,082,157	19,786,939
PF Multi-Asset	68,098,105	64,995,508	95,323,106	163,002,558
PF Real Estate	—	—	12,619,860	6,434,664

10. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of September 30, 2022, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
PF Managed Bond
Sale-buyback financing transactions	U.S. Treasury Obligations	$—	$1,104,697	$—	$—	$1,104,697

Total borrowings		$—	$1,104,697	$—	$—	$1,104,697

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year ended March 31, 2022, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2022:

		Distributable Earning		Late-Year Ordinary and Post-October Losses Deferrals
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
Pacific Funds Portfolio Optimization Conservative	$—	$343,471	$11,118,430	$—	$—	$—	$—
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	28,911,564	—	—	—	—
Pacific Funds Portfolio Optimization Moderate	—	—	146,282,178	—	—	—	—
Pacific Funds Portfolio Optimization Growth	—	—	140,124,553	—	—	—	—
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	69,874,021	—	—	—	—
Pacific Funds Ultra Short Income	—	386	—	—	87,232	—	87,232
Pacific Funds Short Duration Income	—	167,562	—	—	1,259,851	—	1,259,851
Pacific Funds Core Income	—	485,429	—	—	5,961,995	—	5,961,995
Pacific Funds ESG Core Bond	(473,460)	2,009	—	—	—	—	—
Pacific Funds Strategic Income	—	—	5,752,429	—	—	—	—
Pacific Funds Floating Rate Income	(116,308,810)	2,520,121	—	—	—	—	—
Pacific Funds High Income	(4,427,093)	55,243	—	—	—	—	—
Pacific Funds Small/Mid-Cap	—	—	29,620,406	72,582	—	—	72,582
Pacific Funds Small-Cap	—	—	—	3,842	280,495	—	284,337
Pacific Funds Small-Cap Value	—	3,875	639,500	—	—	—	—
PF Inflation Managed	(6,436,288)	391,190	—	—	—	—	—
PF Managed Bond	(14,558,761)	3,573,194	—	—	—	—	—
PF Short Duration Bond	(1,085,025)	282,497	—	—	—	—	—
PF Emerging Markets Debt	(8,016,804)	738,294	—	—	—	—	—
PF Growth	—	—	11,061,070	—	—	—	—
PF Large-Cap Value	—	864,096	9,597,733	—	—	—	—
PF Small-Cap Growth	—	—	—	—	1,460,472	—	1,460,472
PF Small-Cap Value	—	249,019	7,154,761	—	—	—	—
PF Emerging Markets	—	2,205,995	—	—	2,831,760	—	2,831,760
PF International Growth	—	—	—	103,633	777,132	—	880,765
PF International Small-Cap	—	160,187	105,428	—	—	—	—
PF International Value	(1,950,287)	167,470	—	—	—	—	—
PF Multi-Asset	—	897,387	14,683,271	—	—	—	—
PF Real Estate	—	79,509	877,806	—	—	—	—

Accumulated capital losses represent net capital loss carryovers as of March 31, 2022 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2022 and capital loss carryover from prior years utilized during the fiscal year ended March 31, 2022:

	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2022
Fund	Short Term	Long Term
Pacific Funds ESG Core Bond	($254,496)	($218,964)	($473,460)	$—
Pacific Funds Strategic Income	—	—	—	1,500,711
Pacific Funds Floating Rate Income	(24,346,777)	(91,962,033)	(116,308,810)	13,387,542
Pacific Funds High Income	(2,337,046)	(2,090,047)	(4,427,093)	4,356,678
Pacific Funds Small-Cap	—	—	—	108,798
Pacific Funds Small-Cap Value	—	—	—	1,115,440
PF Inflation Managed	—	(6,436,288)	(6,436,288)	598,761
PF Managed Bond	(8,406,464)	(6,152,297)	(14,558,761)	—
PF Short Duration Bond	(407,098)	(677,927)	(1,085,025)	—
PF Emerging Markets Debt	(3,006,178)	(5,010,626)	(8,016,804)	—
PF International Small-Cap	—	—	—	3,509,900
PF International Value	(383,265)	(1,567,022)	(1,950,287)	2,072,439
PF Real Estate	—	—	—	2,901,132

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of September 30, 2022, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (2)	Net Unrealized Appreciation (Depreciation)
Pacific Funds Portfolio Optimization Conservative	$196,827,416	$788,165	($20,851,259)	($20,063,094)	$—	($20,063,094)
Pacific Funds Portfolio Optimization Moderate-Conservative	270,628,640	1,528,640	(35,703,809)	(34,175,169)	—	(34,175,169)
Pacific Funds Portfolio Optimization Moderate	849,149,665	20,567,074	(112,991,334)	(92,424,260)	—	(92,424,260)
Pacific Funds Portfolio Optimization Growth	729,531,050	20,966,334	(119,755,726)	(98,789,392)	—	(98,789,392)
Pacific Funds Portfolio Optimization Aggressive-Growth	286,597,181	10,550,254	(54,691,135)	(44,140,881)	—	(44,140,881)
Pacific Funds Ultra Short Income	44,574,815	4,117	(596,094)	(591,977)	—	(591,977)
Pacific Funds Short Duration Income	1,079,207,544	3,531	(52,201,265)	(52,197,734)	—	(52,197,734)
Pacific Funds Core Income	861,644,379	35,027	(123,122,924)	(123,087,897)	—	(123,087,897)
Pacific Funds ESG Core Bond	27,987,383	—	(4,240,835)	(4,240,835)	—	(4,240,835)
Pacific Funds Strategic Income	1,539,749,786	141,725	(219,154,646)	(219,012,921)	(1,818)	(219,014,739)
Pacific Funds Floating Rate Income	4,511,783,156	722,930	(271,500,562)	(270,777,632)	—	(270,777,632)
Pacific Funds High Income	115,952,472	12,039	(18,111,191)	(18,099,152)	(186)	(18,099,338)
Pacific Funds Small/Mid-Cap	102,745,335	21,535,738	(13,652,358)	7,883,380	—	7,883,380
Pacific Funds Small-Cap	12,968,245	1,728,047	(1,965,814)	(237,767)	—	(237,767)
Pacific Funds Small-Cap Value	17,153,979	2,122,858	(2,476,298)	(353,440)	—	(353,440)
PF Inflation Managed	43,727,848	100,631	(7,182,673)	(7,082,042)	(313,742)	(7,395,784)
PF Managed Bond	492,149,916	1,270,859	(57,988,442)	(56,717,583)	(2,087,887)	(58,805,470)
PF Short Duration Bond	184,670,351	6,499	(6,149,715)	(6,143,216)	(40,061)	(6,183,277)
PF Emerging Markets Debt	37,300,165	52,468	(8,755,592)	(8,703,124)	217,193	(8,485,931)
PF Growth	32,558,034	40,914,990	(1,583,253)	39,331,737	(530)	39,331,207
PF Large-Cap Value	101,610,581	56,966,300	(5,148,840)	51,817,460	—	51,817,460
PF Small-Cap Growth	24,749,330	1,500,067	(6,741,605)	(5,241,538)	(649)	(5,242,187)
PF Small-Cap Value	31,767,227	6,584,600	(3,436,942)	3,147,658	—	3,147,658
PF Emerging Markets	35,533,906	12,771,842	(9,772,383)	2,999,459	(131,058)	2,868,401
PF International Growth	18,635,862	3,577,390	(5,281,610)	(1,704,220)	(98,526)	(1,802,746)
PF International Small-Cap	19,444,368	407,889	(4,827,385)	(4,419,496)	(28,134)	(4,447,630)
PF International Value	62,295,818	1,630,815	(11,736,207)	(10,105,392)	(37,939)	(10,143,331)
PF Multi-Asset	922,133,973	30,183	(30,739,104)	(30,708,921)	(131,596,018)	(162,304,939)
PF Real Estate	53,931,061	1,499,588	(6,086,579)	(4,586,991)	—	(4,586,991)

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives, short sales and foreign currencies, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2018.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

12. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the period ended September 30, 2022 and the fiscal year ended March 31, 2022 were as follows:

	For the Six-Month Period Ended September 30, 2022			For the Year Ended March 31, 2022
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Pacific Funds Portfolio Optimization Conservative	$—	$—	$—	$5,505,199	$4,099,284	$9,604,483
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	—	7,502,753	14,169,221	21,671,974
Pacific Funds Portfolio Optimization Moderate	—	—	—	25,611,893	62,568,898	88,180,791
Pacific Funds Portfolio Optimization Growth	—	—	—	22,040,493	66,517,270	88,557,763
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	—	9,554,507	25,218,335	34,772,842
Pacific Funds Ultra Short Income	367,669	—	367,669	299,573	48,968	348,541
Pacific Funds Short Duration Income	9,961,666	—	9,961,666	18,664,157	7,553,957	26,218,114
Pacific Funds Core Income	11,944,027	—	11,944,027	30,847,639	16,399,705	47,247,344
Pacific Funds ESG Core Bond	235,110	—	235,110	315,297	—	315,297
Pacific Funds Strategic Income	28,706,887	—	28,706,887	42,035,248	11,278,290	53,313,538
Pacific Funds Floating Rate Income	112,835,915	—	112,835,915	104,455,304	—	104,455,304
Pacific Funds High Income	3,600,184	—	3,600,184	7,738,747	—	7,738,747
Pacific Funds Small/Mid-Cap	—	—	—	—	20,392,724	20,392,724
Pacific Funds Small-Cap	—	—	—	—	1,116,905	1,116,905
Pacific Funds Small-Cap Value	—	—	—	20,690	254,619	275,309
PF Inflation Managed	—	—	—	1,116,614	—	1,116,614
PF Managed Bond	—	—	—	11,378,319	—	11,378,319
PF Short Duration Bond	—	—	—	1,203,868	—	1,203,868
PF Emerging Markets Debt	—	—	—	3,023,723	—	3,023,723
PF Growth	—	—	—	731,645	21,388,699	22,120,344
PF Large-Cap Value	—	—	—	3,486,388	15,224,678	18,711,066
PF Small-Cap Growth	—	—	—	4,849,740	3,692,221	8,541,961
PF Small-Cap Value	—	—	—	9,464,883	3,674,317	13,139,200
PF Emerging Markets	—	—	—	5,906,999	9,468,605	15,375,604
PF International Growth	—	—	—	1,677,466	19,174,473	20,851,939
PF International Small-Cap	—	—	—	1,760,022	9,454,912	11,214,934
PF International Value	—	—	—	904,797	—	904,797
PF Multi-Asset	—	—	—	35,350,537	338,196,583	373,547,120
PF Real Estate	—	—	—	300,499	—	300,499

13. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended September 30, 2022 and the fiscal year ended March 31, 2022, were as follows:

	Pacific Funds Portfolio Optimization Conservative (1)		Pacific Funds Portfolio Optimization Moderate-Conservative (1)		Pacific Funds Portfolio Optimization Moderate (1)		Pacific Funds Portfolio Optimization Growth (1)
	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022

Class A
Shares sold	708,542	1,727,763	679,394	1,932,156	1,475,544	4,246,108	1,008,766	3,023,998
Dividends and distribution reinvested	—	653,655	—	1,477,927	—	5,106,526	—	4,799,866
Shares repurchased	(1,750,927)	(2,926,721)	(1,975,251)	(3,461,292)	(4,959,997)	(8,501,671)	(3,084,755)	(6,081,144)
Net increase (decrease)	(1,042,385)	(545,303)	(1,295,857)	(51,209)	(3,484,453)	850,963	(2,075,989)	1,742,720
Beginning shares outstanding	16,159,994	16,705,297	22,588,881	22,640,090	63,415,212	62,564,249	49,685,568	47,942,848
Ending shares outstanding	15,117,609	16,159,994	21,293,024	22,588,881	59,930,759	63,415,212	47,609,579	49,685,568

Class C
Shares sold	171,174	777,419	93,124	278,420	293,210	868,175	294,846	567,971
Dividends and distribution reinvested	—	134,094	—	188,405	—	690,352	—	665,256
Shares repurchased	(809,018)	(1,494,499)	(656,673)	(1,388,722)	(1,595,329)	(3,509,867)	(878,632)	(2,505,844)
Net increase (decrease)	(637,844)	(582,986)	(563,549)	(921,897)	(1,302,119)	(1,951,340)	(583,786)	(1,272,617)
Beginning shares outstanding	3,623,463	4,206,449	2,794,028	3,715,925	8,260,295	10,211,635	6,459,543	7,732,160
Ending shares outstanding	2,985,619	3,623,463	2,230,479	2,794,028	6,958,176	8,260,295	5,875,757	6,459,543

Class I-2
Shares sold	96,108	783,771	18,438	184,139	231,967	1,012,681	201,617	435,678
Dividends and distribution reinvested	—	35,209	—	38,411	—	209,189	—	137,359
Shares repurchased	(595,338)	(540,578)	(106,002)	(135,437)	(407,033)	(1,434,698)	(197,508)	(490,588)
Net increase (decrease)	(499,230)	278,402	(87,564)	87,113	(175,066)	(212,828)	4,109	82,449
Beginning shares outstanding	1,259,476	981,074	573,334	486,221	2,264,849	2,477,677	1,373,292	1,290,843
Ending shares outstanding	760,246	1,259,476	485,770	573,334	2,089,783	2,264,849	1,377,401	1,373,292

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Portfolio Optimization Aggressive-Growth (1)		Pacific Funds Ultra Short Income (1)		Pacific Funds Short Duration Income (1)		Pacific Funds Core Income (1)
	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022

Class A
Shares sold	429,844	1,023,571			2,426,354	5,143,674	562,421	3,044,283
Dividends and distribution reinvested	—	1,603,394			112,133	308,300	145,569	505,586
Shares repurchased	(862,505)	(1,742,144)			(4,543,278)	(7,642,480)	(2,387,125)	(5,653,883)
Net increase (decrease)	(432,661)	884,821			(2,004,791)	(2,190,506)	(1,679,135)	(2,104,014)
Beginning shares outstanding	16,540,653	15,655,832			17,177,270	19,367,776	12,271,008	14,375,022
Ending shares outstanding	16,107,992	16,540,653			15,172,479	17,177,270	10,591,873	12,271,008

Class C
Shares sold	94,270	270,787			292,109	596,291	85,279	351,597
Dividends and distribution reinvested	—	225,465			17,418	56,642	28,788	115,515
Shares repurchased	(218,982)	(816,701)			(951,452)	(1,587,149)	(779,656)	(1,863,670)
Net increase (decrease)	(124,712)	(320,449)			(641,925)	(934,216)	(665,589)	(1,396,558)
Beginning shares outstanding	2,262,616	2,583,065			3,935,458	4,869,674	3,431,250	4,827,808
Ending shares outstanding	2,137,904	2,262,616			3,293,533	3,935,458	2,765,661	3,431,250

Class I
Shares sold			—	—	6,258,371	6,578,649	848,280	4,905,410
Dividends and distribution reinvested			12,127	13,951	197,936	358,444	154,318	469,321
Shares repurchased			—	—	(3,726,712)	(3,507,928)	(2,389,272)	(3,647,590)
Net increase (decrease)			12,127	13,951	2,729,595	3,429,165	(1,386,674)	1,727,141
Beginning shares outstanding			1,303,732	1,289,781	16,874,543	13,445,378	11,366,086	9,638,945
Ending shares outstanding			1,315,859	1,303,732	19,604,138	16,874,543	9,979,412	11,366,086

Class P
Shares sold							335,957	55,717
Dividends and distribution reinvested							50,946	172,598
Shares repurchased							(304,967)	(998,593)
Net increase (decrease)							81,936	(770,278)
Beginning shares outstanding							3,338,028	4,108,306
Ending shares outstanding							3,419,964	3,338,028

Class I-2
Shares sold	61,785	171,829	1,500,094	229,994	22,171,378	37,752,164	12,993,668	22,391,446
Dividends and distribution reinvested	—	84,937	25,231	20,786	637,706	1,675,096	637,032	2,218,471
Shares repurchased	(54,397)	(431,442)	(215,178)	(206,814)	(18,417,062)	(51,719,966)	(21,954,274)	(36,175,271)
Net increase (decrease)	7,388	(174,676)	1,310,147	43,966	4,392,022	(12,292,706)	(8,323,574)	(11,565,354)
Beginning shares outstanding	663,727	838,403	1,875,247	1,831,281	61,285,794	73,578,500	59,926,073	71,491,427
Ending shares outstanding	671,115	663,727	3,185,394	1,875,247	65,677,816	61,285,794	51,602,499	59,926,073

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds ESG Core Bond (1)		Pacific Funds Strategic Income (1)		Pacific Funds Floating Rate Income (1)		Pacific Funds High Income (1)
	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022

Class A
Shares sold			1,575,940	6,683,029	6,274,220	17,247,416	89,185	258,391
Dividends and distribution reinvested			187,209	356,863	722,796	803,790	17,585	32,710
Shares repurchased			(2,765,550)	(3,847,686)	(7,252,924)	(6,490,346)	(156,429)	(323,539)
Net increase (decrease)			(1,002,401)	3,192,206	(255,908)	11,560,860	(49,659)	(32,438)
Beginning shares outstanding			12,279,364	9,087,158	29,085,089	17,524,229	692,141	724,579
Ending shares outstanding			11,276,963	12,279,364	28,829,181	29,085,089	642,482	692,141

Class C
Shares sold			403,438	2,477,374	2,526,306	4,464,380	6,171	17,417
Dividends and distribution reinvested			92,945	183,921	259,441	267,346	2,636	5,927
Shares repurchased			(1,242,476)	(1,762,792)	(1,646,416)	(2,469,159)	(25,039)	(79,580)
Net increase (decrease)			(746,093)	898,503	1,139,331	2,262,567	(16,232)	(56,236)
Beginning shares outstanding			7,179,017	6,280,514	11,321,933	9,059,366	131,258	187,494
Ending shares outstanding			6,432,924	7,179,017	12,461,264	11,321,933	115,026	131,258

Class I
Shares sold	33,990	493,360	4,552,377	13,380,914	60,401,770	117,488,947	78,820	2,872
Dividends and distribution reinvested	15,223	18,076	303,055	132,388	4,093,905	3,884,909	1,187	382
Shares repurchased	(11,849)	(179,907)	(3,479,687)	(1,654,682)	(48,188,119)	(35,894,397)	(150)	(500)
Net increase (decrease)	37,364	331,529	1,375,745	11,858,620	16,307,556	85,479,459	79,857	2,754
Beginning shares outstanding	1,584,981	1,253,452	13,067,925	1,209,305	190,164,924	104,685,465	8,788	6,034
Ending shares outstanding	1,622,345	1,584,981	14,443,670	13,067,925	206,472,480	190,164,924	88,645	8,788

Class P
Shares sold					4,631,981	4,583,286	16,490	263,399
Dividends and distribution reinvested					233,440	42,391	357,832	679,012
Shares repurchased					(731,047)	(121,039)	(3,980,750)	(1,462,828)
Net increase (decrease)					4,134,374	4,504,638	(3,606,428)	(520,417)
Beginning shares outstanding					5,486,979	982,341	13,772,372	14,292,789
Ending shares outstanding					9,621,353	5,486,979	10,165,944	13,772,372

Class I-2
Shares sold	—	—	29,130,543	78,013,830	90,336,798	148,542,651	1,537,193	1,758,421
Dividends and distribution reinvested	12,082	14,440	1,915,347	3,313,444	5,206,559	4,064,989	22,475	38,787
Shares repurchased	—	—	(38,898,391)	(39,939,340)	(69,438,996)	(42,420,594)	(1,510,051)	(1,494,129)
Net increase (decrease)	12,082	14,440	(7,852,501)	41,387,934	26,104,361	110,187,046	49,617	303,079
Beginning shares outstanding	1,267,892	1,253,452	113,616,036	72,228,102	183,612,794	73,425,748	683,072	379,993
Ending shares outstanding	1,279,974	1,267,892	105,763,535	113,616,036	209,717,155	183,612,794	732,689	683,072

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Small/Mid-Cap (1)		Pacific Funds Small Cap (1)		Pacific Funds Small-Cap Value (1)
	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022

Class A
Shares sold	63,309	149,461	4,486	12,435	38,839	75,109
Dividends and distribution reinvested	—	77,769	—	6,382	—	3,072
Shares repurchased	(87,730)	(311,842)	(2,614)	(53,782)	(34,608)	(24,792)
Net increase (decrease)	(24,421)	(84,612)	1,872	(34,965)	4,231	53,389
Beginning shares outstanding	1,231,339	1,315,951	131,072	166,037	244,685	191,296
Ending shares outstanding	1,206,918	1,231,339	132,944	131,072	248,916	244,685

Class C
Shares sold	12,684	37,723	2,037	12,588	5,334	11,307
Dividends and distribution reinvested	—	39,561	—	2,429	—	913
Shares repurchased	(84,812)	(115,367)	(7,073)	(11,292)	(16,044)	(18,984)
Net increase (decrease)	(72,128)	(38,083)	(5,036)	3,725	(10,710)	(6,764)
Beginning shares outstanding	614,991	653,074	54,427	50,702	64,064	70,828
Ending shares outstanding	542,863	614,991	49,391	54,427	53,354	64,064

Class R6
Shares sold	—	145,838	—	128,279	—	132,275
Dividends and distribution reinvested	—	—	—	—	—	182
Shares repurchased	(2,297)	(175,100)	(1,463)	(128,275)	(1,633)	(126,486)
Net increase (decrease)	(2,297)	(29,262)	(1,463)	4	(1,633)	5,971
Beginning shares outstanding	59,220	88,482	116,992	116,988	106,384	100,413
Ending shares outstanding	56,923	59,220	115,529	116,992	104,751	106,384

Class I-2
Shares sold	383,402	2,063,190	41,626	829,811	79,143	151,001
Dividends and distribution reinvested	—	1,048,226	—	58,948	—	17,396
Shares repurchased	(4,864,914)	(9,465,424)	(409,110)	(416,173)	(36,237)	(92,776)
Net increase (decrease)	(4,481,512)	(6,354,008)	(367,484)	472,586	42,906	75,621
Beginning shares outstanding	11,455,764	17,809,772	1,171,018	698,432	1,258,217	1,182,596
Ending shares outstanding	6,974,252	11,455,764	803,534	1,171,018	1,301,123	1,258,217

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund		PF Emerging Markets Debt Fund
	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022

Class P
Shares sold	5,650	1,501,983	4,647,891	709,388	12,746,030	279,189	6,903	171,086
Dividends and distributions reinvested	—	109,903	—	1,040,419	—	120,628	—	382,266
Shares repurchased	(422,698)	(482,370)	(3,859,759)	(11,496,806)	(1,224,663)	(2,547,877)	(1,050,112)	(2,465,211)
Net increase (decrease)	(417,048)	1,129,516	788,132	(9,746,999)	11,521,367	(2,148,060)	(1,043,209)	(1,911,859)
Beginning shares outstanding	4,466,423	3,336,907	41,798,118	51,545,117	7,469,281	9,617,341	5,535,619	7,447,478
Ending shares outstanding	4,049,375	4,466,423	42,586,250	41,798,118	18,990,648	7,469,281	4,492,410	5,535,619

	PF Growth Fund		PF Large-Cap Value Fund		PF Small-Cap Growth Fund		PF Small-Cap Value Fund
	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022

Class P
Shares sold	279,582	615,016	2,761,472	972,331	5,453	376,505	15,778	143,063
Dividends and distributions reinvested	—	660,506	—	1,486,633	—	439,628	—	1,254,846
Shares repurchased	(2,465,243)	(1,694,987)	(1,101,707)	(3,273,280)	(1,628,109)	(587,947)	(5,502,297)	(2,345,664)
Net increase (decrease)	(2,185,661)	(419,465)	1,659,765	(814,316)	(1,622,656)	228,186	(5,486,519)	(947,755)
Beginning shares outstanding	5,446,936	5,866,401	13,120,287	13,934,603	3,158,946	2,930,760	9,842,533	10,790,288
Ending shares outstanding	3,261,275	5,446,936	14,780,052	13,120,287	1,536,290	3,158,946	4,356,014	9,842,533

	PF Emerging Markets Fund		PF International Growth Fund		PF International Small-Cap Fund		PF International Value Fund
	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022

Class P
Shares sold	12,248	287,086	253,809	282,079	8,977	3,168,959	180,912	5,113,482
Dividends and distributions reinvested	—	1,247,379	—	2,719,026	—	1,222,568	—	107,458
Shares repurchased	(3,959,592)	(2,312,955)	(2,433,827)	(1,749,041)	(4,794,666)	(367,681)	(1,582,945)	(393,220)
Net increase (decrease)	(3,947,344)	(778,490)	(2,180,018)	1,252,064	(4,785,689)	4,023,846	(1,402,033)	4,827,720
Beginning shares outstanding	8,752,012	9,530,502	5,492,630	4,240,566	7,195,543	3,171,697	9,102,676	4,274,956
Ending shares outstanding	4,804,668	8,752,012	3,312,612	5,492,630	2,409,854	7,195,543	7,700,643	9,102,676

	PF Multi-Asset Fund		PF Real Estate Fund
	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022	Six-Month Period Ended 9/30/2022	Year Ended 3/31/2022

Class P
Shares sold	1,868,132	4,278,246	650,361	2,044,575
Dividends and distributions reinvested	—	37,238,664	—	17,122
Shares repurchased	(10,018,308)	(14,438,738)	(324,487)	(399,808)
Net increase (decrease)	(8,150,176)	27,078,172	325,874	1,661,889
Beginning shares outstanding	112,419,527	85,341,355	3,554,197	1,892,308
Ending shares outstanding	104,269,351	112,419,527	3,880,071	3,554,197

(1)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2022 to September 30, 2022.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/22” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/1/22-09/30/22” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2022 to September 30, 2022.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/1/22-09/30/22”.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/22	Ending Account Value at 09/30/22	Annualized Expense Ratio	Expenses Paid During the Period 04/01/22 - 09/30/22 (1)
Pacific Funds Portfolio Optimization Conservative (2), (3)
Actual Fund Return

Class A	$1,000.00	$872.80	0.60%	$2.82

Class C	1,000.00	869.70	1.35%	6.33

Class I-2	1,000.00	873.60	0.35%	1.64

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Class I-2	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate-Conservative (2), (3)
Actual Fund Return

Class A	$1,000.00	$848.50	0.60%	$2.78

Class C	1,000.00	845.00	1.35%	6.24

Class I-2	1,000.00	849.60	0.35%	1.62

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Class I-2	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate (2), (3)
Actual Fund Return

Class A	$1,000.00	$824.50	0.60%	$2.74

Class C	1,000.00	821.30	1.35%	6.16

Class I-2	1,000.00	825.50	0.35%	1.60

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Class I-2	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Growth (2), (3)
Actual Fund Return

Class A	$1,000.00	$804.60	0.60%	$2.71

Class C	1,000.00	800.90	1.35%	6.09

Class I-2	1,000.00	805.40	0.35%	1.58

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Class I-2	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Aggressive-Growth (2), (3)
Actual Fund Return

Class A	$1,000.00	$786.20	0.60%	$2.69

Class C	1,000.00	783.00	1.35%	6.03

Class I-2	1,000.00	787.60	0.35%	1.57

Hypothetical

Class A	$1,000.00	$1,022.06	0.60%	$3.04

Class C	1,000.00	1,018.30	1.35%	6.83

Class I-2	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Ultra Short Income (3)
Actual Fund Return

Class I	$1,000.00	$997.90	0.32%	$1.60

Class I-2	1,000.00	997.90	0.32%	1.60

Hypothetical

Class I	$1,000.00	$1,023.46	0.32%	$1.62

Class I-2	1,000.00	1,023.46	0.32%	1.62

See explanation of references on page D-3

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/22	Ending Account Value at 09/30/22	Annualized Expense Ratio	Expenses Paid During the Period 04/01/22 - 09/30/22 (1)
Pacific Funds Short Duration Income (3)
Actual Fund Return

Class A	$1,000.00	$976.10	0.75%	$3.72

Class C	1,000.00	972.40	1.50%	7.42

Class I	1,000.00	977.60	0.45%	2.23

Class I-2	1,000.00	977.40	0.50%	2.48

Hypothetical

Class A	$1,000.00	$1,021.31	0.75%	$3.80

Class C	1,000.00	1,017.55	1.50%	7.59

Class I	1,000.00	1,022.81	0.45%	2.28

Class I-2	1,000.00	1,022.56	0.50%	2.54
Pacific Funds Core Income (3)
Actual Fund Return

Class A	$1,000.00	$899.40	0.85%	$4.05

Class C	1,000.00	896.90	1.60%	7.61

Class I	1,000.00	900.90	0.55%	2.62

Class P	1,000.00	901.20	0.55%	2.62

Class I-2	1,000.00	901.90	0.55%	2.62

Hypothetical

Class A	$1,000.00	$1,020.81	0.85%	$4.31

Class C	1,000.00	1,017.05	1.60%	8.09

Class I	1,000.00	1,022.31	0.55%	2.79

Class P	1,000.00	1,022.31	0.55%	2.79

Class I-2	1,000.00	1,022.31	0.55%	2.79
Pacific Funds ESG Core Bond (3)
Actual Fund Return

Class I	$1,000.00	$904.90	0.48%	$2.29

Class I-2	1,000.00	904.90	0.48%	2.29

Hypothetical

Class I	$1,000.00	$1,022.66	0.48%	$2.43

Class I-2	1,000.00	1,022.66	0.48%	2.43
Pacific Funds Strategic Income (3)
Actual Fund Return

Class A	$1,000.00	$903.20	0.94%	$4.48

Class C	1,000.00	899.60	1.66%	7.90

Class I	1,000.00	904.90	0.64%	3.06

Class I-2	1,000.00	903.50	0.69%	3.29

Hypothetical

Class A	$1,000.00	$1,020.36	0.94%	$4.76

Class C	1,000.00	1,016.75	1.66%	8.39

Class I	1,000.00	1,021.86	0.64%	3.24

Class I-2	1,000.00	1,021.61	0.69%	3.50
Pacific Funds Floating Rate Income (3)
Actual Fund Return

Class A	$1,000.00	$964.70	0.98%	$4.83

Class C	1,000.00	960.10	1.69%	8.30

Class I	1,000.00	965.20	0.67%	3.30

Class P	1,000.00	964.10	0.67%	3.30

Class I-2	1,000.00	965.10	0.72%	3.55

Hypothetical

Class A	$1,000.00	$1,020.16	0.98%	$4.96

Class C	1,000.00	1,016.60	1.69%	8.54

Class I	1,000.00	1,021.71	0.67%	3.40

Class P	1,000.00	1,021.71	0.67%	3.40

Class I-2	1,000.00	1,021.46	0.72%	3.65

	Beginning Account Value at 04/01/22	Ending Account Value at 09/30/22	Annualized Expense Ratio	Expenses Paid During the Period 04/01/22 - 09/30/22 (1)
Pacific Funds High Income (3)
Actual Fund Return

Class A	$1,000.00	$887.60	0.95%	$4.50

Class C	1,000.00	884.10	1.67%	7.89

Class I	1,000.00	888.60	0.65%	3.08

Class P	1,000.00	888.70	0.65%	3.08

Class I-2	1,000.00	889.00	0.70%	3.31

Hypothetical

Class A	$1,000.00	$1,020.31	0.95%	$4.81

Class C	1,000.00	1,016.70	1.67%	8.44

Class I	1,000.00	1,021.81	0.65%	3.29

Class P	1,000.00	1,021.81	0.65%	3.29

Class I-2	1,000.00	1,021.56	0.70%	3.55
Pacific Funds Small/Mid-Cap (3)
Actual Fund Return

Class A	$1,000.00	$780.30	1.21%	$5.40

Class C	1,000.00	777.60	1.96%	8.73

Class R6	1,000.00	781.70	0.86%	3.84

Class I-2	1,000.00	781.10	0.96%	4.29

Hypothetical

Class A	$1,000.00	$1,019.00	1.21%	$6.12

Class C	1,000.00	1,015.24	1.96%	9.90

Class R6	1,000.00	1,020.76	0.86%	4.36

Class I-2	1,000.00	1,020.26	0.96%	4.86
Pacific Funds Small-Cap (3)
Actual Fund Return

Class A	$1,000.00	$771.80	1.20%	$5.33

Class C	1,000.00	769.30	1.95%	8.65

Class R6	1,000.00	773.40	0.85%	3.78

Class I-2	1,000.00	773.40	0.95%	4.22

Hypothetical

Class A	$1,000.00	$1,019.05	1.20%	$6.07

Class C	1,000.00	1,015.29	1.95%	9.85

Class R6	1,000.00	1,020.81	0.85%	4.31

Class I-2	1,000.00	1,020.31	0.95%	4.81
Pacific Funds Small-Cap Value (3)
Actual Fund Return

Class A	$1,000.00	$799.00	1.20%	$5.41

Class C	1,000.00	795.90	1.95%	8.78

Class R6	1,000.00	800.60	0.85%	3.84

Class I-2	1,000.00	800.20	0.95%	4.29

Hypothetical

Class A	$1,000.00	$1,019.05	1.20%	$6.07

Class C	1,000.00	1,015.29	1.95%	9.85

Class R6	1,000.00	1,020.81	0.85%	4.31

Class I-2	1,000.00	1,020.31	0.95%	4.81
PF Inflation Managed Fund
Actual Fund Return

Class P	$1,000.00	$890.20	0.58%	$2.75

Hypothetical

Class P	$1,000.00	$1,022.16	0.58%	$2.94

See explanation of references on page D-3

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/22	Ending Account Value at 09/30/22	Annualized Expense Ratio	Expenses Paid During the Period 04/01/22 - 09/30/22 (1)
PF Managed Bond Fund
Actual Fund Return

Class P	$1,000.00	$885.70	0.54%	$2.55

Hypothetical

Class P	$1,000.00	$1,022.36	0.54%	$2.74
PF Short Duration Bond Fund
Actual Fund Return

Class P	$1,000.00	$971.20	0.55%	$2.72

Hypothetical

Class P	$1,000.00	$1,022.31	0.55%	$2.79
PF Emerging Markets Debt Fund
Actual Fund Return

Class P	$1,000.00	$852.90	0.89%	$4.13

Hypothetical

Class P	$1,000.00	$1,020.61	0.89%	$4.51
PF Growth Fund
Actual Fund Return

Class P	$1,000.00	$755.80	0.70%	$3.08

Hypothetical

Class P	$1,000.00	$1,021.56	0.70%	$3.53
PF Large-Cap Value Fund
Actual Fund Return

Class P	$1,000.00	$830.50	0.80%	$3.67

Hypothetical

Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Small-Cap Growth Fund
Actual Fund Return

Class P	$1,000.00	$793.90	0.75%	$3.37

Hypothetical

Class P	$1,000.00	$1,021.31	0.75%	$3.80
PF Small-Cap Value Fund
Actual Fund Return

Class P	$1,000.00	$808.90	0.90%	$4.08

Hypothetical

Class P	$1,000.00	$1,020.56	0.90%	$4.56
PF Emerging Markets Fund
Actual Fund Return

Class P	$1,000.00	$802.80	0.95%	$4.29

Hypothetical

Class P	$1,000.00	$1,020.31	0.95%	$4.81
PF International Growth Fund
Actual Fund Return

Class P	$1,000.00	$790.30	0.97%	$4.35

Hypothetical

Class P	$1,000.00	$1,020.21	0.97%	$4.91
PF International Small-Cap Fund
Actual Fund Return

Class P	$1,000.00	$767.70	1.09%	$4.83

Hypothetical

Class P	$1,000.00	$1,019.60	1.09%	$5.52

	Beginning Account Value at 04/01/22	Ending Account Value at 09/30/22	Annualized Expense Ratio	Expenses Paid During the Period 04/01/22 - 09/30/22 (1)
PF International Value Fund
Actual Fund Return

Class P	$1,000.00	$810.20	0.80%	$3.63

Hypothetical

Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Multi-Asset Fund
Actual Fund Return

Class P	$1,000.00	$775.00	0.51%	$2.27

Hypothetical

Class P	$1,000.00	$1,022.51	0.51%	$2.59
PF Real Estate Fund
Actual Fund Return

Class P	$1,000.00	$767.80	0.90%	$3.99

Hypothetical

Class P	$1,000.00	$1,020.56	0.90%	$4.56

(1)

Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

(2)	The annualized expense ratios for the Portfolio Optimization Funds do not include fees and expenses of the Funds in which they invest (see Note 1 in Notes to Financial Statements).
(3)	Advisor Class shares were renamed to Class I-2 shares on August 1, 2022.

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Part F of Form N-PORT (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Part F of Form N-PORT (when required) is filed pursuant to applicable regulations and is available after filing on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificfunds.com/resources/prospectuses-reports

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Pacific Funds

Mailing address:

P.O. Box 9768

Providence, RI 02940-9768

ADDRESS SERVICE REQUESTED

Semi-Annual Report as of September 30, 2022 for:

• Pacific Funds

Form Nos.	3012-21A

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule I.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The Chief Executive Officer and the Treasurer of the Registrant have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Separate certifications for the principal executive and principal financial officer of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	December 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrian S. Griggs
Adrian S. Griggs
Chief Executive Officer

Date:	December 1, 2022

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	December 1, 2022